UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	June 30, 2022

Fund of Funds Portfolios
Balanced Strategy
Growth and Income Strategy
Growth Strategy
Satellite Strategies

Goldman Sachs Fund of Funds Portfolios

∎	BALANCED STRATEGY

∎	GROWTH AND INCOME STRATEGY

∎	GROWTH STRATEGY

∎	SATELLITE STRATEGIES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Fund of Funds Portfolios

The following are highlights both of key factors affecting the global capital markets and satellite asset classes and of any key changes made to the Goldman Sachs Fund of Funds Portfolios (“Portfolios”) during the six months ended June 30, 2022 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Portfolios’ annual shareholder report covering the 12 months ended December 31, 2022.

Market and Economic Review

Global Capital Markets

•	Overall, the global capital markets struggled during the Reporting Period.

•

Economic uncertainty and market volatility was largely fueled by a rapid change in perceptions of upside inflation risk and the U.S. Federal Reserve’s (“Fed”) efforts to head off a potential recession.

•	Global equities, as represented by the MSCI All Country World Index, returned -20.18%.

•	Global fixed income, as represented by the Bloomberg Global Aggregate Bond Index, returned -13.91%.

•

In the first quarter of 2022, when the Reporting Period began, rapidly evolving expectations for inflation and Fed policy had already complicated the macro outlook, but the February Russian invasion of Ukraine significantly increased market uncertainty and volatility.

•	Valuations broadly fell across multiple asset classes, with global equities suffering substantial declines.

•	Credit spreads (i.e., yield differentials between corporate bonds and U.S. Treasury securities of comparable maturity) widened as bond yields rose in response to inflationary pressures.

•

During the second quarter of 2022, investor concerns around slower economic growth accelerated; the Russia/Ukraine conflict led to a surge in commodity prices; and the risks of a potential policy miscalculation by the Fed increased.

•

Unexpectedly higher inflation data, released in early June, brought consumer confidence into focus and eroded the narrative in some parts of the market that suggested the U.S. economy had experienced peak inflation.

•

Most global equity markets fell into bear market territory during the second calendar quarter. (A bear market is a condition in which securities prices fall 20% or more from recent highs amid widespread pessimism and negative investor sentiment.)

•

Bond yields rose as Fed interest rate hikes came faster than investors had previously anticipated. Rising short-term interest rates and expectations for further monetary policy tightening hurt duration-sensitive assets, while concerns about the economic outlook pushed credit spreads wider.

Satellite Asset Classes

•	Satellite asset classes generally produced negative returns during the Reporting Period overall and underperformed traditional equity and fixed income asset classes.

•

In the first quarter of 2022, the performance of satellite asset classes was largely negative, with emerging markets equities and emerging markets debt the weakest performers overall due to region-specific risks, including the Russia/Ukraine conflict.

•	The notable exceptions were energy infrastructure and global infrastructure securities, which posted gains for the quarter as energy prices moved sharply higher after Russia’s invasion of Ukraine.

•	Among fixed income satellite asset classes, high yield floating rate securities held up best, benefiting from rising interest rates.

1

MARKET REVIEW

•

During the second calendar quarter, all satellite asset classes posted negative returns, as global risk assets broadly declined. However, emerging markets equities, energy master limited partnerships (“MLPs”) and global infrastructure securities performed better than traditional asset classes.

•

Emerging markets equities outpaced developed markets equities, as Chinese stocks benefited from a combination of supportive monetary and fiscal policy and some easing of lockdown restrictions near quarter end.

•	Commodity prices increased, helping energy-related equities, such as MLPs and energy infrastructure securities, outperform the broader global equity market.

•	Laggards included non-U.S. small-cap equities and global real estate securities, both of which underperformed the broader global equity market.

•

Among fixed income satellite asset classes, emerging markets debt and high yield corporate bonds underperformed the broad U.S. fixed income market, as geopolitical risks persisted and credit spreads widened.

Portfolio Changes and Highlights

Fund of Funds Portfolios

•	Effective January 3, 2022, Alexandra Wilson-Elizondo became a portfolio manager for all of the Portfolios, joining Neill Nuttall and Siwen Wu.

2

FUND BASICS

Balanced Strategy

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Portfolio Total Return (based on NAV)[1]	Balanced Strategy Composite Index[2]	Bloomberg Global Aggregate Bond Index[2]	MSCI ACWI Index[2]

Class A	-13.36%	-13.52%	-9.06%	-20.18%
Class C	-13.74	-13.52	-9.06	-20.18
Institutional	-13.21	-13.52	-9.06	-20.18
Service	-13.40	-13.52	-9.06	-20.18
Investor	-13.25	-13.52	-9.06	-20.18
Class R6	-13.20	-13.52	-9.06	-20.18
Class R	-13.53	-13.52	-9.06	-20.18
Class P	-13.20	-13.52	-9.06	-20.18

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Balanced Strategy Composite Index (“Balanced Composite”) is a composite representation prepared by the Investment Adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Balanced Composite is comprised of a blend of the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged) (“Bloomberg Global Index”) (60%) and the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”) (40%). The Bloomberg Global Index is an unmanaged index, provides a broad-based measure of the global investment grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The MSCI® ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3

FUND BASICS

COMPOSITION[3]

The Portfolio seeks current income and long-term capital appreciation. Under normal conditions, the Portfolio seeks to achieve its investment objective by investing approximately 50% (which allocation could be increased by 30% or decreased by 25%) of its assets in underlying fixed income funds, approximately 15% (which allocation could be increased by 5% or decreased by 15%) of its assets in the underlying dynamic funds, and approximately 35% (which allocation could be increased by 25% or decreased by 30%) of its assets in underlying equity funds.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS[3]

DYNAMIC FUND WEIGHTINGS[4] (Changes quarterly)

Fund	Strategic Model Portfolio Weightings	Dynamic Fund Weightings
GS Emerging Market Debt Fund	3.1%	1.6%
GS Global Income Fund	25.6%	28.2%
GS High Yield Fund	1.0%	0.0%
GS HY Floating Rate Fund	1.0%	1.3%
GS Access IG Corporate Bond ETF	10.0%	10.0%
GS Local Emerging Markets Debt Fund	1.0%	0.0%
GS Core Fixed Income Fund	3.3%	3.3%
GS Short Duration Bond Fund	0.0%	4.5%
Interest Rate Option Strategy	0.8%	0.7%
GS ActiveBeta Large Cap Equity ETF	10.0%	14.0%
GS Dynamic Global Equity Fund	15.3%	0.0%
GS Emerging Markets Equity Insights Fund	4.1%	3.7%
GS International Equity Insights Fund	4.7%	6.0%
GS International Small Cap Insights Fund	2.2%	1.4%
US Large Cap Equity Futures	5.0%	6.0%
GS Large Cap Value Insights Fund	0.0%	1.0%
GS Large Cap Growth Insights Fund	0.0%	0.5%
GS ActiveBeta International Equity ETF	0.0%	2.6%
GS MarketBeta International Equity ETF	0.0%	1.1%
GS Small Cap Equity Insights Fund	0.0%	0.3%
GS ActiveBeta Emerging Markets Equity ETF	0.0%	1.2%
GS MarketBeta Emerging Markets Equity ETF	0.0%	0.6%
GS Global Infrastructure Fund	2.0%	2.0%
GS Global Real Estate Securities Fund	1.0%	1.0%
GS Alternative Premia Fund	2.1%	0.0%
GS Managed Futures Strategy Fund	2.9%	2.9%
Tactical Tilts	5.0%	2.3%

4

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

[4]	Generally, dynamic fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2022. Actual Fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Growth and Income Strategy

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Portfolio Total Return (based on NAV)[1]	Growth and Income Strategy Composite Index[2]	Bloomberg Global Aggregate Bond Index[2]	MSCI ACWI Index[2]

Class A	-15.79%	-15.74%	-9.06%	-20.18%
Class C	-16.11	-15.74	-9.06	-20.18
Institutional	-15.59	-15.74	-9.06	-20.18
Service	-15.77	-15.74	-9.06	-20.18
Investor	-15.65	-15.74	-9.06	-20.18
Class R6	-15.58	-15.74	-9.06	-20.18
Class R	-15.85	-15.74	-9.06	-20.18
Class P	-15.59	-15.74	-9.06	-20.18

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Growth and Income Strategy Composite Index (“Growth and Income Composite”) is a composite representation prepared by the Investment Adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Growth and Income Composite is comprised of a blend of the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged) (“Bloomberg Global Index”) (40%) and the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”) (60%). The Growth and Income Composite figures do not reflect any deduction for fees, expenses or taxes. The Bloomberg Global Index is an unmanaged index, provides a broad-based measure of the global investment-grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

6

FUND BASICS

COMPOSITION[3]

The Portfolio seeks long-term capital appreciation and current income. Under normal conditions, the Portfolio seeks to achieve its investment objective by investing approximately 55% (which allocation could be increased by 25% or decreased by 30%) of its assets in underlying equity funds, approximately 15% (which allocation could be increased by 5% or decreased by 15%) of its assets in the underlying dynamic funds, and approximately 30% (which allocation could be increased by 30% or decreased by 25%) of its assets in the underlying fixed income funds.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS[3]

3.6%	GS Emerging Market Debt Fund
9.6%	GS Global Income Fund
1.0%	GS High Yield Fund
1.0%	GS HY Floating Rate Fund
9.7%	GS Access IG Corporate Bond ETF
1.0%	GS Local Emerging Markets Debt Fund
0.0%	GS Core Fixed Income Fund
0.0%	GS Short Duration Bond Fund
0.0%	US 10y Treasury Futures
0.8%	Interest Rate Option Strategy
20.0%	GS ActiveBeta Large Cap Equity ETF
20.4%	GS Dynamic Global Equity Fund
5.6%	GS Emerging Markets Equity Insights Fund
8.6%	GS International Equity Insights Fund
2.8%	GS International Small Cap Insights Fund
5.0%	US Large Cap Equity Futures
0.0%	GS Large Cap Value Insights Fund
0.0%	GS Large Cap Growth Insights Fund
0.0%	GS ActiveBeta International Equity ETF
0.0%	GS MarketBeta International Equity ETF
0.0%	GS Small Cap Equity Insights Fund
0.0%	GS ActiveBeta Emerging Markets Equity ETF
0.0%	GS MarketBeta Emerging Markets Equity ETF
2.0%	GS Global Infrastructure Fund
1.0%	GS Global Real Estate Securities Fund
1.4%	GS Alternative Premia Fund
2.6%	GS Managed Futures Strategy Fund
4.0%	Tactical Tilts

DYNAMIC FUND WEIGHTINGS[4]

(Changes monthly)

1.8%	GS Emerging Market Debt Fund
12.4%	GS Global Income Fund
0.0%	GS High Yield Fund
1.3%	GS HY Floating Rate Fund
9.7%	GS Access IG Corporate Bond ETF
0.0%	GS Local Emerging Markets Debt Fund
0.0%	GS Core Fixed Income Fund
4.5%	GS Short Duration Bond Fund
0.0%	US 10y Treasury Futures
0.7%	Interest Rate Option Strategy
25.3%	GS ActiveBeta Large Cap Equity ETF
0.0%	GS Dynamic Global Equity Fund
5.4%	GS Emerging Markets Equity Insights Fund
10.4%	GS International Equity Insights Fund
2.1%	GS International Small Cap Insights Fund
6.7%	US Large Cap Equity Futures
1.3%	GS Large Cap Value Insights Fund
0.7%	GS Large Cap Growth Insights Fund
3.5%	GS ActiveBeta International Equity ETF
1.6%	GS MarketBeta International Equity ETF
0.5%	GS Small Cap Equity Insights Fund
1.6%	GS ActiveBeta Emerging Markets Equity ETF
0.7%	GS MarketBeta Emerging Markets Equity ETF
2.0%	GS Global Infrastructure Fund
1.0%	GS Global Real Estate Securities Fund
0.0%	GS Alternative Premia Fund
2.6%	GS Managed Futures Strategy Fund
2.1%	Tactical Tilts

7

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation.

[4]	Generally, dynamic fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2022. Actual underlying fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Growth Strategy

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Portfolio Total Return (based on NAV)[1]	Growth Strategy Composite Index[2]	Bloomberg Global Aggregate Bond Index[2]	MSCI ACWI Index[2]

Class A	-17.89%	-17.96%	-9.06%	-20.18%
Class C	-18.17	-17.96	-9.06	-20.18
Institutional	-17.70	-17.96	-9.06	-20.18
Service	-17.94	-17.96	-9.06	-20.18
Investor	-17.78	-17.96	-9.06	-20.18
Class R6	-17.74	-17.96	-9.06	-20.18
Class R	-17.99	-17.96	-9.06	-20.18
Class P	-17.74	-17.96	-9.06	-20.18

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Growth Strategy Composite Index (“Growth Composite”) is a composite representation prepared by the Investment Advisor of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Growth Composite is comprised of a blend of the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged) (“Bloomberg Global Index”) (20%) and the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”) (80%). The Growth Strategy Composite figures do not reflect any deduction for fees, expenses or taxes. The Bloomberg Global Index is an unmanaged index, provides a broad-based measure of the global investment-grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

9

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation.

[4]	Generally, dynamic fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2022. Actual underlying fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

10

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

11

FUND BASICS

Satellite Strategies

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Portfolio Total Return (based on NAV)[1]	Satellite Strategies Composite Index[2]	Bloomberg U.S. Aggregate Bond Index[2]	MSCI® EAFE® Net Total Return Index[2]	S&P 500® Index[2]

Class A	-14.80%	-16.00%	-10.35%	-19.57%	-19.96%
Class C	-15.04	-16.00	-10.35	-19.57	-19.96
Institutional	-14.58	-16.00	-10.35	-19.57	-19.96
Service	-14.75	-16.00	-10.35	-19.57	-19.96
Investor	-14.63	-16.00	-10.35	-19.57	-19.96
Class R6	-14.56	-16.00	-10.35	-19.57	-19.96
Class R	-14.95	-16.00	-10.35	-19.57	-19.96
Class P	-14.56	-16.00	-10.35	-19.57	-19.96

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Satellite Strategies Composite Index (“Satellite Composite”) is a composite representation prepared by the Investment Adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Satellite Composite is comprised of the Bloomberg U.S. Aggregate Bond Index (40%), the S&P 500® Index (30%), and the MSCI® EAFE® Net Total Return Index (30%). The Satellite Composite figures do not reflect any deduction for fees, expenses or taxes. The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The unmanaged MSCI® EAFE® Index is a market capitalization weighted composite of securities in 21 developed markets. Developed Markets countries in the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

12

FUND BASICS

TARGET RISK-CONTRIBUTION INVESTMENT PORTFOLIO[3] AS OF 6/30/22

Percentage of Investment Portfolio

[3]	Generally, dynamic fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2022. Actual underlying fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

13

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[4]

Percentage of Net Assets

[4]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

14

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds – 88.0%
Dynamic(a) – 3.9%
1,647,985	Goldman Sachs Managed Futures Strategy Fund – Class R6	$20,154,860

Equity – 17.3%
2,928,169	Goldman Sachs International Equity Insights Fund – Class R6(a)	34,201,010
2,443,647	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6(a)	19,817,981
827,511	Goldman Sachs Global Infrastructure Fund – Class R6(a)	10,443,185
642,344	Goldman Sachs International Small Cap Insights Fund – Class R6(a)	6,995,128
263,811	Goldman Sachs Large Cap Value Insights Fund – Class R6(a)	5,394,936
531,154	Goldman Sachs Global Real Estate Securities Fund – Class R6(a)	5,215,936
518,126	Goldman Sachs Energy Infrastructure Fund –Class R6(a)	5,170,896
71,776	Goldman Sachs Small Cap Equity Insights Fund – Class R6(a)	1,546,055

		88,785,127

Exchange Traded Funds – 28.5%
8,835	Energy Select Sector SPDR Fund	631,791
938,094	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	70,300,764
1,139,178	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	52,459,147
444,738	Goldman Sachs ActiveBeta International Equity ETF(a)	12,350,374
167,262	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	4,976,045
109,928	Goldman Sachs MarketBeta International Equity ETF(a)	4,929,083
58,442	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	2,434,109
7,372	Health Care Select Sector SPDR Fund	945,385

		149,026,698

Fixed Income(a) – 38.3%
13,090,817	Goldman Sachs Global Core Fixed Income Fund – Class R6	147,533,506
2,570,012	Goldman Sachs Short Duration Bond Fund – Class R6	24,235,209
1,591,913	Goldman Sachs Core Fixed Income Fund – Class R6	15,155,015
875,925	Goldman Sachs Emerging Markets Debt Fund – Class R6	8,014,714
497,449	Goldman Sachs High Yield Floating Rate Fund – Class R6	4,312,881

		199,251,325

TOTAL UNDERLYING FUNDS – 88.0% (Cost $485,995,700)		$457,218,010

Shares	Distribution Rate	Value

Investment Company(a) – 9.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
50,447,669	1.367%	$50,447,669
(Cost $50,447,669)

TOTAL INVESTMENTS – 97.7% (Cost $536,443,369)		$507,665,679

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		11,818,414

NET ASSETS – 100.0%		$519,484,093

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
SPDR	—Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	6,103,522	GBP	4,890,000	09/21/22	$141,358
	USD	1,580,470	SEK	15,525,000	09/21/22	57,483
	USD	8,901,572	JPY	1,151,000,000	09/21/22	368,175
	USD	13,784,073	EUR	12,880,000	09/21/22	205,980
	USD	3,025,660	AUD	4,220,000	09/21/22	110,786
	USD	279,859	NOK	2,650,000	09/21/22	10,317
	USD	83,904	NZD	130,000	09/21/22	2,790
	USD	1,037,049	DKK	7,210,000	09/21/22	14,977
	USD	466,581	SGD	640,000	09/21/22	5,664
	USD	1,175,692	HKD	9,200,000	09/21/22	487
	USD	193,244	ILS	640,000	09/21/22	8,914

TOTAL						$926,931

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	USD	4,279,008	CHF	4,100,000	09/21/22	$(41,569)

FUTURES CONTRACTS — At June 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2 Year U.S. Treasury Notes	15	09/30/22	$3,150,234	$(18,094)
Euro Stoxx 50 Index	187	09/16/22	781,907	(14,102)
S&P 500 E-Mini Index	167	09/16/22	31,642,325	(1,338,930)

TOTAL FUTURES CONTRACTS				$(1,371,126)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$95.875	03/13/2023	44	$110,000	$88,000	$131,477	$(43,477)
Eurodollar Futures	95.875	06/19/2023	71	177,500	181,050	202,577	(21,527)
Eurodollar Futures	95.875	09/18/2023	66	165,000	200,888	200,078	810
Eurodollar Futures	97.250	12/18/2023	102	255,000	144,712	133,561	11,151
Eurodollar Futures	97.500	03/18/2024	262	655,000	355,337	362,795	(7,458)
Eurodollar Futures	97.500	06/17/2024	231	577,500	358,050	349,111	8,939
Eurodollar Futures	97.750	03/13/2023	172	430,000	43,000	620,238	(577,238)
Eurodollar Futures	97.750	06/19/2023	96	240,000	46,200	391,501	(345,301)
Eurodollar Futures	98.000	12/19/2022	46	115,000	4,025	114,532	(110,507)
Eurodollar Futures	98.250	09/19/2022	48	120,000	1,200	114,712	(113,512)
Eurodollar Futures	98.750	12/19/2022	128	320,000	5,600	118,697	(113,097)
Eurodollar Futures	99.000	09/19/2022	132	330,000	1,650	100,956	(99,306)
Eurodollar Futures	99.000	12/19/2022	384	960,000	12,000	546,824	(534,824)

TOTAL			1,782	$4,455,000	$1,441,712	$3,387,059	$(1,945,347)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
SPX Index	BofA Securities LLC	$4,063.050	07/15/2022	211	$85,730,355	$890	$30,786	$(29,896)
Written option contracts
Puts
SPX Index	BofA Securities LLC	$3,656.745	01/20/2023	(211)	$(77,157,320)	$(45,696)	$(35,758)	$(9,938)
SPX Index	Barclays Bank PLC	3,800.000	08/19/2022	(208)	(79,040,000)	(30,701)	(35,426)	4,725
SPX Index	Citibank NA	3,877.570	12/30/2022	(415)	(160,919,155)	(122,051)	(74,451)	(47,600)
SPX Index	Citibank NA	4,119.400	12/30/2022	(415)	(170,955,100)	(175,782)	(96,492)	(79,290)
XLV Index	Citibank NA	127.250	12/30/2022	(7,213)	(91,785,425)	(49,067)	(59,147)	10,080
SPX Index	MS & Co. Int. PLC	3,998.210	12/30/2022	(221)	(88,360,441)	(78,187)	(65,557)	(12,630)
Total written option contracts				(8,683)	$(668,217,441)	$(501,484)	$(366,831)	$(134,653)

TOTAL				(8,472)	$(582,487,086)	$(500,594)	$(336,045)	$(164,549)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	344,000	$344,000	$42,496	$19,475	$23,021
Written option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	(344,000)	$(344,000)	$(42,496)	$(16,700)	$(25,796)

TOTAL				—	$—	$—	$2,775	$(2,775)

Abbreviations:
BofA Securities LLC—Bank of America Securities LLC
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds – 89.1%
Dynamic(a) – 3.6%
2,383,714	Goldman Sachs Managed Futures Strategy Fund – Class R6	$29,152,825

Equity – 23.8%
7,055,993	Goldman Sachs International Equity Insights Fund – Class R6(a)	82,413,999
5,400,657	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6(a)	43,799,331
1,560,808	Goldman Sachs International Small Cap Insights Fund – Class R6(a)	16,997,204
1,301,967	Goldman Sachs Global Infrastructure Fund – Class R6(a)	16,430,823
603,643	Goldman Sachs Large Cap Value Insights Fund – Class R6(a)	12,344,507
1,091,443	Goldman Sachs Energy Infrastructure Fund –Class R6(a)	10,892,605
837,135	Goldman Sachs Global Real Estate Securities Fund – Class R6(a)	8,220,671
164,235	Goldman Sachs Small Cap Equity Insights Fund – Class R6(a)	3,537,622

		194,636,762

Exchange Traded Funds – 42.1%
11,302	Energy Select Sector SPDR Fund	808,206
2,764,663	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	207,183,845
1,763,455	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	81,207,103
1,017,634	Goldman Sachs ActiveBeta International Equity ETF(a)	28,259,696
382,723	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	11,386,009
133,725	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	5,569,646
251,534	Goldman Sachs MarketBeta International Equity ETF(a)	11,278,584
9,851	Health Care Select Sector SPDR Fund	1,263,292

		346,956,381

Fixed Income(a) – 19.6%
8,869,070	Goldman Sachs Global Core Fixed Income Fund – Class R6	99,954,415
4,189,458	Goldman Sachs Short Duration Bond Fund – Class R6	39,506,590
1,623,643	Goldman Sachs Emerging Markets Debt Fund – Class R6	14,856,331
784,565	Goldman Sachs High Yield Floating Rate Fund – Class R6	6,802,181

		161,119,517

TOTAL UNDERLYING FUNDS — 89.1%
(Cost $734,158,042)		$731,865,485

Shares	Dividend Rate	Value

Investment Company(a) – 7.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
61,727,094	1.367%	$61,727,094
(Cost $61,727,094)

TOTAL INVESTMENTS – 96.6%
(Cost $795,885,136)		$793,592,579

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		28,291,775

NET ASSETS – 100.0%		$821,884,354

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
SPDR	—Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	2,573,036	SEK	25,275,000	09/21/22	$93,584
	USD	9,947,867	GBP	7,970,000	09/21/22	230,393
	USD	14,500,824	JPY	1,875,000,000	09/21/22	599,764
	USD	22,474,032	EUR	21,000,000	09/21/22	335,837
	USD	4,939,999	AUD	6,890,000	09/21/22	180,880
	USD	141,991	NZD	220,000	09/21/22	4,721
	USD	454,111	NOK	4,300,000	09/21/22	16,741
	USD	1,691,461	DKK	11,760,000	09/21/22	24,392
	USD	758,195	SGD	1,040,000	09/21/22	9,204
	USD	314,022	ILS	1,040,000	09/21/22	14,486
	USD	1,915,612	HKD	14,990,000	09/21/22	794

TOTAL						$1,510,796

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	USD	6,961,215	CHF	6,670,000	09/21/22	$(67,626)

FUTURES CONTRACTS — At June 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2 Year U.S. Treasury Notes	19	09/30/22	$3,990,297	$(22,971)
S&P 500 E-Mini Index	320	09/16/22	60,632,000	(2,553,107)
Euro Stoxx 50 Index	243	09/16/22	1,016,061	(18,325)

TOTAL FUTURES CONTRACTS				$(2,594,403)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$95.875	06/19/2023	130	$325,000	$331,500	$370,477	$(38,977)
Eurodollar Futures	95.875	09/18/2023	122	305,000	371,337	369,508	1,829
Eurodollar Futures	95.875	03/13/2023	81	202,500	162,000	241,763	(79,763)
Eurodollar Futures	97.250	12/18/2023	187	467,500	265,306	244,659	20,647
Eurodollar Futures	97.500	06/17/2024	422	1,055,000	654,100	638,517	15,583
Eurodollar Futures	97.500	03/18/2024	478	1,195,000	648,287	662,621	(14,334)
Eurodollar Futures	97.750	06/19/2023	161	402,500	77,482	656,580	(579,098)
Eurodollar Futures	97.750	03/13/2023	285	712,500	71,250	1,030,250	(959,000)
Eurodollar Futures	98.000	12/19/2022	76	190,000	6,650	189,226	(182,576)
Eurodollar Futures	98.250	09/19/2022	78	195,000	1,950	186,406	(184,456)
Eurodollar Futures	98.750	12/19/2022	209	522,500	9,144	193,810	(184,666)
Eurodollar Futures	99.000	12/19/2022	698	1,745,000	21,813	993,966	(972,153)
Eurodollar Futures	99.000	09/19/2022	216	540,000	2,700	165,201	(162,501)

TOTAL			3,143	$7,857,500	$2,623,519	$5,942,984	$(3,319,465)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
SPX Index	Bank of America NA	$4,063.050	07/15/2022	276	$276	$1,165	$40,270	$(39,105)
Written option contracts
Puts
XLV Index	Citibank NA	$127.250	12/30/2022	(9,490)	$(9,490)	$(64,557)	$(77,818)	$13,261
SPX Index	MS & Co. Int. PLC	3,998.210	12/30/2022	(288)	(288)	(101,890)	(85,432)	(16,458)
SPX Index	Citibank NA	4,119.400	12/30/2022	(546)	(546)	(231,271)	(126,951)	(104,320)
SPX Index	Citibank NA	3,877.570	12/30/2022	(546)	(546)	(160,577)	(97,952)	(62,625)
SPX Index	Barclays Bank PLC	3,800.000	08/19/2022	(272)	(272)	(40,148)	(46,327)	6,179
SPX Index	Bank of America NA	3,656.745	01/20/2023	(276)	(276)	(59,773)	(46,774)	(12,999)
Total written option contracts				(11,418)	$(11,418)	$(658,216)	$(481,254)	$(176,962)

TOTAL				(11,142)	$(11,142)	$(657,052)	$(440,984)	$(216,067)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	459,000	$459,000	$56,703	$25,986	$30,717
Written option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	(459,000)	$(459,000)	$(56,703)	$(22,283)	$(34,420)

TOTAL				—	$—	$—	$3,703	$(3,703)

Abbreviation:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds – 85.7%
Dynamic(a) – 2.1%
1,353,981	Goldman Sachs Managed Futures Strategy Fund – Class R6	$16,559,191

Equity – 32.4%
9,581,856	Goldman Sachs International Equity Insights Fund – Class R6(a)	111,916,081
7,505,681	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6(a)	60,871,071
2,854,708	Goldman Sachs International Small Cap Insights Fund – Class R6(a)	31,087,767
1,268,163	Goldman Sachs Global Infrastructure Fund – Class R6(a)	16,004,219
659,341	Goldman Sachs Large Cap Value Insights Fund – Class R6(a)	13,483,527
1,130,654	Goldman Sachs Energy Infrastructure Fund –Class R6(a)	11,283,922
809,473	Goldman Sachs Global Real Estate Securities Fund – Class R6(a)	7,949,028
179,389	Goldman Sachs Small Cap Equity Insights Fund – Class R6(a)	3,864,039

		256,459,654

Exchange Traded Funds – 44.0%
9,099	Energy Select Sector SPDR Fund	650,670
3,721,922	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	278,920,835
1,111,530	Goldman Sachs ActiveBeta International Equity ETF(a)	30,867,188
418,037	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	12,436,601
274,742	Goldman Sachs MarketBeta International Equity ETF(a)	12,319,211
171,088	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	7,878,602
146,063	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	6,083,524
6,405	Health Care Select Sector SPDR Fund	821,377

		349,978,008

Fixed Income(a) – 7.2%
3,964,588	Goldman Sachs Short Duration Bond Fund – Class R6	37,386,066
1,852,890	Goldman Sachs Emerging Markets Debt Fund – Class R6	16,953,946
283,767	Goldman Sachs High Yield Floating Rate Fund – Class R6	2,460,257

		56,800,269

TOTAL UNDERLYING FUNDS — 85.7%
(Cost $663,972,936)		$679,797,122

Shares	Dividend Rate	Value

Investment Company(a) – 8.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
69,053,973	1.367%	$69,053,973
(Cost $69,053,973)

TOTAL INVESTMENTS – 94.4%
(Cost $733,026,909)		$748,851,095

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.6%		44,671,583

NET ASSETS – 100.0%		$793,522,678

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
SPDR	—Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley & Co.	USD	2,427,968	SEK	23,850,000	09/21/22	$88,309
	USD	9,386,193	GBP	7,520,000	09/21/22	217,385
	USD	13,681,044	JPY	1,769,000,000	09/21/22	565,857
	USD	21,200,504	EUR	19,810,000	09/21/22	316,806
	USD	4,653,207	AUD	6,490,000	09/21/22	170,379
	USD	427,710	NOK	4,050,000	09/21/22	15,767
	USD	129,083	NZD	200,000	09/21/22	4,292
	USD	1,595,094	DKK	11,090,000	09/21/22	23,002
	USD	714,453	SGD	980,000	09/21/22	8,673
	USD	1,806,988	HKD	14,140,000	09/21/22	749
	USD	289,867	ILS	960,000	09/21/22	13,371

TOTAL						$1,424,590

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley & Co.	USD	6,575,061	CHF	6,300,000	09/21/22	$(63,874)

FUTURES CONTRACTS — At June 30, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro Stoxx 50 Index	167	09/16/22	$698,280	$(12,593)
S&P 500 E-Mini Index	349	09/16/22	66,126,775	(2,796,239)
2 Year U.S. Treasury Notes	14	09/30/22	2,940,219	(16,900)
10 Year U.S. Treasury Notes	156	09/21/22	18,490,875	31,746

TOTAL FUTURES CONTRACTS				$(2,793,986)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$95.875	03/13/2023	94	$235,000	$188,000	$275,943	$(87,943)
Eurodollar Futures	95.875	06/19/2023	149	372,500	379,950	421,483	(41,533)
Eurodollar Futures	95.875	09/18/2023	140	350,000	426,125	421,375	4,750
Eurodollar Futures	97.250	12/18/2023	215	537,500	305,031	280,031	25,000
Eurodollar Futures	97.500	03/18/2024	551	1,377,500	747,294	758,841	(11,547)
Eurodollar Futures	97.500	06/17/2024	487	1,217,500	754,850	732,705	22,145
Eurodollar Futures	97.750	03/13/2023	310	775,000	77,500	1,102,302	(1,024,802)
Eurodollar Futures	97.750	06/19/2023	163	407,500	78,444	664,736	(586,292)
Eurodollar Futures	98.000	12/19/2022	88	220,000	7,700	219,104	(211,404)
Eurodollar Futures	98.250	09/19/2022	91	227,500	2,275	217,474	(215,199)
Eurodollar Futures	98.750	12/19/2022	243	607,500	10,631	225,339	(214,708)
Eurodollar Futures	99.000	09/19/2022	251	627,500	3,138	191,970	(188,832)
Eurodollar Futures	99.000	12/19/2022	741	1,852,500	23,156	1,055,199	(1,032,043)

TOTAL			3,523	$8,807,500	$3,004,094	$6,566,502	$(3,562,408)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
SPX Index		$4,063.050	07/15/2022	195	$195	$822	$28,451	$(27,629)
Written option contracts
Puts
SPX Index	Bank of America NA	3,656.745	01/20/2023	(195)	$(195)	$(42,231)	$(33,047)	$(9,184)
SPX Index	Barclays Bank PLC	3,800.000	08/19/2022	(191)	(191)	(28,192)	(32,531)	4,339
SPX Index	Citibank NA	3,877.570	12/30/2022	(384)	(384)	(112,933)	(68,889)	(44,044)
SPX Index	Citibank NA	4,119.400	12/30/2022	(384)	(384)	(162,652)	(89,284)	(73,368)
XLV Index	Citibank NA	127.250	12/30/2022	(6,685)	(6,685)	(45,476)	(54,817)	9,341
SPX Index	MS & Co. Int. PLC	3,998.210	12/30/2022	(201)	(201)	(71,111)	(59,625)	(11,486)
Total written option contracts				(8,040)	$(8,040)	$(462,595)	$(338,193)	$(124,402)

TOTAL				(7,845)	$(7,845)	$(461,773)	$(309,742)	$(152,031)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	318,000	$318,000	$39,284	$18,003	$21,281
Written option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	(318,000)	$(318,000)	$(39,284)	$(15,437)	$(23,847)

TOTAL				—	$—	$—	$2,566	$(2,566)

Abbreviation:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 96.1%
Equity – 61.1%
1,929,632	Goldman Sachs International Small Cap Insights Fund – Class R6	$21,013,690
1,580,777	Goldman Sachs Global Infrastructure Fund – Class R6	19,949,411
600,298	Goldman Sachs Global Real Estate Securities Fund – Class R6	5,894,928
697,714	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	5,658,462
234,265	Goldman Sachs Emerging Markets Equity Fund – Class R6	5,121,037
117,908	Goldman Sachs MLP Energy Infrastructure Fund – Class R6	3,007,825

		60,645,353

Exchange Traded Funds – 3.2%
105,925	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	3,151,269

Fixed Income – 31.8%
1,318,210	Goldman Sachs Emerging Markets Debt Fund – Class R6	12,061,624
902,122	Goldman Sachs Inflation Protected Securities Fund – Class R6	9,309,899
943,849	Goldman Sachs High Yield Fund – Class R6	5,002,400
480,798	Goldman Sachs High Yield Floating Rate Fund – Class R6	4,168,517
225,052	Goldman Sachs Local Emerging Markets Debt Fund – Class R6	1,023,985

		31,566,425

TOTAL UNDERLYING FUNDS – 96.1%
(Cost $85,657,303)		$95,363,047

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.9%		3,821,068

NET ASSETS – 100.0%		$99,184,115

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Investment Abbreviation:
ETF	—Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio
Assets:
Investments of affiliated issuers, at value (cost $534,896,581 and $793,850,849, respectively)	$506,088,503	$791,521,081
Investments of unaffiliated issuers, at value (cost $1,546,788 and $2,034,287 respectively)	1,577,176	2,071,498
Purchased options, at value (premium paid $3,437,320 and $6,009,240, respectively)	1,485,098	2,681,387
Cash	8,429,582	14,152,780
Foreign currencies, at value (cost $3,633 and $24,268, respectively)	25,621	42,694
Unrealized gain on forward foreign currency exchange contracts	926,931	1,510,796
Receivables:
Investments sold	10,211,881	31,571,756
Collateral on certain derivative contracts(a)	1,370,542	2,923,789
Portfolio shares sold	1,033,349	149,247
Dividends	675,918	926,294
Reimbursement from investment adviser	29,051	31,337
Due from broker	19,980	26,640
Other assets	70,135	72,583
Total assets	531,943,767	847,681,882

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	41,569	67,626
Variation margin on futures contracts	138,532	269,268
Written option contracts, at value (premium received $383,531 and $503,537, respectively)	543,980	714,919
Payables:
Investments purchased	9,655,167	16,892,231
Portfolio shares redeemed	1,857,607	7,527,282
Management fees	65,346	107,163
Distribution and Service fees and Transfer Agency fees	56,970	112,548
Accrued expenses	100,503	106,491
Total liabilities	12,459,674	25,797,528

Net Assets:
Paid-in capital	543,875,746	812,406,443
Total distributable earnings (loss)	(24,391,653)	9,477,911
NET ASSETS	$519,484,093	$821,884,354
Net Assets:
Class A	$95,125,661	$239,779,560
Class C	4,876,435	7,833,743
Institutional	354,282,622	340,902,599
Service	334,538	2,118,669
Investor	3,194,745	7,389,501
Class R6	1,528,696	1,442,764
Class R	9,471,726	4,877,918
Class P	50,669,670	217,539,600
Total Net Assets	$519,484,093	$821,884,354
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	8,612,107	17,497,552
Class C	441,175	588,846
Institutional	32,083,331	24,795,602
Service	29,881	155,033
Investor	290,598	542,260
Class R6	138,370	104,968
Class R	861,611	359,271
Class P	4,586,990	15,832,552
Net asset value, offering and redemption price per share:(b)
Class A	$11.05	$13.70
Class C	11.05	13.30
Institutional	11.04	13.75
Service	11.20	13.67
Investor	10.99	13.63
Class R6	11.05	13.74
Class R	10.99	13.58
Class P	11.05	13.74

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Portfolio	Futures	Options	Forward Foreign Currency
Balanced Strategy	$1,370,538	$4	$—

Growth and Income Strategy	2,603,780	9	320,000

(b)	Maximum public offering price per share for Class A Shares of the Balanced Strategy and Growth and Income Strategy Portfolios is $11.69 and $14.50, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities (continued)

June 30, 2022 (Unaudited)

	Growth Strategy Portfolio	Satellite Strategies Portfolio
Assets:
Investments of affiliated issuers, at value (cost $731,590,851 and $85,657,303, respectively)	$747,379,048	$95,363,047
Investments of unaffiliated issuers, at value (cost $1,436,058 and $0 respectively)	1,472,047	—
Purchased options, at value (premium paid $6,612,956 and $—, respectively)	3,044,200	—
Cash	14,063,322	679,300
Foreign currencies, at value (cost $40,715 and $—, respectively)	53,715	—
Unrealized gain on forward foreign currency exchange contracts	1,424,590	—
Receivables:
Investments sold	24,727,888	6,700,000
Collateral on certain derivative contracts(a)	3,007,071	—
Dividends	781,934	489,320
Portfolio shares sold	388,474	3,750
Reimbursement from investment adviser	34,293	26,369
Due from broker	18,443	—
Other assets	74,168	69,801
Total assets	796,469,193	103,331,587

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	63,874	—
Variation margin on futures contracts	547,526	—
Written option contracts, at value (premium received $353,630 and $0, respectively)	501,879	—
Payables:
Investments purchased	749,203	3,985,368
Portfolio shares redeemed	718,386	24,017
Management fees	100,950	10,545
Distribution and Service fees and Transfer Agency fees	139,604	17,883
Accrued expenses	125,093	109,659
Total liabilities	2,946,515	4,147,472

Net Assets:
Paid-in capital	753,438,864	111,299,488
Total distributable earnings (loss)	40,083,814	(12,115,373)
NET ASSETS	$793,522,678	$99,184,115
Net Assets:
Class A	$305,392,710	$36,595,619
Class C	14,307,906	1,459,891
Institutional	204,809,227	45,408,522
Service	1,991,751	117,767
Investor	17,900,552	11,900,346
Class R6	7,451,891	1,865,335
Class R	5,753,168	457,425
Class P	235,915,473	1,379,210
Total Net Assets	$793,522,678	$99,184,115
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	18,951,716	4,848,190
Class C	870,372	193,250
Institutional	12,692,967	6,033,875
Service	124,082	15,610
Investor	1,128,407	1,581,340
Class R6	461,802	247,494
Class R	368,991	60,799
Class P	14,613,990	182,928
Net asset value, offering and redemption price per share:(b)
Class A	$16.11	$7.55
Class C	16.44	7.55
Institutional	16.14	7.53
Service	16.05	7.54
Investor	15.86	7.53
Class R6	16.14	7.54
Class R	15.59	7.52
Class P	16.14	7.54

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Portfolio	Futures	Options

Growth Strategy	$3,007,068	$3

(b)	Maximum public offering price per share for Class A Shares of the Growth Strategy and Satellite Strategies Portfolios is $17.05 and $7.99, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio
Investment income:

Dividends — affiliated issuers	$4,296,606	$6,889,223

Dividends — unaffiliated issuers	16,876	20,910

Interest	567	946

Total investment income	4,314,049	6,911,079

Expenses:

Management fees	424,943	700,639

Transfer Agency fees(a)	185,543	348,246

Distribution and Service (12b-1) fees(a)	178,012	382,883

Registration fees	56,668	59,025

Professional fees	45,109	45,109

Custody, accounting and administrative services	29,572	30,834

Printing and mailing costs	29,479	43,818

Trustee fees	10,802	11,105

Service fees — Class C	7,414	11,197

Shareholder Administration fees — Service Shares	448	2,913

Other	8,624	10,376

Total expenses	976,614	1,646,145

Less — expense reductions	(168,556)	(180,967)

Net expenses	808,058	1,465,178

NET INVESTMENT INCOME	3,505,991	5,445,901

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — affiliated issuers	7,019,994	18,206,976

Purchased options	(42,771)	(86,262)

Futures contracts	(8,464,619)	(15,178,393)

Written options	(11,336)	(15,069)

Forward foreign currency exchange contracts	3,335,933	5,417,180

Foreign currency transactions	(2,265)	(3,631)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	30,388	37,211

Investments — affiliated issuers	(83,735,918)	(168,429,073)

Purchased options	(1,327,220)	(2,233,459)

Futures contracts	(2,192,811)	(3,728,938)

Written options	(160,449)	(211,382)

Forward foreign currency exchange contracts	912,258	1,490,566

Foreign currency translation	15,131	17,725

Net realized and unrealized loss	(84,623,685)	(164,716,549)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(81,117,694)	$(159,270,648)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency Fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Portfolio	Class A	Class C	Service Class	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Balanced Strategy	$129,862	$22,242	$448	$25,460	$83,112	$4,745	$77,828	$72	$3,786	$117	$8,147	$7,736
Growth and Income Strategy	333,316	33,592	2,913	13,062	213,322	7,166	80,811	466	6,470	210	4,180	35,621

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations (continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	Growth Strategy Portfolio	Satellite Strategies Portfolio
Investment income:

Dividends — affiliated issuers	$5,807,120	$1,369,664

Dividends — unaffiliated issuers	14,466	—

Interest	937	—

Total investment income	5,822,523	1,369,664

Expenses:

Management fees	659,225	70,573

Distribution and Service (12b-1) fees(a)	513,512	60,021

Transfer Agency fees(a)	394,153	57,023

Registration fees	60,736	62,028

Printing and mailing costs	59,877	26,510

Professional fees	45,109	40,063

Custody, accounting and administrative services	28,677	27,404

Service fees — Class C	21,050	2,278

Trustee fees	11,060	10,483

Shareholder Administration fees — Service Shares	2,676	161

Other	7,813	4,229

Total expenses	1,803,888	360,773

Less — expense reductions	(195,145)	(165,024)

Net expenses	1,608,743	195,749

NET INVESTMENT INCOME	4,213,780	1,173,915

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — affiliated issuers	28,027,002	502,948

Purchased options	(134,738)	—

Futures contracts	(15,654,033)	—

Written options	(10,885)	—

Forward foreign currency exchange contracts	5,150,368	—

Foreign currency transactions	(4,556)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	35,989	—

Investments — affiliated issuers	(188,518,647)	(19,460,572)

Purchased options	(2,431,507)	—

Futures contracts	(4,056,722)	—

Written options	(148,249)	—

Forward foreign currency exchange contracts	1,382,323	—

Foreign currency translation	12,226	—

Net realized and unrealized loss	(176,351,429)	(18,957,624)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(172,137,649)	$(17,783,709)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency Fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Portfolio	Class A	Class C	Service Class	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Growth Strategy	$430,664	$63,151	$2,676	$17,021	$275,625	$13,472	$45,425	$428	$14,188	$978	$5,447	$38,590
Satellite Strategies	51,762	6,835	161	1,263	33,128	1,458	10,601	26	10,908	209	404	289

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
From operations:
Net investment income	$3,505,991	$12,086,938	$5,445,901	$23,868,406
Net realized gain	1,834,936	25,439,871	8,340,801	46,314,054
Net change in unrealized gain (loss)	(86,458,621)	5,335,865	(173,057,350)	42,878,340
Net increase (decrease) in net assets resulting from operations	(81,117,694)	42,862,674	(159,270,648)	113,060,800

Distributions to shareholders:
From distributable earnings:
Class A Shares	(508,679)	(6,582,745)	(1,251,069)	(18,566,465)
Class C Shares	(7,578)	(355,961)	(12,767)	(600,680)
Institutional Shares	(2,579,961)	(24,534,890)	(2,593,427)	(27,429,776)
Service Shares	(1,530)	(22,403)	(9,512)	(169,209)
Investor Shares	(27,223)	(339,317)	(48,476)	(578,890)
Class R6 Shares	(5,319)	(56,227)	(10,449)	(193,783)
Class R Shares	(39,398)	(599,135)	(19,572)	(335,400)
Class P Shares	(355,892)	(3,256,498)	(1,564,814)	(17,029,160)
Total distributions to shareholders	(3,525,580)	(35,747,176)	(5,510,086)	(64,903,363)

From share transactions:
Proceeds from sales of shares	66,845,701	155,504,123	43,407,760	156,183,201
Reinvestment of distributions	3,492,668	35,275,963	5,370,981	63,389,324
Cost of shares redeemed	(83,332,717)	(149,789,884)	(91,745,365)	(159,209,541)
Net increase (decrease) in net assets resulting from share transactions	(12,994,348)	40,990,202	(42,966,624)	60,362,984
TOTAL INCREASE (DECREASE)	(97,637,622)	48,105,700	(207,747,358)	108,520,421

Net assets:
Beginning of period	617,121,715	569,016,015	1,029,631,712	921,111,291
End of period	$519,484,093	$617,121,715	$821,884,354	$1,029,631,712

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Growth Strategy Portfolio		Satellite Strategies Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
From operations:
Net investment income	$4,213,780	$23,493,518	$1,173,915	$3,553,107
Net realized gain	17,373,158	41,643,717	502,948	10,972,061
Net change in unrealized gain (loss)	(193,724,587)	69,211,617	(19,460,572)	(2,665,088)
Net increase (decrease) in net assets resulting from operations	(172,137,649)	134,348,852	(17,783,709)	11,860,080

Distributions to shareholders:
From distributable earnings:
Class A Shares	—	(23,014,339)	(384,698)	(1,393,385)
Class C Shares	—	(973,896)	(8,986)	(48,742)
Institutional Shares	—	(15,126,286)	(578,338)	(2,042,049)
Service Shares	—	(144,077)	(1,150)	(3,921)
Investor Shares	—	(871,358)	(142,232)	(511,388)
Class R6 Shares	—	(422,854)	(23,072)	(27,412)
Class R Shares	—	(459,935)	(4,189)	(15,569)
Class P Shares	—	(17,316,359)	(17,462)	(102,003)
Return of capital:
Class A Shares	—	—	—	(199,842)
Class C Shares	—	—	—	(6,991)
Institutional Shares	—	—	—	(292,874)
Service Shares	—	—	—	(563)
Investor Shares	—	—	—	(73,344)
Class R6 Shares	—	—	—	(3,931)
Class R Shares	—	—	—	(2,233)
Class P Shares	—	—	—	(14,629)
Total distributions to shareholders	—	(58,329,104)	(1,160,127)	(4,738,876)

From share transactions:
Proceeds from sales of shares	69,585,535	198,331,238	4,691,809	12,397,265
Reinvestment of distributions	—	56,415,779	1,062,619	4,335,872
Cost of shares redeemed	(67,539,788)	(142,327,398)	(14,629,595)	(72,120,868)
Net increase (decrease) in net assets resulting from share transactions	2,045,747	112,419,619	(8,875,167)	(55,387,731)
TOTAL INCREASE (DECREASE)	(170,091,902)	188,439,367	(27,819,003)	(48,266,527)

Net assets:
Beginning of period	963,614,580	775,175,213	127,003,118	175,269,645
End of period	$793,522,678	$963,614,580	$99,184,115	$127,003,118

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.82		$12.64	$11.64	$10.32	$11.55	$10.82

Net investment income(a)(b)	0.06		0.24	0.20	0.20	0.16	0.16

Net realized and unrealized gain (loss)	(1.77)		0.71	1.04	1.37	(0.95)	1.05

Total from investment operations	(1.71)		0.95	1.24	1.57	(0.79)	1.21

Distributions to shareholders from net investment income	(0.06)		(0.34)	(0.24)	(0.25)	(0.24)	(0.27)

Distributions to shareholders from net realized gains	—		(0.43)	—	—	(0.20)	(0.21)

Total distributions	(0.06)		(0.77)	(0.24)	(0.25)	(0.44)	(0.48)

Net asset value, end of period	$11.05		$12.82	$12.64	$11.64	$10.32	$11.55

Total return(c)	(13.36)%		7.53%	10.71%	15.24%	(6.90)%	11.19%

Net assets, end of period (in 000s)	$95,126		$113,820	$110,057	$106,285	$106,235	$119,662

Ratio of net expenses to average net assets(d)	0.56	%(e)	0.56%	0.57%	0.58%	0.59%	0.62%

Ratio of total expenses to average net assets(d)	0.62	%(e)	0.61%	0.64%	0.67%	0.63%	0.68%

Ratio of net investment income to average net assets(b)	0.96	%(e)	1.84%	1.71%	1.76%	1.46%	1.40%

Portfolio turnover rate(f)	15%		9%	19%	55%	45%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.83		$12.67	$11.66	$10.34	$11.55	$10.82

Net investment income(a)(b)	0.01		0.12	0.10	0.10	0.05	0.07

Net realized and unrealized gain (loss)	(1.77)		0.73	1.06	1.38	(0.92)	1.05

Total from investment operations	(1.76)		0.85	1.16	1.48	(0.87)	1.12

Distributions to shareholders from net investment income	(0.02)		(0.26)	(0.15)	(0.16)	(0.14)	(0.18)

Distributions to shareholders from net realized gains	—		(0.43)	—	—	(0.20)	(0.21)

Total distributions	(0.02)		(0.69)	(0.15)	(0.16)	(0.34)	(0.39)

Net asset value, end of period	$11.05		$12.83	$12.67	$11.66	$10.34	$11.55

Total return(c)	(13.74)%		6.73%	9.90%	14.30%	(7.58)%	10.30%

Net assets, end of period (in 000s)	$4,876		$6,678	$9,575	$10,978	$12,807	$34,542

Ratio of net expenses to average net assets(d)	1.31	%(e)	1.31%	1.32%	1.33%	1.33%	1.37%

Ratio of total expenses to average net assets(d)	1.37	%(e)	1.36%	1.39%	1.42%	1.38%	1.42%

Ratio of net investment income to average net assets(b)	0.19	%(e)	0.91%	0.86%	0.93%	0.43%	0.58%

Portfolio turnover rate(f)	15%		9%	19%	55%	45%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.81		$12.63	$11.64	$10.32	$11.55	$10.82

Net investment income(a)(b)	0.08		0.29	0.25	0.25	0.20	0.21

Net realized and unrealized gain (loss)	(1.77)		0.71	1.02	1.36	(0.95)	1.04

Total from investment operations	(1.69)		1.00	1.27	1.61	(0.75)	1.25

Distributions to shareholders from net investment income	(0.08)		(0.39)	(0.28)	(0.29)	(0.28)	(0.31)

Distributions to shareholders from net realized gains	—		(0.43)	—	—	(0.20)	(0.21)

Total distributions	(0.08)		(0.82)	(0.28)	(0.29)	(0.48)	(0.52)

Net asset value, end of period	$11.04		$12.81	$12.63	$11.64	$10.32	$11.55

Total return(c)	(13.21)%		7.93%	11.05%	15.68%	(6.53)%	11.63%

Net assets, end of period (in 000s)	$354,283		$426,392	$388,941	$351,189	$292,183	$353,778

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.19%	0.20%	0.20%	0.22%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.25%	0.26%	0.28%	0.24%	0.28%

Ratio of net investment income to average net assets(b)	1.33	%(e)	2.23%	2.12%	2.19%	1.76%	1.85%

Portfolio turnover rate(f)	15%		9%	19%	55%	45%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Service Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.99		$12.79	$11.78	$10.45	$11.68	$10.94

Net investment income(a)(b)	0.05		0.22	0.16	0.17	0.15	0.15

Net realized and unrealized gain (loss)	(1.79)		0.73	1.07	1.39	(0.95)	1.06

Total from investment operations	(1.74)		0.95	1.23	1.56	(0.80)	1.21

Distributions to shareholders from net investment income	(0.05)		(0.32)	(0.22)	(0.23)	(0.23)	(0.26)

Distributions to shareholders from net realized gains	—		(0.43)	—	—	(0.20)	(0.21)

Total distributions	(0.05)		(0.75)	(0.22)	(0.23)	(0.43)	(0.47)

Net asset value, end of period	$11.20		$12.99	$12.79	$11.78	$10.45	$11.68

Total return(c)	(13.40)%		7.44%	10.52%	14.99%	(6.93)%	11.04%

Net assets, end of period (in 000s)	$335		$388	$421	$532	$667	$833

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.69%	0.70%	0.70%	0.72%

Ratio of total expenses to average net assets(d)	0.75	%(e)	0.75%	0.77%	0.78%	0.74%	0.78%

Ratio of net investment income to average net assets(b)	0.83	%(e)	1.67%	1.38%	1.47%	1.31%	1.31%

Portfolio turnover rate(f)	15%		9%	19%	55%	45%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Investor Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.76		$12.58	$11.59	$10.28	$11.50	$10.78

Net investment income(a)(b)	0.07		0.28	0.33	0.23	0.18	0.18

Net realized and unrealized gain (loss)	(1.77)		0.70	0.93	1.36	(0.93)	1.05

Total from investment operations	(1.70)		0.98	1.26	1.59	(0.75)	1.23

Distributions to shareholders from net investment income	(0.07)		(0.37)	(0.27)	(0.28)	(0.27)	(0.30)

Distributions to shareholders from net realized gains	—		(0.43)	—	—	(0.20)	(0.21)

Total distributions	(0.07)		(0.80)	(0.27)	(0.28)	(0.47)	(0.51)

Net asset value, end of period	$10.99		$12.76	$12.58	$11.59	$10.28	$11.50

Total return(c)	(13.25)%		7.75%	10.97%	15.49%	(6.61)%	11.41%

Net assets, end of period (in 000s)	$3,195		$5,430	$7,594	$3,663	$2,937	$3,976

Ratio of net expenses to average net assets(d)	0.31	%(e)	0.31%	0.32%	0.33%	0.34%	0.37%

Ratio of total expenses to average net assets(d)	0.37	%(e)	0.36%	0.39%	0.42%	0.38%	0.42%

Ratio of net investment income to average net assets(b)	1.18	%(e)	2.13%	2.78%	2.07%	1.64%	1.60%

Portfolio turnover rate(f)	15%		9%	19%	55%	45%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.82		$12.63	$11.64	$10.32	$11.55	$10.83

Net investment income(a)(b)	0.10		0.21	0.23	0.23	0.35	0.54

Net realized and unrealized gain (loss)	(1.79)		0.79	1.05	1.38	(1.09)	0.71

Total from investment operations	(1.69)		1.00	1.28	1.61	(0.74)	1.25

Distributions to shareholders from net investment income	(0.08)		(0.38)	(0.29)	(0.29)	(0.29)	(0.32)

Distributions to shareholders from net realized gains	—		(0.43)	—	—	(0.20)	(0.21)

Total distributions	(0.08)		(0.81)	(0.29)	(0.29)	(0.49)	(0.53)

Net asset value, end of period	$11.05		$12.82	$12.63	$11.64	$10.32	$11.55

Total return(c)	(13.20)%		8.00%	11.06%	15.70%	(6.52)%	11.54%

Net assets, end of period (in 000s)	$1,529		$277	$1,449	$1,766	$2,308	$551

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.19%	0.31%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.24%	0.26%	0.27%	0.24%	0.39%

Ratio of net investment income to average net assets(b)	1.71	%(e)	1.64%	1.89%	2.04%	3.10%	4.64%

Portfolio turnover rate(f)	15%		9%	19%	55%	45%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.76		$12.58	$11.59	$10.28	$11.50	$10.79

Net investment income(a)(b)	0.04		0.22	0.16	0.18	0.14	0.15

Net realized and unrealized gain (loss)	(1.76)		0.70	1.04	1.35	(0.95)	1.02

Total from investment operations	(1.72)		0.92	1.20	1.53	(0.81)	1.17

Distributions to shareholders from net investment income	(0.05)		(0.31)	(0.21)	(0.22)	(0.21)	(0.25)

Distributions to shareholders from net realized gains	—		(0.43)	—	—	(0.20)	(0.21)

Total distributions	(0.05)		(0.74)	(0.21)	(0.22)	(0.41)	(0.46)

Net asset value, end of period	$10.99		$12.76	$12.58	$11.59	$10.28	$11.50

Total return(c)	(13.53)%		7.32%	10.39%	14.94%	(7.07)%	10.81%

Net assets, end of period (in 000s)	$9,472		$10,837	$9,435	$10,241	$8,443	$8,629

Ratio of net expenses to average net assets(d)	0.81	%(e)	0.81%	0.82%	0.83%	0.84%	0.87%

Ratio of total expenses to average net assets(d)	0.87	%(e)	0.86%	0.90%	0.92%	0.88%	0.93%

Ratio of net investment income to average net assets(b)	0.72	%(e)	1.65%	1.40%	1.61%	1.23%	1.30%

Portfolio turnover rate(f)	15%		9%	19%	55%	45%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$12.82		$12.64	$11.64	$10.32	$11.54

Net investment income(b)(c)	0.08		0.29	0.25	0.24	0.20

Net realized and unrealized gain (loss)	(1.77)		0.71	1.04	1.37	(0.96)

Total from investment operations	(1.69)		1.00	1.29	1.61	(0.76)

Distributions to shareholders from net investment income	(0.08)		(0.39)	(0.29)	(0.29)	(0.26)

Distributions to shareholders from net realized gains	—		(0.43)	—	—	(0.20)

Total distributions	(0.08)		(0.82)	(0.29)	(0.29)	(0.46)

Net asset value, end of period	$11.05		$12.82	$12.64	$11.64	$10.32

Total return(d)	(13.20)%		7.94%	11.15%	15.69%	(6.67)%

Net assets, end of period (in 000s)	$50,670		$53,299	$41,545	$42,118	$43,098

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.18%	0.18%	0.19%	0.19	%(f)

Ratio of total expenses to average net assets(e)	0.24	%(f)	0.24%	0.25%	0.27%	0.24	%(f)

Ratio of net investment income to average net assets(c)	1.36	%(f)	2.24%	2.10%	2.17%	2.48	%(f)

Portfolio turnover rate(g)	15%		9%	19%	55%	45%

(a)	Class P Shares commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.35		$15.51	$14.26	$12.26	$13.81	$12.17

Net investment income(a)(b)	0.07		0.36	0.20	0.22	0.18	0.18

Net realized and unrealized gain (loss)	(2.65)		1.53	1.54	2.06	(1.41)	1.79

Total from investment operations	(2.58)		1.89	1.74	2.28	(1.23)	1.97

Distributions to shareholders from net investment income	(0.07)		(0.53)	(0.23)	(0.28)	(0.32)	(0.33)

Distributions to shareholders from net realized gains	—		(0.52)	(0.26)	—	—	—

Total distributions	(0.07)		(1.05)	(0.49)	(0.28)	(0.32)	(0.33)

Net asset value, end of period	$13.70		$16.35	$15.51	$14.26	$12.26	$13.81

Total return(c)	(15.79)%		12.27%	12.29%	18.60%	(8.94)%	16.19%

Net assets, end of period (in 000s)	$239,780		$297,996	$293,868	$286,721	$272,658	$302,116

Ratio of net expenses to average net assets(d)	0.56	%(e)	0.56%	0.57%	0.58%	0.59%	0.59%

Ratio of total expenses to average net assets(d)	0.60	%(e)	0.59%	0.62%	0.64%	0.61%	0.63%

Ratio of net investment income to average net assets(b)	0.91	%(e)	2.15%	1.38%	1.65%	1.29%	1.35%

Portfolio turnover rate(f)	13%		8%	13%	61%	32%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.88		$15.12	$13.92	$11.98	$13.49	$11.90

Net investment income(a)(b)	0.01		0.20	0.06	0.09	0.01	0.06

Net realized and unrealized gain (loss)	(2.57)		1.53	1.53	2.04	(1.31)	1.76

Total from investment operations	(2.56)		1.73	1.59	2.13	(1.30)	1.82

Distributions to shareholders from net investment income	(0.02)		(0.45)	(0.13)	(0.19)	(0.21)	(0.23)

Distributions to shareholders from net realized gains	—		(0.52)	(0.26)	—	—	—

Total distributions	(0.02)		(0.97)	(0.39)	(0.19)	(0.21)	(0.23)

Net asset value, end of period	$13.30		$15.88	$15.12	$13.92	$11.98	$13.49

Total return(c)	(16.11)%		11.44%	11.44%	17.78%	(9.62)%	15.31%

Net assets, end of period (in 000s)	$7,834		$10,130	$13,454	$19,069	$27,099	$94,118

Ratio of net expenses to average net assets(d)	1.31	%(e)	1.31%	1.32%	1.33%	1.34%	1.34%

Ratio of total expenses to average net assets(d)	1.35	%(e)	1.34%	1.37%	1.39%	1.36%	1.38%

Ratio of net investment income to average net assets(b)	0.14	%(e)	1.23%	0.45%	0.66%	0.11%	0.50%

Portfolio turnover rate(f)	13%		8%	13%	61%	32%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.40		$15.56	$14.31	$12.29	$13.85	$12.21

Net investment income(a)(b)	0.10		0.44	0.25	0.27	0.20	0.24

Net realized and unrealized gain (loss)	(2.65)		1.52	1.54	2.08	(1.39)	1.78

Total from investment operations	(2.55)		1.96	1.79	2.35	(1.19)	2.02

Distributions to shareholders from net investment income	(0.10)		(0.60)	(0.28)	(0.33)	(0.37)	(0.38)

Distributions to shareholders from net realized gains	—		(0.52)	(0.26)	—	—	—

Total distributions	(0.10)		(1.12)	(0.54)	(0.33)	(0.37)	(0.38)

Net asset value, end of period	$13.75		$16.40	$15.56	$14.31	$12.29	$13.85

Total return(c)	(15.59)%		12.64%	12.68%	19.17%	(8.63)%	16.60%

Net assets, end of period (in 000s)	$340,903		$443,099	$364,206	$371,610	$360,006	$574,136

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.19%	0.20%	0.20%	0.19%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.23%	0.24%	0.25%	0.22%	0.23%

Ratio of net investment income to average net assets(b)	1.29	%(e)	2.65%	1.77%	2.01%	1.48%	1.80%

Portfolio turnover rate(f)	13%		8%	13%	61%	32%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Service Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.30		$15.48	$14.23	$12.23	$13.77	$12.14

Net investment income(a)(b)	0.06		0.34	0.16	0.21	0.15	0.17

Net realized and unrealized gain (loss)	(2.63)		1.51	1.56	2.05	(1.38)	1.77

Total from investment operations	(2.57)		1.85	1.72	2.26	(1.23)	1.94

Distributions to shareholders from net investment income	(0.06)		(0.51)	(0.21)	(0.26)	(0.31)	(0.31)

Distributions to shareholders from net realized gains	—		(0.52)	(0.26)	—	—	—

Total distributions	(0.06)		(1.03)	(0.47)	(0.26)	(0.31)	(0.31)

Net asset value, end of period	$13.67		$16.30	$15.48	$14.23	$12.23	$13.77

Total return(c)	(15.77)%		12.03%	12.18%	18.51%	(9.00)%	16.03%

Net assets, end of period (in 000s)	$2,119		$2,755	$2,669	$2,920	$2,780	$3,414

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.69%	0.70%	0.70%	0.69%

Ratio of total expenses to average net assets(d)	0.73	%(e)	0.73%	0.74%	0.75%	0.72%	0.73%

Ratio of net investment income to average net assets(b)	0.77	%(e)	2.07%	1.17%	1.53%	1.13%	1.27%

Portfolio turnover rate(f)	13%		8%	13%	61%	32%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Investor Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.26		$15.44	$14.19	$12.20	$13.74	$12.12

Net investment income(a)(b)	0.09		0.41	0.23	0.26	0.20	0.23

Net realized and unrealized gain (loss)	(2.63)		1.51	1.54	2.04	(1.38)	1.75

Total from investment operations	(2.54)		1.92	1.77	2.30	(1.18)	1.98

Distributions to shareholders from net investment income	(0.09)		(0.58)	(0.26)	(0.31)	(0.36)	(0.36)

Distributions to shareholders from net realized gains	—		(0.52)	(0.26)	—	—	—

Total distributions	(0.09)		(1.10)	(0.52)	(0.31)	(0.36)	(0.36)

Net asset value, end of period	$13.63		$16.26	$15.44	$14.19	$12.20	$13.74

Total return(c)	(15.65)%		12.48%	12.64%	18.91%	(8.68)%	16.39%

Net assets, end of period (in 000s)	$7,390		$8,948	$7,997	$7,670	$7,366	$7,241

Ratio of net expenses to average net assets(d)	0.31	%(e)	0.31%	0.32%	0.33%	0.34%	0.34%

Ratio of total expenses to average net assets(d)	0.35	%(e)	0.34%	0.37%	0.39%	0.36%	0.38%

Ratio of net investment income to average net assets(b)	1.16	%(e)	2.50%	1.64%	1.92%	1.48%	1.72%

Portfolio turnover rate(f)	13%		8%	13%	61%	32%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.40		$15.55	$14.30	$12.29	$13.85	$12.20

Net investment income(a)(b)	0.11		0.32	0.22	0.26	0.36	0.30

Net realized and unrealized gain (loss)	(2.67)		1.64	1.57	2.08	(1.54)	1.73

Total from investment operations	(2.56)		1.96	1.79	2.34	(1.18)	2.03

Distributions to shareholders from net investment income	(0.10)		(0.59)	(0.28)	(0.33)	(0.38)	(0.38)

Distributions to shareholders from net realized gains	—		(0.52)	(0.26)	—	—	—

Total distributions	(0.10)		(1.11)	(0.54)	(0.33)	(0.38)	(0.38)

Net asset value, end of period	$13.74		$16.40	$15.55	$14.30	$12.29	$13.85

Total return(c)	(15.58)%		12.69%	12.70%	19.10%	(8.61)%	16.71%

Net assets, end of period (in 000s)	$1,443		$923	$4,694	$6,300	$6,331	$84

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.19%	0.18%

Ratio of total expenses to average net assets(d)	0.22	%(e)	0.22%	0.23%	0.24%	0.22%	0.22%

Ratio of net investment income to average net assets(b)	1.43	%(e)	1.94%	1.59%	1.92%	2.67%	2.21%

Portfolio turnover rate(f)	13%		8%	13%	61%	32%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.20		$15.39	$14.15	$12.17	$13.70	$12.09

Net investment income(a)(b)	0.05		0.31	0.16	0.20	0.13	0.18

Net realized and unrealized gain (loss)	(2.62)		1.52	1.53	2.02	(1.37)	1.73

Total from investment operations	(2.57)		1.83	1.69	2.22	(1.24)	1.91

Distributions to shareholders from net investment income	(0.05)		(0.50)	(0.19)	(0.24)	(0.29)	(0.30)

Distributions to shareholders from net realized gains	—		(0.52)	(0.26)	—	—	—

Total distributions	(0.05)		(1.02)	(0.45)	(0.24)	(0.29)	(0.30)

Net asset value, end of period	$13.58		$16.20	$15.39	$14.15	$12.17	$13.70

Total return(c)	(15.85)%		11.94%	12.05%	18.30%	(9.10)%	15.83%

Net assets, end of period (in 000s)	$4,878		$5,579	$5,270	$4,991	$4,251	$5,441

Ratio of net expenses to average net assets(d)	0.81	%(e)	0.81%	0.82%	0.83%	0.84%	0.84%

Ratio of total expenses to average net assets(d)	0.85	%(e)	0.84%	0.87%	0.89%	0.86%	0.88%

Ratio of net investment income to average net assets(b)	0.68	%(e)	1.87%	1.15%	1.46%	1.00%	1.35%

Portfolio turnover rate(f)	13%		8%	13%	61%	32%	81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$16.39		$15.55	$14.30	$12.29	$13.91

Net investment income(b)(c)	0.10		0.44	0.26	0.29	0.23

Net realized and unrealized gain (loss)	(2.65)		1.52	1.53	2.05	(1.52)

Total from investment operations	(2.55)		1.96	1.79	2.34	(1.29)

Distributions to shareholders from net investment income	(0.10)		(0.60)	(0.28)	(0.33)	(0.33)

Distributions to shareholders from net realized gains	—		(0.52)	(0.26)	—	—

Total distributions	(0.10)		(1.12)	(0.54)	(0.33)	(0.33)

Net asset value, end of period	$13.74		$16.39	$15.55	$14.30	$12.29

Total return(d)	(15.59)%		12.66%	12.70%	19.10%	(9.29)%

Net assets, end of period (in 000s)	$217,540		$260,202	$228,953	$212,702	$185,028

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.18%	0.18%	0.19%	0.19	%(f)

Ratio of total expenses to average net assets(e)	0.22	%(f)	0.22%	0.23%	0.24%	0.22	%(f)

Ratio of net investment income to average net assets(c)	1.30	%(f)	2.62%	1.80%	2.12%	2.48	%(f)

Portfolio turnover rate(g)	13%		8%	13%	61%	32%

(a)	Class P Shares commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.62		$17.88	$16.18	$13.73	$15.83	$13.39

Net investment income(a)(b)	0.07		0.47	0.19	0.25	0.19	0.15

Net realized and unrealized gain (loss)	(3.58)		2.49	2.07	2.80	(1.93)	2.67

Total from investment operations	(3.51)		2.96	2.26	3.05	(1.74)	2.82

Distributions to shareholders from net investment income	—		(0.70)	(0.21)	(0.32)	(0.36)	(0.38)

Distributions to shareholders from net realized gains	—		(0.52)	(0.35)	(0.28)	—	—

Total distributions	—		(1.22)	(0.56)	(0.60)	(0.36)	(0.38)

Net asset value, end of period	$16.11		$19.62	$17.88	$16.18	$13.73	$15.83

Total return(c)	(17.89)%		16.54%	13.96%	22.24%	(10.98)%	21.02%

Net assets, end of period (in 000s)	$305,393		$387,436	$353,363	$338,384	$308,475	$316,078

Ratio of net expenses to average net assets(d)	0.56	%(e)	0.56%	0.57%	0.58%	0.59%	0.59%

Ratio of total expenses to average net assets(d)	0.61	%(e)	0.60%	0.64%	0.65%	0.62%	0.63%

Ratio of net investment income to average net assets(b)	0.75	%(e)	2.40%	1.18%	1.61%	1.19%	1.00%

Portfolio turnover rate(f)	11%		5%	8%	69%	29%	85%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$20.09		$18.27	$16.51	$13.98	$15.81	$13.37

Net investment income (loss)(a)(b)	—	(c)	0.29	0.05	0.10	(0.03)	0.03

Net realized and unrealized gain (loss)	(3.65)		2.57	2.11	2.87	(1.80)	2.66

Total from investment operations	(3.65)		2.86	2.16	2.97	(1.83)	2.69

Distributions to shareholders from net investment income	—		(0.52)	(0.05)	(0.16)	—	(0.25)

Distributions to shareholders from net realized gains	—		(0.52)	(0.35)	(0.28)	—	—

Total distributions	—		(1.04)	(0.40)	(0.44)	—	(0.25)

Net asset value, end of period	$16.44		$20.09	$18.27	$16.51	$13.98	$15.81

Total return(d)	(18.17)%		15.67%	13.10%	21.31%	(11.58)%	20.08%

Net assets, end of period (in 000s)	$14,308		$19,334	$22,590	$29,424	$36,201	$126,894

Ratio of net expenses to average net assets(e)	1.31	%(f)	1.31%	1.32%	1.33%	1.34%	1.34%

Ratio of total expenses to average net assets(e)	1.36	%(f)	1.35%	1.39%	1.40%	1.37%	1.38%

Ratio of net investment income (loss) to average net assets(b)	(0.03	)%(f)	1.44%	0.28%	0.64%	(0.20)%	0.18%

Portfolio turnover rate(g)	11%		5%	8%	69%	29%	85%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.61		$17.86	$16.17	$13.72	$15.81	$13.37

Net investment income(a)(b)	0.10		0.57	0.25	0.24	0.19	0.22

Net realized and unrealized gain (loss)	(3.57)		2.47	2.06	2.87	(1.87)	2.66

Total from investment operations	(3.47)		3.04	2.31	3.11	(1.68)	2.88

Distributions to shareholders from net investment income	—		(0.77)	(0.27)	(0.38)	(0.41)	(0.44)

Distributions to shareholders from net realized gains	—		(0.52)	(0.35)	(0.28)	—	—

Total distributions	—		(1.29)	(0.62)	(0.66)	(0.41)	(0.44)

Net asset value, end of period	$16.14		$19.61	$17.86	$16.17	$13.72	$15.81

Total return(c)	(17.70)%		17.03%	14.29%	22.77%	(10.65)%	21.53%

Net assets, end of period (in 000s)	$204,809		$249,377	$169,166	$147,389	$247,863	$455,902

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.19%	0.20%	0.20%	0.20%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.23%	0.26%	0.26%	0.23%	0.24%

Ratio of net investment income to average net assets(b)	1.13	%(e)	2.88%	1.58%	1.59%	1.22%	1.46%

Portfolio turnover rate(f)	11%		5%	8%	69%	29%	85%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Service Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.56		$17.83	$16.13	$13.69	$15.77	$13.35

Net investment income(a)(b)	0.06		0.46	0.15	0.22	0.15	0.15

Net realized and unrealized gain (loss)	(3.57)		2.46	2.08	2.80	(1.90)	2.64

Total from investment operations	(3.51)		2.92	2.23	3.02	(1.75)	2.79

Distributions to shareholders from net investment income	—		(0.67)	(0.18)	(0.30)	(0.33)	(0.37)

Distributions to shareholders from net realized gains	—		(0.52)	(0.35)	(0.28)	—	—

Total distributions	—		(1.19)	(0.53)	(0.58)	(0.33)	(0.37)

Net asset value, end of period	$16.05		$19.56	$17.83	$16.13	$13.69	$15.77

Total return(c)	(17.94)%		16.41%	13.81%	22.10%	(11.06)%	20.88%

Net assets, end of period (in 000s)	$1,992		$2,413	$2,120	$2,266	$2,252	$2,888

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.69%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets(d)	0.74	%(e)	0.73%	0.76%	0.77%	0.73%	0.74%

Ratio of net investment income to average net assets(b)	0.65	%(e)	2.36%	0.94%	1.47%	0.96%	1.00%

Portfolio turnover rate(f)	11%		5%	8%	69%	29%	85%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Investor Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.29		$17.60	$15.93	$13.53	$15.59	$13.20

Net investment income(a)(b)	0.10		0.75	0.22	0.28	0.18	0.23

Net realized and unrealized gain (loss)	(3.53)		2.21	2.05	2.76	(1.86)	2.58

Total from investment operations	(3.43)		2.96	2.27	3.04	(1.68)	2.81

Distributions to shareholders from net investment income	—		(0.75)	(0.25)	(0.36)	(0.38)	(0.42)

Distributions to shareholders from net realized gains	—		(0.52)	(0.35)	(0.28)	—	—

Total distributions	—		(1.27)	(0.60)	(0.64)	(0.38)	(0.42)

Net asset value, end of period	$15.86		$19.29	$17.60	$15.93	$13.53	$15.59

Total return(c)	(17.78)%		16.86%	14.24%	22.50%	(10.74)%	21.30%

Net assets, end of period (in 000s)	$17,901		$13,836	$7,004	$7,204	$6,477	$8,008

Ratio of net expenses to average net assets(d)	0.31	%(e)	0.31%	0.32%	0.33%	0.33%	0.34%

Ratio of total expenses to average net assets(d)	0.36	%(e)	0.35%	0.39%	0.40%	0.37%	0.39%

Ratio of net investment income to average net assets(b)	1.15	%(e)	3.83%	1.38%	1.85%	1.14%	1.54%

Portfolio turnover rate(f)	11%		5%	8%	69%	29%	85%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.62		$17.87	$16.17	$13.72	$15.81	$13.37

Net investment income(a)(b)	0.11		0.55	0.21	0.31	0.39	0.17

Net realized and unrealized gain (loss)	(3.59)		2.49	2.11	2.80	(2.06)	2.71

Total from investment operations	(3.48)		3.04	2.32	3.11	(1.67)	2.88

Distributions to shareholders from net investment income	—		(0.77)	(0.27)	(0.38)	(0.42)	(0.44)

Distributions to shareholders from net realized gains	—		(0.52)	(0.35)	(0.28)	—	—

Total distributions	—		(1.29)	(0.62)	(0.66)	(0.42)	(0.44)

Net asset value, end of period	$16.14		$19.62	$17.87	$16.17	$13.72	$15.81

Total return(c)	(17.74)%		17.02%	14.35%	22.72%	(10.55)%	21.51%

Net assets, end of period (in 000s)	$7,452		$6,263	$6,792	$7,554	$6,603	$964

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.19%	0.18%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.22%	0.25%	0.26%	0.22%	0.23%

Ratio of net investment income to average net assets(b)	1.27	%(e)	2.79%	1.31%	2.00%	2.54%	1.12%

Portfolio turnover rate(f)	11%		5%	8%	69%	29%	85%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.01		$17.36	$15.74	$13.37	$15.42	$13.08

Net investment income(a)(b)	0.04		0.44	0.15	0.20	0.14	0.16

Net realized and unrealized gain (loss)	(3.46)		2.39	1.99	2.73	(1.87)	2.54

Total from investment operations	(3.42)		2.83	2.14	2.93	(1.73)	2.70

Distributions to shareholders from net investment income	—		(0.66)	(0.17)	(0.28)	(0.32)	(0.36)

Distributions to shareholders from net realized gains	—		(0.52)	(0.35)	(0.28)	—	—

Total distributions	—		(1.18)	(0.52)	(0.56)	(0.32)	(0.36)

Net asset value, end of period	$15.59		$19.01	$17.36	$15.74	$13.37	$15.42

Total return(c)	(17.99)%		16.31%	13.61%	21.98%	(11.18)%	20.67%

Net assets, end of period (in 000s)	$5,753		$7,788	$6,353	$6,400	$5,475	$6,334

Ratio of net expenses to average net assets(d)	0.81	%(e)	0.81%	0.82%	0.83%	0.84%	0.84%

Ratio of total expenses to average net assets(d)	0.86	%(e)	0.85%	0.89%	0.90%	0.87%	0.89%

Ratio of net investment income to average net assets(b)	0.47	%(e)	2.31%	0.94%	1.36%	0.90%	1.06%

Portfolio turnover rate(f)	11%		5%	8%	69%	29%	85%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$19.62		$17.87	$16.17	$13.72	$15.96

Net investment income(b)(c)	0.10		0.59	0.26	0.32	0.28

Net realized and unrealized gain (loss)	(3.58)		2.45	2.06	2.79	(2.10)

Total from investment operations	(3.48)		3.04	2.32	3.11	(1.82)

Distributions to shareholders from net investment income	—		(0.77)	(0.27)	(0.38)	(0.42)

Distributions to shareholders from net realized gains	—		(0.52)	(0.35)	(0.28)	—

Total distributions	—		(1.29)	(0.62)	(0.66)	(0.42)

Net asset value, end of period	$16.14		$19.62	$17.87	$16.17	$13.72

Total return(d)	(17.74)%		17.03%	14.36%	22.72%	(11.39)%

Net assets, end of period (in 000s)	$235,915		$277,169	$207,786	$183,763	$148,866

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.18%	0.18%	0.19%	0.19	%(f)

Ratio of total expenses to average net assets(e)	0.23	%(f)	0.22%	0.25%	0.26%	0.22	%(f)

Ratio of net investment income to average net assets(c)	1.15	%(f)	2.98%	1.62%	2.08%	2.56	%(f)

Portfolio turnover rate(g)	11%		5%	8%	69%	29%

(a)	Class P Shares commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.95		$8.56		$8.45	$7.38	$8.45	$7.64

Net investment income(a)(b)	0.08		0.22		0.15	0.27	0.19	0.20

Net realized and unrealized gain (loss)	(1.40)		0.48		0.11	1.08	(1.06)	0.88

Total from investment operations	(1.32)		0.70		0.26	1.35	(0.87)	1.08

Distributions to shareholders from net investment income	(0.08)		(0.31)		(0.15)	(0.28)	(0.20)	(0.27)

Distributions to shareholders from return of capital	—		(0.00	)(c)	—	—	—	—

Total distributions	(0.08)		(0.31)		(0.15)	(0.28)	(0.20)	(0.27)

Net asset value, end of period	$7.55		$8.95		$8.56	$8.45	$7.38	$8.45

Total return(d)	(14.80)%		8.20%		3.40%	18.38%	(10.39)%	14.28%

Net assets, end of period (in 000s)	$36,596		$46,066		$46,265	$46,921	$39,384	$53,090

Ratio of net expenses to average net assets(e)	0.54	%(f)	0.54%		0.55%	0.56%	0.56%	0.57%

Ratio of total expenses to average net assets(e)	0.83	%(f)	0.75%		0.75%	0.66%	0.61%	0.61%

Ratio of net investment income to average net assets(b)	1.87	%(f)	2.42%		1.90%	3.30%	2.35%	2.42%

Portfolio turnover rate(g)	14%		33%		5%	6%	17%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.95		$8.54		$8.42	$7.34	$8.40	$7.60

Net investment income(a)(b)	0.04		0.12		0.07	0.16	0.12	0.14

Net realized and unrealized gain (loss)	(1.39)		0.51		0.13	1.12	(1.04)	0.87

Total from investment operations	(1.35)		0.63		0.20	1.28	(0.92)	1.01

Distributions to shareholders from net investment income	(0.05)		(0.22)		(0.08)	(0.20)	(0.14)	(0.21)

Distributions to shareholders from return of capital	—		(0.00	)(c)	—	—	—	—

Total distributions	(0.05)		(0.22)		(0.08)	(0.20)	(0.14)	(0.21)

Net asset value, end of period	$7.55		$8.95		$8.54	$8.42	$7.34	$8.40

Total return(d)	(15.04)%		7.39%		2.59%	17.55%	(11.07)%	13.37%

Net assets, end of period (in 000s)	$1,460		$2,209		$5,772	$16,235	$28,041	$44,710

Ratio of net expenses to average net assets(e)	1.29	%(f)	1.28%		1.30%	1.31%	1.31%	1.32%

Ratio of total expenses to average net assets(e)	1.58	%(f)	1.49%		1.49%	1.40%	1.36%	1.36%

Ratio of net investment income to average net assets(b)	1.04	%(f)	1.33%		0.95%	2.01%	1.53%	1.78%

Portfolio turnover rate(g)	14%		33%		5%	6%	17%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.92		$8.54		$8.43	$7.36	$8.43	$7.62

Net investment income(a)(b)	0.09		0.23		0.17	0.27	0.21	0.24

Net realized and unrealized gain (loss)	(1.39)		0.49		0.12	1.11	(1.05)	0.88

Total from investment operations	(1.30)		0.72		0.29	1.38	(0.84)	1.12

Distributions to shareholders from net investment income	(0.09)		(0.34)		(0.18)	(0.31)	(0.23)	(0.31)

Distributions to shareholders from return of capital	—		(0.00	)(c)	—	—	—	—

Total distributions	(0.09)		(0.34)		(0.18)	(0.31)	(0.23)	(0.31)

Net asset value, end of period	$7.53		$8.92		$8.54	$8.43	$7.36	$8.43

Total return(d)	(14.58)%		8.49%		3.81%	18.86%	(10.06)%	14.80%

Net assets, end of period (in 000s)	$45,409		$58,742		$99,006	$194,783	$260,987	$488,118

Ratio of net expenses to average net assets(e)	0.17	%(f)	0.17%		0.17%	0.18%	0.17%	0.17%

Ratio of total expenses to average net assets(e)	0.46	%(f)	0.38%		0.36%	0.27%	0.22%	0.22%

Ratio of net investment income to average net assets(b)	2.22	%(f)	2.62%		2.19%	3.38%	2.62%	2.96%

Portfolio turnover rate(g)	14%		33%		5%	6%	17%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Service Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.94		$8.56		$8.44	$7.37	$8.43	$7.63

Net investment income(a)(b)	0.07		0.21		0.13	0.25	0.18	0.20

Net realized and unrealized gain (loss)	(1.40)		0.47		0.13	1.09	(1.05)	0.86

Total from investment operations	(1.33)		0.68		0.26	1.34	(0.87)	1.06

Distributions to shareholders from net investment income	(0.07)		(0.30)		(0.14)	(0.27)	(0.19)	(0.26)

Distributions to shareholders from return of capital	—		(0.00	)(c)	—	—	—	—

Total distributions	(0.07)		(0.30)		(0.14)	(0.27)	(0.19)	(0.26)

Net asset value, end of period	$7.54		$8.94		$8.56	$8.44	$7.37	$8.43

Total return(d)	(14.75)%		7.94%		3.32%	18.25%	(10.41)%	14.06%

Net assets, end of period (in 000s)	$118		$137		$128	$258	$243	$350

Ratio of net expenses to average net assets(e)	0.67	%(f)	0.67%		0.67%	0.68%	0.67%	0.67%

Ratio of total expenses to average net assets(e)	0.96	%(f)	0.88%		0.86%	0.78%	0.72%	0.72%

Ratio of net investment income to average net assets(b)	1.77	%(f)	2.34%		1.62%	3.13%	2.20%	2.41%

Portfolio turnover rate(g)	14%		33%		5%	6%	17%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Investor Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.92		$8.53		$8.43	$7.36	$8.43	$7.62

Net investment income(a)(b)	0.09		0.23		0.16	0.27	0.20	0.22

Net realized and unrealized gain (loss)	(1.39)		0.49		0.11	1.10	(1.05)	0.88

Total from investment operations	(1.30)		0.72		0.27	1.37	(0.85)	1.10

Distributions to shareholders from net investment income	(0.09)		(0.33)		(0.17)	(0.30)	(0.22)	(0.29)

Distributions to shareholders from return of capital	—		(0.00	)(c)	—	—	—	—

Total distributions	(0.09)		(0.33)		(0.17)	(0.30)	(0.22)	(0.29)

Net asset value, end of period	$7.53		$8.92		$8.53	$8.43	$7.36	$8.43

Total return(d)	(14.63)%		8.50%		3.55%	18.71%	(10.19)%	14.62%

Net assets, end of period (in 000s)	$11,900		$15,372		$18,816	$22,706	$27,782	$46,011

Ratio of net expenses to average net assets(e)	0.29	%(f)	0.29%		0.30%	0.32%	0.31%	0.32%

Ratio of total expenses to average net assets(e)	0.58	%(f)	0.50%		0.50%	0.41%	0.36%	0.36%

Ratio of net investment income to average net assets(b)	2.11	%(f)	2.62%		2.12%	3.39%	2.53%	2.74%

Portfolio turnover rate(g)	14%		33%		5%	6%	17%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.93		$8.55		$8.44	$7.36	$8.43	$7.63

Net investment income(a)(b)	0.11		0.25		0.14	0.29	0.23	0.25

Net realized and unrealized gain (loss)	(1.41)		0.47		0.15	1.10	(1.07)	0.86

Total from investment operations	(1.30)		0.72		0.29	1.39	(0.84)	1.11

Distributions to shareholders from net investment income	(0.09)		(0.34)		(0.18)	(0.31)	(0.23)	(0.31)

Distributions to shareholders from return of capital	—		(0.00	)(c)	—	—	—	—

Total distributions	(0.09)		(0.34)		(0.18)	(0.31)	(0.23)	(0.31)

Net asset value, end of period	$7.54		$8.93		$8.55	$8.44	$7.36	$8.43

Total return(d)	(14.56)%		8.50%		3.79%	19.02%	(10.04)%	14.66%

Net assets, end of period (in 000s)	$1,865		$812		$815	$45,956	$44,046	$40,326

Ratio of net expenses to average net assets(e)	0.16	%(f)	0.16%		0.16%	0.17%	0.16%	0.16%

Ratio of total expenses to average net assets(e)	0.46	%(f)	0.37%		0.33%	0.26%	0.22%	0.20%

Ratio of net investment income to average net assets(b)	2.74	%(f)	2.76%		1.79%	3.59%	2.88%	3.09%

Portfolio turnover rate(g)	14%		33%		5%	6%	17%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.92		$8.53		$8.42	$7.35	$8.41	$7.61

Net investment income(a)(b)	0.07		0.19		0.12	0.23	0.17	0.19

Net realized and unrealized gain (loss)	(1.40)		0.48		0.12	1.09	(1.05)	0.86

Total from investment operations	(1.33)		0.67		0.24	1.32	(0.88)	1.05

Distributions to shareholders from net investment income	(0.07)		(0.28)		(0.13)	(0.25)	(0.18)	(0.25)

Distributions to shareholders from return of capital	—		(0.00	)(c)	—	—	—	—

Total distributions	(0.07)		(0.28)		(0.13)	(0.25)	(0.18)	(0.25)

Net asset value, end of period	$7.52		$8.92		$8.53	$8.42	$7.35	$8.41

Total return(d)	(14.95)%		7.93%		3.09%	18.12%	(10.56)%	13.94%

Net assets, end of period (in 000s)	$457		$554		$724	$1,140	$1,955	$2,645

Ratio of net expenses to average net assets(e)	0.79	%(f)	0.79%		0.80%	0.81%	0.81%	0.82%

Ratio of total expenses to average net assets(e)	1.08	%(f)	1.00%		0.99%	0.91%	0.86%	0.86%

Ratio of net investment income to average net assets(b)	1.64	%(f)	2.08%		1.56%	2.88%	2.09%	2.33%

Portfolio turnover rate(g)	14%		33%		5%	6%	17%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2018(a)
			2021		2020	2019
Per Share Data

Net asset value, beginning of period	$8.93		$8.55		$8.44	$7.37	$8.37

Net investment income(b)(c)	0.08		0.25		0.18	0.30	0.20

Net realized and unrealized gain (loss)	(1.38)		0.47		0.11	1.08	(1.01)

Total from investment operations	(1.30)		0.72		0.29	1.38	(0.81)

Distributions to shareholders from net investment income	(0.09)		(0.34)		(0.18)	(0.31)	(0.19)

Distributions to shareholders from return of capital	—		(0.00	)(d)	—	—	—

Total distributions	(0.09)		(0.34)		(0.18)	(0.31)	(0.19)

Net asset value, end of period	$7.54		$8.93		$8.55	$8.44	$7.37

Total return(e)	(14.56)%		8.49%		3.82%	18.85%	(9.76)%

Net assets, end of period (in 000s)	$1,379		$3,111		$3,743	$3,722	$2,902

Ratio of net expenses to average net assets(f)	0.16	%(g)	0.16%		0.16%	0.17%	0.16	%(g)

Ratio of total expenses to average net assets(f)	0.45	%(g)	0.37%		0.36%	0.27%	0.22	%(g)

Ratio of net investment income to average net assets(c)	2.03	%(g)	2.80%		2.31%	3.70%	3.51	%(g)

Portfolio turnover rate(h)	14%		33%		5%	6%	17%

(a)	Class P Shares commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Amount is less than ($0.005) per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements

June 30, 2022

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act.

Portfolio	Share Classes Offered	Diversified/ Non-diversified
All Portfolios	A, C, Institutional, Service, Investor, R6, R, P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies..

A.  Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

66

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/ Paid
Balanced Strategy, Growth and Income Strategy and Satellite Strategies	Quarterly	Annually
Growth Strategy	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

67

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2022

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios, investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Portfolios invest primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy— The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of June 30.2022:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Dynamic	$20,154,860	$—	$—

Equity	88,785,127	—	—

Exchange Traded Funds	149,026,698	—	—

Fixed Income	199,251,325	—	—

Investment Companies	50,447,669	—	—

Total	$507,665,679	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$926,931	$—

Purchased Option Contracts	1,441,712	43,386	—

Total	$1,441,712	$970,317	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(41,569)	$—

Futures Contracts(a)	(1,371,126)	—	—

Written Option contracts	—	(543,980)	—

Total	$(1,371,126)	$(585,549)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

June 30, 2022

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GROWTH AND INCOME STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Equity	$194,636,762	$—	$—

Fixed Income	161,119,517	—	—

Dynamic	29,152,825	—	—

Exchange Traded Funds	346,956,381	—	—

Investment Companies	61,727,094	—	—

Total	$793,592,579	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,510,796	$—

Purchased Options Contracts	2,623,519	57,868	—

Total	$2,623,519	$1,568,662	$—

Liabilities

Forward Foreign Currency Exchange Contracts (a)	$—	$(67,626)	$—

Futures Contracts(a)	(2,594,403)	—	—

Written option contracts	—	(714,919)	—

Total	$(2,594,403)	$(782,545)	$—

GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Dynamic	$16,559,191	$—	$—

Equity	256,459,654	—	—

Exchange Traded Funds	349,978,008	—	—

Fixed Income	56,800,269	—	—

Investment Companies	69,053,973	—	—

Total	$748,851,095	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,424,590	$—

Futures Contracts(a)	31,746	—	—

Purchased Options Contracts	3,004,094	40,106	—

Total	$3,035,840	$1,464,696	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GROWTH STRATEGY (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(63,874)	$—

Futures Contracts(a)	(2,825,732)	—	—

Written option contracts	—	(501,879)	—

Total	$(2,825,732)	$(565,753)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

SATELLITE STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Equity	$60,645,353	$—	$—

Exchange Traded Funds	3,151,269	—	—

Fixed Income	31,566,425	—	—

Total	$95,363,047	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2022. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Balance Strategy Portfolio

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Interest rate	Purchased options, at value	$1,441,712	Variation margin on futures contracts;	$(18,094)	(a)
Equity	Purchased options, at value	890	Variation margin on futures contracts; Written options, at value	(1,854,516)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	969,427	Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(84,065)
Total		$2,412,029		$(1,956,675)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2022 is reported within the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

June 30, 2022

4. INVESTMENTS IN DERIVATIVES (continued)

Growth and Income Strategy Portfolio

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest rate	—	$—	Variation margin on futures contracts	$(22,971)	(a)
Equity	Purchased options, at value	1,165	Variation margin on futures contracts; Written options, at value	(3,229,648)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	4,191,018	Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(124,329)
Total		4,192,183		$(3,376,948)

Growth Strategy Portfolio

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Purchased options, at value	$3,035,840	Variation margin on futures contracts	$(16,900)	(a)
Equity	Purchased options, at value	822	Variation margin on futures contracts; Written options, at value	(3,271,427)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	1,463,874	Payable for unrealized loss on forward foreign currency exchange contracts. Written options, at value	(103,158)
Total		$4,500,536		$(3,391,485)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2022 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Balanced Strategy Portfolio
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized loss from futures contracts and purchased options /Net change in unrealized gain on futures contracts purchased options	$(2,864,844)	$(1,498,160)
Equity	Net realized gain (loss) from futures contracts, written options and purchased options /Net change in unrealized gain on futures contracts purchased options	(5,709,010)	(2,179,545)
Currency	Net realized gain from forward foreign currency exchange contracts /Net change in unrealized gain on forward foreign currency exchange contracts	3,391,061	909,483
Total		$(5,182,793)	$(2,768,222)

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4. INVESTMENTS IN DERIVATIVES (continued)

Growth and Income Portfolio
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized gain (loss) from futures contracts and purchased options /Net change in unrealized gain on futures contracts purchased options	$(4,086,080)	$770,378
Equity	Net realized gain (loss) from futures contracts /Net change in unrealized gain on futures contracts purchased options	(11,105,894)	(3,620,989)
Currency	Net realized gain from forward foreign currency exchange contracts /Net change in unrealized gain on forward foreign currency exchange contracts	5,329,431	(1,832,602)
Total		$(9,862,543)	$(4,683,213)

Growth Strategy Portfolio
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized gain (loss) from futures contracts and purchased options /Net change in unrealized gain on futures contracts and purchased options	$(4,343,161)	$(966,601)
Equity	Net realized gain (loss) from futures contracts and written options /Net change in unrealized gain on futures contracts; purchased options and written options	(11,507,859)	(3,242,152)
Currency	Net realized gain from forward foreign currency exchange contracts /Net change in unrealized gain on forward foreign currency exchange contracts; purchased options and written options	5,201,732	(1,045,402)
Total		$(10,649,288)	$(5,254,155)

For the six months ended June 30, 2022, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)
Portfolio	Futures Contracts	Forward Contacts	Purchased Options	Written Options
Balanced Strategy	466	$41,974,013	4,239,663	319,533
Growth and Income Strategy	693	69,117,895	7,071,914	426,167
Growth Strategy	678	64,153,921	7,450,220	295,397

(a)	Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, or shares/units outstanding for purchased and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Portfolio held such derivatives during the six months ended June 30, 2022.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of average daily net assets of 0.124% for the Satellite Strategies Portfolio and 0.15% for each of the other Portfolios.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service

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Notes to Financial Statements (continued)

June 30, 2022

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolio, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Portfolio, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Portfolio, as set forth below.

The Trust, on behalf of Service Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Portfolio, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2022, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Portfolio	Class A	Class C
Balanced Strategy	$2,448	$92
Growth and Income Strategy	5,233	405
Growth Strategy	8,684	445
Satellite Strategies	268	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Portfolio, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Portfolios, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.01% for the Satellite Strategies Portfolio and 0.004% for each other Portfolio. These Other Expense limitations will remain in place through at least April 29, 2023 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Other Expense Reimbursements
Balanced Strategy	$168,556
Growth and Income Strategy	180,967
Growth Strategy	195,145
Satellite Strategies	165,024

G.  Line of Credit Facility — As of June 30, 2022, the Portfolios participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2022, the Portfolios did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

H.  Other Transactions with Affiliates — The Portfolios invest primarily in Class R6 Shares of the Underlying Funds (except certain Underlying Funds that are ETFs). These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2022 (in thousands):

Balanced Strategy Portfolio
Underlying Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2022	Shares as of 6/30/2022	Dividend Income
Goldman Sachs Access Investment Grade Corporate Bond ETF	$55,301	$5,522	$—	$—	$(8,364)	$52,459	1,139	$566
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	6,266	—	—	(1,290)	4,976	167	98
Goldman Sachs ActiveBeta International Equity ETF	—	15,601	—	—	(3,251)	12,350	445	270

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Notes to Financial Statements (continued)

June 30, 2022

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Balanced Strategy Portfolio (continued)
Underlying Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2022	Shares as of 6/30/2022	Dividend Income
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	$59,496	$28,452	$—	$—	$(17,647)	$70,301	938	$538
Goldman Sachs Alternative Premia Fund — Class R6	12,468	—	(12,056)	(3,486)	3,074	—	—	—
Goldman Sachs Core Fixed Income Fund — Class R6	17,132	187	—	—	(2,164)	15,155	1,592	187
Goldman Sachs Dynamic Global Equity Fund — Class R6	93,155	—	(91,947)	15,716	(16,924)	—	—	—
Goldman Sachs Emerging Markets Debt Fund — Class R6	13,728	6,185	(8,000)	(2,410)	(1,488)	8,015	876	343
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	17,744	5,725	—	—	(3,651)	19,818	2,444	84
Goldman Sachs Financial Square Government Fund — Institutional Shares	34,000	110,833	(94,385)	—	—	50,448	50,448	—
Goldman Sachs Global Core Fixed Income Fund — Class R6	160,917	10,509	(5,558)	(788)	(17,546)	147,534	13,091	1,154
Goldman Sachs Global Infrastructure Fund — Class R6	10,862	1,638	(1,300)	(55)	(702)	10,443	828	117
Goldman Sachs Global Real Estate Securities Fund — Class R6	7,002	1,445	(1,400)	(305)	(1,526)	5,216	531	56
Goldman Sachs High Yield Floating Rate Fund — Class R6	6,414	11,162	(12,300)	(652)	(311)	4,313	497	249
Goldman Sachs High Yield Fund — Class R6	5,724	6,388	(10,712)	(1,482)	82	—	—	209
Goldman Sachs Inflation Protected Securities Fund — Class R6	5,882	—	(5,726)	(166)	10	—	—	—
Goldman Sachs International Equity Insights Fund — Class R6	31,550	10,533	—	—	(7,882)	34,201	2,928	—
Goldman Sachs International Small Cap Insights Fund — Class R6	12,503	1,596	(4,557)	(219)	(2,328)	6,995	642	—
Goldman Sachs Large Cap Growth Insights Fund — Class R6	—	6,469	(5,999)	(470)	—	—	—	—
Goldman Sachs Large Cap Value Insights Fund — Class R6	—	6,318	—	—	(923)	5,395	264	31

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Balanced Strategy Portfolio (continued)
Underlying Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2022	Shares as of 6/30/2022	Dividend Income
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	$114	$1	$(160)	$(11)	$56	$—	—	$2
Goldman Sachs Energy Infrastructure Fund — Class R6	—	8,439	(3,000)	(117)	(151)	5,171	518	99
Goldman Sachs Managed Futures Strategy Fund — Class R6	16,809	—	(333)	—	3,679	20,155	1,648	—
Goldman Sachs MarketBeta Emerging Markets Equity ETF	—	3,007	—	—	(573)	2,434	58	57
Goldman Sachs MarketBeta International Equity ETF	—	6,237	—	—	(1,308)	4,929	110	98
Goldman Sachs Short Duration Bond Fund — Class R6	11,672	13,536	—	—	(973)	24,235	2,570	136
Goldman Sachs Small Cap Equity Insights Fund — Class R6	—	1,944	—	—	(398)	1,546	72	—
Goldman Sachs Tactical Tilt Overlay Fund — Class R6	29,401	—	(29,629)	1,465	(1,237)	—	—	—

Total	$601,874	$267,993	$(287,062)	$7,020	$(83,736)	$506,089		$4,297

Growth and Income Strategy Portfolio
Underlying Funds	Market Value 12/31/2021	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2022	Shares as of 6/30/2022	Dividend Income
Goldman Sachs Access Investment Grade Corporate Bond ETF	$90,188	$4,543	$—	$—	(13,524)	$81,207	1,763	$903
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	14,337	—	—	(2,951)	11,386	383	225
Goldman Sachs ActiveBeta International Equity ETF	—	35,699	—	—	(7,439)	28,260	1,018	619
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	219,223	56,187	(11,680)	(1,966)	(54,580)	207,184	2,765	1,701
Goldman Sachs Alternative Premia Fund — Class R6	13,361	—	(12,919)	(5,116)	4,674	—	—	—
Goldman Sachs Dynamic Global Equity Fund — Class R6	213,153	—	(210,389)	35,843	(38,607)	—	—	—
Goldman Sachs Emerging Markets Debt Fund — Class R6	25,550	14,446	(17,500)	(5,645)	(1,995)	14,856	1,624	673

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Notes to Financial Statements (continued)

June 30, 2022

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth and Income Strategy Portfolio (continued)
Underlying Funds	Market Value 12/31/2021	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2022	Shares as of 6/30/2022	Dividend Income
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	$45,259	$7,376	$—	$—	$(8,836)	$43,799	5,401	$—
Goldman Sachs Financial Square Government Fund — Institutional Shares	42,000	134,903	(115,176)	—	—	61,727	61,727	126
Goldman Sachs Global Core Fixed Income Fund — Class R6	93,871	16,683	—	—	(10,600)	99,954	8,869	683
Goldman Sachs Global Infrastructure Fund — Class R6	18,590	3,614	(4,500)	(33)	(1,240)	16,431	1,302	209
Goldman Sachs Global Real Estate Securities Fund — Class R6	11,279	3,271	(3,200)	(684)	(2,445)	8,221	837	98
Goldman Sachs High Yield Floating Rate Fund — Class R6	9,356	19,000	(20,000)	(1,065)	(489)	6,802	785	398
Goldman Sachs High Yield Fund —Class R6	9,975	9,813	(17,463)	(2,542)	218	1	—	345
Goldman Sachs Inflation Protected Securities Fund — Class R6	10,034	—	(9,769)	(282)	17	—	—	—
Goldman Sachs Large Cap Growth International Fund — Institutional Shares	—	14,802	(13,726)	(1,076)	—	—	—	—
Goldman Sachs International Equity Insights Fund — Class R6	84,567	17,217	—	—	(19,370)	82,414	7,056	—
Goldman Sachs International Small Cap Insights Fund — Class R6	26,933	3,651	(7,865)	(490)	(5,232)	16,997	1,561	—
Goldman Sachs Large Cap Value Insights Fund — Class R6	—	14,457	—	—	(2,113)	12,344	604	72
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	3,616	44	(3,246)	(616)	202	—	—	45
Goldman Sachs Energy Infrastructure Fund — Class R6	—	17,431	(6,000)	(207)	(332)	10,892	1,091	209
Goldman Sachs Managed Futures Strategy Fund — Class R6	24,314	—	—	—	4,839	29,153	2,384	—
Goldman Sachs MarketBeta Emerging Markets Equity ETF	—	6,882	—	—	(1,312)	5,570	134	131
Goldman Sachs MarketBeta International Equity ETF	—	14,271	—	—	(2,993)	11,278	252	225

78

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth and Income Strategy Portfolio (continued)
Underlying Funds	Market Value 12/31/2021	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2022	Shares as of 6/30/2022	Dividend Income
Goldman Sachs Short Duration Bond Fund — Class R6	$19,912	$21,228	$—	$—	$(1,640)	$39,507	4,189	$227
Goldman Sachs Small Cap Equity Insights Fund — Class R6	—	4,450	—	—	(912)	3,538	164	—
Goldman Sachs Tactical Tilt Overlay Fund — Class R6	39,750	—	(40,060)	2,086	(1,776)	—	—	—

Total	$1,000,931	$434,305	$(493,493)	$18,207	$(168,429)	$791,521		$6,889

*	Includes reinvestment of distributions.

Growth Strategy Portfolio
Underlying Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2022	Shares as of 6/30/2022	Dividend Income
Goldman Sachs Access Investment Grade Corporate Bond ETF	$9,254	$—	$—	$—	(1,375)	$7,879	171	$91
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	—	15,660	—	—	(3,223)	12,437	418	246
Goldman Sachs ActiveBeta International Equity ETF	—	38,992	—	—	(8,125)	30,867	1,112	676
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	290,906	61,371	—	—	(73,356)	278,921	3,722	2,188
Goldman Sachs Dynamic Global Equity Fund — Class R6	232,821	—	(229,803)	39,151	(42,169)	—	—	—
Goldman Sachs Emerging Markets Debt Fund — Class R6	29,836	13,789	(18,000)	(5,654)	(3,017)	16,954	1,853	760
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	65,053	8,057	—	—	(12,239)	60,871	7,506	—
Goldman Sachs Financial Square Government Fund — Institutional Shares	51,000	107,836	(89,782)	—	—	69,054	69,054	112
Goldman Sachs Global Infrastructure Fund — Class R6	17,818	3,924	(4,500)	(115)	(1,123)	16,004	1,268	205
Goldman Sachs Global Real Estate Securities Fund — Class R6	9,480	3,553	(2,300)	(550)	(2,234)	7,949	809	88
Goldman Sachs High Yield Floating Rate Fund — Class R6	—	16,359	(13,000)	(700)	(199)	2,460	284	206
Goldman Sachs High Yield Fund — Class R6	10,039	9,154	(16,928)	(2,411)	146	—	—	337

79

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2022

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth Strategy Portfolio (continued)
Underlying Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2022	Shares as of 6/30/2022	Dividend Income
Goldman Sachs Inflation Protected Securities Fund — Class R6	$9,429	$—	$(9,179)	$(265)	15	$—	—	$—
Goldman Sachs International Equity Insights Fund — Class R6	110,571	26,563	—	—	(25,218)	111,916	9,582	—
Goldman Sachs International Small Cap Insights Fund — Class R6	44,367	3,989	(7,757)	(1,300)	(8,211)	31,088	2,855	—
Goldman Sachs Large Cap Value Insights Fund — Class R6	—	15,792	—	—	(2,308)	13,484	659	78
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	46	1	(42)	(3)	(2)	—	—	1
Goldman Sachs Energy Infrastructure Fund — Class R6	—	17,837	(6,000)	(200)	(353)	11,284	1,131	217
Goldman Sachs Managed Futures Strategy Fund — Class R6	13,811	—	—	—	2,748	16,559	1,354	—
Goldman Sachs MarketBeta Emerging Markets Equity ETF	—	7,516	—	—	(1,433)	6,083	146	143
Goldman Sachs MarketBeta International Equity ETF	—	15,589	—	—	(3,270)	12,319	275	245
Goldman Sachs Short Duration Bond Fund — Class R6	18,710	20,214	—	—	(1,538)	37,386	3,965	214
Goldman Sachs Small Cap Equity Insights Fund — Class R6	—	4,860	—	—	(996)	3,864	179	—
Goldman Sachs Tactical Tilt Overlay Fund — Class R6	26,883	—	(27,093)	1,249	(1,039)	—	—	—

Total	$940,024	$407,223	$(439,376)	$28,027	$(188,519)	$747,379		$5,807

Satellite Strategies Portfolio
Underlying Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2022	Shares as of 6/30/2022	Dividend Income
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$3,920	$—	$—	$—	$(769)	$3,151	106	$63
Goldman Sachs Emerging Markets Debt Fund — Class R6	19,274	3,145	(5,898)	(523)	(3,936)	12,062	1,318	388
Goldman Sachs Emerging Markets Equity Fund — Class R6	5,424	1,100	—	—	(1,403)	5,121	234	—

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Satellite Strategies Portfolio (continued)
Underlying Funds	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2022	Shares as of 6/30/2022	Dividend Income
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	$6,782	$—	$—	$—	$(1,124)	$5,658	698	$—
Goldman Sachs Global Infrastructure Fund — Class R6	25,635	1,015	(5,411)	927	(2,217)	19,949	1,581	215
Goldman Sachs Global Real Estate Securities Fund — Class R6	8,257	1,260	(1,750)	(75)	(1,797)	5,895	600	60
Goldman Sachs High Yield Floating Rate Fund — Class R6	6,351	1,791	(3,536)	(133)	(304)	4,169	481	120
Goldman Sachs High Yield Fund — Class R6	6,427	2,543	(2,600)	(2,62)	(1,106)	5,002	944	187
Goldman Sachs Inflation Protected Securities Fund — Class R6	10,006	3,705	(3,500)	(123)	(778)	9,310	902	205
Goldman Sachs International Small Cap Insights Fund — Class R6	26,598	1,200	(1,160)	20	(5,644)	21,014	1,930	—
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	1,178	24	—	—	(178)	1,024	225	24
Goldman Sachs MLP Energy Infrastructure Fund — Class R6	6,113	108	(3,680)	672	(205)	3,008	118	108

Total	$125,965	$15,891	$(27,535)	$503	$(19,461)	$95,363		$1,370

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2022, were:

Portfolio	Purchases	Sales
Balanced Strategy	$74,048,689	$100,419,137
Growth and Income Strategy	107,978,731	168,030,724
Growth Strategy	89,595,623	119,862,499
Satellite Strategies	15,890,779	27,535,228

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2022

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, December 31, 2021, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Balanced Strategy	Growth and Income Strategy	Growth Strategy	Satellite Strategies
Capital loss carryforwards:
Perpetual Long-Term	$—	$—	$—	$(18,474,678)
Timing differences (Straddle Loss Deferral)	$(599)	$(1,058)	$(947)	$—

As of June 30, 2022, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy	Growth and Income Strategy	Growth Strategy	Satellite Strategies
Tax Cost	$541,083,478	$806,896,808	$744,416,533	$89,520,479
Gross unrealized gain	13,677,036	50,261,625	62,487,044	11,177,826
Gross unrealized loss	(47,094,835)	(63,565,854)	(55,052,482)	(5,335,258)
Net unrealized gains (losses) on securities	$(33,417,799)	$(13,304,229)	$4,434,562	$5,842,568

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, options contracts, and foreign currency contracts.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

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8. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Portfolio or an Underlying Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Portfolio or an Underlying Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of the Portfolios may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Portfolios’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolios are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolios have a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced

83

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Notes to Financial Statements (continued)

June 30, 2022

8. OTHER RISKS (continued)

to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Balanced Strategy Portfolio

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	351,753	$4,194,385	882,441	$11,568,762
Reinvestment of distributions	42,058	480,212	479,560	6,211,490
Shares redeemed	(662,515)	(7,834,724)	(1,191,360)	(15,594,930)
	(268,704)	(3,160,127)	170,641	2,185,322
Class C Shares
Shares sold	28,158	332,781	62,236	819,411
Reinvestment of distributions	683	7,566	27,446	355,496
Shares redeemed	(108,270)	(1,252,233)	(325,028)	(4,238,947)
	(79,429)	(911,886)	(235,346)	(3,064,040)
Institutional Shares
Shares sold	4,008,268	48,197,845	9,610,152	126,204,107
Reinvestment of distributions	224,724	2,577,109	1,892,322	24,498,342
Shares redeemed	(5,428,492)	(64,853,845)	(9,012,460)	(117,833,634)
	(1,195,500)	(14,078,891)	2,490,014	32,868,815
Service Shares
Shares sold	5	57	61	804
Shares redeemed	—	—	(3,118)	(40,495)
	5	57	(3,057)	(39,691)
Investor Shares
Shares sold	36,494	446,973	92,915	1,228,623
Reinvestment of distributions	2,378	27,223	26,313	339,317
Shares redeemed	(173,964)	(2,006,521)	(297,322)	(3,792,091)
	(135,092)	(1,532,325)	(178,094)	(2,224,151)
Class R6 Shares
Shares sold	194,908	2,223,338	7,652	100,736
Reinvestment of distributions	466	5,268	1,212	15,707
Shares redeemed	(78,640)	(881,859)	(101,913)	(1,327,087)
	116,734	1,346,747	(93,049)	(1,210,644)
Class R Shares
Shares sold	38,590	459,520	81,994	1,080,919
Reinvestment of distributions	3,486	39,398	46,496	599,113
Shares redeemed	(30,036)	(342,413)	(29,032)	(380,994)
	12,040	156,505	99,458	1,299,038
Class P Shares
Shares sold	922,765	10,990,802	1,117,076	14,500,761
Reinvestment of distributions	31,110	355,892	251,253	3,256,498
Shares redeemed	(525,285)	(6,161,122)	(497,659)	(6,581,706)
	428,590	5,185,572	870,670	11,175,553

NET INCREASE (DECREASE)	(1,121,356)	$(12,994,348)	3,121,237	$40,990,202

85

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Notes to Financial Statements (continued)

June 30, 2022

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth and Income Strategy Portfolio

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	258,072	$3,893,776	924,031	$15,131,597
Reinvestment of distributions	81,947	1,171,954	1,052,123	17,367,488
Shares redeemed	(1,070,318)	(16,108,183)	(2,689,504)	(44,400,979)
	(730,299)	(11,042,453)	(713,350)	(11,901,894)
Class C Shares
Shares sold	38,042	556,478	88,439	1,416,143
Reinvestment of distributions	955	12,762	37,387	599,913
Shares redeemed	(88,201)	(1,262,608)	(377,363)	(5,986,984)
	(49,204)	(693,368)	(251,537)	(3,970,928)
Institutional Shares
Shares sold	1,814,770	27,273,915	6,433,958	107,492,095
Reinvestment of distributions	175,863	2,541,646	1,654,960	27,399,204
Shares redeemed	(4,210,754)	(60,986,163)	(4,476,473)	(73,927,656)
	(2,220,121)	(31,170,602)	3,612,445	60,963,643
Service Shares
Shares sold	3,974	58,888	21,432	351,503
Reinvestment of distributions	99	1,399	1,259	20,718
Shares redeemed	(18,027)	(280,881)	(26,139)	(426,688)
	(13,954)	(220,594)	(3,448)	(54,467)
Investor Shares
Shares sold	62,623	948,693	114,316	1,896,250
Reinvestment of distributions	3,395	48,476	35,253	578,890
Shares redeemed	(74,121)	(1,121,785)	(117,292)	(1,940,176)
	(8,103)	(124,616)	32,277	534,964
Class R6 Shares
Shares sold	64,205	993,728	48,558	797,639
Reinvestment of distributions	717	10,357	3,537	58,551
Shares redeemed	(16,214)	(239,252)	(297,620)	(4,953,119)
	48,708	764,833	(245,525)	(4,096,929)
Class R Shares
Shares sold	37,989	563,657	34,402	560,370
Reinvestment of distributions	1,391	19,572	20,504	335,400
Shares redeemed	(24,489)	(353,716)	(52,998)	(875,316)
	14,891	229,513	1,908	20,454
Class P Shares
Shares sold	605,599	9,118,625	1,738,325	28,537,604
Reinvestment of distributions	108,472	1,564,815	1,028,942	17,029,160
Shares redeemed	(755,527)	(11,392,777)	(1,613,715)	(26,698,623)
	(41,456)	(709,337)	1,153,552	18,868,141

NET INCREASE (DECREASE)	(2,999,538)	$(42,966,624)	3,586,322	$ 60,362,984

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth Strategy Portfolio

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	401,642	$7,235,822	1,215,844	$23,918,249
Reinvestment of distributions	—	—	1,075,018	21,305,550
Shares redeemed	(1,194,522)	(21,480,026)	(2,313,832)	(45,295,447)
	(792,880)	(14,244,204)	(22,970)	(71,648)
Class C Shares
Shares sold	54,213	1,006,625	178,476	3,503,010
Reinvestment of distributions	—	—	47,782	968,121
Shares redeemed	(146,057)	(2,647,060)	(500,803)	(9,817,915)
	(91,844)	(1,640,435)	(274,545)	(5,346,784)
Institutional Shares
Shares sold	1,717,054	31,463,977	6,151,190	117,824,612
Reinvestment of distributions	—	—	761,391	15,081,997
Shares redeemed	(1,739,292)	(31,835,587)	(3,666,804)	(70,356,702)
	(22,238)	(371,610)	3,245,777	62,549,907
Service Shares
Shares sold	8,251	141,110	12,046	235,463
Reinvestment of distributions	—	—	2,007	39,645
Shares redeemed	(7,529)	(137,547)	(9,640)	(189,476)
	722	3,563	4,413	85,632
Investor Shares
Shares sold	601,938	10,762,214	397,717	7,801,529
Reinvestment of distributions	—	—	44,692	871,358
Shares redeemed	(190,683)	(3,314,283)	(123,241)	(2,397,561)
	411,255	7,447,931	319,168	6,275,326
Class R6 Shares
Shares sold	171,975	2,992,489	78,715	1,563,410
Reinvestment of distributions	—	—	18,814	372,814
Shares redeemed	(29,459)	(533,376)	(158,395)	(3,112,316)
	142,516	2,459,113	(60,866)	(1,176,092)
Class R Shares
Shares sold	27,715	486,659	49,910	956,362
Reinvestment of distributions	—	—	23,958	459,935
Shares redeemed	(68,407)	(1,193,741)	(30,109)	(559,716)
	(40,692)	(707,082)	43,759	856,581
Class P Shares
Shares sold	849,855	15,496,639	2,171,043	42,528,603
Reinvestment of distributions	—	—	873,749	17,316,359
Shares redeemed	(362,435)	(6,398,168)	(544,784)	(10,598,265)
	487,420	9,098,471	2,500,008	49,246,697

NET INCREASE	94,259	$2,045,747	5,754,744	$112,419,619

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Notes to Financial Statements (continued)

June 30, 2022

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Satellite Strategies Portfolio

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	87,421	$721,374	523,296	$4,647,666
Reinvestment of distributions	43,254	342,163	157,690	1,409,842
Shares redeemed	(432,210)	(3,602,104)	(936,839)	(8,394,866)
	(301,535)	(2,538,567)	(255,853)	(2,337,358)
Class C Shares
Shares sold	1,481	12,681	16,649	152,803
Reinvestment of distributions	1,054	8,247	5,866	52,532
Shares redeemed	(56,098)	(464,534)	(451,497)	(3,988,734)
	(53,563)	(443,606)	(428,982)	(3,783,399)
Institutional Shares
Shares sold	274,766	2,301,441	568,524	5,060,671
Reinvestment of distributions	66,227	524,811	238,157	2,121,044
Shares redeemed	(893,523)	(7,428,651)	(5,819,509)	(51,168,764)
	(552,530)	(4,602,399)	(5,012,828)	(43,987,049)
Service Shares
Shares sold	163	1,359	253	2,279
Reinvestment of distributions	87	688	295	2,637
Shares redeemed	(5)	(42)	(165)	(1,493)
	245	2,005	383	3,423
Investor Shares
Shares sold	25,380	206,853	233,017	2,094,224
Reinvestment of distributions	17,971	142,232	65,648	584,732
Shares redeemed	(185,654)	(1,547,004)	(779,692)	(6,936,508)
	(142,303)	(1,197,919)	(481,027)	(4,257,552)
Class R6 Shares
Shares sold	168,476	1,433,041	25,403	223,151
Reinvestment of distributions	2,883	22,827	3,433	30,651
Shares redeemed	(14,792)	(123,047)	(33,260)	(295,954)
	156,567	1,332,821	(4,424)	(42,152)
Class R Shares
Shares sold	1,812	15,060	5,524	49,585
Reinvestment of distributions	533	4,189	1,997	17,802
Shares redeemed	(3,630)	(30,272)	(30,318)	(268,324)
	(1,285)	(11,023)	(22,797)	(200,937)
Class P Shares
Shares sold	—	—	19,473	166,886
Reinvestment of distributions	2,201	17,462	13,058	116,632
Shares redeemed	(167,428)	(1,433,941)	(122,297)	(1,066,225)
	(165,227)	(1,416,479)	(89,766)	(782,707)

NET DECREASE	(1,059,631)	$(8,875,167)	(6,295,294)	$(55,387,731)

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, and Goldman Sachs Satellite Strategies Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios.

The Management Agreement was most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Portfolio, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Portfolio and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Portfolio and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Underlying Funds invest;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Portfolio’s peer group and/or benchmark index had high, medium, or low relevance given the Portfolio’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Portfolio;
(e)	fee and expense information for the Portfolio, including:
(i)	the relative management fee and expense levels of the Portfolio as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Portfolio’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Portfolio, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Portfolio;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Portfolio and the Underlying Funds;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Portfolio to the Investment Adviser and its affiliates;
(i)	whether the Portfolio’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolio and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Portfolio and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Portfolio and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)	with respect to the applicable Underlying Funds, information regarding commissions paid by the Underlying Funds that are equity funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Portfolio and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Portfolio’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Portfolios’ distribution arrangements. They received information regarding the Portfolios’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Portfolio shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Portfolios and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Portfolios. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Portfolios and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Portfolios and the Underlying Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Portfolios and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios, the Underlying Funds, and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Portfolios and the Underlying Funds. In this regard, they compared the investment performance of each Portfolio to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2022. The information on each Portfolio’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Portfolio’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Portfolio performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the portfolio management teams of certain Underlying Funds to continue to enhance the investment models used in managing those Underlying Funds.

The Trustees observed that the Balanced Strategy Portfolio’s Institutional Shares had placed in the third quartile of the Portfolio’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended March 31, 2022. They noted that the Growth and Income Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended March 31, 2022. The Trustees considered that the Growth Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended March 31, 2022. They observed that the Satellite Strategies Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-year period and in the fourth quartile for the three-, five-, and ten-year periods, and had underperformed the Portfolio’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2022. The Trustees also considered that each of the Portfolios had experienced certain portfolio management changes in early 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Portfolio thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of each Portfolio’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Portfolio’s overall net and gross expenses to a peer group and a category universe; and data comparing each Portfolio’s net expenses to the peer and category medians. The analyses also compared each Portfolio’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Portfolios and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Portfolios, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Portfolio’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Portfolio was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Portfolios.

The Trustees noted that, although the Portfolios themselves do not have breakpoints in their management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Portfolios at the specified asset levels. The Trustees considered the amounts of assets in the Portfolios; the Portfolios’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Portfolios and Underlying Funds that exceed specified levels. They also considered the services provided to the Portfolios under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Portfolios were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolios and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (h) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Portfolios’ and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Portfolios and Their Shareholders

The Trustees also noted that the Portfolios and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) with respect to the Underlying Funds, enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(d) with respect to certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Portfolios’ and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Portfolios’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Portfolio and its shareholders and that the Management Agreement should be approved and continued with respect to each Portfolio until June 30, 2023.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Fund’s operations are difficult to predict.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Portfolio Expenses — Six Month Period Ended June 30, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Portfolio expenses.

The Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Balanced Strategy Portfolio				Growth and Income Strategy Portfolio				Growth Strategy Portfolio				Satellite Strategies Portfolio
Share Class	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/22*	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/22*	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/22*	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/22*
Class A
Actual	$1,000.00	$866.40		$2.59	$1,000.00	$842.10		$2.56	$1,000.00	$821.10		$2.53	$1,000.00	$852.00		$2.48
Hypothetical 5% return	1,000.00	1,022.02	+	2.81	1,000.00	1,022.02	+	2.81	1,000.00	1,022.02	+	2.81	1,000.00	1,022.12	+	2.71
Class C
Actual	1,000.00	862.60		6.05	1,000.00	838.90		5.97	1,000.00	818.30		5.91	1,000.00	849.60		5.92
Hypothetical 5% return	1,000.00	1,018.30	+	6.56	1,000.00	1,018.30	+	6.56	1,000.00	1,018.30	+	6.56	1,000.00	1,018.40	+	6.46
Institutional
Actual	1,000.00	867.90		0.88	1,000.00	844.10		0.87	1,000.00	823.00		0.86	1,000.00	854.20		0.78
Hypothetical 5% return	1,000.00	1,023.85	+	0.95	1,000.00	1,023.85	+	0.95	1,000.00	1,023.85	+	0.95	1,000.00	1,023.95	+	0.85
Service
Actual	1,000.00	866.00		3.19	1,000.00	842.30		3.15	1,000.00	820.60		3.11	1,000.00	852.50		3.08
Hypothetical 5% return	1,000.00	1,021.37	+	3.46	1,000.00	1,021.37	+	3.46	1,000.00	1,021.37	+	3.46	1,000.00	1,021.47	+	3.36
Investor
Actual	1,000.00	867.50		1.44	1,000.00	843.50		1.42	1,000.00	822.20		1.40	1,000.00	853.70		1.33
Hypothetical 5% return	1,000.00	1,023.26	+	1.56	1,000.00	1,023.26	+	1.56	1,000.00	1,023.26	+	1.56	1,000.00	1,023.36	+	1.45
Class R6
Actual	1,000.00	868.00		0.83	1,000.00	844.20		0.82	1,000.00	822.60		0.81	1,000.00	854.40		0.74
Hypothetical 5% return	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90	1,000.00	1,024.00	+	0.80
Class R
Actual	1,000.00	864.70		3.74	1,000.00	841.50		3.70	1,000.00	820.10		3.66	1,000.00	850.50		3.62
Hypothetical 5% return	1,000.00	1,020.78	+	4.06	1,000.00	1,020.78	+	4.06	1,000.00	1,020.78	+	4.06	1,000.00	1,020.88	+	3.96
Class P
Actual	1,000.00	1,000.00		0.89	1,000.00	844.10		0.82	1,000.00	822.60		0.81	1,000.00	854.40		0.74
Hypothetical 5% return	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90	1,000.00	1,024.00	+	0.80

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Portfolio	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Balanced Strategy	0.56%	1.31%	0.19%	0.69%	0.31%	0.18%	0.81%	0.18%
Growth and Income Strategy	0.56	1.31	0.19	0.69	0.31	0.18	0.81	0.18
Growth Strategy	0.56	1.31	0.19	0.69	0.31	0.18	0.81	0.18
Satellite Strategies	0.54	1.29	0.17	0.67	0.29	0.16	0.79	0.16

96

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.27 trillion in assets under supervision as of June 30, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Diversification does not protect an investor from market risk and does not ensure a profit.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change. They should not be construed as investment advice.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2022 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 287751- OUT-08/2022 FFSAR-22

Goldman Sachs Funds

Semi-Annual Report	June 30, 2022

Alternative Funds I
Managed Futures Strategy

Goldman Sachs Alternative Funds I

∎	MANAGED FUTURES STRATEGY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET AND ECONOMIC REVIEW

Alternative Funds I

The following are highlights both of key factors affecting the financial markets and of any key changes made to the Goldman Sachs Managed Futures Strategy Fund (the “Fund”) during the six months ended June 30, 2022 (the “Reporting Period”). A fuller review will appear in the Fund’s annual shareholder report covering the 12 months ended December 31, 2022.

Market and Economic Review

•

During the Reporting Period, international developed and emerging markets equities, U.S. equities, and global and U.S. fixed income markets each posted double-digit negative total returns, as measured by the MSCI EAFE Index (net), MSCI Emerging Markets Index (net), S&P 500® Index, Bloomberg Global Aggregate Bond Index and Bloomberg U.S. Aggregate Bond Index, respectively. Commodities, as measured by the 18.44% total return of the Bloomberg Commodity Index, was the only major asset class to move higher during the Reporting Period.

•

In January 2022, as the Reporting Period began, developed equity markets globally sold off, led by companies and sectors that were highly exposed to duration, as government bond yields rose globally. Emerging markets equities significantly outperformed their developed peers, as emerging market yields were less affected, and many commodity-exposed emerging markets equities benefited from the sustained commodity rally in January. (Duration is a measure of sensitivity to changes in interest rates.)

•

In February 2022, developed equity markets globally continued their sell-off, as investors sold out of rate-sensitive companies amid expectations of higher future interest rates. Emerging markets equities were also down, led by losses in Russian and Chinese equities. Commodities moved higher for the month, as the Russia/Ukraine war, launched by Russia’s invasion on February 24th, pushed energy higher.

•

International and U.S. equity markets gained in March 2022. Globally, risk assets recovered even as worries grew over the Russia/Ukraine war and inflation. Yields generally continued to move higher in March. Commodities moved higher for the month, as the Russia/Ukraine war pushed energy and agricultural commodities higher.

•

Globally, equities declined during April 2022 amidst the ongoing Russia/Ukraine war, persistent supply-chain disruptions and expectations of rising U.S. interest rates. Developed markets equities declined substantially. Emerging markets equities were also down, although they outperformed their developed market counterparts. Developed market government bond yields generally moved higher. The commodity complex also moved higher, as the Russia/Ukraine war continued to push energy and agriculture commodities higher.

•

In May 2022, global equity markets, both developed and emerging, were largely up modestly, even as they continued to be dominated by worries around rising inflation and interest rates as well as the ongoing conflict in Ukraine. Equity volatility dropped in May 2022. Government bond yields were mixed, with Italy’s and France’s government bond yields up, and U.S. Treasury yields declining. The U.S. dollar depreciated during the month, notably versus the Brazilian real, the Polish zloty, the Chilean peso and the Mexican peso.

•

In June 2022, global equity markets, both developed and emerging, declined significantly as investors continued to digest interest rate hikes, rising inflation, increased risk of recession as well as the ongoing conflict in Ukraine and the resultant energy crisis. Equity volatility increased. Government bond yields were generally up in developed markets, except in Japan where 10-year yields retreated slightly. The U.S. dollar appreciated during the month, notably versus the Brazilian real, the Chilean peso and the Japanese yen.

Fund Changes and Highlights

No material changes were made to the Fund during the Reporting Period.

1

FUND BASICS

Managed Futures Strategy Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Fund Total Return (based on NAV)[1]	ICE BAML 3-Mo US Treasury Bill Index[2]	ICE BofAML USD LIBOR One-Month Constant Maturity Index[3]

Class A	19.68%	0.14%	0.16%
Class C	19.33	0.14	0.16
Institutional	20.02	0.14	0.16
Investor	19.86	0.14	0.16
Class R6	19.90	0.14	0.16
Class R	19.59	0.14	0.16
Class P	20.04	0.14	0.16

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofA 3 Month U.S. Treasury Index measures the performance of a single issue of outstanding treasury bill which matures closest to, but not beyond, three months from the rebalancing date. The issue is purchased at the beginning of the month and held for a full month; at the end of the month that issue is sold and rolled into a newly selected issue.

[3]	ICE BofAML USD LIBOR One-Month Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The comparison to the ICE BofA 3-Month U.S. Treasury Bill Index and the ICE BofAML USD LIBOR One-Month Constant Maturity Index is a means of emphasizing that the Fund has an unconstrained strategy. The Fund’s investment objective is to seek to generate long-term absolute return, and the Fund employs a benchmark agnostic strategy. Benchmark performance may not be comparable to the Fund’s performance.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

FUND BASICS

FUND COMPOSITION[3]

[3]	The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Certain of the Fund’s investments reflected in the table above may be held for the purpose of covering derivative positions as required under the Investment Company Act of 1940, as amended, or for satisfying certain margin requirements related to such positions. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

3

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 80.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
330,879,760	1.367%(a)	$330,879,760

TOTAL INVESTMENTS – 80.9%
(Cost $330,879,760)		$330,879,760

OTHER ASSETS IN EXCESS OF LIABILITIES – 19.1%		77,933,280

NET ASSETS – 100.0%		$408,813,040

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Amsterdam Exchange Index	98	07/15/22	$13,508,413	$26,719
Brent Crude Oil	12	07/29/22	1,436,689	(125,809)
Coffee “C”	80	09/20/22	7,001,334	(86,334)
Cotton No. 2	69	12/07/22	4,147,322	(737,342)
FTSE/MIB Index	139	09/16/22	15,733,865	(287,535)
Hard Red Winter Wheat	29	09/14/22	1,623,843	(236,556)
LME Copper Base Metal	2	08/15/22	482,231	(69,106)
LME Copper Base Metal	26	07/18/22	6,238,455	(866,855)
LME Lead Base Metal	133	07/18/22	7,605,035	(1,242,647)
LME Nickel Base Metal	19	08/15/22	2,837,105	(252,041)
LME Nickel Base Metal	14	07/18/22	2,374,156	(471,472)
LME Primary Aluminium	17	08/15/22	1,029,827	6,535
LME Primary Aluminium	52	07/18/22	3,710,985	(548,735)
LME Zinc Base Metal	32	08/15/22	3,068,349	(531,749)
LME Zinc Base Metal	54	07/18/22	5,183,004	(887,641)
Low Sulphur Gasoil	12	08/11/22	1,459,744	(90,544)
Natural Gas	93	07/27/22	7,409,597	(2,213,687)
NY Harbor USLD	14	07/29/22	2,439,152	(173,000)
OMXS30 Index	286	07/15/22	5,263,359	(33,876)
RBOB Gasoline	9	07/29/22	1,363,240	(24,553)
S&P 500 E-Mini Index	166	09/16/22	31,751,087	(298,237)
S&P/TSX 60 Index	5	09/15/22	944,692	(57,106)
Sugar No. 11	103	09/30/22	2,265,300	(131,140)
TOPIX Index	66	09/08/22	8,984,254	114,581
TurkDEX ISE 30	3,794	08/31/22	6,709,422	(434,107)
Wheat	12	09/14/22	612,844	(78,844)

Total				$(9,731,081)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
100 oz Gold	(23)	08/29/22	$(4,241,131)	$84,111
CAC 40 10 Euro Index	(75)	07/15/22	(4,659,388)	11,203
CBOE Volatality Index	(227)	07/20/22	(6,208,113)	(275,529)
Cocoa	(30)	09/15/22	(715,502)	15,602
Corn	(22)	09/14/22	(737,025)	40,725
E-Mini Dow	(32)	09/16/22	(5,132,221)	207,261
EURO STOXX 50 Index	(50)	09/16/22	(1,803,935)	936
Feeder Cattle	(47)	08/25/22	(4,015,585)	(69,891)
FTSE 100 Index	(76)	09/16/22	(6,605,039)	17,059
FTSE China A50 Index	(24)	07/28/22	(339,190)	(18,002)
FTSE Taiwan Index Equity Index	(77)	07/28/22	(3,997,718)	92,278
FTSE/JSE Top 40 Index	(150)	09/15/22	(5,602,572)	74,366
German Stock Index	(11)	09/16/22	(3,653,642)	(26,786)
Hang Seng Index	(32)	07/28/22	(1,496,121)	(51,312)
HSCEI	(116)	07/28/22	(15,711,856)	(360,326)
IBEX 35 Index	(50)	07/15/22	(4,208,314)	(4,238)
KOSPI 200 Index	(106)	09/08/22	(7,063,543)	788,569
Lean Hogs	(42)	08/12/22	(1,764,368)	49,088
Live Cattle	(104)	08/31/22	(5,656,860)	132,380
LME Copper Base Metal	(16)	08/15/22	(3,770,438)	465,438
LME Copper Base Metal	(26)	07/18/22	(5,992,832)	621,232
LME Lead Base Metal	(133)	07/18/22	(7,176,090)	813,703
LME Lead Base Metal	(92)	08/15/22	(4,592,992)	191,942
LME Nickel Base Metal	(11)	08/15/22	(1,498,826)	2,210
LME Nickel Base Metal	(14)	07/18/22	(2,349,890)	447,206
LME Primary Aluminium	(52)	07/18/22	(3,659,502)	497,252
LME Primary Aluminium	(39)	08/15/22	(2,627,130)	249,592
LME Zinc Base Metal	(54)	07/18/22	(5,115,396)	820,034
LME Zinc Base Metal	(15)	08/15/22	(1,241,429)	52,398
Mini VSTOXX®Index	(949)	07/20/22	(2,927,861)	18,934
MSCI EAFE E-Mini Index	(33)	09/16/22	(1,655,212)	757
MSCI EAFE E-Mini Index	(322)	09/16/22	(29,798,380)	(92,880)
NASDAQ 100 E-Mini Index	(15)	09/16/22	(3,690,739)	231,888
Nikkei 225 Index	(13)	09/08/22	(2,521,263)	(6,301)
Russell 2000 E-Mini Index	(125)	09/16/22	(11,564,450)	889,450
S&P 500 E-Mini Index	(55)	09/16/22	(10,651,645)	230,520
SET50 Index	(1,070)	09/29/22	(5,733,798)	46,500
Silver	(40)	09/28/22	(4,378,736)	337,736
Soybean	(15)	11/14/22	(1,099,601)	4,226
SPI 200 Index	(2)	09/15/22	(227,079)	4,094
WTI Crude Oil	(5)	07/20/22	(539,214)	9,614

Total				$6,543,039

Total Futures Contracts				$(3,188,042)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Bank of America	GBP	21,740,000	USD	26,404,056	9/21/2022	$100,966
Bank of America	USD	2,314,354	EUR	2,147,000	9/21/2022	51,475
Bank of America	USD	31,111,899	GBP	25,320,000	9/21/2022	242,205
Bank of America	USD	6,333,474	IDR	94,320,000,000	9/21/2022	44,405
Bank of America	USD	31,764,794	NZD	50,460,000	9/21/2022	278,971
Bank of New York Company	USD	31,932,353	JPY	4,128,949,000	9/21/2022	1,328,219
Bank of New York Company	USD	14,700,537	NOK	139,200,000	9/21/2022	542,900
Barclyas Bank PLC	CAD	15,400,000	USD	11,864,400	9/21/2022	101,272
Barclyas Bank PLC	CHF	2,736,000	USD	2,786,236	9/21/2022	96,279
Barclyas Bank PLC	NOK	27,700,000	USD	2,784,371	9/21/2022	32,917
Barclyas Bank PLC	USD	8,292,288	CLP	6,970,000,000	9/21/2022	822,665
Barclyas Bank PLC	USD	1,409,047	CZK	33,600,000	9/21/2022	1,022
Barclyas Bank PLC	USD	1,591,323	INR	125,000,000	9/21/2022	19,997
Barclyas Bank PLC	USD	585,419	SEK	5,849,000	9/21/2022	11,716
Barclyas Bank PLC	USD	5,787,834	ZAR	93,520,000	9/21/2022	86,392
BNP Paribas Securities	USD	3,156,407	COP	13,112,000,000	9/21/2022	40,117
BNP Paribas Securities	USD	6,425,660	HUF	2,404,000,000	9/21/2022	154,463
BNP Paribas Securities	USD	14,998,249	INR	1,178,000,000	9/21/2022	190,077
Citigroup Global Markets	NZD	21,320,000	USD	13,256,968	9/21/2022	46,198
Citigroup Global Markets	USD	1,886,157	GBP	1,503,000	9/21/2022	53,726
Citigroup Global Markets	USD	5,517,732	IDR	82,260,000,000	9/21/2022	32,799
Citigroup Global Markets	USD	11,095,473	NOK	105,100,000	9/21/2022	406,050
Citigroup Global Markets	USD	2,509,354	NZD	3,900,000	9/21/2022	75,848
Deutsche Bank Securities	USD	7,215,077	BRL	37,500,000	7/5/2022	49,631
Deutsche Bank Securities	CHF	1,115,000	USD	1,165,127	9/21/2022	9,582
Deutsche Bank Securities	EUR	3,297,000	USD	3,474,477	9/21/2022	471
Deutsche Bank Securities	GBP	629,000	USD	766,776	9/21/2022	89
Deutsche Bank Securities	PLN	2,222,000	USD	488,503	9/21/2022	1,830
Deutsche Bank Securities	SEK	250,000	USD	24,424	9/21/2022	97
Deutsche Bank Securities	USD	1,412,232	CAD	1,797,000	9/21/2022	15,978
Deutsche Bank Securities	USD	20,922,667	COP	84,282,000,000	9/21/2022	891,617
Deutsche Bank Securities	USD	316,249	CZK	7,376,000	9/21/2022	7,153
Deutsche Bank Securities	USD	15,435,328	EUR	14,469,000	9/21/2022	185,397
Deutsche Bank Securities	USD	37,233,631	GBP	29,884,000	9/21/2022	799,589
Deutsche Bank Securities	USD	6,707,004	IDR	98,100,000,000	9/21/2022	165,893
Deutsche Bank Securities	USD	20,935,405	KRW	25,980,000,000	9/21/2022	740,631
Deutsche Bank Securities	USD	11,286,279	SEK	110,543,000	9/21/2022	443,584
Deutsche Bank Securities	ZAR	3,267,000	USD	197,557	9/21/2022	1,615
HSBC Bank PLC	USD	996,544	EUR	931,000	9/21/2022	15,296
HSBC Bank PLC	USD	1,994,808	SEK	19,604,600	9/21/2022	71,876
JP Morgan & Chase Co.	USD	21,843,781	IDR	325,800,000,000	9/21/2022	120,089
JP Morgan & Chase Co.	USD	4,830,487	INR	379,000,000	9/21/2022	66,228
Morgan Stanley and Co.	GBP	975,000	USD	1,186,379	9/21/2022	2,324
Morgan Stanley and Co.	USD	43,343,481	CAD	54,955,000	9/21/2022	643,901
Morgan Stanley and Co.	USD	5,840,188	CLP	5,190,000,000	9/21/2022	278,159
Morgan Stanley and Co.	USD	10,729,206	CZK	251,214,000	9/21/2022	201,956
Morgan Stanley and Co.	USD	99,671	EUR	94,000	9/21/2022	597
Morgan Stanley and Co.	USD	5,436,200	GBP	4,373,000	9/21/2022	104,716
Morgan Stanley and Co.	USD	1,791,113	INR	141,000,000	9/21/2022	18,658

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley and Co.	USD	7,888,448	PLN	34,268,000	9/21/2022	$326,466
Nomura International PLC	USD	1,760,452	ZAR	28,840,000	9/21/2022	2,223
RBC Capital Markets	USD	6,784,870	ZAR	106,445,000	9/21/2022	295,456
Standard Chartered Bank	NOK	472,200,000	USD	47,845,266	9/21/2022	180,856
Standard Chartered Bank	USD	1,699,789	KRW	2,140,000,000	9/21/2022	36,324
State Street Global Markets	CHF	1,000	USD	1,047	9/21/2022	7
State Street Global Markets	USD	13,309,595	EUR	12,559,000	9/21/2022	72,752
UBS Financial Services	CHF	84,000	USD	87,667	9/21/2022	831
UBS Financial Services	USD	15,022,903	AUD	20,953,000	9/21/2022	550,398
UBS Financial Services	USD	50,000,114	JPY	6,582,000,000	9/21/2022	1,213,751

TOTAL						$12,276,700

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Bank of America	BRL	7,000,000	USD	1,359,646	7/5/2022	$(22,096)
Bank of America	AUD	35,840,000	USD	24,845,999	9/21/2022	(90,853)
Bank of America	USD	6,743,008	AUD	9,800,000	9/21/2022	(25,978)
Bank of America	CAD	23,360,000	USD	18,598,933	9/21/2022	(448,407)
Bank of America	GBP	17,180,000	USD	21,558,753	9/21/2022	(613,202)
Bank of America	JPY	744,000,000	USD	5,562,475	9/21/2022	(47,882)
Bank of New York Company	JPY	56,276,000	USD	435,226	9/21/2022	(18,103)
Barclays Capital Inc.	BRL	30,500,000	USD	6,250,769	7/5/2022	(422,873)
Barclyas Bank PLC	USD	22,768,870	CAD	29,340,000	9/21/2022	(28,067)
Barclyas Bank PLC	USD	1,909,427	CHF	1,875,000	9/21/2022	(65,981)
Barclyas Bank PLC	CZK	33,600,000	USD	1,414,194	9/21/2022	(6,169)
Barclyas Bank PLC	USD	26,215,463	EUR	24,960,000	9/21/2022	(91,694)
Barclyas Bank PLC	GBP	12,490,000	USD	15,454,131	9/21/2022	(226,544)
Barclyas Bank PLC	USD	13,228,421	NOK	131,400,000	9/21/2022	(135,903)
Barclyas Bank PLC	SEK	31,016,000	USD	3,104,354	9/21/2022	(62,125)
BMO Capital Markets Corp.	SEK	2,778,000	USD	285,138	9/21/2022	(12,655)
BNP Paribas Securities	COP	66,396,000,000	USD	17,068,362	9/21/2022	(1,288,223)
BNP Paribas Securities	HUF	44,498,000	USD	118,939	9/21/2022	(2,859)
BNP Paribas Securities	MXN	245,829,000	USD	12,247,391	9/21/2022	(202,928)
BNP Paribas Securities	USD	1,350,135	MXN	28,250,000	9/21/2022	(33,982)
Citigroup Global Markets	AUD	3,080,000	USD	2,216,864	9/21/2022	(89,468)
Citigroup Global Markets	USD	1,406,002	HUF	540,000,000	9/21/2022	(2,670)
Citigroup Global Markets	USD	36,765,591	JPY	4,994,000,000	9/21/2022	(250,376)
Citigroup Global Markets	PLN	8,640,000	USD	1,990,621	9/21/2022	(84,016)
Citigroup Global Markets	ZAR	87,500,000	USD	5,685,410	9/21/2022	(350,977)
Deutsche Bank Securities	BRL	37,500,000	USD	7,158,264	8/2/2022	(56,234)
Deutsche Bank Securities	CAD	5,678,000	USD	4,456,593	9/21/2022	(44,834)
Deutsche Bank Securities	USD	3,100	CAD	4,000	9/21/2022	(8)
Deutsche Bank Securities	EUR	13,966,000	USD	14,879,515	9/21/2022	(159,733)
Deutsche Bank Securities	USD	1,697,655	EUR	1,611,000	9/21/2022	(295)
Deutsche Bank Securities	GBP	4,776,750	USD	5,935,128	9/21/2022	(111,399)
Deutsche Bank Securities	USD	316,950	GBP	260,000	9/21/2022	(37)
Deutsche Bank Securities	USD	194,827	MXN	4,080,000	9/21/2022	(5,074)
Deutsche Bank Securities	SEK	119,687,000	USD	11,887,304	9/21/2022	(147,712)
HSBC Bank PLC	EUR	14,027,000	USD	15,014,532	9/21/2022	(230,457)
HSBC Bank PLC	NZD	8,900,000	USD	5,746,670	9/21/2022	(193,285)
HSBC Bank PLC	SEK	189,300,000	USD	19,261,665	9/21/2022	(694,029)

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JP Morgan & Chase Co.	USD	2,932,750	BRL	15,560,000	8/2/2022	$(14,119)
JP Morgan & Chase Co.	IDR	329,400,000,000	USD	22,625,180	9/21/2022	(661,447)
Morgan Stanley and Co.	CLP	4,720,000,000	USD	5,597,524	9/21/2022	(539,185)
Morgan Stanley and Co.	CZK	7,800,000	USD	328,575	9/21/2022	(1,712)
Morgan Stanley and Co.	EUR	52,000	USD	55,137	9/21/2022	(330)
Morgan Stanley and Co.	GBP	5,665,000	USD	7,027,824	9/21/2022	(121,157)
Morgan Stanley and Co.	MXN	2,294,000	USD	113,230	9/21/2022	(835)
Natwest Markets Securities	AUD	1,327,000	USD	945,514	9/21/2022	(28,938)
Standard Chartered Bank	JPY	6,560,000,000	USD	48,931,744	9/21/2022	(308,447)
State Street Global Markets	EUR	16,500,000	USD	17,514,536	9/21/2022	(123,987)
UBS Financial Services	USD	15,723,865	CAD	20,360,000	9/21/2022	(95,686)
UBS Financial Services	USD	949,731	CHF	910,000	9/21/2022	(9,000)
UBS Financial Services	KRW	2,060,000,000	USD	1,660,839	9/21/2022	(59,560)
UBS Financial Services	USD	3,626,901	PLN	16,440,000	9/21/2022	(943)

TOTAL						$(8,232,474)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium Paid	Unrealized Appreciation
1 Day ESTRON(b)	0.000	09/21/2023	EUR	127,570	$1,413,099	$1,697,749	$(284,650)
1 Day SOFR(b)	0.000	09/21/2023	CHF	171,480	1,330,149	1,120,882	209,267
1 Day SOFR(b)	0.000	09/21/2023	USD	855,800	2,419,175	3,920,955	(1,501,780)
1 Day SONIO(b)	0.000	09/21/2023	GBP	25,220	100,544	90,859	9,685
3 Month BA(c)	3.000	09/21/2023	CAD	202,070	1,033,646	1,108,682	(75,036)
3 Month BBR(d)	2.500	09/21/2023	AUD	220,020	1,505,096	(936,000)	2,441,096
3 Month STIBOR(b)	1.500	09/21/2023	SEK	842,430	772,996	465,189	307,807
0.00(b)	1 Day ESTRON	09/21/2024	EUR	200,130	590,778	(343,820)	934,598
1 Day SONIO(b)	0.000	09/21/2024	GBP	135,290	(647,638)	457,032	(1,104,670)
OIS SOFR(b)	3.500	09/21/2024	USD	6,410	(53,091)	(29,755)	(23,336)
1 Month TIIE(e)	0.000	09/21/2027	MXN	444,860	674,852	(1,084,069)	1,758,921
3 Month JIBAR(d)	7.500	09/21/2027	ZAR	372,020	842,867	(54,824)	897,691
6 Month BUBOR(b)	6.000	09/21/2027	HUF	5,964,770	1,502,051	(1,920,888)	3,422,939
6 Month PRIBOR(b)	4.000	09/21/2027	CZK	467,200	1,140,571	(2,103,957)	3,244,528
6 Month WIBOR(b)	4.500	09/21/2027	PLN	61,810	1,320,024	(1,883,703)	3,203,727
1 Day ESTRON(b)	0.000	09/21/2032	EUR	125,530	(410,723)	(651,858)	241,135
1 Day SOFR(b)	0.000	09/21/2032	CHF	15,370	(60,305)	(86,359)	26,054
1 Day SONIO(b)	0.000	09/21/2032	GBP	65,910	(2,830,040)	(2,105,375)	(724,665)
3 Month BA(c)	3.750	09/21/2032	CAD	18,890	(60,685)	(21,255)	(39,430)
3 Month STIBOR(b)	2.750	09/21/2032	SEK	164,560	106,526	97,431	9,095
OIS SOFR(b)	3.250	09/21/2032	USD	48,150	(1,801,162)	(1,747,033)	(54,129)
0.00(b)	1 Day ESTRON	09/21/2052	EUR	27,490	516,104	(242,455)	758,559
0.00(b)	1 Day SONIO	09/21/2052	GBP	33,320	2,913,328	2,176,115	737,213
3.000(b)	OIS SOFR	09/21/2052	USD	14,020	1,003,807	431,189	572,618

TOTAL					$13,321,969	$(1,645,268)	$14,967,237

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2022.
(b)	Payments made annually.
(c)	Payments made semi-annually.
(d)	Payments made quarterly.
(e)	Payments made monthly.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Investment Abbreviations:
BA	— Banker Acceptance Rate
BUBOR	— Budapest Interbank Offered Rate
ESTRON	— Euro Short-Term Rate
JIBAR	— Johannesburg Interbank Agreed Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
SONIO	— Sterling Overnight Index Average
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Assets and Liabilities(a)

June 30, 2022 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $330,879,760)	$330,879,760
Cash	23,862,181
Foreign currency, at value (cost $12,409,277)	12,484,707
Receivables:
Collateral on certain derivative contracts(b)	42,477,478
Investments sold	12,009,864
Fund shares sold	5,493,491
Dividends	267,325
Reimbursement from investment adviser	146,450
Unrealized gain on forward foreign currency exchange contracts	12,276,700
Variation margin on futures contracts	1,073,151
Other assets	84,682
Total assets	441,055,789

Liabilities:
Variation margin on futures contracts	1,820,229
Variation margin on swaps	4,805,873
Unrealized loss on forward foreign currency exchange contracts	8,232,474
Payables:
Investments purchased	15,037,702
Fund shares redeemed	1,545,467
Management fees	429,962
Distribution and Service fees and Transfer Agency fees	43,207
Accrued expenses	327,835
Total liabilities	32,242,749

Net Assets:
Paid-in capital	332,874,871
Total distributable earnings	75,938,169
NET ASSETS	$408,813,040
Net Assets:
Class A	$22,991,413
Class C	5,164,751
Institutional	101,775,553
Investor	196,135,502
Class R6	82,037,282
Class R	695,064
Class P	13,475
Total Net Assets	$408,813,040
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,950,980
Class C	470,438
Institutional	8,335,162
Investor	16,268,231
Class R6	6,715,539
Class R	60,315
Class P	1,105
Net asset value, offering and redemption price per share:(c)
Class A	$11.78
Class C	10.98
Institutional	12.21
Investor	12.06
Class R6	12.22
Class R	11.52
Class P	12.20

(a)	Statement of Asset and Liabilities for the Managed Futures Strategy Fund is consolidated and includes the balances of Cayman Commodity-MFS, LLC. (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards

Managed Futures Strategy Fund	$19,935,860	$17,671,618	$4,870,000

(c)	Maximum public offering price per share for Class A Shares of the Managed Futures Strategy Fund is $12.47. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Operations(a)

For the Six Months Ended June 30, 2022 (Unaudited)

Investment income:

Dividends — affiliated issuers	$541,722

Total investment income	541,722

Expenses:

Management fees	1,777,100

Custody, accounting and administrative services	861,021

Transfer Agency fees(b)	178,035

Professional fees	87,187

Registration fees	65,080

Distribution and/or Service (12b-1) fees(b)	42,558

Printing and mailing costs	35,156

Trustee fees	10,544

Service fees — Class C	5,588

Other	567

Total expenses	3,062,836

Less — expense reductions	(350,190)

Net expenses	2,712,646

NET INVESTMENT LOSS	(2,170,924)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Futures contracts	(219,005)

Swap contracts	57,986,231

Forward foreign currency exchange contracts	(1,564,357)

Foreign currency transactions	2,194,015

Net change in unrealized gain (loss) on:

Futures contracts	(6,805,935)

Swap contracts	5,506,297

Forward foreign currency exchange contracts	4,474,587

Foreign currency translations	(2,235,011)

Net realized and unrealized gain	59,336,822

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,165,898

(a)	Statement of Operations for the Managed Futures Strategy Fund is consolidated and includes the balances of Cayman Commodity-MFS, LLC. (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$24,520	$16,765	$1,273	$15,693	$3,576	$14,397	$133,888	$10,072	$407	$2

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statements of Changes in Net Assets(a)

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
From operations:

Net investment loss	$(2,170,924)	$(4,101,188)

Net realized gain	58,396,884	14,035,416

Net change in unrealized gain	939,938	2,783,198

Net increase in net assets resulting from operations	57,165,898	12,717,426

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(1,210,096)

Class C Shares	—	(266,704)

Institutional Shares	—	(4,043,423)

Investor Shares	—	(9,944,849)

Class R6 Shares	—	(4,018,251)

Class R Shares	—	(30,205)

Class P Shares	—	(778)

Total distributions to shareholders	—	(19,514,306)

From share transactions:

Proceeds from sales of shares	160,570,846	88,484,718

Reinvestment of distributions	—	19,398,048

Cost of shares redeemed	(85,599,579)	(94,537,306)

Net increase in net assets resulting from share transactions	74,971,267	13,345,460

TOTAL INCREASE	132,137,165	6,548,580

Net Assets:

Beginning of period	$276,675,875	$270,127,295

End of period	$408,813,040	$276,675,875

(a)	Statements of Changes in Net Assets for the Managed Futures Strategy Fund are consolidated and include the balances of Cayman Commodity-MFS, LLC. (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.85		$10.12	$9.61	$10.03	$10.30	$10.12

Net investment income (loss)(a)	(0.09)		(0.19)	(0.12)	0.01	(0.02)	(0.10)

Net realized and unrealized gain (loss)	2.02		0.64	0.76	0.23	(0.23)	0.33

Total from investment operations	1.93		0.45	0.64	0.24	(0.25)	0.23

Distributions to shareholders from net investment income	—		(0.03)	—	(0.59)	—	—

Distributions to shareholders from net realized gains	—		(0.69)	(0.13)	(0.07)	(0.02)	(0.05)

Total distributions	—		(0.72)	(0.13)	(0.66)	(0.02)	(0.05)

Net asset value, end of period	$11.78		$9.85	$10.12	$9.61	$10.03	$10.30

Total Return(b)	19.68%		4.64%	6.62%	2.28%	(2.37)%	2.29%

Net assets, end of period (in 000’s)	$22,991		$16,922	$11,964	$7,712	$8,622	$7,711

Ratio of net expenses to average net assets	1.91	%(c)	1.83%	1.48%	1.49%	1.47%	1.55%

Ratio of total expenses to average net assets	2.04	%(c)	1.89%	1.63%	1.64%	1.62%	1.75%

Ratio of net investment income (loss) to average net assets	(1.58	)%(c)	(1.79)%	(1.21)%	0.06%	(0.19)%	(1.02)%

Portfolio turnover rate(d)	—%		—%	—%	—%	—%	—%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.21		$9.52	$9.11	$9.56	$9.88	$9.79

Net investment loss(a)	(0.12)		(0.25)	(0.18)	(0.07)	(0.09)	(0.17)

Net realized and unrealized gain (loss)	1.89		0.59	0.72	0.21	(0.21)	0.31

Total from investment operations	1.77		0.34	0.54	0.14	(0.30)	0.14

Distributions to shareholders from net investment income	—		—	—	(0.52)	—	—

Distributions to shareholders from net realized gains	—		(0.65)	(0.13)	(0.07)	(0.02)	(0.05)

Total distributions	—		(0.65)	(0.13)	(0.59)	(0.02)	(0.05)

Net asset value, end of period	$10.98		$9.21	$9.52	$9.11	$9.56	$9.88

Total Return(b)	19.33%		3.71%	5.88%	1.51%	(3.08)%	(1.44)%

Net assets, end of period (in 000’s)	$5,165		$3,890	$3,335	$3,279	$3,281	$3,480

Ratio of net expenses to average net assets	2.66	%(c)	2.58%	2.22%	2.24%	2.22%	2.29%

Ratio of total expenses to average net assets	2.79	%(c)	2.64%	2.37%	2.39%	2.37%	2.48%

Ratio of net investment loss to average net assets	(2.33	)%(c)	(2.54)%	(1.92)%	(0.69)%	(0.95)%	(1.72)%

Portfolio turnover rate(d)	—%		—%	—%	—%	—%	—%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.19		$10.43	$9.87	$10.28	$10.52	$10.29

Net investment income (loss)(a)	(0.05)		(0.15)	(0.07)	0.04	0.02	(0.06)

Net realized and unrealized gain (loss)	2.07		0.66	0.76	0.25	(0.24)	0.34

Total from investment operations	2.02		0.51	0.69	0.29	(0.22)	0.28

Distributions to shareholders from net investment income	—		(0.06)	—	(0.63)	—	—

Distributions to shareholders from net realized gains	—		(0.69)	(0.13)	(0.07)	(0.02)	(0.05)

Total distributions	—		(0.75)	(0.13)	(0.70)	(0.02)	(0.05)

Net asset value, end of period	$12.21		$10.19	$10.43	$9.87	$10.28	$10.52

Total Return(b)	20.02%		4.99%	6.95%	2.82%	(2.13)%	2.73%

Net assets, end of period (in 000’s)	$101,776		$51,494	$49,052	$90,623	$83,425	$163,971

Ratio of net expenses to average net assets	1.54	%(c)	1.46%	1.07%	1.11%	1.07%	1.14%

Ratio of total expenses to average net assets	1.67	%(c)	1.52%	1.24%	1.26%	1.22%	1.33%

Ratio of net investment income (loss) to average net assets	(0.64	)%(c)	(1.42)%	(0.74)%	0.42%	0.16%	(0.54)%

Portfolio turnover rate(d)	—%		—%	—%	—%	—%	—%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Investor Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.06		$10.32	$9.77	$10.19	$10.44	$10.23

Net investment income (loss)(a)	(0.07)		(0.16)	(0.10)	0.03	0.01	(0.06)

Net realized and unrealized gain (loss)	2.07		0.64	0.78	0.23	(0.24)	0.32

Total from investment operations	2.00		0.48	0.68	0.26	(0.23)	0.26

Distributions to shareholders from net investment income	—		(0.05)	—	(0.61)	—	—

Distributions to shareholders from net realized gains	—		(0.69)	(0.13)	(0.07)	(0.02)	(0.05)

Total distributions	—		(0.74)	(0.13)	(0.68)	(0.02)	(0.05)

Net asset value, end of period	$12.06		$10.06	$10.32	$9.77	$10.19	$10.44

Total Return(b)	19.86%		4.83%	6.92%	2.60%	(2.24)%	2.55%

Net assets, end of period (in 000’s)	$196,136		$146,008	$149,762	$106,968	$105,393	$106,431

Ratio of net expenses to average net assets	1.66	%(c)	1.57%	1.22%	1.24%	1.22%	1.26%

Ratio of total expenses to average net assets	1.79	%(c)	1.64%	1.38%	1.39%	1.37%	1.45%

Ratio of net investment income (loss) to average net assets	(1.33	)%(c)	(1.54)%	(0.96)%	0.31%	0.06%	(0.60)%

Portfolio turnover rate(d)	—%		—%	—%	—%	—%	—%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$10.19		$10.44	$9.87	$10.29	$10.36

Net investment income (loss)(b)	(0.07)		(0.15)	(0.08)	0.05	0.02

Net realized and unrealized gain (loss)	2.10		0.65	0.78	0.23	(0.07)

Total from investment operations	2.03		0.50	0.70	0.28	(0.05)

Distributions to shareholders from net investment income	—		(0.06)	—	(0.63)	—

Distributions to shareholders from net realized gains	—		(0.69)	(0.13)	(0.07)	(0.02)

Total distributions	—		(0.75)	(0.13)	(0.70)	(0.02)

Net asset value, end of period	$12.22		$10.19	$10.44	$9.87	$10.29

Total Return(c)	19.90%		5.00%	7.05%	2.72%	(0.52)%

Net assets, end of period (in 000’s)	$82,037		$57,900	$55,439	$51,499	$50,649

Ratio of net expenses to average net assets	1.53	%(d)	1.45%	1.08%	1.09%	1.12	%(d)

Ratio of total expenses to average net assets	1.66	%(d)	1.51%	1.24%	1.23%	1.27	%(d)

Ratio of net investment income (loss) to average net assets	(1.20	)%(d)	(1.41)%	(0.79)%	0.47%	0.31	%(d)

Portfolio turnover rate(e)	—%		—%	—%	—%	—%

(a)	Commencement of operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.64		$9.92	$9.45	$9.87	$10.16	$10.00

Net investment loss(a)	(0.10)		(0.21)	(0.13)	(0.02)	(0.04)	(0.12)

Net realized and unrealized gain (loss)	1.98		0.62	0.73	0.23	(0.23)	0.33

Total from investment operations	1.88		0.41	0.60	0.21	(0.27)	0.21

Distributions to shareholders from net investment income	—		—	—	(0.56)	—	—

Distributions to shareholders from net realized gains	—		(0.69)	(0.13)	(0.07)	(0.02)	(0.05)

Total distributions	—		(0.69)	(0.13)	(0.63)	(0.02)	(0.05)

Net asset value, end of period	$11.52		$9.64	$9.92	$9.45	$9.87	$10.16

Total Return(b)	19.59%		4.33%	6.30%	2.14%	(2.70)%	2.11%

Net assets, end of period (in 000’s)	$695		$451	$504	$539	$584	$595

Ratio of net expenses to average net assets	2.16	%(c)	2.08%	1.72%	1.74%	1.72%	1.79%

Ratio of total expenses to average net assets	2.29	%(c)	2.14%	1.87%	1.89%	1.87%	1.98%

Ratio of net investment loss to average net assets	(1.83	)%(c)	(2.04)%	(1.41)%	(0.19)%	(0.44)%	(1.19)%

Portfolio turnover rate(d)	—%		—%	—%	—%	—%	—%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$10.17		$10.42	$9.86	$10.28	$10.56

Net investment income (loss)(b)	(0.07)		(0.15)	(0.08)	0.05	0.02

Net realized and unrealized gain (loss)	2.10		0.66	0.77	0.23	(0.28)

Total from investment operations	2.03		0.50	0.69	0.28	(0.26)

Distributions to shareholders from net investment income	—		(0.06)	—	(0.63)	—

Distributions to shareholders from net realized gains	—		(0.69)	(0.13)	(0.07)	(0.02)

Total distributions	—		(0.75)	(0.13)	(0.70)	(0.02)

Net asset value, end of period	$12.20		$10.17	$10.42	$9.86	$10.28

Total Return(c)	20.04%		4.98%	6.95%	2.71%	(2.50)%

Net assets, end of period (in 000’s)	$13		$11	$71	$166	$429

Ratio of net expenses to average net assets	1.53	%(d)	1.44%	1.08%	1.09%	1.12	%(d)

Ratio of total expenses to average net assets	1.64	%(d)	1.51%	1.24%	1.23%	1.27	%(d)

Ratio of net investment income (loss) to average net assets	(1.20	)%(d)	(1.40)%	(0.84)%	0.49%	0.32	%(d)

Portfolio turnover rate(e)	—%		—%	—%	—%	—%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Notes to Financial Statements

June 30, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Managed Futures Strategy Fund (the “Fund”) is a diversified portfolio and currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R, and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as Investment Adviser to the Fund pursuant to management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Basis of Consolidation for Managed Futures Strategy Fund — Cayman Commodity-MFS, LLC. (a “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of June 30, 2022, the Fund’s net assets were $408,813,040, of which $81,583,629, or 20%, is represented by the Subsidiary’s net assets.

B.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

20

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex- dividend date. Net investment income distributions and capital gains distributions, if any, are declared and paid at least annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of its Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund’s are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price

21

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of June 30, 2022:

MANAGED FUTURES STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Companies	$330,879,760	$—	$—

Total	$330,879,760	$—	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$12,276,700	$—

Futures Contracts	7,596,140	—	—

Interest Rate Swap Contracts	—	18,774,933	—

Total	$7,596,140	$31,051,633	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

23

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MANAGED FUTURES STRATEGY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(8,232,474)	$—

Futures Contracts	(10,784,182)	—	—

Interest Rate Swap Contracts	—	(3,807,696)	—

Total	$(10,784,182)	$(12,040,170)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2022. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Managed Futures Strategy
Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Commodity	Variation margin on futures contracts	$4,841,024	(a)	Variation margin on futures contracts	$(8,837,946)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	12,276,700		Payable for unrealized gain on forward foreign currency exchange contracts	(8,232,474)
Equity	Variation margin on futures contracts	2,755,116	(a)	Variation margin on futures contracts	(1,946,236)	(a)
Interest Rate	Variation margin on swap contracts	18,774,993	(a)	Variation margin on swap contracts	(3,807,696)	(a)
Total		$38,647,832			$(22,824,351)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only the variation margin as of June 30, 2022, is reported within the Consolidated Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These

24

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

4. INVESTMENTS IN DERIVATIVES (continued)

gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Managed Futures Strategy
Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$13,968,167	$(4,846,179)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(1,564,357)	4,474,587
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(14,187,172)	(1,959,756)
Interest Rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	57,986,231	5,506,297
Total		$56,202,869	$3,174,949

For the six months ended June 30, 2022, the relevant values for each derivative type were as follows:

Managed Futures Strategy

	Average number of Contracts or Notional Amounts(1)
Risk	Futures Contracts	Forward Contracts	Swap Agreements
Managed Futures Strategy	6,196	$915,313,078	$(6,112,455)

(1)	Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2022.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default(close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2022:

Managed Futures Strategy
	Derivative Assets(1)	Derivative Liabilities(1)	Net Derivative Assets (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Risk	Forwards	Forwards
Managed Futures Strategy	$12,276,700	$(8,232,474)	$4,044,226	$(4,044,226)	$—

(1)	Gross amounts available for offset but not netted in the Consolidated Statements of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended June 30, 2022, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^(1)
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Managed Futures Strategy	1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	0.91%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
(1)	Reflects combined management fees paid to GSAM under the Agreement and the Fund’s Subsidiary Agreement (as defined below) after the waivers.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended June 30, 2022, GSAM waived $137,452, of the Fund’s management fee.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invest, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2022, GSAM waived $182,472 of the Fund’s management fees.

B.    Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman

26

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C*	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2022, Goldman Sachs retained $2,007 for Class A Shares and did not retain any portion of the CDSC for Class C Shares for the Fund.

D.  Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund are 0.254%. These Other Expense limitations will remain in place through at least April 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. The Subsidiary also pays certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Fund. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

27

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Total Expense Reductions
Managed Futures Strategy	$319,924	$30,266	$350,190

G.    Line of Credit Facility — As of June 30, 2022, the Fund participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2022, the Fund did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

H.  Other Transactions with Affiliates — The following table provides information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2022:

Fund	Beginning Value as of December 31, 2022	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2022	Shares as of June 30, 2022	Dividend Income
Managed Futures Strategy	$186,867,060	$320,742,942	$(176,730,242)	$330,879,760	330,879,760	$541,722

As of June 30, 2022, the following Goldman Sachs Fund of Funds Portfolios were beneficial owners of 5% or more of total outstanding shares of the Fund:

Fund	Goldman Sachs Growth and Income Strategy Portfolio
Managed Futures Strategy	7%

As of June 30, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of the Fund:

Fund	Class P
Managed Futures Strategy	100%

6. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2021, certain timing differences on a tax-basis were as follows:

Managed Futures Strategy
Timing differences (Qualified Late year Loss Deferral and Straddle Loss Deferral)	$(2,124,642)

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

6. TAX INFORMATION (continued)

As of June 30, 2022, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Managed Futures Strategy
Tax cost	$328,505,722
Gross unrealized gain	20,337,593
Gross unrealized loss	(17,963,555)
Net unrealized gain (loss)	$2,374,038

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to net mark to market gains (losses) on regulated futures and foreign currency contracts and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

29

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

7. OTHER RISKS (continued)

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in the general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

7. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly- owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion, or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the income from investments in the Subsidiary was not “qualifying income”, in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deductions for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Managed Futures Strategy Fund

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	544,601	$6,224,290	775,155	$8,103,920
Reinvestment of distributions	—	—	123,207	1,210,096
Shares redeemed	(311,525)	(3,488,977)	(362,560)	(3,753,053)
	233,076	2,735,313	535,802	5,560,963
Class C Shares
Shares sold	111,220	1,189,118	112,873	1,106,535
Reinvestment of distributions	—	—	29,189	266,704
Shares redeemed	(63,102)	(657,282)	(70,213)	(681,254)
	48,118	531,836	71,849	691,985
Institutional Shares
Shares sold	4,643,084	54,698,542	2,127,784	22,859,468
Reinvestment of distributions	—	—	386,304	3,929,319
Shares redeemed	(1,362,634)	(16,125,321)	(2,160,311)	(22,852,193)
	3,280,450	38,573,221	353,777	3,936,594
Investor Shares
Shares sold	7,086,327	82,589,139	5,277,859	56,050,862
Reinvestment of distributions	—	—	989,878	9,943,473
Shares redeemed	(5,325,037)	(62,212,822)	(6,275,580)	(66,484,483)
	1,761,290	20,376,317	(7,843)	(490,148)
Class R6 Shares
Shares sold	1,282,047	15,637,610	29,530	320,620
Reinvestment of distributions	—	—	395,007	4,018,251
Shares redeemed	(247,344)	(3,041,648)	(54,137)	(590,020)
	1,034,703	12,595,962	370,400	3,748,851
Class R Shares
Shares sold	19,947	232,147	4,152	42,535
Reinvestment of distributions	—	—	3,149	30,205
Shares redeemed	(6,369)	(73,529)	(11,373)	(115,062)
	13,578	158,618	(4,072)	(42,322)
Class P Shares
Shares sold	—	—	77	778
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(5,772)	(61,241)
	—	—	(5,695)	(60,463)

NET INCREASE	6,371,215	$74,971,267	1,314,218	$13,345,460

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Managed Futures Strategy Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2022. The information on the Fund’s investment performance was provided for the one-, three-, five-, and

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

ten-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

The Trustees observed that the Managed Futures Strategy Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2022. They also noted that the Fund had experienced a benchmark index change in 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees noted that the Investment Adviser had agreed to waive a portion of the Fund’s management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to the Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

First $1 billion	1.00%

Next $1 billion	0.90

Next $3 billion	0.86

Next $3 billion	0.84

Over $8 billion	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund; (c) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2023.

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk;

(2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Fund’s operations are difficult to predict.

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GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Fund Expenses — Six Month Period Ended June 30, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022, which represents a period of 181 days in a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Managed Futures Strategy Fund
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022		Expenses Paid for the 6 months ended 6/30/2022*
Class A
Actual	$1,000.00	$1,200.20		$10.11
Hypothetical 5% return	1,000.00	1,015.60	+	9.27
Class C
Actual	1,000.00	1,193.27		14.16
Hypothetical 5% return	1,000.00	1,011.88	+	12.99
Institutional
Actual	1,000.00	1,199.02		8.07
Hypothetical 5% return	1,000.00	1,017.45	+	7.40
Investor
Actual	1,000.00	1,195.86		8.74
Hypothetical 5% return	1,000.00	1,016.83	+	8.03
Class R6
Actual	1,000.00	1,198.61		8.04
Hypothethical 5% return	1,000.00	1,017.48	+	7.38
Class R
Actual	1,000.00	1,196.76		11.47
Hypothetical 5% return	1,000.00	1,014.36	+	10.51
Class P
Actual	1,000.00	1,200.39		8.05
Hypothetical 5% return	1,000.00	1,017.48	+	7.38

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Managed Futures Strategy	1.91%	2.66%	1.54%	1.66%	1.53%	2.16%	1.53%

40

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.27 trillion in assets under supervision as of June 30, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Fund will file its portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 287735-OTU-1655344 SELSATSAR-22

Goldman Sachs Funds

Semi-Annual Report	June 30, 2022

Alternative Funds II
Absolute Return Tracker
Commodity Strategy
Defensive Equity

Goldman Sachs Alternative Funds II

∎	ABSOLUTE RETURN TRACKER

∎	COMMODITY STRATEGY

∎	DEFENSIVE EQUITY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Alternative Funds II

The following are highlights both of key factors affecting the broad financials markets as well as the commodities and U.S. equities markets more specifically and of any key changes made to the Alternative Funds (the “Funds”) during the six months ended June 30, 2022 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review will appear in the Funds’ annual shareholder report covering the 12 months ended December 31, 2022.

Market and Economic Review

Financials Markets

•

During the Reporting Period, international developed and emerging markets equities, U.S. equities, and global and U.S. fixed income markets each posted double-digit negative total returns, as measured by the MSCI EAFE Index (net), MSCI Emerging Markets Index (net), S&P 500® Index, Bloomberg Global Aggregate Bond Index and Bloomberg U.S. Aggregate Bond Index, respectively. Commodities, as measured by the 18.44% total return of the Bloomberg Commodity Index, was the only major asset class to move higher during the Reporting Period.

•

In January 2022, as the Reporting Period began, developed equity markets globally sold off, led by companies and sectors that were highly exposed to duration, as government bond yields rose globally. Emerging markets equities significantly outperformed their developed peers, as emerging market yields were less affected, and many commodity-exposed emerging markets equities benefited from the sustained commodity rally in January.

•

In February 2022, developed equity markets globally continued their sell-off, as investors sold out of rate-sensitive companies amid expectations of higher future interest rates. Emerging markets equities were also down, led by losses in Russian and Chinese equities. Commodities moved higher for the month, as the Russia/Ukraine war, launched by Russia’s invasion on February 24th, pushed energy commodity prices higher.

•

International and U.S. equity markets gained in March 2022. Globally, risk assets recovered even as worries grew over the Russia/Ukraine war and inflation. Yields generally continued to move higher in March. Commodities moved higher for the month, as the Russia/Ukraine war pushed energy and agricultural commodities higher.

•

Globally, equities declined during April 2022 amidst the ongoing Russia/Ukraine war, persistent supply-chain disruptions and expectations of rising U.S. interest rates. Developed markets equities declined substantially. Emerging markets equities were also down, although they outperformed their developed market counterparts. Developed market government bond yields generally moved higher. The commodity complex also moved higher, as the Russia/Ukraine war continued to push energy and agriculture commodities higher.

•

In May 2022, global equity markets, both developed and emerging, were largely up modestly, even as they continued to be dominated by worries around rising inflation and interest rates as well as the ongoing conflict in Ukraine. Equity volatility dropped in May 2022. Government bond yields were mixed, with Italy’s and France’s government bond yields up, and U.S. Treasury yields declining. The U.S. dollar depreciated during the month, notably versus the Brazilian real, the Polish zloty, the Chilean peso and the Mexican peso.

•

In June 2022, global equity markets, both developed and emerging, declined significantly as investors continued to digest interest rate hikes, rising inflation, increased risk of recession as well as the ongoing conflict in Ukraine and the resultant energy crisis. Equity volatility increased. Government bond yields were generally up in developed markets, except in Japan where 10-year yields retreated slightly. The U.S. dollar appreciated during the month, notably versus the Brazilian real, the Chilean peso and the Japanese yen.

Commodities

•

Following a strong 2021, commodity markets, in aggregate, continued their advance during the Reporting Period. The Bloomberg Commodity Index posted a total return of 18.44% during the Reporting Period, significantly outperforming other asset classes, including the broad U.S. equities and fixed income markets, each of which registered double-digit declines in the same time frame.

1

MARKET REVIEW

•	Despite the pain felt by consumers, inflation was a resounding tailwind for commodity prices.

•	In response to inflationary pressures, the U.S. Federal Reserve (“Fed”) and its central bank counterparts around much of the world raised interest rates.

•	In isolation, higher interest rates did little to quell the commodity bull market given the asset class’s predisposition to price in current fundamentals rather than discount future gains.

•	However, commodity prices did incur a modest retracement in the second quarter of 2022 as higher interest rates ignited fears of an economic slowdown.

•

Beyond changes to monetary policy and an unwinding of fiscal stimulus, the pricing of natural resources was most influenced during the Reporting Period by the late-February 2022 invasion of Ukraine by Russian forces.

•

Centered in what is known as the “breadbasket” of the world, both Ukraine and Russia had been vital cogs in the global trade of commodities. Russia, in particular, accounted for a significant portion of the global export market for palladium, diamonds, natural gas, fertilizer, petroleum, wheat and more.

•

The offensive brought about immediate and stark consequences, including the loss of commodity supply and the threat to international security. The former had tremendous, direct influence on energy and grain prices, whereas the latter propelled the rise of protectionist policies.

•	Protectionism and de-globalization gained momentum in the form of export bans, trade sanctions, production onshoring and supply-chain redundancies.

•	These measures, along with the rearranging of global trade partners, materially raised the equilibrium price for many commodities.

•	The loss of liquidity in the futures markets also resulted in greater volatility within the commodities markets during the Reporting Period.

•

March 2022 activity in the nickel market was a prime example, whereby a short squeeze triggered a 250% price increase in just several days. (A short squeeze is an unusual condition that triggers rapidly rising prices in a stock or other tradable security.) Low inventories coupled with low participation made nickel prone to such a move.

•	One headwind faced by the commodities markets was the relative weakness of the Chinese economy.

•	During the Reporting Period, Chinese economic growth waned primarily due to the government’s implementation of a zero-COVID-19 policy.

•

Marred by city-wide lockdowns and mobility restrictions, Chinese economic data displayed significant weakness across manufacturing and construction sectors, both of which remain key sources of industrial metal consumption.

•	As such, after peaking toward the end of the first calendar quarter, copper, aluminum and zinc all gave up gains during the second quarter of 2022.

•	During the Reporting Period, the energy subsector of the Bloomberg Commodity Index was the best performer, with a return of 58.3%.

•

Russia’s military incursion into Ukraine drove petroleum markets significantly higher, up 63.5% during the Reporting Period, as the region is home to a large portion of global petroleum production and exports. The ensuing repercussions in the form of sanctions and embargos on Russian-borne petroleum, by the European Union and other consumers notably tightened supply/demand balances.

•	Crude oil prices rose further as China began easing its COVID-19-related restrictions in major provinces.

•	Global Strategic Petroleum Reserve releases and an increase in OPEC+ production quotas had a muted impact on relieving upward price pressures.

2

MARKET REVIEW

•

U.S. natural gas prices advanced 49% during the Reporting Period, as Russia halted gas shipments to Europe, forcing the continent to rely on liquified natural gas (“LNG”) imports to make up for the shortages.

•

Given the strong overseas demand, U.S. LNG export terminals operated at full capacity until early June 2022 when damage at a Freeport Texas LNG terminal cut off approximately 17% of U.S. export capacity, easing domestic balances and relieving price pressures.

•	The agriculture component of the Bloomberg Commodity Index was up 13.1% during the Reporting Period.

•	The Russia/Ukraine conflict drove prices of wheat to multi-year highs, as both countries are top growers and exporters.

•

Sanctions and reluctance by banks and shippers to service Russian-borne cargoes also impacted the global availability of fertilizers, as Russia and Belarus account for nearly 20% of global exports. Limited availability and high prices of these key inputs impacted the global production of grains and soft commodities alike.

•	The industrial metals component of the Bloomberg Commodity Index returned -9.6% during the Reporting Period.

•

The subsector initially appreciated nearly 40% on the back of the Russia/Ukraine conflict in the first quarter of 2022. Global initiatives to transition to highly metal-intensive, low-carbon technologies were suddenly met with limited supply and political instability and fragmentation. Aluminum and nickel prices rose.

•

However, industrial metals prices eased into negative territory in the second calendar quarter as global monetary authorities embarked on quantitative tightening measures to stem high inflation. Copper, a metal historically attuned to economic momentum, fell 14.5% during the Reporting Period, responding to concerns of a “hard landing” due to contractionary monetary policies. (A hard landing is an economy rapidly shifting from growth to slow-growth to flat as it approaches a recession, usually caused by government attempts to slow down inflation.)

•	The precious metals component of the Bloomberg Commodity Index returned -4.4% during the Reporting Period.

•	Appreciation in the U.S. dollar, up 7.4% on a trade-weighted basis during the Reporting Period, proved to be a formidable headwind.

•	A hawkish stance by the Fed, focused on taming high prices, also pressured gold prices lower. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

•	Negative wealth effects and economic growth downgrades were perceived to impact physical gold demand negatively.

•	Platinum was adversely impacted by the disruptions in the auto industry, which remained constrained by the limited availability of semiconductors.

•

The livestock subsector of the Bloomberg Commodity Index returned -3.4% during the Reporting Period, as bottlenecks at processing plants and lower demand in China, due to COVID-19-related lockdowns, led to lower price levels.

U.S. Equities

•

Overall, U.S. equities struggled during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a return of -19.96%, its worst showing in the first half of a calendar year since 1970 and erasing nearly all the gains achieved in 2021. The Russell 3000® Index generated a return of -21.10%.

•

Inflationary pressures, shifting Fed policy, COVID-19 pandemic overhangs and ongoing war between Russia and Ukraine were the primary concerns pressuring the U.S. equity markets during the Reporting Period.

•	During the first quarter of 2022, the S&P 500 Index returned -4.95%, marking the first quarterly decline since the first quarter of 2020.

•

Among the major economic and geopolitical developments were the dramatic repricing of the Fed interest rate hike path and accelerated expectations for a more aggressive balance sheet runoff phase due to concerns about elevated and persistent inflation pressures.

3

MARKET REVIEW

•	The hawkish Fed policy shift drove a large increase in bond yields, and U.S. Treasuries suffered one of their worst quarters on record.

•	COVID-19, and more specifically, the Omicron variants, was still an overhang, with the resurgent spread of the variants bringing back supply-chain issues and worker shortages.

•	Amid this backdrop, dampened corporate earnings momentum played into the bearish narrative for the U.S. equities markets. (Bearish refers to an expected downward movement in the prices of securities.)

•	Growth equities meaningfully lagged value equities as a potential by-product of anticipated higher interest rates in the near term.

•	During the second quarter of 2022, the S&P 500 Index returned -16.10%.

•	Inflation, the Fed’s policy response and recession worries were at the core of investors’ narratives, resulting in a broad risk-off, or heightened risk aversion, atmosphere.

•	Geopolitical overhang also remained a concern, as it affected energy prices, leading to low consumer sentiment and potentially changing consumer spending trends.

•	On the other hand, equity inflows, buyback strength, insider buying, resilient consumer spending and some hints of cooling in the labor market were seen by the consensus as tailwinds.

•	In late May/early June 2022, it remained unclear whether a rebound seen in the U.S. equity markets from the May 20, 2022 year-to-date lows represented the start of a recovery or a bear-market rally.

•	This question was quickly answered later in the month after the release of a higher than consensus expected May Consumer Price Index report, which sent the S&P 500 Index to new year-to-date lows.

•

Moreover, following a 25 basis point hike in March 2022 and a 50 basis point increase in May 2022, the Fed agreed to a 75 basis point interest rate hike during its June 2022 meeting, wherein Fed Chair Powell asserted the Fed’s unconditional commitment to price stability with a policy response evolving based on incoming data. (A basis point is 1/100th of a percentage point.)

•

At the end of the quarter, investors were looking ahead to the second quarter corporate earnings reporting season with some caution, as input price pressures and consumption trends factored into analyst arguments for downward revisions to earnings estimates.

•

During the Reporting Period overall, all segments of the U.S. equity markets declined, but small-cap stocks were weakest, followed by mid-cap stocks and large-cap stocks. Value stocks meaningfully outperformed growth stocks on a relative basis across the capitalization spectrum during the Reporting Period.

•

Ten of the 11 sectors of the S&P 500 Index declined during the Reporting Period. The best performing sector by far within the S&P 500 Index during the Reporting Period was energy, the only one to produce a positive total return. However, utilities, consumer staples and health care also produced total returns that notably outpaced the broad S&P 500 Index. The weakest performing sectors during the Reporting Period were consumer discretionary, communication services and information technology.

4

MARKET REVIEW

Fund Changes and Highlights

Goldman Sachs Absolute Return Tracker Fund

•

Effective as of the close of business on January 12, 2022, the Fund’s benchmark was changed to the ICE BofA Three-Month U.S. Treasury Bill Index. The ICE BofA Three-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The Adviser believes the ICE BofA Three-Month U.S. Treasury Bill Index is an appropriate index against which to measure performance in light of the Fund’s investment strategy.

•

Effective as of the close of business on June 23, 2022, Federico Gilly no longer served as a portfolio manager for the Fund. Oliver Bunn, Vice President, continues to serve as a portfolio manager for the Fund. Mr. Bunn has managed the Fund since 2017. Additionally, effective the same date, James Park, Managing Director, began serving as a portfolio manager for the Fund. Mr. Park is a senior portfolio manager on the Alternative Investment Strategies team within Goldman Sachs Asset Management’s Quantitative Investment Strategies platform. He joined Goldman Sachs in 2004.

Goldman Sachs Defensive Equity Fund

•	The Fund outperformed its benchmark, the S&P 500® Index (with dividends reinvested) (the “S&P 500® Index”), during the Reporting Period.

•

The relative outperformance was the result of the Fund’s options-based overlay strategy. (The Fund constructs the options-based overlay by buying S&P 500® Index put options[1] at a higher strike price and writing S&P 500® Index put options at a relatively lower strike price, and at the same time selling S&P 500® Index call options.2)

•

As U.S. equities declined during the Reporting Period amid sharply rising interest rates and fears of recession, the Fund’s long put options came into the money. (An in-the-money put option means the option holder can sell the security above its current market price.)

•	These gains were offset somewhat by the Fund’s equity strategy, which aims to pick defensive stocks. During the Reporting Period, defensive stocks generally lagged the broad U.S. equity market.

•

Effective June 23, 2022, Federico Gilly no longer served as a portfolio manager for the Fund. As of that date, Patrick Harnett became a portfolio manager for the Fund, joining Jorge Murillo. Patrick Hartnett, Vice President, is a portfolio manager on the Alternative Investment Strategies team within Goldman Sachs Asset Management’s Quantitative Investment Strategies platform. He joined Goldman Sachs in 2019. Mr. Murillo, Vice President, has managed the Fund since 2020.

[1]	A put option is an option contract that gives the holder the right, but not the obligation, to sell a specified amount of an underlying asset at a specified price within a specified time.
[2]	A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.

5

FUND BASICS

Absolute Return Tracker Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Fund Total Return (based on NAV)[1]	ICE BofA Three-Month U.S. Treasury Bill Index[2]

Class A	-7.55%	0.14%
Class C	-7.95	0.14
Institutional	-7.45	0.14
Investor	-7.45	0.14
Class R6	-7.36	0.14
Class R	-7.62	0.14
Class P	-7.35	0.14

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofA Three-Month U.S. Treasury Bill Index measures the performance of Treasury Bills with time to maturity of less than 3 months. The ICE BofA Three-Month U.S. Treasury Bill Index, as reported by Bank of America Merrill Lynch, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

References to the Fund’s benchmark are for informational purchases only and are not an indication of how the Fund is managed.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/22[3]

Holding	% of Net Assets	Line of Business

iShares Core MSCI Emerging Markets ETF	10.1%	Exchange Traded Funds
iShares 5-10 Year Investment Grade Corporate Bond ETF	3.7	Exchange Traded Funds
SPDR Blackstone Senior Loan ETF	2.1	Exchange Traded Funds
SPDR Bloomberg Convertible Securities ETF	2.0	Exchange Traded Funds
Microsoft Corp.	1.6	Software
Apple, Inc.	1.4	Technology Hardware, Storage & Peripherals
Alphabet, Inc. Class A	1.1	Interactive Media & Services
Amazon.com, Inc.	1.0	Internet & Direct Marketing Retail
Berkshire Hathaway, Inc. Class B	0.5	Diversified Financial Services
UnitedHealth Group, Inc.	0.5	Health Care Providers & Services

[3]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

6

FUND BASICS

FUND COMPOSITION[4]

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Certain of the Fund’s investments reflected in the table above may be held for the purpose of covering derivative positions as required under the Investment Company Act of 1940, as amended, or for satisfying certain margin requirements related to such positions. The graph does not depict the investment in the securities lending reinvestment vehicle. The investment in the securities lending reinvestment vehicle represented 2.8% of the Fund’s net assets as of June 30, 2022. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Commodity Strategy Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Fund Total Return (based on NAV)[1]	Bloomberg Commodity Total Return Index[2]
Class A	20.95%	18.44%
Class C	20.48	18.44
Institutional	21.15	18.44
Investor	21.13	18.44
Class R6	21.21	18.44
Class R	20.78	18.44
Class P	21.11	18.44

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the BCOM. This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8

FUND BASICS

FUND COMPOSITION[3]

[3]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

FUND BASICS

Defensive Equity Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]
Class A	-14.03%	-19.96%
Class C	-14.41	-19.96
Institutional	-13.91	-19.96
Investor	-14.01	-19.96
Class R6	-13.91	-19.96
Class R	-14.22	-19.96
Class P	-13.91	-19.96

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is an unmanaged composite index of 500 common stock prices. The index figures do not include any deduction for fees, expenses or taxes.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 6/30/22[3]

Holding	% of Net Assets	Line of Business

Apple, Inc.	6.4%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	5.8	Software
Alphabet, Inc. Class A	3.8	Interactive Media & Services
Amazon.com, Inc.	2.8	Internet & Direct Marketing Retail
Tesla, Inc.	1.8	Automobiles
United Health Group, Inc.	1.7	Health Care Providers & Services
Berkshire Hathaway, Inc. Class B	1.6	Diversified Financial Services
Johnson & Johnson	1.6	Pharmaceuticals
The Procter & Gamble Co.	1.3	Household Products
Meta Platforms, Inc. Class A	1.3	Interactive Media & Services

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

10

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of June 30, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

11

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 26.5%
Aerospace & Defense – 0.5%
6,603	Airbus SE	$645,838
3,377	Chemring Group PLC	12,987
523	Dassault Aviation SA	81,673
25,989	General Dynamics Corp.	5,750,066
20,208	Howmet Aerospace, Inc.	635,542
1,218	Huntington Ingalls Industries, Inc.	265,305
13,354	Leonardo SpA	135,487
76,718	Raytheon Technologies Corp.	7,373,367
1,233	Rheinmetall AG	284,533
420	Safran SA	41,818
2,433	Thales SA	298,716
1,825	TransDigm Group, Inc.*	979,423
708	Ultra Electronics Holdings PLC	29,839
3,348	Woodward, Inc.	309,657

		16,844,251

Air Freight & Logistics – 0.3%
378	C.H. Robinson Worldwide, Inc.	38,318
25,064	Deutsche Post AG	946,320
3,072	Expeditors International of Washington, Inc.	299,397
4,718	FedEx Corp.	1,069,618
35,049	Royal Mail PLC	115,783
2,200	SG Holdings Co. Ltd.	37,202
39,562	United Parcel Service, Inc. Class B	7,221,647
4,102	Yamato Holdings Co. Ltd.	65,645

		9,793,930

Airlines* – 0.1%
5,660	Alaska Air Group, Inc.	226,683
19,141	American Airlines Group, Inc.	242,708
51,575	Deutsche Lufthansa AG	303,790
72,887	Southwest Airlines Co.	2,632,678
7,363	United Airlines Holdings, Inc.	260,798

		3,666,657

Auto Components – 0.0%
6,714	BorgWarner, Inc.	224,046
3,500	Denso Corp.	184,739
5,175	Faurecia SE*	103,709
1,400	JTEKT Corp.	10,525
1,002	NGK Spark Plug Co. Ltd.	18,176
300	Nifco, Inc.	7,016
4,449	TI Fluid Systems PLC(a)	8,219
1,900	Toyo Tire Corp.	23,750
6,843	Valeo	133,342

		713,522

Automobiles – 0.2%
5,166	Bayerische Motoren Werke AG	400,471
77,543	Ford Motor Co.	863,054
146,571	General Motors Co.*	4,655,095
9,641	Honda Motor Co. Ltd.	232,455
5,000	Isuzu Motors Ltd.	55,307
8,600	Mazda Motor Corp.	70,197
9,429	Mercedes-Benz Group AG	547,621

Common Stocks – (continued)
Automobiles – (continued)
10,900	Mitsubishi Motors Corp.*	36,767
15,800	Nissan Motor Co. Ltd.	61,883
6,266	Renault SA*	158,191
63,747	Stellantis NV	791,402
2,200	Subaru Corp.	38,915
1,300	Suzuki Motor Corp.	40,869

		7,952,227

Banks – 1.0%
600	Aozora Bank Ltd.	11,677
186,530	Banco Santander SA	527,770
296,299	Bank of America Corp.	9,223,788
13,910	Bankinter SA	87,005
2,425	BAWAG Group AG(a)	102,370
69	BOK Financial Corp.	5,215
17,587	Citigroup, Inc.	808,826
8,547	Citizens Financial Group, Inc.	305,042
2,066	Close Brothers Group PLC	25,971
23,369	Comerica, Inc.	1,714,817
148	Commerce Bancshares, Inc.	9,716
27,380	Credit Agricole SA	252,415
155	Cullen/Frost Bankers, Inc.	18,050
10,247	FinecoBank Banca Fineco SpA	122,929
23,075	First Republic Bank	3,327,415
120,539	JPMorgan Chase & Co.	13,573,897
355	KBC Group NV	19,973
28,804	KeyCorp.	496,293
6,643	Mebuki Financial Group, Inc.	13,101
48,651	Mediobanca Banca di Credito Finanziario SpA	421,932
84,800	Mitsubishi UFJ Financial Group, Inc.	453,684
9,743	Mizuho Financial Group, Inc.	110,923
7,942	Raiffeisen Bank International AG	86,770
25,797	Regions Financial Corp.	483,694
4,600	Seven Bank Ltd.	8,785
13,340	Signature Bank	2,390,661
5,100	Sumitomo Mitsui Financial Group, Inc.	151,598
1,400	The Iyo Bank Ltd.	6,883
429	The PNC Financial Services Group, Inc.	67,683
38,692	U.S. Bancorp	1,780,606
23,065	Virgin Money UK PLC	36,958
29,668	Wells Fargo & Co.	1,162,096
7,252	Zions Bancorp NA	369,127

		38,177,670

Beverages – 0.8%
10,618	Anheuser-Busch InBev SA	571,800
2,198	Asahi Group Holdings Ltd.	72,282
2,611	Britvic PLC	25,881
3,573	Brown-Forman Corp. Class B	250,682
13,120	C&C Group PLC*	29,543
500	Coca-Cola Bottlers Japan Holdings, Inc.	5,977
7,620	Coca-Cola HBC AG	169,786

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Beverages – (continued)
11,822	Constellation Brands, Inc. Class A	$2,755,235
10,595	Davide Campari-Milano NV	111,774
646	Diageo PLC	27,902
1,515	Heineken Holding NV	110,057
7,163	Heineken NV	651,988
200	Ito En Ltd.	8,995
34,052	Keurig Dr Pepper, Inc.	1,205,100
2,400	Kirin Holdings Co. Ltd.	37,913
6,428	Molson Coors Beverage Co. Class B	350,390
72,659	PepsiCo, Inc.	12,109,349
5,029	Pernod Ricard SA	929,735
500	Suntory Beverage & Food Ltd.	18,881
173,337	The Coca-Cola Co.	10,904,631

		30,347,901

Biotechnology – 0.4%
19,073	AbbVie, Inc.	2,921,221
2,531	Amgen, Inc.	615,792
8,405	Biogen, Inc.*	1,714,116
76	Genus PLC	2,320
20,091	Gilead Sciences, Inc.	1,241,825
35,548	Horizon Therapeutics PLC*	2,835,308
6,864	Incyte Corp.*	521,458
7,286	Moderna, Inc.*	1,040,805
1,471	Oxford Biomedica PLC*	8,130
4,097	Regeneron Pharmaceuticals, Inc.*	2,421,860
6,598	Vertex Pharmaceuticals, Inc.*	1,859,250

		15,182,085

Building Products – 0.1%
7,158	A.O. Smith Corp.	391,399
1,300	AGC, Inc.	45,679
8,060	Allegion PLC	789,074
18,962	Carrier Global Corp.	676,185
13,329	Cie de Saint-Gobain	575,936
3,756	Fortune Brands Home & Security, Inc.	224,909
2,192	Lixil Corp.	41,200
400	TOTO Ltd.	13,245
486	Trex Co., Inc.*	26,448
3,126	Tyman PLC	9,066

		2,793,141

Capital Markets – 0.3%
17,451	3i Group PLC	236,528
33,793	abrdn PLC	65,962
4,394	AJ Bell PLC	14,334
2,525	Ameriprise Financial, Inc.	600,142
1,399	Amundi SA(a)	77,025
16,347	Ashmore Group PLC	44,220
217	Cboe Global Markets, Inc.	24,562
6,368	CMC Markets PLC(a)	21,240
30,538	Deutsche Bank AG	268,359
2,564	Deutsche Boerse AG	430,564
66	Euronext NV(a)	5,413
604	FactSet Research Systems, Inc.	232,280
12,040	Franklin Resources, Inc.	280,652

Common Stocks – (continued)
Capital Markets – (continued)
8,172	Hargreaves Lansdown PLC	78,847
12,788	IG Group Holdings PLC	107,931
2,598	IntegraFin Holdings PLC	7,141
40,922	Intercontinental Exchange, Inc.	3,848,305
16,078	Intermediate Capital Group PLC	257,048
15,492	Invesco Ltd.	249,886
35,373	Investec PLC	192,619
20,766	IP Group PLC	17,776
1,143	Japan Exchange Group, Inc.	16,567
33,047	Jupiter Fund Management PLC	59,438
1,045	Liontrust Asset Management PLC	11,632
42,912	Man Group PLC	130,999
731	MarketAxess Holdings, Inc.	187,143
8,000	Molten Ventures PLC*	40,961
1,150	Moody’s Corp.	312,766
13,234	Morgan Stanley	1,006,578
5,114	Ninety One PLC	12,307
11,100	Nomura Holdings, Inc.	40,327
3,386	Northern Trust Corp.	326,681
3,663	Raymond James Financial, Inc.	327,509
3,600	SBI Holdings, Inc.	70,343
296	Schroders PLC	9,670
5,930	St. James’s Place PLC	79,790
6,212	State Street Corp.	382,970
5,318	T. Rowe Price Group, Inc.	604,178
10,981	The Bank of New York Mellon Corp.	458,018

		11,138,711

Chemicals – 0.1%
461	Air Liquide SA	62,052
1,704	Air Products & Chemicals, Inc.	409,778
2,581	Akzo Nobel NV	168,792
2,170	Celanese Corp.	255,214
5,966	CF Industries Holdings, Inc.	511,465
4,502	Covestro AG(a)	156,439
300	Denka Co. Ltd	7,269
8,782	Dow, Inc.	453,239
4,393	Eastman Chemical Co.	394,360
2,371	Ecolab, Inc.	364,565
2,667	Johnson Matthey PLC	62,890
200	Kansai Paint Co. Ltd.	2,553
232	Koninklijke DSM NV	33,234
1,200	Kuraray Co. Ltd.	9,681
6,866	LyondellBasell Industries NV Class A	600,500
6,088	Mitsubishi Chemical Holdings Corp.	33,080
600	Nippon Sanso Holdings Corp.	9,607
400	Nissan Chemical Corp.	18,463
1,500	Nitto Denko Corp.	97,018
2,164	PPG Industries, Inc.	247,432
3,200	Showa Denko KK	54,428
3,580	Solvay SA	291,649
8,310	Sumitomo Chemical Co. Ltd.	32,523
176	Symrise AG	19,195
6,893	Synthomer PLC	18,909
1,733	Teijin Ltd.	18,043
6,180	The Mosaic Co.	291,881

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
1,591	The Sherwin-Williams Co.	$356,241
200	Tokyo Ohka Kogyo Co. Ltd.	9,788
5,800	Toray Industries, Inc.	32,647
1,000	Tosoh Corp.	12,439
6,666	Umicore SA	233,670
100	Victrex PLC	2,181
600	Zeon Corp.	5,820

		5,277,045

Commercial Services & Supplies – 0.3%
3,612	Biffa PLC(a)	16,480
7,719	Cintas Corp.	2,883,278
46,434	Clean Harbors, Inc.*	4,070,869
8,616	Copart, Inc.*	936,215
700	Dai Nippon Printing Co. Ltd.	15,057
2,157	Elis SA	28,861
14,500	Mitie Group PLC	9,960
1,047	MSA Safety, Inc.	126,760
200	Park24 Co. Ltd.*	2,765
18,159	Rentokil Initial PLC	105,267
19,341	Republic Services, Inc.	2,531,157
4,741	Rollins, Inc.	165,556
1,400	Secom Co. Ltd.	86,443
32,869	Serco Group PLC	69,714
400	Sohgo Security Services Co. Ltd.	11,107
2,400	Toppan, Inc.	40,041
2,835	Waste Management, Inc.	433,698

		11,533,228

Communications Equipment – 0.3%
204,262	Cisco Systems, Inc.	8,709,732
2,714	F5, Inc.*	415,350
15,208	Juniper Networks, Inc.	433,428
1,322	Motorola Solutions, Inc.	277,091
73,363	Nokia Oyj	340,041

		10,175,642

Construction & Engineering – 0.1%
460	Ackermans & van Haaren NV	68,819
7,977	ACS Actividades de Construccion y Servicios SA	194,413
299	AECOM	19,501
1,352	Arcadis NV	45,282
10,224	Balfour Beatty PLC	31,637
5,935	Bouygues SA	183,175
5,478	Eiffage SA	495,540
1,100	INFRONEER Holdings, Inc.	7,818
1,500	JGC Holdings Corp.	19,266
506	Morgan Sindall Group PLC	11,221
761	Taisei Corp.	23,728
6,258	Vinci SA	561,727

		1,662,127

Construction Materials – 0.1%
54,370	CRH PLC	1,875,681
7,644	HeidelbergCement AG	369,062

Common Stocks – (continued)
Construction Materials – (continued)
24,926	Ibstock PLC(a)	50,219
372	Marshalls PLC	2,032
621	Martin Marietta Materials, Inc.	185,828
300	Sumitomo Osaka Cement Co. Ltd.	7,455
519	Taiheiyo Cement Corp.	7,733
4,153	Wienerberger AG	89,674

		2,587,684

Consumer Finance – 0.1%
15,329	American Express Co.	2,124,906
7,731	Capital One Financial Corp.	805,493
1,029	Credit Saison Co. Ltd.	11,808
6,599	Discover Financial Services	624,133
17,222	Synchrony Financial	475,672

		4,042,012

Containers & Packaging – 0.2%
20,281	Amcor PLC	252,093
1,434	Avery Dennison Corp.	232,121
46,326	Ball Corp.	3,185,839
28,595	Crown Holdings, Inc.	2,635,601
20,671	DS Smith PLC	70,009
7,302	International Paper Co.	305,442
2,154	Smurfit Kappa Funding PLC	72,446
3,203	Smurfit Kappa Group PLC	108,012
7,214	Westrock Co.	287,406

		7,148,969

Distributors – 0.0%
1,283	D’ieteren Group	188,531
3,941	Genuine Parts Co.	524,153
8,669	Inchcape PLC	73,669
9,852	LKQ Corp.	483,635

		1,269,988

Diversified Financial Services – 0.6%
73,824	Berkshire Hathaway, Inc. Class B*	20,155,428
28,414	Chrysalis Investments Ltd.*	36,067
1,227	Eurazeo SE	76,226
1,477	EXOR NV	92,298
3,800	Mitsubishi HC Capital, Inc.	17,538
11,300	ORIX Corp.	189,386
2,806	Plus500 Ltd.	57,186
392	Sofina SA	80,353
400	Tokyo Century Corp.	13,289
628	Wendel SE	52,635

		20,770,406

Diversified Telecommunication Services – 0.3%
58,430	AT&T, Inc.	1,224,693
73,279	BT Group PLC	166,545
39,798	Deutsche Telekom AG	791,552
5,111	Elisa Oyj	287,735
636	Infrastrutture Wireless Italiane SpA(a)	6,466
500	Internet Initiative Japan, Inc.	17,523

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
28,661	Lumen Technologies, Inc.	$312,692
10,277	Nippon Telegraph & Telephone Corp.	295,291
30,248	Orange SA	356,430
4,733	Proximus SADP	69,858
1,067,166	Telecom Italia SpA*	279,819
73,603	Telefonica SA	375,782
1,446	United Internet AG	41,448
160,114	Verizon Communications, Inc.	8,125,786

		12,351,620

Electric Utilities – 0.3%
529	Acciona SA	97,473
3,322	American Electric Power Co., Inc.	318,713
3,352	Edison International	211,980
786	Elia Group SA	111,628
14,557	Endesa SA	275,381
89,970	Enel SpA	493,415
22,531	Entergy Corp.	2,537,892
2,593	Evergy, Inc.	169,193
11,828	Eversource Energy	999,111
17,639	Exelon Corp.	799,399
5,493	FirstEnergy Corp.	210,876
12,507	Fortum Oyj	189,042
137,846	Iberdrola SA	1,435,172
1,935	IDACORP, Inc.	204,955
7,142	NRG Energy, Inc.	272,610
7,450	PPL Corp.	202,119
16,034	Xcel Energy, Inc.	1,134,566

		9,663,525

Electrical Equipment – 0.0%
418	AMETEK, Inc.	45,934
2,405	Eaton Corp. PLC	303,006
3,784	Emerson Electric Co.	300,979
500	Fuji Electric Co. Ltd.	20,672
6,718	Legrand SA	498,802
4,675	Mitsubishi Electric Corp.	50,252
3,089	Prysmian SpA	84,864
11,209	Siemens Energy AG*	165,202

		1,469,711

Electronic Equipment, Instruments & Components – 0.1%
1,300	Anritsu Corp.	14,075
336	Horiba Ltd.	14,333
900	Ibiden Co. Ltd.	25,498
2,047	IPG Photonics Corp.*	192,684
1,529	Keysight Technologies, Inc.*	210,773
4,500	Murata Manufacturing Co. Ltd.	244,923
497	Nippon Electric Glass Co. Ltd.	9,519
600	Shimadzu Corp.	19,017
8,759	TE Connectivity Ltd.	991,081
1,644	Yokogawa Electric Corp.	27,197
9,679	Zebra Technologies Corp. Class A*	2,845,142

		4,594,242

Common Stocks – (continued)
Energy Equipment & Services – 0.0%
18,117	Petrofac Ltd.*	24,722
14,752	Schlumberger N.V	527,532

		552,254

Entertainment – 0.3%
6,073	Bollore SA	28,311
600	Capcom Co. Ltd.	14,596
59	CTS Eventim AG & Co. KGaA*	3,112
500	DeNA Co. Ltd.	6,983
2,099	Electronic Arts, Inc.	255,343
800	GungHo Online Entertainment, Inc.	14,193
1,500	Konami Holdings Corp.	83,102
3,419	Live Nation Entertainment, Inc.*	282,341
1,100	Square Enix Holdings Co. Ltd.	48,826
21,444	Take-Two Interactive Software, Inc.*	2,627,533
80,393	The Walt Disney Co.*	7,589,099
2,473	Ubisoft Entertainment SA*	109,068
32,413	Universal Music Group NV	649,427
45,042	Warner Bros Discovery, Inc.*	604,464

		12,316,398

Equity Real Estate Investment Trusts (REITs) – 0.6%
262	Aedifica SA	25,174
26,139	American Tower Corp.	6,680,867
89,825	Assura PLC	71,511
1,110	AvalonBay Communities, Inc.	215,618
5,219	Big Yellow Group PLC	83,736
2,958	Boston Properties, Inc.	263,203
2,119	Camden Property Trust	284,963
533	Cofinimmo SA	58,132
6,459	Cousins Properties, Inc.	188,797
642	Covivio	35,867
24,613	Crown Castle International Corp.	4,144,337
3,505	Derwent London PLC	111,752
6,172	Equinix, Inc.	4,055,127
1,697	Gecina SA	159,263
16,890	Host Hotels & Resorts, Inc.	264,835
5,807	Klepierre SA*	112,377
32,657	LondonMetric Property PLC	90,761
14,644	LXI REIT Plc	25,367
4,976	Mid-America Apartment Communities, Inc.	869,158
45,966	Primary Health Properties PLC	76,376
12,016	Regency Centers Corp.	712,669
9,136	Safestore Holdings PLC	118,298
10,952	SBA Communications Corp. Class A	3,505,188
2,697	Simon Property Group, Inc.	255,999
117,071	Tritax Big Box REIT PLC	259,425
66,342	UK Commercial Property REIT Ltd.	60,637
2,583	Unibail-Rodamco-Westfield*	131,319
11,611	Vornado Realty Trust	331,958
189	Warehouses De Pauw CVA	5,964
18,260	Weyerhaeuser Co.	604,771
4,416	Workspace Group PLC	29,740

		23,833,189

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 0.4%
11,242	Carrefour SA	$199,560
200	Cosmos Pharmaceutical Corp.	19,209
1,913	Costco Wholesale Corp.	916,863
5,577	HelloFresh SE*	181,948
29,293	J Sainsbury PLC	72,900
4,787	Jeronimo Martins SGPS SA	103,774
200	Kobe Bussan Co. Ltd.	4,916
27,014	Koninklijke Ahold Delhaize NV	703,148
200	Kusuri no Aoki Holdings Co. Ltd.	8,574
1,031	Lawson, Inc.	34,312
39,442	Marks & Spencer Group PLC*	65,436
1,600	MatsukiyoCocokara & Co.	64,703
2,472	Seven & i Holdings Co. Ltd.	95,914
800	Sundrug Co. Ltd.	17,891
63,586	Tesco PLC	198,172
15,318	The Kroger Co.	725,001
11,730	Walgreens Boots Alliance, Inc.	444,567
91,091	Walmart, Inc.	11,074,844

		14,931,732

Food Products – 0.2%
1,400	Ajinomoto Co., Inc.	34,140
7,210	Archer-Daniels-Midland Co.	559,496
10,927	Associated British Foods PLC	210,843
400	Calbee, Inc.	8,062
9,977	Campbell Soup Co.	479,395
9,391	Conagra Brands, Inc.	321,548
7,791	Danone SA	436,313
11,939	General Mills, Inc.	900,797
3,711	Glanbia PLC	40,293
15,144	Greencore Group PLC*	18,306
49	Hilton Food Group PLC	610
1,848	JDE Peet’s NV	52,617
2,951	Kerry Group PLC Class A	282,210
344	Lamb Weston Holdings, Inc.	24,582
500	MEIJI Holdings Co. Ltd.	24,569
33,020	Mondelez International, Inc. Class A	2,050,212
300	Morinaga & Co. Ltd.	9,613
400	Morinaga Milk Industry Co. Ltd.	14,325
1,983	Nippon Suisan Kaisha Ltd.	8,383
6,864	Premier Foods PLC	9,425
1,384	The Hershey Co.	297,781
3,906	The J.M. Smucker Co.	500,007
42,450	The Kraft Heinz Co.	1,619,043
5,522	Tyson Foods, Inc. Class A	475,223
600	Yakult Honsha Co. Ltd.	34,608
1,587	Yamazaki Baking Co. Ltd.	19,414

		8,431,815

Gas Utilities – 0.0%
1,549	Atmos Energy Corp.	173,643
15,205	Enagas SA	336,282
34,459	Italgas SpA	201,080
2,800	Osaka Gas Co. Ltd.	53,663
1,366	Rubis SCA	32,128

Common Stocks – (continued)
Gas Utilities – (continued)
73,854	Snam SpA	387,465

		1,184,261

Health Care Equipment & Supplies – 0.8%
22,096	Abbott Laboratories	2,400,730
660	ABIOMED, Inc.*	163,357
15,958	Becton Dickinson & Co.	3,934,126
446	BioMerieux	43,732
121,440	Boston Scientific Corp.*	4,526,069
53,126	ConvaTec Group PLC(a)	145,617
11,448	DENTSPLY SIRONA, Inc.	409,037
3,501	DexCom, Inc.*	260,930
688	DiaSorin SpA	90,479
4,529	Edwards Lifesciences Corp.*	430,663
7,094	Globus Medical, Inc. Class A*	398,257
37,731	Hologic, Inc.*	2,614,758
3,219	Hoya Corp.	275,491
683	IDEXX Laboratories, Inc.*	239,549
12,863	Koninklijke Philips NV	275,892
14,306	Masimo Corp.*	1,869,365
76,011	Medtronic PLC	6,821,987
3,200	Olympus Corp.	64,849
9,761	Siemens Healthineers AG(a)	497,678
37,722	Smith & Nephew PLC	527,534
10,100	STERIS PLC	2,082,115
7,292	Stryker Corp.	1,450,598
3,330	Teleflex, Inc.	818,680
1,700	Terumo Corp.	51,427
889	The Cooper Cos., Inc.	278,364
5,287	Zimmer Biomet Holdings, Inc.	555,452

		31,226,736

Health Care Providers & Services – 1.3%
1,000	Alfresa Holdings Corp.	13,445
27,963	AmerisourceBergen Corp.	3,956,205
327	Amplifon SpA	10,053
34,337	Cardinal Health, Inc.	1,794,795
46,810	Centene Corp.*	3,960,594
3,242	Cigna Corp.	854,332
73,570	CVS Health Corp.	6,816,996
2,926	DaVita, Inc.*	233,963
15,224	Elevance Health, Inc.	7,346,798
11,417	Fresenius Medical Care AG & Co. KGaA	572,004
7,874	Fresenius SE & Co. KGaA	239,462
3,005	HCA Healthcare, Inc.	505,020
3,735	Henry Schein, Inc.*	286,624
2,389	Humana, Inc.	1,118,219
1,682	Laboratory Corp. of America Holdings	394,194
1,795	McKesson Corp.	585,547
4,352	Mediclinic International PLC*	24,355
770	Medipal Holdings Corp.	10,862
1,923	Molina Healthcare, Inc.*	537,690
4,432	Quest Diagnostics, Inc.	589,367
6,339	Spire Healthcare Group PLC*(a)	18,127
38,050	UnitedHealth Group, Inc.	19,543,622

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
2,483	Universal Health Services, Inc. Class B	$250,063

		49,662,337

Health Care Technology – 0.0%
2,400	M3, Inc.	69,084
264	Veeva Systems, Inc. Class A*	52,282

		121,366

Hotels, Restaurants & Leisure – 0.5%
10,191	Aramark	312,150
2,544	Booking Holdings, Inc.*	4,449,430
5,499	Caesars Entertainment, Inc.*	210,612
2,741	Chipotle Mexican Grill, Inc.*	3,583,200
2,344	Choice Hotels International, Inc.	261,661
12,341	Compass Group PLC	253,378
4,282	Darden Restaurants, Inc.	484,380
19,051	Domino’s Pizza Group PLC	64,749
730	Domino’s Pizza, Inc.	284,488
6,260	Entain PLC*	95,262
30,047	Expedia Group, Inc.*	2,849,357
181	Flutter Entertainment PLC*	18,349
1,200	Food & Life Cos Ltd.	25,745
4,000	Greggs PLC	88,575
3,689	J D Wetherspoon PLC*	28,061
3,212	La Francaise des Jeux SAEM(a)	111,534
3,643	McDonald’s Corp.	899,384
83,882	MGM Resorts International	2,428,384
8,774	Penn National Gaming, Inc.*	266,905
313	Planet Fitness, Inc. Class A*	21,287
5,898	Playtech PLC*	39,018
100	Resorttrust, Inc.	1,638
32,869	Royal Caribbean Cruises Ltd.*	1,147,457
1,300	Skylark Holdings Co. Ltd.*	15,244
3,095	Sodexo SA	218,923
6,286	Starbucks Corp.	480,187
3,752	Trainline PLC*(a)	13,154
24,406	TUI AG*	39,625
3,147	Vail Resorts, Inc.	686,203
2,615	Whitbread PLC	79,299
500	Yoshinoya Holdings Co. Ltd.	9,219
2,401	Yum! Brands, Inc.	272,537

		19,739,395

Household Durables – 0.1%
1,397	Berkeley Group Holdings PLC*	63,514
1,300	Casio Computer Co. Ltd.	12,063
7,403	Crest Nicholson Holdings plc	22,075
3,462	D.R. Horton, Inc.	229,150
900	Haseko Corp.	10,570
42,045	Lennar Corp. Class A	2,967,115
1,952	Mohawk Industries, Inc.*	242,224
7,000	Nikon Corp.	80,723
70	NVR, Inc.*	280,290
11,028	PulteGroup, Inc.	437,039
6,038	Redrow PLC	36,049
554	SEB SA	53,464

Common Stocks – (continued)
Household Durables – (continued)
1,800	Sekisui Chemical Co. Ltd.	24,678
2,500	Sharp Corp.	19,338
1,100	Sumitomo Forestry Co. Ltd.	15,644
49,123	Taylor Wimpey PLC	69,973
4,507	Vistry Group PLC	45,905
1,688	Whirlpool Corp.	261,420

		4,871,234

Household Products – 0.4%
479	Church & Dwight Co., Inc.	44,384
1,780	The Clorox Co.	250,945
104,576	The Procter & Gamble Co.	15,036,983

		15,332,312

Independent Power and Renewable Electricity Producers – 0.1%
7,904	ContourGlobal PLC(a)	24,300
14,595	Drax Group PLC	114,563
374	EDP Renovaveis SA	8,835
8,811	RWE AG	325,884
170,858	The AES Corp.	3,589,727

		4,063,309

Industrial Conglomerates – 0.3%
14,441	3M Co.	1,868,810
1,200	DCC PLC	74,660
10,713	General Electric Co.	682,097
3,000	Hitachi Ltd.	142,710
30,741	Honeywell International, Inc.	5,343,093
300	Keihan Holdings Co. Ltd.	7,477
56,683	Melrose Industries PLC	103,971
1,754	Nisshinbo Holdings, Inc.	13,210
7,337	Siemens AG	754,218
20,320	Smiths Group PLC	347,489

		9,337,735

Insurance – 1.0%
3,927	Admiral Group PLC	107,522
35,413	Aegon NV	152,511
8,324	Aflac, Inc.	460,567
7,669	Allianz SE	1,470,226
15,529	American International Group, Inc.	793,998
18,107	Aon PLC Class A	4,883,096
16,339	Arthur J. Gallagher & Co.	2,663,910
2,436	ASR Nederland NV	98,212
28,092	Aviva PLC	137,602
23,029	AXA SA	526,018
8,983	Beazley PLC	54,773
31,171	Chubb Ltd.	6,127,595
4,228	Cincinnati Financial Corp.	503,047
7,900	Dai-ichi Life Holdings, Inc.	146,113
20,919	Direct Line Insurance Group PLC	64,210
1,020	Everest Re Group Ltd.	285,886
2,543	Globe Life, Inc.	247,866
84	Hannover Rueck SE	12,252
13,192	Japan Post Holdings Co. Ltd.	94,388
3,388	Japan Post Insurance Co. Ltd.	54,224

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
103,266	Legal & General Group PLC	$301,906
5,188	Lincoln National Corp.	242,643
12,690	Loews Corp.	752,009
3,297	Marsh & McLennan Cos., Inc.	511,859
9,146	MetLife, Inc.	574,277
1,000	MS&AD Insurance Group Holdings, Inc.	30,663
4,436	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,049,324
15,245	NN Group NV	690,489
12,904	Poste Italiane SpA(a)	120,736
4,649	Principal Financial Group, Inc.	310,507
32,344	Prudential Financial, Inc.	3,094,674
39,855	Prudential PLC	495,766
602	Sampo Oyj Class A	26,308
791	Sompo Holdings, Inc.	34,937
26,238	The Allstate Corp.	3,325,142
1,341	The Hanover Insurance Group, Inc.	196,121
8,697	The Hartford Financial Services Group, Inc.	569,045
33,123	The Progressive Corp.	3,851,211
4,593	The Travelers Cos., Inc.	776,814
1,600	Tokio Marine Holdings, Inc.	93,299
3,487	W.R. Berkley Corp.	238,023
1,052	Willis Towers Watson PLC	207,654

		36,377,423

Interactive Media & Services – 1.6%
18,173	Alphabet, Inc. Class A*	39,603,692
14,781	Auto Trader Group PLC(a)	100,105
28,459	IAC/InterActiveCorp.*	2,162,030
900	Kakaku.com, Inc.	14,948
3,221	Match Group, Inc.*	224,472
114,342	Meta Platforms, Inc. Class A*	18,437,648
16,849	Moneysupermarket.com Group PLC	35,669
13,348	Rightmove PLC	92,499
2,243	Scout24 SE(a)	115,549
5,463	Trustpilot Group PLC*(a)	6,703
23,000	Z Holdings Corp.	66,886

		60,860,201

Internet & Direct Marketing Retail – 1.0%
337,616	Amazon.com, Inc.*	35,858,195
14,388	eBay, Inc.	599,548
2,618	Moonpig Group PLC*	7,195
7,900	Rakuten Group, Inc.	35,720
6,032	Zalando SE*(a)	158,899
1,100	ZOZO, Inc.	19,902

		36,679,459

IT Services – 1.4%
4,801	Accenture PLC Class A	1,332,998
373	Adyen NV*(a)	538,288
14,469	Akamai Technologies, Inc.*	1,321,454
662	Alten SA	72,527
3,784	Amadeus IT Group SA*	211,882

Common Stocks – (continued)
IT Services – (continued)
8,677	Atos SE*	117,634
400	BIPROGY, Inc.	7,977
3,708	Capgemini SE	639,482
22,463	Cognizant Technology Solutions Corp. Class A	1,516,028
1,071	Computacenter PLC	30,670
9,867	DXC Technology Co.*	299,069
310	Edenred	14,685
1,240	FDM Group Holdings PLC	12,970
7,034	Fidelity National Information Services, Inc.	644,807
16,600	Finablr PLC*(a)(b)	—
21,275	Fiserv, Inc.*	1,892,837
5,549	FleetCor Technologies, Inc.*	1,165,900
11,551	Gartner, Inc.*	2,793,378
4,235	Global Payments, Inc.	468,560
12,114	International Business Machines Corp.	1,710,376
10,409	Jack Henry & Associates, Inc.	1,873,828
128	Kainos Group PLC	1,738
39,159	Mastercard, Inc. Class A	12,353,881
3,814	NCC Group PLC	8,695
954	NEC Corp.	37,222
1,200	NET One Systems Co. Ltd.	26,669
10,085	NTT Data Corp.	139,908
1,100	Otsuka Corp.	32,737
2,808	Paychex, Inc.	319,747
79,392	PayPal Holdings, Inc.*	5,544,737
886	SCSK Corp.	15,047
200	SHIFT, Inc.*	26,228
168	Softcat PLC	2,704
156	Sopra Steria Group SACA	23,460
1,100	TIS, Inc.	28,942
1,275	VeriSign, Inc.*	213,346
86,287	Visa, Inc. Class A	16,989,047
5,306	Worldline SA*(a)	197,910

		52,627,368

Leisure Products – 0.0%
500	Bandai Namco Holdings, Inc.	35,296
2,600	Sega Sammy Holdings, Inc.	41,762
1,200	Yamaha Corp.	49,470
547	YETI Holdings, Inc.*	23,669

		150,197

Life Sciences Tools & Services – 1.0%
9,133	Agilent Technologies, Inc.	1,084,726
592	Bio-Rad Laboratories, Inc. Class A*	293,040
595	Bio-Techne Corp.	206,251
1,225	Charles River Laboratories International, Inc.*	262,113
45,703	Danaher Corp.	11,586,625
2,553	Eurofins Scientific SE	201,631
14,734	Illumina, Inc.*	2,716,360
26,368	IQVIA Holdings, Inc.*	5,721,592
25,834	PerkinElmer, Inc.	3,674,112
15,047	QIAGEN N.V.*	708,521

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
19,361	Thermo Fisher Scientific, Inc.	$10,518,444

		36,973,415

Machinery – 0.4%
4,378	Aalberts NV	170,010
2,800	Amada Co. Ltd.	20,642
982	ANDRITZ AG	39,640
3,908	Bodycote PLC	25,148
24,420	Caterpillar, Inc.	4,365,319
16,858	CNH Industrial NV	194,969
2,014	Cummins, Inc.	389,769
500	Daifuku Co. Ltd.	28,615
9,278	Daimler Truck Holding AG*	244,344
1,700	DMG Mori Co. Ltd.	21,143
2,491	Dover Corp.	302,208
600	Ebara Corp.	22,421
5,361	Fluidra SA	109,080
6,209	Fortive Corp.	337,645
5,707	GEA Group AG	197,850
244	Graco, Inc.	14,496
8,200	Hino Motors Ltd.	42,210
300	Hoshizaki Corp.	8,942
1,200	IHI Corp.	32,057
331	Illinois Tool Works, Inc.	60,325
8,713	IMI PLC	124,968
7,407	Ingersoll Rand, Inc.	311,687
5,300	Kawasaki Heavy Industries Ltd.	99,471
3,890	Knorr-Bremse AG	222,799
456	Kone Oyj Class B	21,795
300	Kurita Water Industries Ltd.	10,859
9,028	Metso Outotec Oyj	68,142
1,100	MISUMI Group, Inc.	23,231
1,800	Mitsubishi Heavy Industries Ltd.	62,913
400	Miura Co. Ltd.	7,925
8,380	Morgan Advanced Materials PLC	28,053
662	Nabtesco Corp.	15,534
1,200	NGK Insulators Ltd.	16,167
954	Nordson Corp.	193,128
4,568	Otis Worldwide Corp.	322,821
30,207	PACCAR, Inc.	2,487,244
2,838	Parker-Hannifin Corp.	698,290
5,255	Pentair PLC	240,521
58	Rational AG	33,813
11,657	Rotork PLC	34,244
1,361	Snap-on, Inc.	268,158
500	Sumitomo Heavy Industries Ltd.	11,068
1,200	The Japan Steel Works Ltd.	26,135
2,859	Valmet Oyj	70,455
15,631	Wartsila OYJ Abp	122,528
12,138	Westinghouse Air Brake Technologies Corp.	996,287
200	Yaskawa Electric Corp.	6,460

		13,151,529

Marine – 0.0%
644	Clarkson PLC	23,512

Common Stocks – (continued)
Marine – (continued)
600	Kawasaki Kisen Kaisha Ltd.	36,714
2,100	Mitsui OSK Lines Ltd.	48,310
900	Nippon Yusen KK	61,708

		170,244

Media – 0.3%
9,488	Ascential PLC*	29,932
1,504	Charter Communications, Inc. Class A*	704,669
207,455	Comcast Corp. Class A	8,140,534
6,800	CyberAgent, Inc.	68,126
2,209	Dentsu Group, Inc.	66,596
35,390	Fox Corp. Class A	1,138,142
8,402	Future PLC	177,800
67,589	Informa PLC*	436,666
75,058	ITV PLC	59,939
17,301	News Corp. Class A	269,550
4,060	Omnicom Group, Inc.	258,257
9,464	Pearson PLC	86,666
14,776	ProSiebenSat.1 Media SE	137,433
3,914	Publicis Groupe SA	192,493
800	TBS Holdings, Inc.	10,040
10,082	The Interpublic Group of Cos., Inc.	277,557
55,103	Vivendi SE	562,320
11,570	WPP PLC	116,871

		12,733,591

Metals & Mining – 0.1%
16,330	Anglo American PLC	583,774
6,484	Antofagasta PLC	91,560
10,727	ArcelorMittal SA	240,557
1,219	Aurubis AG	83,179
400	Dowa Holdings Co. Ltd.	13,243
2,357	Endeavour Mining PLC	48,833
7,048	Evraz PLC(b)	—
21,710	Ferrexpo PLC	34,630
26,142	Freeport-McMoRan, Inc.	764,915
5,600	Fresnillo PLC	52,313
83,538	Glencore PLC	452,478
489	Hill & Smith Holdings PLC	6,890
15,647	Hochschild Mining PLC	18,410
4,400	Kobe Steel Ltd.	19,968
300	Maruichi Steel Tube Ltd.	6,355
700	Mitsui Mining & Smelting Co. Ltd.	16,326
4,600	Nippon Steel Corp.	64,377
4,015	Nucor Corp.	419,206
6,359	Rio Tinto PLC	380,183
555	Southern Copper Corp.	27,645
4,249	voestalpine AG	90,811

		3,415,653

Multi-Utilities – 0.2%
94,201	A2A SpA	119,874
1,583	CenterPoint Energy, Inc.	46,825
426,766	Centrica PLC*	416,753
614	CMS Energy Corp.	41,445

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
40,533	Dominion Energy, Inc.	$3,234,939
107,130	E.ON SE	902,364
28,725	Hera SpA	83,238
45,288	National Grid PLC	581,993
1,316	NiSource, Inc.	38,809
16,706	Public Service Enterprise Group, Inc.	1,057,156
7,963	Sempra Energy	1,196,600
10,011	Veolia Environnement SA	245,402
2,407	WEC Energy Group, Inc.	242,240

		8,207,638

Multiline Retail – 0.0%
2,400	Isetan Mitsukoshi Holdings Ltd.	19,426
2,118	J. Front Retailing Co. Ltd.	18,081
2,100	Pan Pacific International Holdings Corp.	33,481
2,500	Ryohin Keikaku Co. Ltd.	24,491
3,012	Target Corp.	425,385

		520,864

Oil, Gas & Consumable Fuels – 0.4%
12,813	APA Corp.	447,174
111,501	BP PLC	523,552
15,329	Capricorn Energy PLC*	40,750
12,822	Chevron Corp.	1,856,369
10,631	ConocoPhillips	954,770
900	Cosmo Energy Holdings Co. Ltd.	24,818
5,192	Devon Energy Corp.	286,131
4,660	Diamondback Energy, Inc.	564,559
1,580	Diversified Energy Co. PLC	2,150
33,675	Eni SpA	399,408
3,141	EOG Resources, Inc.	346,892
26,931	Exxon Mobil Corp.	2,306,371
11,045	Harbour Energy PLC	49,066
1,300	Idemitsu Kosan Co. Ltd.	31,055
6,100	Inpex Corp.	65,394
25,519	Kinder Morgan, Inc.	427,698
14,000	Marathon Oil Corp.	314,720
10,412	Marathon Petroleum Corp.	855,971
10,121	Occidental Petroleum Corp.	595,925
2,688	OMV AG	126,419
9,286	Phillips 66	761,359
1,543	Pioneer Natural Resources Co.	344,212
20,845	Repsol SA	307,297
42,125	Shell PLC	1,097,052
44,802	TotalEnergies SE	2,358,241
115,514	Tullow Oil PLC*	66,248
7,759	Valero Energy Corp.	824,627

		15,978,228

Paper & Forest Products – 0.0%
4,952	Oji Holdings Corp.	21,454
14,667	UPM-Kymmene Oyj	449,738

		471,192

Common Stocks – (continued)
Personal Products – 0.1%
1,889	Beiersdorf AG	193,844
600	Fancl Corp.	11,027
3,200	Kao Corp.	129,758
400	Kobayashi Pharmaceutical Co. Ltd.	24,772
2,477	L’Oreal SA	860,028
2,000	Pola Orbis Holdings, Inc.	24,756
5,676	PZ Cussons PLC	13,641
600	Rohto Pharmaceutical Co. Ltd.	17,396
286	The Estee Lauder Cos., Inc. Class A	72,836
11,067	Unilever PLC	504,431

		1,852,489

Pharmaceuticals – 1.7%
4,306	Astellas Pharma, Inc.	67,181
7,920	AstraZeneca PLC	1,044,820
10,037	Bayer AG	599,373
27,528	Bristol-Myers Squibb Co.	2,119,656
2,026	Chugai Pharmaceutical Co. Ltd.	51,826
3,100	Daiichi Sankyo Co. Ltd.	78,841
195	Dechra Pharmaceuticals PLC	8,222
700	Eisai Co. Ltd.	29,596
34,294	Eli Lilly & Co.	11,119,144
47,521	GSK PLC	1,024,153
3,507	Hikma Pharmaceuticals PLC	69,195
39,401	Indivior PLC*	148,301
1,319	Ipsen SA	124,887
93,644	Johnson & Johnson	16,622,746
100	Kyowa Kirin Co. Ltd.	2,258
88,639	Merck & Co., Inc.	8,081,218
2,419	Merck KGaA	410,314
400	Nippon Shinyaku Co. Ltd.	24,416
1,701	Otsuka Holdings Co. Ltd.	60,720
245,177	Pfizer, Inc.	12,854,630
1,203	Recordati Industria Chimica e Farmaceutica SpA	52,462
20,589	Sanofi	2,076,319
9,779	Santen Pharmaceutical Co. Ltd.	77,146
3,100	Shionogi & Co. Ltd.	158,219
1,274	Sumitomo Pharma Co. Ltd.	10,232
200	Taisho Pharmaceutical Holdings Co. Ltd.	7,906
15,243	Takeda Pharmaceutical Co. Ltd.	428,150
4,303	UCB SA	364,633
30,206	Viatris, Inc.	316,257
27,131	Zoetis, Inc.	4,663,547

		62,696,368

Professional Services – 0.1%
900	Benefit One, Inc.	12,193
406	Bureau Veritas SA	10,446
36,322	Clarivate PLC*	503,423
4,776	Equifax, Inc.	872,957
7,265	Experian PLC	213,306
1,959	Intertek Group PLC	100,692
8,248	Jacobs Engineering Group, Inc.	1,048,568
3,074	Leidos Holdings, Inc.	309,583

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
300	Meitec Corp.	$4,836
2,200	Nihon M&A Center Holdings, Inc.	23,452
1,300	Outsourcing, Inc.	9,943
1,000	Persol Holdings Co. Ltd.	18,258
400	Recruit Holdings Co. Ltd.	11,780
12,218	RELX PLC	331,735
2,830	Robert Half International, Inc.	211,939
400	TechnoPro Holdings, Inc.	8,030
70	Teleperformance	21,615
2,632	Wolters Kluwer NV	255,088

		3,967,844

Real Estate Management & Development – 0.0%
15,977	Aroundtown SA	51,101
5,661	CBRE Group, Inc. Class A*	416,706
500	Daito Trust Construction Co. Ltd.	43,253
5,868	Grainger PLC	20,087
3,400	Hulic Co. Ltd.	26,371
15,085	IWG PLC*	34,539
154	Kojamo Oyj	2,674
3,000	Mitsubishi Estate Co. Ltd.	43,480
400	Nomura Real Estate Holdings, Inc.	9,786
300	Relo Group, Inc.	4,839
3,712	Savills PLC	45,770
2,424	TAG Immobilien AG	27,753
700	Tokyo Tatemono Co. Ltd.	9,657
2,400	Tokyu Fudosan Holdings Corp.	12,630

		748,646

Road & Rail – 0.4%
15,910	CSX Corp.	462,345
9,538	FirstGroup PLC*	14,840
1,500	Keikyu Corp.	16,436
1,000	Kintetsu Group Holdings Co. Ltd.	31,112
41,811	Knight-Swift Transportation Holdings, Inc.	1,935,431
2,500	Kyushu Railway Co.	52,124
14,294	Norfolk Southern Corp.	3,248,883
1,000	Odakyu Electric Railway Co. Ltd.	13,492
1,033	Old Dominion Freight Line, Inc.	264,737
3,728	Redde Northgate PLC	15,314
800	Seibu Holdings, Inc.	8,430
34,254	Union Pacific Corp.	7,305,693
2,600	West Japan Railway Co.	95,650

		13,464,487

Semiconductors & Semiconductor Equipment – 0.9%
239	Allegro MicroSystems, Inc.*	4,945
28,270	Analog Devices, Inc.	4,129,964
7,985	Applied Materials, Inc.	726,475
1,647	Broadcom, Inc.	800,129
200	Disco Corp.	47,592
31,190	Infineon Technologies AG	758,713
31,946	Intel Corp.	1,195,100
1,405	Lam Research Corp.	598,741
11,555	Microchip Technology, Inc.	671,114

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
91,332	Micron Technology, Inc.	5,048,833
5,010	NXP Semiconductors NV	741,630
3,081	Qorvo, Inc.*	290,600
56,558	QUALCOMM, Inc.	7,224,719
13,550	Renesas Electronics Corp.*	122,619
766	SCREEN Holdings Co. Ltd.	51,975
3,371	Skyworks Solutions, Inc.	312,289
20,500	STMicroelectronics NV	646,264
5,136	Sumco Corp.	66,793
5,334	Teradyne, Inc.	477,660
58,157	Texas Instruments, Inc.	8,935,823
800	Tokyo Electron Ltd.	261,115
443	Ulvac, Inc.	15,089
187	Universal Display Corp.	18,913

		33,147,095

Software – 2.7%
8,474	Adobe, Inc.*	3,101,992
820	ANSYS, Inc.*	196,218
1,587	Autodesk, Inc.*	272,901
5,468	Bytes Technology Group PLC	27,825
2,083	Cadence Design Systems, Inc.*	312,512
24,247	Crowdstrike Holdings, Inc. Class A*	4,087,074
7,400	Dassault Systemes SE	274,102
81,477	Dropbox, Inc. Class A*	1,710,202
7,325	Fair Isaac Corp.*	2,936,593
5,807	Fortinet, Inc.*	328,560
5,874	Intuit, Inc.	2,264,075
120	Manhattan Associates, Inc.*	13,752
6,299	Micro Focus International PLC	21,434
226,705	Microsoft Corp.	58,224,645
829	Nemetschek SE	50,434
20,452	NortonLifeLock, Inc.	449,126
89,419	Oracle Corp.	6,246,543
772	Paycom Software, Inc.*	216,253
2,398	PTC, Inc.*	255,003
4,158	Roper Technologies, Inc.	1,640,955
58,332	Salesforce, Inc.*	9,627,113
2,500	Sansan, Inc.*	17,189
9,860	SAP SE	898,743
12,820	ServiceNow, Inc.*	6,096,166
2,659	Synopsys, Inc.*	807,538
45,812	The Sage Group PLC	354,758
600	Trend Micro, Inc.	29,353

		100,461,059

Specialty Retail – 0.2%
200	ABC-Mart, Inc.	8,848
1,475	Advance Auto Parts, Inc.	255,308
428	AutoZone, Inc.*	919,823
6,527	Bath & Body Works, Inc.	175,707
4,771	Best Buy Co., Inc.	311,021
24,146	Currys PLC	20,074
200	Fast Retailing Co. Ltd.	105,055
331	Five Below, Inc.*	37,545
14,582	Frasers Group PLC*	118,648

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
94,284	Industria de Diseno Textil SA	$2,142,648
52,572	JD Sports Fashion PLC	74,075
1,000	K’s Holdings Corp.	9,763
28,346	Kingfisher PLC	84,712
400	Nitori Holdings Co. Ltd.	38,065
6,031	O’Reilly Automotive, Inc.*	3,810,145
17,489	Pets at Home Group Plc	65,828
3,190	Ross Stores, Inc.	224,034
304	Shimamura Co. Ltd.	26,711
134	Ulta Beauty, Inc.*	51,654
100	USS Co. Ltd.	1,733
5,400	Yamada Holdings Co. Ltd.	19,419

		8,500,816

Technology Hardware, Storage & Peripherals – 1.5%
376,680	Apple, Inc.	51,499,690
762	Brother Industries Ltd.	13,407
2,825	Canon, Inc.	64,018
2,332	FUJIFILM Holdings Corp.	125,302
26,600	Hewlett Packard Enterprise Co.	352,716
23,172	HP, Inc.	759,578
4,690	Konica Minolta, Inc.	15,631
34,952	NetApp, Inc.	2,280,268
4,904	Ricoh Co. Ltd.	38,286
3,768	Seagate Technology Holdings PLC	269,186
2,419	Seiko Epson Corp.	34,222
6,553	Western Digital Corp.*	293,771

		55,746,075

Textiles, Apparel & Luxury Goods – 0.1%
1,900	Asics Corp.	34,413
4,961	Burberry Group PLC	99,525
55	Christian Dior SE	32,832
39,703	Coats Group PLC	30,160
7,300	Dr. Martens PLC	21,275
3,935	EssilorLuxottica SA	596,595
8,322	HUGO BOSS AG	440,679
6,858	NIKE, Inc. Class B	700,888
6,159	PVH Corp.	350,447
4,377	Ralph Lauren Corp.	392,398
13,477	Tapestry, Inc.	411,318
41,543	Under Armour, Inc. Class A*	346,053
4,493	VF Corp.	198,456

		3,655,039

Trading Companies & Distributors – 0.2%
16,563	Bunzl PLC	550,069
153	Diploma PLC	4,167
47,979	Fastenal Co.	2,395,112
18,392	Howden Joinery Group PLC	135,576
7,847	ITOCHU Corp.	211,696
8,632	Marubeni Corp.	77,443
5,435	Mitsubishi Corp.	161,861
5,881	Mitsui & Co. Ltd.	129,232
2,306	MonotaRO Co. Ltd.	34,391

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
3,270	MSC Industrial Direct Co., Inc. Class A	245,610
6,587	Rexel SA*	101,782
1,400	Sojitz Corp.	19,844
5,600	Sumitomo Corp.	76,123
4,150	Travis Perkins PLC	49,191
1,942	United Rentals, Inc.*	471,731
2,371	W.W. Grainger, Inc.	1,077,453

		5,741,281

Transportation Infrastructure – 0.0%
300	Japan Airport Terminal Co. Ltd.*	11,919
500	Mitsubishi Logistics Corp.	11,977

		23,896

Water Utilities – 0.0%
15,136	Pennon Group PLC	176,125
10,976	Severn Trent PLC	364,405

		540,530

Wireless Telecommunication Services – 0.0%
36,938	Airtel Africa PLC(a)	61,364
4,400	Freenet AG	109,728
4,600	KDDI Corp.	145,058
5,000	SoftBank Group Corp.	193,792
205,845	Vodafone Group PLC	320,067

		830,009

TOTAL COMMON STOCKS
(Cost $999,587,046)		$994,453,003

Exchange Traded Funds – 18.8%
730,673	Invesco Senior Loan ETF	$14,810,742
2,717,867	iShares 5-10 Year Investment Grade Corporate Bond ETF	138,774,289
7,716,427	iShares Core MSCI Emerging Markets ETF	378,567,909
44,300	iShares JP Morgan USD Emerging Markets Bond ETF	3,779,676
1,871,167	SPDR Blackstone Senior Loan ETF	77,915,394
1,149,840	SPDR Bloomberg Convertible Securities ETF	74,233,670
339,458	Vaneck Fallen Angel High Yield Bond ETF	9,172,155
92,700	Vanguard Real Estate ETF	8,445,897

TOTAL EXCHANGE TRADED FUNDS
(Cost $778,981,075)		$705,699,732

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Dividend Rate	Value

Preferred Stocks – 0.1%
Auto Manufacturers – 0.1%
Volkswagen AG
16,716	7.560%	$2,250,637

Electronics – 0.0%
Sartorius AG
54	1.260	18,952

TOTAL PREFERRED STOCKS – 0.1%
(Cost $2,815,435)		$2,269,589

Shares	Dividend Rate	Value

Investment Company(c) – 50.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,883,111,275	1.367%	$1,883,111,275
(Cost $1,883,111,275)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT
(Cost $3,664,494,831)		$3,585,533,599

Securities Lending Reinvestment Vehicle(c) – 2.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
105,454,930	1.367%	$105,454,930
(Cost $105,454,930)

TOTAL INVESTMENTS – 98.3%
(Cost $3,769,949,761)		$3,690,988,529

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		63,878,091

NET ASSETS – 100.0%		$3,754,866,620

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PHP	—Philippine Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Funding Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc.	USD	17,458,947	AUD	25,160,000	07/25/22	$89,062
	USD	7,229,971	CLP	6,051,630,000	07/01/22	636,498
	USD	6,580,896	CLP	5,893,060,000	07/29/22	202,570
	USD	8,277,705	CZK	194,170,000	07/25/22	83,895
	USD	80,354,859	EUR	75,740,000	07/25/22	849,009
	USD	38,793,600	GBP	31,510,000	07/25/22	419,658
	USD	4,610,236	HUF	1,731,210,000	07/25/22	53,274
	USD	6,983,759	IDR	103,875,100,000	07/29/22	41,235
	USD	10,775,007	ILS	37,010,000	07/25/22	164,508

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc. (continued)	USD	18,525,798	INR	1,455,160,000	07/29/22	$153,626
	USD	22,775,315	NZD	36,160,000	07/25/22	195,973
	USD	17,334,657	PHP	945,160,000	07/29/22	181,131
	USD	7,791,722	PLN	34,690,000	07/25/22	79,388
	USD	10,560,122	SEK	106,100,000	07/25/22	179,445
	USD	14,572,204	TWD	432,210,000	07/29/22	8,347

TOTAL						$3,337,619

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc.	CLP	6,051,630,000	USD	7,187,550	07/01/22	$(594,078)
	MXN	121,040,000	USD	6,000,013	07/25/22	(9,039)
	USD	16,575,261	CAD	21,440,000	07/25/22	(80,640)
	USD	14,938,464	CHF	14,300,000	07/25/22	(64,559)
	USD	20,161,264	JPY	2,734,200,000	07/25/22	(21,385)
	USD	14,625,597	KRW	18,954,510,000	07/29/22	(86,741)

TOTAL						$(856,442)

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude	62	07/29/22	$6,759,860	$(545,006)
Coffee	20	09/20/22	1,725,750	6,171
Corn	78	09/14/22	2,452,125	(392,814)
Cotton No. 2	14	12/07/22	691,880	(147,487)
E-Mini Russell 2000 Index	2	09/16/22	170,800	(9,296)
Euro Stoxx 50 Index	3,972	09/16/22	143,230,159	(3,045,932)
FTSE 100 Index	724	09/16/22	62,759,181	(114,952)
Gasoline RBOB	36	07/29/22	5,346,886	(619,111)
H-Shares Index	21	07/28/22	1,015,503	12,720
Hang Seng Index	14	07/28/22	1,939,746	(24,432)
IBEX 35 Index	26	07/15/22	2,190,526	(18,134)
Lead	74	07/18/22	3,539,975	(577,594)
Lead	27	08/15/22	1,291,613	(93,038)
Low Sulphur Gas Oil	41	08/11/22	4,608,400	(422,532)
Natural Gas	30	07/27/22	1,627,200	(988,249)
Nickel	4	07/18/22	543,624	(177,852)
Nickel	4	08/15/22	544,224	(163,020)
NY Harbor ULSD	28	07/29/22	4,504,668	(399,426)
Primary Aluminum	40	07/18/22	2,432,500	(361,754)
Soybean	78	11/14/22	5,686,200	(347,837)
Topix Index	186	09/08/22	25,642,173	(1,004,858)
Wheat	26	09/14/22	1,149,200	(261,072)
WTI Crude	103	07/20/22	10,893,280	(1,043,494)
Zinc	38	07/18/22	3,022,662	(590,683)
Zinc	31	08/15/22	2,457,331	(485,943)

Total				$(11,815,625)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year German Euro-Bund	(134)	09/08/22	$(20,892,476)	$217,409
10 Year U.K. Long Gilt	(87)	09/28/22	(12,071,066)	275,924
10 Year U.S. Treasury Notes	(354)	09/21/22	(41,960,062)	(298,073)
2 Year U.S. Treasury Notes	(182)	09/30/22	(38,222,844)	(86,698)
20 Year U.S. Treasury Bonds	(117)	09/21/22	(16,219,125)	(161,256)
5 Year German Euro-Bobl	(109)	09/08/22	(14,185,795)	44,728
5 Year U.S. Treasury Notes	(240)	09/30/22	(26,940,000)	(147,889)
Amsterdam Exchanges Index	(22)	07/15/22	(3,038,497)	(64,140)
ASX 90 Day Bank Accepted Bills	(75)	09/08/22	(51,420,096)	37,073
ASX 90 Day Bank Accepted Bills	(61)	12/08/22	(41,736,835)	56,254
ASX 90 Day Bank Accepted Bills	(61)	03/09/23	(41,701,162)	37,863
Australian 10 Year Government Bonds	(77)	09/15/22	(6,319,179)	(26,830)
Bank Accept Index	(97)	12/19/22	(18,123,446)	69,445
Bank Accept Index	(138)	09/19/22	(25,876,340)	109,466
Bank Accept Index	(81)	03/13/23	(15,137,158)	29,624
CAC40 Index	(37)	07/15/22	(2,293,103)	17,782
Canada 10 Year Government Bonds	(81)	09/20/22	(7,802,354)	1,416
Cattle Feeder	(30)	08/25/22	(2,604,000)	(18,396)
CBOE Volatility Index	(150)	07/20/22	(4,284,345)	(375,789)
CBOE Volatility Index	(131)	08/17/22	(3,822,239)	10,625
CBOE Volatility Index	(118)	09/21/22	(3,484,493)	86,905
Copper	(58)	09/28/22	(5,379,500)	490,697
DAX Index	(26)	09/16/22	(8,699,190)	292,332
Euro Buxl 30 Year Bonds	(19)	09/08/22	(3,256,651)	110,950
Euro-Schatz	(203)	09/08/22	(23,218,836)	(3,741)
Eurodollars	(109)	09/19/22	(28,408,143)	87,409
Eurodollars	(121)	12/19/22	(31,339,102)	171,714
Eurodollars	(58)	03/18/24	(14,906,565)	22,756
Eurodollars	(58)	06/17/24	(14,908,844)	21,141
Eurodollars	(310)	09/19/22	(75,016,125)	337,589
Eurodollars	(191)	12/18/23	(46,272,138)	(139,981)
Eurodollars	(215)	09/18/23	(52,005,813)	(124,177)
Eurodollars	(241)	12/19/22	(58,026,775)	183,788
Eurodollars	(216)	06/19/23	(52,145,100)	(71,898)
Eurodollars	(235)	03/13/23	(56,623,250)	52,986
Eurodollars	(172)	03/18/24	(41,718,600)	(140,936)
Eurodollars	(87)	03/13/23	(22,447,600)	117,185
Eurodollars	(72)	06/19/23	(18,532,996)	65,477
Eurodollars	(62)	09/18/23	(15,938,665)	35,427
Eurodollars	(59)	12/18/23	(15,162,802)	23,870
Eurodollars	(160)	06/17/24	(38,844,000)	(143,475)
French 10 Year Government Bonds	(44)	09/08/22	(6,387,591)	102,827
FTSE/JSE Top 40 Index	(58)	09/15/22	(2,137,573)	(14,924)
FTSE/MIB Index	(22)	09/16/22	(2,444,742)	61,726
Gold 100 Oz	(96)	08/29/22	(17,350,080)	332,015
Italian 10 Year Government Bonds	(43)	09/08/22	(5,548,015)	37,500
Japan 10 Year Government Bonds	(14)	09/12/22	(15,334,169)	(154,079)
Lead	(74)	07/18/22	(3,539,975)	354,387
Lead	(110)	08/15/22	(5,262,125)	665,207
Live Cattle	(94)	08/31/22	(4,984,820)	9,924

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Nasdaq 100 E-Mini Index	(26)	09/16/22	$(5,995,340)	$(105,930)
Nickel	(4)	07/18/22	(543,624)	162,888
Nickel	(4)	08/15/22	(544,224)	11,004
OMXS 30 Index	(160)	07/15/22	(2,925,585)	69,143
Primary Aluminum	(40)	07/18/22	(2,432,500)	399,914
Primary Aluminum	(57)	08/15/22	(3,474,862)	268,616
S&P 500 E-Mini Index	(602)	09/16/22	(114,063,950)	(1,116,262)
S&P Mid 400 E-Mini Index	(12)	09/16/22	(2,721,600)	(1,093)
S&P Toronto Stock Exchange 60 Index	(3)	09/15/22	(532,551)	5,855
Silver	(95)	09/28/22	(9,667,200)	833,039
Sugar No. 11	(51)	09/30/22	(1,056,720)	(5,798)
Zinc	(38)	07/18/22	(3,022,662)	543,511
Zinc	(33)	08/15/22	(2,615,869)	296,473

Total				$3,960,499

TOTAL FUTURES CONTRACTS				$(7,855,126)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2022(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX.NA.HY Index 38	5.000%	5.749%	06/20/27		$24,701	$(679,990)	$1,054,939	$(1,734,929)
CDX.NA.IG Index 38	1.000	1.006	06/20/27		201,600	4,185	2,634,669	(2,630,484)
ITXEB 37	1.000	1.185	06/20/27	EUR	186,050	(1,618,974)	842,466	(2,461,440)
ITXEX 37	5.000	5.805	06/20/27		8,050	(250,605)	429,363	(679,968)

TOTAL						$(2,545,384)	$4,961,437	$(7,506,821)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date(b)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*
AMZX Index	1M USD LIBOR + 0.470%	BofA Securities LLC	12/13/22	$3,028	$(168,511)
BCMRS Index	1M USD LIBOR	JPMorgan Securities, Inc.	12/08/22	6,045	(208,057)
BCOMRS Index	1 Week USD LIBOR	JPMorgan Securities, Inc.	12/08/22	3,372	(137,562)
DDUWI Index	1M SOFR + 0.030%	JPMorgan Securities, Inc.	01/13/23	51,196	208,796
JPGSGLHN Index(c)	1M USD LIBOR + 0.340%	JPMorgan Securities, Inc.	08/25/22	53,372	2,853,707
JPGSGLMN Index	1M SOFR + 0.270%	JPMorgan Securities, Inc.	08/25/22	18,694	(1,328,372)
JPGSGLTN Index(c)	1M SOFR + 0.380%	JPMorgan Securities, Inc.	08/25/22	39,197	(1,053,702)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Reference Obligation/ Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date(b)	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*
JPGSMARB Index(c)	1M SOFR + 0.910%	JPMorgan Securities, Inc.	08/11/22		$48,924	$577,944
M1WOMOM Index	1M USD LIBOR + 0.300%	JPMorgan Securities, Inc.	07/12/22		47,290	(57,128)
M1WOMOM Index	1M SOFR + 0.080%	JPMorgan Securities, Inc.	02/10/23		17,278	(50,334)
NDDUWI Index	1M SOFR - 0.060%	BofA Securities LLC	02/10/23		256,932	525,425
NDDUWI Index	1M SOFR - 0.550%	JPMorgan Securities, Inc.	02/14/23		4,592	9,288
NDDUWI Index	1M SOFR - 0.050%	JPMorgan Securities, Inc.	02/28/23		138,996	562,549
NDDUWI Index	1M SOFR - 0.050%	JPMorgan Securities, Inc.	03/10/23		49,507	200,368
NDDUWI Index	1M USD LIBOR - 0.050%	BofA Securities LLC	04/14/23		83,574	342,506
NDUGWI Index	1M SOFR + 0.225%	JPMorgan Securities, Inc.	07/13/22		8,043	(6,064)
NDUGWI Index	1M SOFR + 0.120%	BofA Securities LLC	08/10/22		54,157	(33,329)
NDUGWI Index	1M USD LIBOR + 0.180%	BofA Securities LLC	10/13/22		5,077	(843)
NDUGWI Index	1M USD LIBOR + 0.130%	BofA Securities LLC	11/15/22		29,772	(5,113)
NDUGWI Index	1M USD LIBOR + 0.180%	BofA Securities LLC	06/12/23		52,991	(3,234)
RU10INTR Index	1M SOFR + 0.370%	BofA Securities LLC	02/02/23		72,144	81,101
SX XGT Index	1M EURIBOR + 0.050%	JPMorgan Securities, Inc.	09/19/22	EUR	99,782	1,489,117
UKXG Index	1M SONIA + 0.255%	JPMorgan Securities, Inc.	12/16/22		16,253	293,565

TOTAL						$4,092,117

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(c)	The top 50 components are shown below.

A basket (JPGSGLHN) of common stocks

Common Stocks	Sector	Shares	Value	Weight
UnitedHealth Group Inc	Health Care	411	$211,310	7.32%
Johnson & Johnson	Health Care	1,129	200,493	6.95
Pfizer Inc	Health Care	2,479	129,954	4.50
AbbVie Inc	Health Care	781	119,560	4.14
Eli Lilly & Co	Health Care	348	112,955	3.92
Roche Holding AG	Health Care	325	103,524	3.59
Merck & Co Inc	Health Care	1,117	101,846	3.53
Thermo Fisher Scientific Inc	Health Care	173	93,948	3.26
AstraZeneca PLC	Health Care	8	89,899	3.12
Novartis AG	Health Care	1,112	89,896	3.12
Abbott Laboratories	Health Care	773	84,038	2.91
Novo Nordisk A/S	Health Care	101	79,482	2.76
Danaher Corp	Health Care	286	72,470	2.51
Bristol-Myers Squibb Co	Health Care	941	72,420	2.51
Amgen Inc	Health Care	236	57,415	1.99
CVS Health Corp	Health Care	579	53,675	1.86
Medtronic PLC	Health Care	593	53,188	1.84
Elevance Health Inc	Health Care	106	51,394	1.78
Sanofi	Health Care	533	51,387	1.78
GSK PLC	Health Care	27	47,515	1.65
CSL Ltd	Health Care	147	39,489	1.37
Cigna Corp	Health Care	140	36,934	1.28
Zoetis Inc	Health Care	208	35,736	1.24
Gilead Sciences Inc	Health Care	554	34,248	1.19
Vertex Pharmaceuticals Inc	Health Care	113	31,837	1.10
Intuitive Surgical Inc	Health Care	159	31,826	1.10

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
Becton Dickinson and Co	Health Care	126	$31,045	1.08%
Stryker Corp	Health Care	149	29,576	1.03
Regeneron Pharmaceuticals Inc	Health Care	48	28,210	0.98
Humana Inc	Health Care	56	26,155	0.91
Edwards Lifesciences Corp	Health Care	275	26,117	0.91
Bayer AG	Health Care	455	25,815	0.89
Boston Scientific Corp	Health Care	632	23,536	0.82
Centene Corp	Health Care	258	21,861	0.76
Moderna Inc	Health Care	153	21,837	0.76
McKesson Corp	Health Care	64	20,948	0.73
Daiichi Sankyo Co Ltd	Health Care	6	20,391	0.71
Takeda Pharmaceutical Co Ltd	Health Care	5	19,583	0.68
IQVIA Holdings Inc	Health Care	84	18,143	0.63
Lonza Group AG	Health Care	34	17,534	0.61
HCA Healthcare Inc	Health Care	101	16,891	0.59
Agilent Technologies Inc	Health Care	133	15,746	0.55
Alcon Inc	Health Care	231	15,413	0.53
Baxter International Inc	Health Care	222	14,287	0.50
Hoya Corp	Health Care	1	13,736	0.48
ResMed Inc	Health Care	65	13,547	0.47
Biogen Inc	Health Care	65	13,194	0.46
Wuxi Biologics Cayman Inc	Health Care	183	13,129	0.46

A basket (JPGSGLTN) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Microsoft Corp	Information Technology	(297)	$(76,173)	7.41%
Apple Inc	Information Technology	(546)	(74,676)	7.26
NVIDIA Corp	Information Technology	(455)	(69,011)	6.71
Broadcom Inc	Information Technology	(74)	(36,061)	3.51
ASML Holding NV	Information Technology	(77)	(35,328)	3.44
Cisco Systems Inc	Information Technology	(755)	(32,204)	3.13
Accenture PLC	Information Technology	(115)	(31,973)	3.11
Adobe Inc	Information Technology	(86)	(31,446)	3.06
Salesforce Inc	Information Technology	(181)	(29,811)	2.90
Intel Corp	Information Technology	(743)	(27,811)	2.71
QUALCOMM Inc	Information Technology	(204)	(26,011)	2.53
Texas Instruments Inc	Information Technology	(168)	(25,759)	2.51
International Business Machines Corp	Information Technology	(164)	(23,088)	2.25
Advanced Micro Devices Inc	Information Technology	(295)	(22,529)	2.19
Oracle Corp	Information Technology	(286)	(19,997)	1.95
Intuit Inc	Information Technology	(51)	(19,818)	1.93
SAP SE	Information Technology	(208)	(18,122)	1.76
ServiceNow Inc	Information Technology	(36)	(17,330)	1.69
Automatic Data Processing Inc	Information Technology	(76)	(15,952)	1.55
PayPal Holdings Inc	Information Technology	(211)	(14,704)	1.43
Applied Materials Inc	Information Technology	(161)	(14,612)	1.42
Analog Devices Inc	Information Technology	(95)	(13,899)	1.35
Keyence Corp	Information Technology	—	(11,889)	1.16
Micron Technology Inc	Information Technology	(203)	(11,223)	1.09
Lam Research Corp	Information Technology	(25)	(10,747)	1.05
Fidelity National Information Services I	Information Technology	(111)	(10,179)	0.99
Fiserv Inc	Information Technology	(106)	(9,410)	0.92
Tokyo Electron Ltd	Information Technology	—	(9,291)	0.90
KLA Corp	Information Technology	(27)	(8,657)	0.84
Synopsys Inc	Information Technology	(28)	(8,453)	0.82
Adyen NV	Information Technology	(6)	(8,192)	0.80
Roper Technologies Inc	Information Technology	(19)	(7,599)	0.74
Cadence Design Systems Inc	Information Technology	(50)	(7,522)	0.73

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Common Stocks	Sector	Shares	Value	Weight
NXP Semiconductors NV	Information Technology	(48)	$(7,066)	0.69%
Amphenol Corp	Information Technology	(109)	(6,989)	0.68
Fortinet Inc	Information Technology	(121)	(6,853)	0.67
Autodesk Inc	Information Technology	(40)	(6,801)	0.66
Paychex Inc	Information Technology	(58)	(6,652)	0.65
TE Connectivity Ltd	Information Technology	(59)	(6,628)	0.64
Shopify Inc	Information Technology	(161)	(6,464)	0.63
Cognizant Technology Solutions Corp	Information Technology	(95)	(6,395)	0.62
Motorola Solutions Inc	Information Technology	(30)	(6,375)	0.62
Murata Manufacturing Co Ltd	Information Technology	(1)	(6,335)	0.62
HP Inc	Information Technology	(192)	(6,278)	0.61
Microchip Technology Inc	Information Technology	(101)	(5,871)	0.57
Infineon Technologies AG	Information Technology	(249)	(5,749)	0.56
Global Payments Inc	Information Technology	(51)	(5,663)	0.55
Capgemini SE	Information Technology	(31)	(4,996)	0.49

A basket (JPGSMARB) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Biohaven Pharmaceutical Holding Co Ltd	Health Care	121	$17,593	2.84%
Aerojet Rocketdyne Holdings Inc	Industrials	432	17,548	2.83
Rogers Corp	Information Technology	67	17,494	2.82
South Jersey Industries Inc	Utilities	512	17,475	2.82
Meritor Inc	Industrials	480	17,436	2.81
Cornerstone Building Brands Inc	Industrials	711	17,416	2.81
PS Business Parks Inc	Real Estate	93	17,410	2.81
Plantronics Inc	Information Technology	439	17,401	2.81
Sierra Oncology Inc	Health Care	316	17,401	2.81
CDK Global Inc	Information Technology	318	17,398	2.81
MoneyGram International Inc	Information Technology	1,739	17,388	2.80
Covetrus Inc	Health Care	838	17,388	2.80
Turning Point Therapeutics Inc	Health Care	231	17,383	2.80
ManTech International Corp/VA	Industrials	182	17,381	2.80
Alleghany Corp	Financials	21	17,372	2.80
Shaw Communications Inc	Communication Services	458	17,367	2.80
Activision Blizzard Inc	Communication Services	223	17,355	2.80
American Campus Communities Inc	Real Estate	269	17,348	2.80
Sailpoint Technologies Holdings Inc	Information Technology	276	17,330	2.80
Switch Inc	Information Technology	517	17,321	2.79
Coherent Inc	Information Technology	65	17,282	2.79
Uniti Group Ltd	Communication Services	3,512	17,280	2.79
Tenneco Inc	Consumer Discretionary	1,006	17,257	2.78
Sanderson Farms Inc	Consumer Staples	80	17,254	2.78
Zendesk Inc	Information Technology	233	17,253	2.78
LHC Group Inc	Health Care	111	17,248	2.78
Tower Semiconductor Ltd	Information Technology	373	17,205	2.78
TEGNA Inc	Communication Services	814	17,071	2.75
First Horizon Corp	Financials	779	17,022	2.75
Black Knight Inc	Information Technology	260	16,978	2.74
Change Healthcare Inc	Health Care	735	16,940	2.73
Nielsen Holdings PLC	Industrials	726	16,865	2.72
VMware Inc	Information Technology	148	16,844	2.72
CMC Materials Inc	Information Technology	97	16,843	2.72
Twitter Inc	Communication Services	444	16,589	2.68
Meggitt PLC	Industrials	20	15,829	2.55

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
CBOE Volatility Index	$29.00	07/20/2022	1,500	$4,350,000	$330,000	$475,837	$(145,837)
CBOE Volatility Index	32.50	08/17/2022	1,310	4,257,500	334,050	505,212	(171,162)
CBOE Volatility Index	35.00	09/21/2022	1,180	4,130,000	336,300	445,993	(109,693)

			3,990		$1,000,350	$1,427,042	$(426,692)
Puts
S&P 500 Index	$3,275.00	07/29/2022	1	$327,500	$1,080	$1,416	$(336)
S&P 500 Index	3,410.00	07/29/2022	6	2,046,000	12,270	7,795	4,475
S&P 500 Index	2,925.00	07/29/2022	12	3,510,000	3,840	11,169	(7,329)
S&P 500 Index	3,050.00	07/29/2022	18	5,490,000	8,460	16,540	(8,080)
S&P 500 Index	3,230.00	07/29/2022	24	7,752,000	21,120	20,050	1,070

			61		$46,770	$56,970	$(10,200)

Total purchased option contracts			4,051		$1,047,120	$1,484,012	$(436,892)
Written option contracts
Puts
S&P 500 Index	3,515.00	07/29/2022	(12)	$(4,218,000)	$(40,560)	$(72,111)	$31,551
S&P 500 Index	3,560.00	07/29/2022	(18)	(6,408,000)	(78,120)	(102,678)	24,558
S&P 500 Index	3,635.00	07/29/2022	(24)	(8,724,000)	(145,920)	(123,416)	(22,504)
S&P 500 Index	3,925.00	07/29/2022	(1)	(392,500)	(18,980)	(9,614)	(9,366)
S&P 500 Index	3,985.00	07/29/2022	(6)	(2,391,000)	(136,800)	(55,921)	(80,879)

Total written option contracts			(61)		$(420,380)	$(363,740)	$(56,640)

TOTAL			3,990		$626,740	$1,120,272	$(493,532)

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Index 38	—CDX North America High Yield Index 38
CDX.NA.IG Index 38	—CDX North America Investment Grade Index 38
ITXEB 37	—iTraxx Europe Index 37
ITXEX 37	—iTraxx Ex-Japan Index 37

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation(a) – 1.8%
U.S.Treasury Notes
$20,000,000	1.750%	09/30/22	$19,993,750
(Cost $20,028,822)

Shares	Dividend Rate	Value

Investment Company(b) – 19.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
213,862,347	1.367%	$213,862,347
(Cost $213,862,347)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(c) – 89.1%
U.S. Treasury Obligations – 89.1%
U.S.Cash Management Bill
$308,500,000	0.000%	10/11/22	$306,882,945
U.S.Treasury Bills
55,400,000	0.000	07/14/22	55,379,034
53,800,000	0.000	07/21/22	53,768,536
116,000,000	0.000	08/04/22	115,870,450
80,000,000	0.000	08/09/22	79,892,317
30,000,000	0.000	09/08/22	29,911,378
49,300,000	0.000	09/29/22	49,097,870
100,000,000	0.000	10/13/22	99,461,150
103,000,000	0.000	10/27/22	102,350,858
100,000,000	0.000	11/03/22	99,311,979

TOTAL SHORT-TERM INVESTMENTS
(Cost $992,665,068)			$991,926,517

TOTAL INVESTMENTS – 110.1%
(Cost $1,226,556,237)			$1,225,782,614

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.1)%			(112,307,457)

NET ASSETS – 100.0%			$1,113,475,157

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviation:
USD	—U.S. Dollar

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude	712	07/29/22	$77,629,360	$(837,110)
Chicago SRW Wheat	226	09/14/22	9,989,200	(297,278)
Copper	139	09/28/22	12,892,250	(1,229,301)
Corn	168	09/14/22	5,281,500	(696,204)
Crude Oil	196	07/20/22	20,728,960	2,357,892

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts: (continued)
Soybean oil	480	12/14/22	$18,564,480	$(1,309,123)
Gold 100 Oz	159	08/29/22	28,736,070	(800,369)
Lean Hogs	68	08/12/22	2,777,120	(157,253)
Lean Hogs	7	07/15/22	305,550	(1,172)
Low Sulphur Gas Oil	318	08/11/22	35,743,200	(2,277,272)
Natural Gas	147	07/27/22	7,973,280	(2,600,333)
Natural Gas	400	09/28/22	21,636,000	(11,501,482)
Natural Gas	341	08/29/22	18,386,720	(3,824,602)
Nickel	146	07/18/22	19,842,276	(5,656,853)
NY Harbor ULSD	36	07/29/22	5,791,716	96,544
Platinum	214	10/27/22	9,579,710	(409,663)
Primary Aluminum	104	07/18/22	6,324,500	(523,429)
Silver	316	09/28/22	32,156,160	(2,195,848)
Soybean Meal	494	12/14/22	20,090,980	41,027
Wheat	84	09/14/22	3,997,350	(207,066)
Zinc	354	07/18/22	28,158,488	(5,550,856)

Total				$(37,579,751)
Short position contracts:
Cocoa	(473)	12/14/22	(11,257,400)	37,370
Cocoa	(730)	09/15/22	(17,082,000)	1,406,392
Coffee	(211)	09/20/22	(18,206,662)	(164,556)
Cotton No.2	(417)	12/07/22	(20,608,140)	4,787,186
FCOJ-A	(30)	09/12/22	(778,725)	(37,237)
Gasoline RBOB	(11)	10/31/22	(1,353,429)	191,805
Gasoline RBOB	(46)	08/31/22	(6,572,471)	(869,755)
Live Cattle	(331)	12/30/22	(19,181,450)	375,733
NY Harbor ULSD	(82)	10/31/22	(12,486,911)	410,033
NY Harbor ULSD	(2)	08/31/22	(316,252)	(60,795)
Soybean	(290)	11/14/22	(21,141,000)	877,911
Sugar No. 11	(876)	09/30/22	(18,150,720)	594,751
WTI Crude	(1,270)	08/22/22	(130,937,000)	14,513,307

Total				$22,062,145

TOTAL FUTURES CONTRACTS				$(15,517,606)

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*
CRB 1M Forward Index	3M USD LIBOR+0.024%	Citibank NA	01/31/23	$299,967	$—
CRB 1M Forward Index	3M USD LIBOR+0.025	Merrill Lynch & Co., Inc.	01/31/23	443,177	—
CRB 1M Forward Index	3M USD LIBOR+0.025	UBS AG (London)	01/31/23	258,830	—

TOTAL					$—

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 94.2%
Aerospace & Defense – 1.5%
95	General Dynamics Corp.	$21,019
48	L3Harris Technologies, Inc.	11,602
404	Raytheon Technologies Corp.	38,828
21	TransDigm Group, Inc.*	11,270

		82,719

Air Freight & Logistics – 0.5%
146	United Parcel Service, Inc. Class B	26,651

Automobiles* – 1.8%
155	Tesla, Inc.	104,380

Banks – 0.7%
104	The PNC Financial Services Group, Inc.	16,408
468	U.S. Bancorp	21,537

		37,945

Beverages – 2.8%
95	Brown-Forman Corp. Class B	6,665
80	Constellation Brands, Inc. Class A	18,645
577	Keurig Dr Pepper, Inc.	20,420
336	PepsiCo, Inc.	55,998
931	The Coca-Cola Co.	58,569

		160,297

Biotechnology – 2.8%
350	AbbVie, Inc.	53,606
143	Amgen, Inc.	34,792
74	Biogen, Inc.*	15,092
86	Incyte Corp.*	6,533
46	Regeneron Pharmaceuticals, Inc.*	27,192
76	Vertex Pharmaceuticals, Inc.*	21,416

		158,631

Building Products – 0.3%
61	Allegion PLC	5,972
272	Johnson Controls International PLC	13,023

		18,995

Capital Markets – 1.1%
87	CME Group, Inc.	17,809
28	FactSet Research Systems, Inc.	10,768
187	Intercontinental Exchange, Inc.	17,586
54	Moody’s Corp.	14,686

		60,849

Chemicals – 1.5%
91	Air Products & Chemicals, Inc.	21,884
108	Ecolab, Inc.	16,606
110	Linde PLC	31,628
75	The Sherwin-Williams Co.	16,793

		86,911

Commercial Services & Supplies – 1.2%
49	Cintas Corp.	18,303
143	Copart, Inc.*	15,538
80	Republic Services, Inc.	10,470
161	Waste Management, Inc.	24,630

		68,941

Common Stocks – (continued)
Communications Equipment – 1.0%
1,015	Cisco Systems, Inc.	43,280
59	Motorola Solutions, Inc.	12,366

		55,646

Consumer Finance – 0.4%
156	American Express Co.	21,625

Containers & Packaging – 0.1%
605	Amcor PLC	7,520

Distributors – 0.1%
57	Genuine Parts Co.	7,581

Diversified Financial Services* – 1.6%
341	Berkshire Hathaway, Inc. Class B	93,100

Diversified Telecommunication Services – 1.3%
1,378	AT&T, Inc.	28,883
898	Verizon Communications, Inc.	45,573

		74,456

Electric Utilities – 1.8%
175	American Electric Power Co., Inc.	16,789
250	Duke Energy Corp.	26,802
176	Eversource Energy	14,867
340	PPL Corp.	9,224
225	The Southern Co.	16,045
247	Xcel Energy, Inc.	17,478

		101,205

Electrical Equipment – 0.8%
98	AMETEK, Inc.	10,769
142	Eaton Corp. PLC	17,891
215	Emerson Electric Co.	17,101

		45,761

Electronic Equipment, Instruments & Components – 0.6%
71	CDW Corp.	11,187
58	Keysight Technologies, Inc.*	7,995
153	TE Connectivity Ltd.	17,312

		36,494

Energy Equipment & Services – 0.2%
352	Schlumberger N.V	12,587

Entertainment* – 0.6%
385	The Walt Disney Co.	36,344

Equity Real Estate Investment Trusts (REITs) – 2.2%
109	American Tower Corp.	27,859
112	Crown Castle International Corp.	18,858
36	Equinix, Inc.	23,653
185	Equity Residential	13,361
27	Essex Property Trust, Inc.	7,061
177	Prologis, Inc.	20,824
43	Public Storage	13,445

		125,061

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 1.7%
100	Costco Wholesale Corp.	$47,928
410	Walmart, Inc.	49,848

		97,776

Food Products – 1.7%
189	Campbell Soup Co.	9,081
202	General Mills, Inc.	15,241
510	Mondelez International, Inc. Class A	31,666
79	The Hershey Co.	16,998
74	The J.M. Smucker Co.	9,473
402	The Kraft Heinz Co.	15,332

		97,791

Health Care Equipment & Supplies – 3.2%
435	Abbott Laboratories	47,263
75	Becton Dickinson & Co.	18,490
500	Boston Scientific Corp.*	18,635
115	DexCom, Inc.*	8,571
238	Edwards Lifesciences Corp.*	22,631
412	Medtronic PLC	36,977
116	Stryker Corp.	23,076
24	Teleflex, Inc.	5,900

		181,543

Health Care Providers & Services – 4.1%
106	AmerisourceBergen Corp.	14,997
65	Anthem, Inc.	31,368
350	CVS Health Corp.	32,431
87	Henry Schein, Inc.*	6,676
43	Humana, Inc.	20,127
60	McKesson Corp.	19,573
89	Quest Diagnostics, Inc.	11,835
189	UnitedHealth Group, Inc.	97,076

		234,083

Hotels, Restaurants & Leisure – 2.0%
13	Chipotle Mexican Grill, Inc.*	16,994
74	Marriott International, Inc. Class A	10,065
180	McDonald’s Corp.	44,439
338	Starbucks Corp.	25,820
122	Yum! Brands, Inc.	13,848

		111,166

Household Products – 2.0%
101	Church & Dwight Co., Inc.	9,358
192	Colgate-Palmolive Co.	15,387
85	Kimberly-Clark Corp.	11,488
533	The Procter & Gamble Co.	76,640

		112,873

Industrial Conglomerates – 1.4%
200	3M Co.	25,882
253	General Electric Co.	16,108
212	Honeywell International, Inc.	36,848

		78,838

Common Stocks – (continued)
Insurance – 2.4%
93	Aon PLC Class A	25,080
139	Chubb Ltd.	27,325
124	Loews Corp.	7,348
193	Marsh & McLennan Cos., Inc.	29,963
99	The Allstate Corp.	12,546
190	The Progressive Corp.	22,092
67	The Travelers Cos., Inc.	11,332

		135,686

Interactive Media & Services* – 5.1%
100	Alphabet, Inc. Class A	217,926
450	Meta Platforms, Inc. Class A	72,562

		290,488

Internet & Direct Marketing Retail* – 2.8%
1,519	Amazon.com, Inc.	161,333

IT Services – 6.0%
153	Accenture PLC Class A	42,480
84	Akamai Technologies, Inc.*	7,672
127	Automatic Data Processing, Inc.	26,675
189	Cognizant Technology Solutions Corp. Class A	12,756
177	Fidelity National Information Services, Inc.	16,226
245	Fiserv, Inc.*	21,798
60	FleetCor Technologies, Inc.*	12,607
217	International Business Machines Corp.	30,638
46	Jack Henry & Associates, Inc.	8,281
180	Mastercard, Inc. Class A	56,786
173	Paychex, Inc.	19,699
250	PayPal Holdings, Inc.*	17,460
346	Visa, Inc. Class A	68,124

		341,202

Life Sciences Tools & Services – 2.5%
170	Agilent Technologies, Inc.	20,191
18	Bio-Techne Corp.	6,239
150	Danaher Corp.	38,028
77	IQVIA Holdings, Inc.*	16,708
57	PerkinElmer, Inc.	8,107
100	Thermo Fisher Scientific, Inc.	54,328

		143,601

Machinery – 1.6%
141	Caterpillar, Inc.	25,205
135	Fortive Corp.	7,341
111	Illinois Tool Works, Inc.	20,230
159	Ingersoll Rand, Inc.	6,691
34	Nordson Corp.	6,883
213	Otis Worldwide Corp.	15,053
78	Westinghouse Air Brake Technologies Corp.	6,402

		87,805

Media – 0.6%
889	Comcast Corp. Class A	34,884

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 0.5%
370	Freeport-McMoRan, Inc.	$10,826
256	Newmont Corp.	15,276

		26,102

Multi-Utilities – 1.9%
392	CenterPoint Energy, Inc.	11,595
101	Consolidated Edison, Inc.	9,605
293	Dominion Energy, Inc.	23,384
68	DTE Energy Co.	8,619
323	Public Service Enterprise Group, Inc.	20,440
147	Sempra Energy	22,090
123	WEC Energy Group, Inc.	12,379

		108,112

Multiline Retail – 0.8%
79	Dollar General Corp.	19,390
71	Dollar Tree, Inc.*	11,065
103	Target Corp.	14,547

		45,002

Oil, Gas & Consumable Fuels – 0.8%
193	Devon Energy Corp.	10,636
838	Kinder Morgan, Inc.	14,045
173	ONEOK, Inc.	9,601
351	The Williams Cos., Inc.	10,955

		45,237

Personal Products – 0.3%
71	The Estee Lauder Cos., Inc. Class A	18,082

Pharmaceuticals – 4.3%
467	Bristol-Myers Squibb Co.	35,959
171	Eli Lilly & Co.	55,443
502	Johnson & Johnson	89,110
489	Merck & Co., Inc.	44,582
112	Zoetis, Inc.	19,252

		244,346

Professional Services – 0.5%
78	Equifax, Inc.	14,257
95	Jacobs Engineering Group, Inc.	12,077

		26,334

Road & Rail – 1.5%
818	CSX Corp.	23,771
90	Norfolk Southern Corp.	20,456
177	Union Pacific Corp.	37,751

		81,978

Semiconductors & Semiconductor Equipment – 2.5%
345	Advanced Micro Devices, Inc.*	26,382
95	Broadcom, Inc.	46,152
863	Intel Corp.	32,285
229	Texas Instruments, Inc.	35,186

		140,005

Common Stocks – (continued)
Software – 8.7%
115	Adobe, Inc.*	41,858
61	Autodesk, Inc.*	10,490
74	Cadence Design Systems, Inc.*	11,102
67	Intuit, Inc.	25,824
1,289	Microsoft Corp.	331,054
40	Roper Technologies, Inc.	15,786
203	salesforce.com, Inc.*	33,503
53	ServiceNow, Inc.*	25,203

		494,820

Specialty Retail – 2.6%
8	AutoZone, Inc.*	17,193
178	Lowe’s Cos., Inc.	31,091
32	O’Reilly Automotive, Inc.*	20,216
107	Ross Stores, Inc.	7,515
201	The Home Depot, Inc.	55,128
35	Ulta Beauty, Inc.*	13,492

		144,635

Technology Hardware, Storage & Peripherals – 6.4%
2,654	Apple, Inc.	362,855

Textiles, Apparel & Luxury Goods – 0.6%
338	NIKE, Inc. Class B	34,544

Trading Companies & Distributors – 0.4%
267	Fastenal Co.	13,329
24	W.W. Grainger, Inc.	10,906

		24,235

Wireless Telecommunication Services* – 0.4%
145	T-Mobile US, Inc.	19,508

TOTAL COMMON STOCKS
(Cost $5,954,501)		$5,348,563

TOTAL INVESTMENTS – 94.2%
(Cost $5,954,501)		$5,348,563

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.8%		326,534

NET ASSETS – 100.0%		$5,675,097

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
PLC	—Public Limited Company

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	2	09/16/22	$378,950	$3,554

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
S&P 500 Index	$4,025.00	07/29/2022	5	$2,012,500	$129,000	$69,913	$59,087
S&P 500 Index	3,910.00	08/31/2022	5	1,955,000	108,000	58,899	49,101
S&P 500 Index	3,590.00	09/30/2022	5	1,795,000	58,870	63,579	(4,709)

Total purchased option contracts			15	$5,762,500	$295,870	$192,391	$103,479
Written option contracts
Calls
S&P 500 Index	4,415.00	08/31/2022	(5)	$(2,207,500)	$(2,350)	$(35,087)	$32,737
S&P 500 Index	4,540.00	07/29/2022	(5)	(2,270,000)	(150)	(28,561)	28,411
S&P 500 Index	4,075.00	09/30/2022	(5)	(2,037,500)	(35,506)	(30,196)	(5,310)

			(15)	$(6,515,000)	$(38,006)	$(93,844)	$55,838
Puts
S&P 500 Index	3,380.00	08/31/2022	(5)	$(1,690,000)	$(23,500)	$(17,651)	$(5,849)
S&P 500 Index	3,440.00	07/29/2022	(5)	(1,720,000)	(11,300)	(21,891)	10,591
S&P 500 Index	3,130.00	09/30/2022	(5)	(1,565,000)	(18,184)	(19,471)	1,287

			(15)	$(4,975,000)	$(52,984)	$(59,013)	$6,029

Total written option contracts			(30)	$(11,490,000)	$(90,990)	$(152,857)	$61,867

TOTAL			(15)	$(5,727,500)	$204,880	$39,534	$165,346

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	Absolute Return Tracker Fund(a)	Commodity Strategy Fund(a)	Defensive Equity Fund
Assets:
Investments of unaffiliated issuers, at value (cost $1,781,383,556, $1,012,693,890 and $5,954,501, respectively)(b)	$1,702,422,324	$1,011,920,267	$5,348,563
Investments of affiliated issuers, at value (cost $1,883,111,275, $213,862,347 and $0, respectively)	1,883,111,275	213,862,347	—
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (cost $105,454,930, $0 and $0, respectively)	105,454,930	—	—
Purchased options, at value (premium paid $1,484,012, $0 and $192,391, respectively)	1,047,120	—	295,870
Cash	65,618,512	—	92,669
Foreign currencies, at value (cost $15,531,441, $0 and $0, respectively)	15,466,063	—	—
Unrealized gain on swap contracts	7,144,366	—	—
Unrealized gain on forward foreign currency exchange contracts	3,337,619	—	—
Receivables:
Due from broker — upfront payment	6,151,690	—	—
Collateral on certain derivative contracts(c)	117,920,525	—	23,100
Investments sold	50,043,302	—	1,061,176
Fund shares sold	7,634,579	2,322,855	—
Dividends and interest	2,325,083	—	3,836
Due from broker	544,831	—	—
Foreign tax reclaims	299,048	—	—
Securities lending income	103,181	—	—
Reimbursement from investment adviser	93,934	10,769	27,126
Other assets	516,731	2,072,756	39,781
Total assets	3,969,235,113	1,230,188,994	6,892,121

Liabilities:
Due to Custodian	—	638,153	—
Unrealized loss on swap contracts	3,052,249	—	—
Variation margin on swaps	16,690,088	—	—
Unrealized loss on forward foreign currency exchange contracts	856,442	—	—
Variation margin on futures contracts	9,329,547	23,547,284	3,175
Written option contracts, at value (premium received $363,740, $0 and $152,857, respectively)	420,380	—	90,990
Payables:
Payable upon return of securities loaned	105,454,930	—	—
Due to broker — upfront payment	—	86,833,451	—
Investments purchased	58,234,867	131,831	1,006,304
Fund shares redeemed	13,711,527	3,334,447	—
Due to broker	4,114,402	1,404,781	—
Management fees	1,763,622	483,369	2,478
Distribution and Service fees and Transfer Agency fees	170,922	68,535	560
Accrued expenses	569,517	271,986	113,517
Total liabilities	214,368,493	116,713,837	1,217,024

Net Assets:
Paid-in capital	3,960,017,076	1,042,163,465	6,267,656
Total distributable earnings (loss)	(205,150,456)	71,311,692	(592,559)
NET ASSETS	$3,754,866,620	$1,113,475,157	$5,675,097
Net Assets:
Class A	$48,642,576	$47,178,950	$205,880
Class C	6,846,034	6,597,807	306,287
Institutional	3,029,714,957	313,475,926	4,963,082
Investor	267,409,902	149,374,511	50,013
Class R6	156,252,794	175,632,558	50,127
Class R	1,425,438	4,420,662	49,580
Class P	244,574,919	416,794,743	50,128

Total Net Assets	$3,754,866,620	$1,113,475,157	$5,675,097
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	5,598,678	4,384,236	22,452
Class C	881,717	663,575	33,755
Institutional	333,883,639	28,672,974	539,305
Investor	29,880,644	13,660,397	5,438
Class R6	17,242,640	16,027,573	5,446
Class R	170,312	420,242	5,414
Class P	26,960,725	38,047,599	5,446
Net asset value, offering and redemption price per share:(d)
Class A	$8.69	$10.76	$9.17
Class C	7.76	9.94	9.07
Institutional	9.07	10.93	9.20
Investor	8.95	10.93	9.20
Class R6	9.06	10.96	9.20
Class R	8.37	10.52	9.16
Class P	9.07	10.95	9.20

(a)	Statements of Assets and Liabilities for the Absolute Return Tracker and Commodity Strategy Fund are consolidated and include the balances of Cayman Commodity-ART LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes loaned securities having a market value of $103,228,132, $0 and $0, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Options	Swaps
Absolute Return Tracker	$46,275,557	$7,611,659	$64,033,309

Defensive Equity	23,100	—	—
(d)	Maximum public offering price per share for Class A Shares of the Absolute Return Tracker, Commodity Strategy and Defensive Equity Funds is $9.20, $11.27 and $9.70, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	Absolute Return Tracker Fund(a)	Commodity Strategy Fund(a)	Defensive Equity Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $245,134, $0 and $12, respectively)	$18,772,127	$—	$38,299

Interest	18,589,602	1,718,153	16

Dividends — affiliated issuers	3,068,003	258,496	202

Securities lending income — affiliated issuers	335,536	—	—

Total investment income	40,765,268	1,976,649	38,517

Expenses:

Management fees	12,177,058	2,559,159	16,215

Transfer Agency fees(b)	928,181	214,010	1,590

Custody, accounting and administrative services	363,475	90,958	22,637

Printing and mailing costs	139,425	15,790	23,829

Registration fees	117,434	86,116	48,580

Professional fees	104,395	90,090	50,449

Distribution and Service (12b-1) fees(b)	95,358	91,264	1,430

Prime broker fees	32,185	—	—

Trustee fees	13,331	10,754	10,395

Service fees — Class C	9,351	6,720	328

Other	30,384	8,418	1,485

Total expenses	14,010,577	3,173,279	176,938

Less — expense reductions	(1,650,013)	(505,742)	(157,406)

Net expenses	12,360,564	2,667,537	19,532

NET INVESTMENT INCOME (LOSS)	28,404,704	(690,888)	18,985

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(73,675,364)	2,055,930	(388,066)

Purchased options	(1,818,878)	—	4,972

Futures contracts	74,463,452	5,395,540	(90,118)

Written options	(756,773)	—	269,145

Swap contracts	17,701,781	79,685,910	—

Forward foreign currency exchange contracts	21,706,587	—	—

Foreign currency transactions	(11,031,841)	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(339,121,223)	(750,324)	(1,014,351)

Purchased options	(65,905)	—	193,797

Futures contracts	(10,553,507)	2,511,447	(6,330)

Written options	(172,611)	—	43,812

Swap contracts	55,986	2,808	—

Forward foreign currency exchange contracts	6,663,817	—	—

Foreign currency translation	(1,918,123)	—	—

Net realized and unrealized gain (loss)	(318,522,602)	88,901,311	(987,139)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(290,117,898)	$88,210,423	$(968,154)

(a)	Statement of Operations for the Absolute Return Tracker Fund and Commodity Strategy Fund are consolidated and include the balances of a wholly-owned subsidiary, Cayman Commodity-ART, LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Distribution and/or Service (12b-1) and Transfer Agency Fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Absolute Return Tracker	$63,691	$28,052	$3,615	$40,763	$5,984	$606,253	$215,094	$22,359	$1,157	$36,571
Commodity Strategy	60,215	20,158	10,891	28,903	3,225	61,009	56,348	16,040	2,614	45,871
Defensive Equity	314	985	131	201	210	1,079	42	8	42	8

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statements of Changes in Net Assets

	Absolute Return Tracker Fund(a)		Commodity Strategy Fund(a)
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
From operations:

Net investment income (loss)	$28,492,017	$10,389,413	$(690,888)	$(2,292,228)

Net realized gain	26,578,551	199,473,869	87,137,380	112,125,493

Net change in unrealized gain (loss)	(345,188,466)	8,788,664	1,763,931	(21,627,129)

Net increase (decrease) in net assets resulting from operations	(290,117,898)	218,651,946	88,210,423	88,206,136

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(4,908,995)	(20,551)	(5,752,510)

Class C Shares	—	(780,933)	—	(463,509)

Institutional Shares	—	(251,781,263)	(644,624)	(31,246,856)

Investor Shares	—	(20,262,094)	(280,724)	(5,021,769)

Class R6 Shares	—	(12,919,930)	(361,724)	(13,507,757)

Class R Shares	—	(134,664)	—	(463,777)

Class P Shares	—	(20,270,234)	(872,154)	(20,048,961)

Total distributions to shareholders	—	(311,058,113)	(2,179,777)	(76,505,139)

From share transactions:

Proceeds from sales of shares	1,017,837,911	1,612,413,440	767,507,928	336,827,798

Reinvestment of distributions	—	228,421,762	1,987,147	65,973,579

Cost of shares redeemed	(638,769,412)	(1,552,144,654)	(263,442,749)	(125,874,133)

Net increase in net assets resulting from share transactions	379,068,499	288,690,548	506,052,326	276,927,244

TOTAL INCREASE	88,950,601	196,284,381	592,082,972	288,628,241

Net assets:

Beginning of period	3,665,916,019	3,469,631,638	521,392,185	232,763,944

End of period	$3,754,866,620	$3,665,916,019	$1,113,475,157	$521,392,185

(a)	Statements of Changes in Net Assets for the Absolute Return Tracker Fund and Commodity Strategy Fund are consolidated and include the balances of a wholly-owned subsidiary, Cayman Commodity-ART, LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statements of Changes in Net Assets (continued)

	Defensive Equity Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
From operations:

Net investment income	$18,985	$30,609

Net realized gain (loss)	(204,067)	783,924

Net change in unrealized gain (loss)	(783,072)	3,547

Net increase (decrease) in net assets resulting from operations	(968,154)	818,080

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(17,059)

Class C Shares	—	(7,588)

Institutional Shares	—	(497,162)

Investor Shares	—	(4,551)

Class R6 Shares	—	(4,623)

Class R Shares	—	(4,340)

Class P Shares	—	(4,623)

Total distributions to shareholders	—	(539,946)

From share transactions:

Proceeds from sales of shares	410,573	1,097,648

Reinvestment of distributions	—	539,946

Cost of shares redeemed	(698,491)	(519,323)

Net increase (decrease) in net assets resulting from share transactions	(287,918)	1,118,271

TOTAL INCREASE (DECREASE)	(1,256,072)	1,396,405

Net assets:

Beginning of period	6,931,169	5,534,764

End of period	$5,675,097	$6,931,169

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.40		$9.69	$9.44	$8.84	$9.31	$9.02

Net investment income (loss)(a)	0.05		(0.01)	(0.01)	0.10	0.07	— (b)

Net realized and unrealized gain (loss)	(0.76)		0.59	0.32	0.81	(0.33)	0.62

Total from investment operations	(0.71)		0.58	0.31	0.91	(0.26)	0.62

Distributions to shareholders from net investment income	—		—	(0.01)	(0.09)	(0.07)	—

Distributions to shareholders from net realized gains	—		(0.87)	(0.05)	(0.22)	(0.14)	(0.33)

Total distributions	—		(0.87)	(0.06)	(0.31)	(0.21)	(0.33)

Net asset value, end of period	$8.69		$9.40	$9.69	$9.44	$8.84	$9.31

Total return(c)	(7.55)%		6.09%	3.29%	10.36%	(2.80)%	6.93%

Net assets, end of period (in 000s)	$48,643		$57,882	$61,642	$80,596	$65,635	$52,427

Ratio of net expenses to average net assets	1.01	%(d)	1.04%	0.96%	0.97%	1.00%	1.03%

Ratio of total expenses to average net assets	1.09	%(d)	1.09%	1.11%	1.11%	1.26%	1.61%

Ratio of net investment income (loss) to average net assets	1.11	%(d)	(0.10)%	(0.10)%	1.08%	0.73%	(0.04)%

Portfolio turnover rate(e)	75%		133%	193%	127%	137%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018		2017
Per Share Data

Net asset value, beginning of period	$8.43		$8.84	$8.69	$8.14	$8.61		$8.43

Net investment income (loss)(a)	0.02		(0.08)	(0.07)	0.03	—	(b)	(0.07)

Net realized and unrealized gain (loss)	(0.69)		0.54	0.28	0.75	(0.31)		0.58

Total from investment operations	(0.67)		0.46	0.21	0.78	(0.31)		0.51

Distributions to shareholders from net investment income	—		—	(0.01)	(0.01)	(0.02)		—

Distributions to shareholders from net realized gains	—		(0.87)	(0.05)	(0.22)	(0.14)		(0.33)

Total distributions	—		(0.87)	(0.06)	(0.23)	(0.16)		(0.33)

Net asset value, end of period	$7.76		$8.43	$8.84	$8.69	$8.14		$8.61

Total return(c)	(7.95)%		5.31%	2.43%	9.69%	(3.60)%		6.10%

Net assets, end of period (in 000s)	$6,846		$7,973	$9,638	$15,761	$18,985		$13,718

Ratio of net expenses to average net assets	1.76	%(d)	1.79%	1.71%	1.72%	1.75%		1.78%

Ratio of total expenses to average net assets	1.84	%(d)	1.84%	1.86%	1.86%	2.00%		2.36%

Ratio of net investment income (loss) to average net assets	0.40	%(d)	(0.84)%	(0.84)%	0.34%	—	%(e)	(0.81)%

Portfolio turnover rate(f)	75%		133%	193%	127%	137%		76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.80		$10.03	$9.74	$9.10	$9.58	$9.23

Net investment income(a)	0.07		0.03	0.03	0.14	0.11	0.03

Net realized and unrealized gain (loss)	(0.80)		0.61	0.32	0.85	(0.35)	0.65

Total from investment operations	(0.73)		0.64	0.35	0.99	(0.24)	0.68

Distributions to shareholders from net investment income	—		—	(0.01)	(0.13)	(0.10)	— (b)

Distributions to shareholders from net realized gains	—		(0.87)	(0.05)	(0.22)	(0.14)	(0.33)

Total distributions	—		(0.87)	(0.06)	(0.35)	(0.24)	(0.33)

Net asset value, end of period	$9.07		$9.80	$10.03	$9.74	$9.10	$9.58

Total return(c)	(7.45)%		6.48%	3.60%	10.91%	(2.47)%	7.46%

Net assets, end of period (in 000s)	$3,029,715		$2,955,943	$2,928,949	$2,852,690	$2,129,116	$1,510,457

Ratio of net expenses to average net assets	0.64	%(d)	0.68%	0.58%	0.59%	0.61%	0.64%

Ratio of total expenses to average net assets	0.72	%(d)	0.72%	0.73%	0.73%	0.88%	1.21%

Ratio of net investment income to average net assets	1.53	%(d)	0.30%	0.28%	1.46%	1.13%	0.36%

Portfolio turnover rate(e)	75%		133%	193%	127%	137%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Investor Shares(a)
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.67		$9.92	$9.64	$9.02	$9.50	$9.17

Net investment income(b)	0.07		0.02	0.02	0.13	0.10	0.03

Net realized and unrealized gain (loss)	(0.79)		0.60	0.32	0.83	(0.35)	0.63

Total from investment operations	(0.72)		0.62	0.34	0.96	(0.25)	0.66

Distributions to shareholders from net investment income	—		—	(0.01)	(0.12)	(0.09)	—

Distributions to shareholders from net realized gains	—		(0.87)	(0.05)	(0.22)	(0.14)	(0.33)

Total distributions	—		(0.87)	(0.06)	(0.34)	(0.23)	(0.33)

Net asset value, end of period	$8.95		$9.67	$9.92	$9.64	$9.02	$9.50

Total return(c)	(7.45)%		6.35%	3.54%	10.66%	(2.58)%	7.25%

Net assets, end of period (in 000s)	$267,410		$243,761	$246,694	$370,779	$254,436	$93,650

Ratio of net expenses to average net assets	0.76	%(d)	0.79%	0.71%	0.72%	0.75%	0.78%

Ratio of total expenses to average net assets	0.84	%(d)	0.84%	0.86%	0.87%	0.98%	1.35%

Ratio of net investment income to average net assets	1.45	%(d)	0.16%	0.16%	1.33%	1.08%	0.28%

Portfolio turnover rate(e)	75%		133%	193%	127%	137%	76%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.78		$10.02	$9.72	$9.09	$9.57	$9.23

Net investment income(a)	0.07		0.05	0.03	0.14	0.12	0.04

Net realized and unrealized gain (loss)	(0.79)		0.58	0.33	0.84	(0.36)	0.63

Total from investment operations	(0.72)		0.63	0.36	0.98	(0.24)	0.67

Distributions to shareholders from net investment income	—		—	(0.01)	(0.13)	(0.10)	—

Distributions to shareholders from net realized gains	—		(0.87)	(0.05)	(0.22)	(0.14)	(0.33)

Total distributions	—		(0.87)	(0.06)	(0.35)	(0.24)	(0.33)

Net asset value, end of period	$9.06		$9.78	$10.02	$9.72	$9.09	$9.57

Total Return(c)	(7.36)%		6.38%	3.71%	10.82%	(2.46)%	7.36%

Net assets, end of period (in 000s)	$156,253		$153,588	$9,353	$9,284	$6,030	$2,226

Ratio of net expenses to average net assets	0.63	%(d)	0.66%	0.57%	0.58%	0.60%	0.62%

Ratio of total expenses to average net assets	0.71	%(d)	0.70%	0.72%	0.72%	0.84%	1.19%

Ratio of net investment income to average net assets	1.52	%(d)	0.51%	0.29%	1.47%	1.20%	0.39%

Portfolio turnover rate(e)	75%		133%	193%	127%	137%	76%

(a)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.06		$9.40	$9.18	$8.61	$9.08	$8.82

Net investment income (loss)(a)	0.04		(0.03)	(0.03)	0.08	0.04	(0.03)

Net realized and unrealized gain (loss)	(0.73)		0.56	0.31	0.78	(0.33)	0.62

Total from investment operations	(0.69)		0.53	0.28	0.86	(0.29)	0.59

Distributions to shareholders from net investment income	—		—	(0.01)	(0.07)	(0.04)	—

Distributions to shareholders from net realized gains	—		(0.87)	(0.05)	(0.22)	(0.14)	(0.33)

Total distributions	—		(0.87)	(0.06)	(0.29)	(0.18)	(0.33)

Net asset value, end of period	$8.37		$9.06	$9.40	$9.18	$8.61	$9.08

Total return(b)	(7.62)%		5.73%	3.06%	10.06%	(3.13)%	6.74%

Net assets, end of period (in 000s)	$1,425		$1,536	$1,562	$2,347	$1,954	$2,150

Ratio of net expenses to average net assets	1.26	%(c)	1.29%	1.21%	1.22%	1.25%	1.28%

Ratio of total expenses to average net assets	1.34	%(c)	1.34%	1.36%	1.37%	1.53%	1.86%

Ratio of net investment income (loss) to average net assets	0.86	%(c)	(0.33)%	(0.35)%	0.83%	0.45%	(0.31)%

Portfolio turnover rate(d)	75%		133%	193%	127%	137%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018*
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$9.79		$10.02	$9.73	$9.09	$9.64

Net investment income(a)	0.07		0.03	0.03	0.14	0.10

Net realized and unrealized gain (loss)	(0.79)		0.61	0.32	0.85	(0.41)

Total from investment operations	(0.72)		0.64	0.35	0.99	(0.31)

Distributions to shareholders from net investment income	—		—	(0.01)	(0.13)	(0.10)

Distributions to shareholders from net realized gains	—		(0.87)	(0.05)	(0.22)	(0.14)

Total distributions	—		(0.87)	(0.06)	(0.35)	(0.24)

Net asset value, end of period	$9.07		$9.79	$10.02	$9.73	$9.09

Total return(b)	(7.35)%		6.48%	3.61%	10.93%	(3.17)%

Net assets, end of period (in 000s)	$244,575		$245,233	$211,794	$219,701	$152,975

Ratio of net expenses to average net assets	0.63	%(c)	0.66%	0.57%	0.58%	0.59	%(c)

Ratio of total expenses to average net assets	0.71	%(c)	0.71%	0.72%	0.72%	0.74	%(c)

Ratio of net investment income to average net assets	0.71	%(c)	0.33%	0.29%	1.48%	1.41	%(c)

Portfolio turnover rate(d)	75%		133%	193%	127%	137%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.90		$7.79	$10.17	$9.66	$11.49	$11.68

Net investment income (loss)(a)	(0.03)		(0.09)	(0.03)	0.14	0.10	0.02

Net realized and unrealized gain (loss)	1.90		2.67	(2.33)	1.44	(1.84)	0.43

Total from investment operations	1.87		2.58	(2.36)	1.58	(1.74)	0.45

Distributions to shareholders from net investment income	(0.01)		(1.47)	(0.02)	(0.18)	(0.09)	(0.52)

Distributions to shareholders from return of capital	—		—	—	(0.89)	—	(0.12)

Total distributions	(0.01)		(1.47)	(0.02)	(1.07)	(0.09)	(0.64)

Net asset value, end of period	$10.76		$8.90	$7.79	$10.17	$9.66	$11.49

Total return(b)	20.95%		33.03%	(23.16)%	16.31%	(15.17)%	3.95%

Net assets, end of period (in 000s)	$47,179		$40,183	$15,324	$22,569	$25,351	$46,809

Ratio of net expenses to average net assets	0.91	%(c)	0.92%	0.80%	0.84%	0.84%	0.86%

Ratio of total expenses to average net assets	0.94	%(c)	1.08%	1.28%	1.09%	1.01%	1.01%

Ratio of net investment income (loss) to average net assets	(0.50	)%(c)	(0.90)%	(0.39)%	1.34%	0.88%	0.16%

Portfolio turnover rate(d)	—%		83%	70%	52%	46%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.25		$7.32	$9.61	$9.17	$10.92	$11.15

Net investment income (loss)(a)	(0.06)		(0.15)	(0.08)	0.08	0.02	(0.07)

Net realized and unrealized gain (loss)	1.75		2.50	(2.21)	1.35	(1.75)	0.42

Total from investment operations	1.69		2.35	(2.29)	1.43	(1.73)	0.35

Distributions to shareholders from net investment income	—		(1.42)	—	(0.17)	(0.02)	(0.46)

Distributions to shareholders from return of capital	—		—	—	(0.82)	—	(0.12)

Total distributions	—		(1.42)	—	(0.99)	(0.02)	(0.58)

Net asset value, end of period	$9.94		$8.25	$7.32	$9.61	$9.17	$10.92

Total return(b)	20.48%		32.04%	(23.77)%	15.54%	(15.84)%	3.16%

Net assets, end of period (in 000s)	$6,598		$3,125	$1,340	$2,271	$2,472	$2,949

Ratio of net expenses to average net assets	1.66	%(c)	1.67%	1.55%	1.59%	1.59%	1.61%

Ratio of total expenses to average net assets	1.69	%(c)	1.83%	2.03%	1.84%	1.76%	1.76%

Ratio of net investment income (loss) to average net assets	(1.21	)%(c)	(1.65)%	(1.12)%	0.81%	0.14%	(0.68)%

Portfolio turnover rate(d)	—%		83%	70%	52%	46%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.04		$7.88	$10.28	$9.74	$11.61	$11.80

Net investment income (loss)(a)	(0.01)		(0.06)	(0.01)	0.09	0.15	0.09

Net realized and unrealized gain (loss)	1.92		2.71	(2.36)	1.56	(1.88)	0.40

Total from investment operations	1.91		2.65	(2.37)	1.65	(1.73)	0.49

Distributions to shareholders from net investment income	(0.02)		(1.49)	(0.03)	(0.19)	(0.14)	(0.56)

Distributions to shareholders from return of capital	—		—	—	(0.92)	—	(0.12)

Total distributions	(0.02)		(1.49)	(0.03)	(1.11)	(0.14)	(0.68)

Net asset value, end of period	$10.93		$9.04	$7.88	$10.28	$9.74	$11.61

Total return(b)	21.15%		33.52%	(22.96)%	16.77%	(14.89)%	4.28%

Net assets, end of period (in 000s)	$313,476		$206,782	$127,172	$156,673	$259,239	$314,888

Ratio of net expenses to average net assets	0.58	%(c)	0.59%	0.47%	0.50%	0.50%	0.52%

Ratio of total expenses to average net assets	0.61	%(c)	0.75%	0.96%	0.74%	0.66%	0.66%

Ratio of net investment income (loss) to average net assets	(0.14	)%(c)	(0.57)%	(0.10)%	0.81%	1.23%	0.78%

Portfolio turnover rate(d)	—%		83%	70%	52%	46%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Investor Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.04		$7.89	$10.29	$9.75	$11.61	$11.81

Net investment income (loss)(a)	(0.01)		(0.07)	(0.01)	(0.04)	0.14	(0.02)

Net realized and unrealized gain (loss)	1.92		2.71	(2.37)	1.68	(1.87)	0.49

Total from investment operations	1.91		2.64	(2.38)	1.64	(1.73)	0.47

Distributions to shareholders from net investment income	(0.02)		(1.49)	(0.02)	(0.18)	(0.13)	(0.55)

Distributions to shareholders from return of capital	—		—	—	(0.92)	—	(0.12)

Total distributions	(0.02)		(1.49)	(0.02)	(1.10)	(0.13)	(0.67)

Net asset value, end of period	$10.93		$9.04	$7.89	$10.29	$9.75	$11.61

Total return(b)	21.13%		33.33%	(22.99)%	16.73%	(14.97)%	4.08%

Net assets, end of period (in 000s)	$149,375		$33,337	$3,115	$6,651	$8,272	$8,586

Ratio of net expenses to average net assets	0.66	%(c)	0.67%	0.55%	0.59%	0.59%	0.61%

Ratio of total expenses to average net assets	0.69	%(c)	0.81%	1.02%	0.83%	0.75%	0.75%

Ratio of net investment income (loss) to average net assets	(0.15	)%(c)	(0.66)%	(0.09)%	(0.36)%	1.15%	(0.18)%

Portfolio turnover rate(d)	—%		83%	70%	52%	46%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.06		$7.90	$10.30	$9.76	$11.62	$11.80

Net investment income (loss)(a)	(0.01)		(0.05)	(0.01)	0.38	0.14	(0.45)

Net realized and unrealized gain (loss)	1.93		2.70	(2.36)	1.27	(1.87)	0.95

Total from investment operations	1.92		2.65	(2.37)	1.65	(1.73)	0.50

Distributions to shareholders from net investment income	(0.02)		(1.49)	(0.03)	(0.19)	(0.13)	(0.56)

Distributions to shareholders from return of capital	—		—	—	(0.92)	—	(0.12)

Total distributions	(0.02)		(1.49)	(0.03)	(1.11)	(0.13)	(0.68)

Net asset value, end of period	$10.96		$9.06	$7.90	$10.30	$9.76	$11.62

Total return(b)	21.21%		33.44%	(22.92)%	16.87%	(14.96)%	4.29%

Net assets, end of period (in 000s)	$175,633		$94,836	$83,227	$85,170	$182	$90

Ratio of net expenses to average net assets	0.57	%(c)	0.58%	0.46%	0.49%	0.49%	0.50%

Ratio of total expenses to average net assets	0.60	%(c)	0.75%	0.96%	0.75%	0.68%	0.66%

Ratio of net investment income (loss) to average net assets	(0.15	)%(c)	(0.55)%	(0.09)%	3.52%	1.15%	(4.04)%

Portfolio turnover rate(d)	—%		83%	70%	52%	46%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.71		$7.64	$9.99	$9.50	$11.31	$11.51

Net investment income (loss)(a)	(0.04)		(0.11)	(0.05)	0.16	0.07	(0.04)

Net realized and unrealized gain (loss)	1.85		2.62	(2.29)	1.38	(1.81)	0.45

Total from investment operations	1.81		2.51	(2.34)	1.54	(1.74)	0.41

Distributions to shareholders from net investment income	—		(1.44)	(0.01)	(0.18)	(0.07)	(0.49)

Distributions to shareholders from return of capital	—		—	—	(0.87)	—	(0.12)

Total distributions	—		(1.44)	(0.01)	(1.05)	(0.07)	(0.61)

Net asset value, end of period	$10.52		$8.71	$7.64	$9.99	$9.50	$11.31

Total return(b)	20.78%		32.73%	(23.36)%	16.11%	(15.40)%	3.60%

Net assets, end of period (in 000s)	$4,421		$3,271	$1,903	$2,280	$2,233	$2,892

Ratio of net expenses to average net assets	1.16	%(c)	1.17%	1.05%	1.09%	1.09%	1.11%

Ratio of total expenses to average net assets	1.19	%(c)	1.33%	1.54%	1.34%	1.25%	1.26%

Ratio of net investment income (loss) to average net assets	(0.74	)%(c)	(1.15)%	(0.68)%	1.53%	0.64%	(0.40)%

Portfolio turnover rate(d)	—%		83%	70%	52%	46%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018*
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$9.06		$7.90	$10.29	$9.76	$12.11

Net investment income (loss)(a)	(0.01)		(0.06)	— (b)	(0.25)	0.12

Net realized and unrealized gain (loss)	1.92		2.71	(2.36)	1.89	(2.33)

Total from investment operations	1.91		2.65	(2.36)	1.64	(2.21)

Distributions to shareholders from net investment income	(0.02)		(1.49)	(0.03)	(0.19)	(0.14)

Distributions to shareholders from return of capital	—		—	—	(0.92)	—

Total distributions	(0.02)		(1.49)	(0.03)	(1.11)	(0.14)

Net asset value, end of period	$10.95		$9.06	$7.90	$10.29	$9.76

Total return(c)	21.11%		33.46%	(22.84)%	16.73%	(18.31)%

Net assets, end of period (in 000s)	$416,795		$139,858	$684	$977	$3,167

Ratio of net expenses to average net assets	0.57	%(d)	0.58%	0.45%	0.48%	0.45	%(d)

Ratio of total expenses to average net assets	0.60	%(d)	0.72%	0.94%	0.72%	0.65	%(d)

Ratio of net investment income (loss) to average net assets	(0.10	)%(d)	(0.57)%	(0.04)%	(2.28)%	1.43	%(d)

Portfolio turnover rate(e)	—%		83%	70%	52%	46%

*	Commenced operations on April 17, 2018.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.70		$10.19	$10.00

Net investment income(b)	0.02		0.02	0.01

Net realized and unrealized gain (loss)	(1.55)		1.39	0.19

Total from investment operations	(1.53)		1.41	0.20

Distributions to shareholders from net investment income	—		(0.03)	(0.01)

Distributions to shareholders from net realized gains	—		(0.87)	—	(c)

Total distributions	—		(0.90)	(0.01)

Net asset value, end of period	$9.17		$10.70	$10.19

Total return(d)	(14.03)%		13.88%	2.04%

Net assets, end of period (in 000s)	$206		$315	$79

Ratio of net expenses to average net assets	0.94	%(e)	0.94%	0.94	%(e)

Ratio of total expenses to average net assets	6.02	%(e)	8.09%	10.42	%(e)

Ratio of net investment income to average net assets	0.32	%(e)	0.14%	0.42	%(e)

Portfolio turnover rate(f)	88%		305%	26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.63		$10.18	$10.00

Net investment loss(b)	(0.02)		(0.06)	(0.01)

Net realized and unrealized gain (loss)	(1.54)		1.38	0.19

Total from investment operations	(1.56)		1.32	0.18

Distributions to shareholders from net investment income	—		—	—

Distributions to shareholders from net realized gains	—		(0.87)	—	(c)

Total distributions	—		(0.87)	—

Net asset value, end of period	$9.07		$10.63	$10.18

Total return(d)	(14.41)%		12.97%	1.81%

Net assets, end of period (in 000s)	$306		$100	$51

Ratio of net expenses to average net assets	1.69	%(e)	1.69%	1.69	%(e)

Ratio of total expenses to average net assets	6.96	%(e)	9.66%	11.70	%(e)

Ratio of net investment loss to average net assets	(0.39	)%(e)	(0.59)%	(0.28	)%(e)

Portfolio turnover rate(f)	88%		305%	26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.72		$10.19	$10.00

Net investment income(b)	0.03		0.06	0.02

Net realized and unrealized gain (loss)	(1.55)		1.39	0.19

Total from investment operations	(1.52)		1.45	0.21

Distributions to shareholders from net investment income	—		(0.05)	(0.02)

Distributions to shareholders from net realized gains	—		(0.87)	—	(c)

Total distributions	—		(0.92)	(0.02)

Net asset value, end of period	$9.20		$10.72	$10.19

Total return(d)	(13.91)%		14.24%	2.11%

Net assets, end of period (in 000s)	$4,963		$6,283	$5,201

Ratio of net expenses to average net assets	0.57	%(e)	0.57%	0.57	%(e)

Ratio of total expenses to average net assets	5.71	%(e)	9.46%	10.45	%(e)

Ratio of net investment income to average net assets	0.69	%(e)	0.52%	0.84	%(e)

Portfolio turnover rate(f)	88%		305%	26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Investor Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.72		$10.19	$10.00

Net investment income(b)	0.03		0.04	0.02

Net realized and unrealized gain (loss)	(1.55)		1.40	0.19

Total from investment operations	(1.52)		1.44	0.21

Distributions to shareholders from net investment income	—		(0.04)	(0.02)

Distributions to shareholders from net realized gains	—		(0.87)	—	(c)

Total distributions	—		(0.91)	(0.02)

Net asset value, end of period	$9.20		$10.72	$10.19

Total return(d)	(14.01)%		14.12%	2.08%

Net assets, end of period (in 000s)	$50		$58	$51

Ratio of net expenses to average net assets	0.69	%(e)	0.69%	0.69	%(e)

Ratio of total expenses to average net assets	5.84	%(e)	9.60%	10.70	%(e)

Ratio of net investment income to average net assets	0.57	%(e)	0.40%	0.72	%(e)

Portfolio turnover rate(f)	88%		305%	26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.72		$10.19	$10.00

Net investment income(b)	0.03		0.06	0.02

Net realized and unrealized gain (loss)	(1.55)		1.39	0.19

Total from investment operations	(1.52)		1.45	0.21

Distributions to shareholders from net investment income	—		(0.05)	(0.02)

Distributions to shareholders from net realized gains	—		(0.87)	—	(c)

Total distributions	—		(0.92)	(0.02)

Net asset value, end of period	$9.20		$10.72	$10.19

Total return(d)	(13.91)%		14.25%	2.11%

Net assets, end of period (in 000s)	$50		$58	$51

Ratio of net expenses to average net assets	0.56	%(e)	0.56%	0.57	%(e)

Ratio of total expenses to average net assets	5.71	%(e)	9.47%	10.58	%(e)

Ratio of net investment income to average net assets	0.70	%(e)	0.53%	0.84	%(e)

Portfolio turnover rate(f)	88%		305%	26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.70		$10.19	$10.00

Net investment income (loss)(b)	—		(0.01)	0.01

Net realized and unrealized gain (loss)	(1.54)		1.39	0.19

Total from investment operations	(1.54)		1.38	0.20

Distributions to shareholders from net investment income	—		—	(0.01)

Distributions to shareholders from net realized gains	—		(0.87)	—	(c)

Total distributions	—		(0.87)	(0.01)

Net asset value, end of period	$9.16		$10.70	$10.19

Total return(d)	(14.22)%		13.54%	1.95%

Net assets, end of period (in 000s)	$50		$58	$51

Ratio of net expenses to average net assets	1.19	%(e)	1.19%	1.19	%(e)

Ratio of total expenses to average net assets	6.33	%(e)	10.10%	11.20	%(e)

Ratio of net investment income (loss) to average net assets	0.07	%(e)	(0.09)%	0.22	%(e)

Portfolio turnover rate(f)	88%		305%	26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.72		$10.19	$10.00

Net investment income(b)	0.03		0.06	0.02

Net realized and unrealized gain (loss)	(1.55)		1.39	0.19

Total from investment operations	(1.52)		1.45	0.21

Distributions to shareholders from net investment income	—		(0.05)	(0.02)

Distributions to shareholders from net realized gains	—		(0.87)	—	(c)

Total distributions	—		(0.92)	(0.02)

Net asset value, end of period	$9.20		$10.72	$10.19

Total return(d)	(13.91)%		14.24%	2.11%

Net assets, end of period (in 000s)	$50		$58	$51

Ratio of net expenses to average net assets	0.56	%(e)	0.56%	0.56	%(e)

Ratio of total expenses to average net assets	5.71	%(e)	9.47%	10.57	%(e)

Ratio of net investment income to average net assets	0.70	%(e)	0.53%	0.85	%(e)

Portfolio turnover rate(f)	88%		305%	26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements

June 30, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Shares Classes Offered	Diversified/ Non-diversified
Absolute Return Tracker, Commodity Strategy, and Defensive Equity	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares of the Absolute Return Tracker Fund and the Defensive Equity Fund are sold with a front-end sales charge of up to 5.50%. Class A Shares of the Commodity Strategy Fund are sold with a front-end sales charge of up to 4.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements with the Trust. Core Commodity Management, LLC (“Core Commodity” or the “Sub-Adviser”) serves as a sub-adviser to the Commodity Strategy Fund. GSAM compensates the Sub- Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Commodity Strategy Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Basis of Consolidation for Absolute Return Tracker Fund and Commodity Strategy Fund — Cayman Commodity-ART, LLC., and Cayman Commodity-CSF, LTD., (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Absolute Return Tracker and Commodity Strategy Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of June 30, 2022, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets
Absolute Return Tracker	$3,754,866,620	$138,380,240	3.7%
Commodity Strategy	1,113,475,157	208,216,601	18.7

B.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained

63

GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statements and Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Absolute Return Tracker and Defensive Equity Fund	Annually	Annually
Commodity Strategy	Semi-Annually	Annually

The Subsidiaries are classified as controlled foreign corporations under the Code. Therefore, the Funds are required to decrease their taxable income by their share of their Subsidiaries’ income. Net losses of a Subsidiary cannot be deducted by the Funds in the current period nor carried forward to offset taxable income in future periods. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statement and Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close

64

GOLDMAN SACHS ALTERNATIVE FUNDS II

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value

65

GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements and Consolidated Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules and Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

66

GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iii.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

67

GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2022:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$11,180,197	$—

Europe	25,750,436	76,174,009	—

North America	883,428,022	52,313	—

South America	27,645	109,970	—

Exchange Traded Funds	705,699,732	—	—

Investment Company	1,883,111,275	—	—

Total	$3,498,017,110	$87,516,489	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$3,337,619	$—

Futures Contracts(b)	7,180,755	—	—

Total Return Swap Contracts(b)	—	7,144,366	—

Purchased Options Contracts	1,047,120	—	—

Total	$8,227,875	$10,481,985	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(856,442)	$—

Futures Contracts(b)	(15,035,881)	—	—

Credit Default Swap Contracts(b)	—	(7,506,821)	—

Total Return Swap Contracts(b)	—	(3,052,249)	—

Written Options Contracts	(420,380)	—	—

Total	$(15,456,261)	$(11,415,512)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$19,993,750	$—	$—

Investment Company	213,862,347	—	—

Short-term Investments	991,926,517	—	—

Total	$1,225,782,614	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$25,689,951	$—	$—

Liabilities(a)

Futures Contracts	$(41,207,557)	$—	$—

DEFENSIVE EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(b)

Europe	$186,774	$—	$—

North America	5,161,789	—	—

Total	$5,348,563	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$3,554	$—	$—

Purchased Options Contracts	295,870	—	—

Total	$299,424	$—	$—

Liabilities

Written Option Contracts	$(90,990)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedule and Consolidated Schedules of Investments.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2022. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

ABSOLUTE RETURN TRACKER
Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Interest	Variation margin on swap contracts	$2,041,286	(a)	Variation margin on futures contracts	$(1,499,033)	(a)
Credit	—	—		Variation margin on swap contracts	(7,506,821)	(a)
Commodity	Variation margin on futures contracts	4,386,566	(a)	Variation margin on futures contracts	(7,641,106)	(a)
Equity	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts; Purchased options, at value	7,944,039	(a)	Payable for unrealized loss on swap contracts; Variation margin on futures contracts; Written options, at value	(9,368,371)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	3,337,619		Payable for unrealized loss on forward foreign currency exchange contracts	(856,442)
Total		$17,709,510			$(26,871,773)

COMMODITY STRATEGY
Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities
Commodity	Variation margin on futures contracts	$25,689,951	(a)	Variation margin on futures contracts	$(41,207,557)	(a)

DEFENSIVE EQUITY
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts; Purchased options, at value	$299,424	(a)	Written options, at value	$(90,990)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the the Schedule and Consolidated Schedule of Investments. Only the variation margin as of June 30, 2022, is reported within the Statement and Consolidated Statement of Assets and Liabilities.
(b)	Aggregate of amounts include $ 3,052,249 for the Absolute Return Tracker Fund which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These

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GOLDMAN SACHS ALTERNATIVE FUNDS II

4. INVESTMENTS IN DERIVATIVES (continued)

gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statements of Operations:

ABSOLUTE RETURN TRACKER
Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$37,527,786	$370,212
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(4,758,057)	(9,017,251)
Commodity	Net realized gain (loss) from futures contracts /Net change in unrealized gain (loss) on futures contracts	46,580,936	(4,607,090)
Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	10,238,917	2,518,092
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	21,706,587	6,663,817
Total		$111,296,169	$(4,072,220)

COMMODITY STRATEGY
Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Commodity	Net realized gain from swap contracts and futures contracts/ Net change in unrealized gain on swap contracts and futures contracts	$85,081,450	$2,514,255

DEFENSIVE EQUITY
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain on futures contracts, purchased options and written options	$183,999	$231,279

For the six months ended June 30, 2022, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)
Fund	Fowards	Futures contracts	Swap Agreements	Purchased Options	Written Options
Absolute Return Tracker	$250,888,777	14,427	$1,540,643,680	383,500	10,175
Commodity Strategy	—	7,311	740,591,794	—	—
Defensive Equity	—	2	—	1,571	3,429

(a)	Amounts disclosed represent the average number of contracts for futures contracts, notional amounts for swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of the volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2022.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2022, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Absolute Return Tracker	0.70%	0.63%	0.60%	0.59%	0.53%	0.63%	0.58	%(a)
Commodity Strategy	0.50	0.50	0.45	0.43	0.42	0.50	0.40	(a)
Defensive Equity	0.53	0.48	0.45	0.44	0.43	0.53	0.52

^	Effective Net Management Rate includes impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Fund’s Subsidiary Agreement (as defined below) after the waivers.

GSAM also provides management services to the Subsidiaries pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of each Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of each Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary agreement. For the six months ended June 30, 2022, GSAM waived $273,779 and $385,150 of each Fund’s management fee for the Absolute Return Tracker and Commodity Strategy Funds, respectively.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended June 30, 2022, the management fee waived by GSAM was for each Fund as follows:

Fund	Management Fee Waived
Absolute Return Tracker	$855,582
Commodity Strategy	80,950
Defensive Equity	154

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for

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GOLDMAN SACHS ALTERNATIVE FUNDS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2022, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Absolute Return Tracker	$5,481	$—
Commodity Strategy	18,002	—
Defensive Equity	3,556	388

D.  Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Absolute Return Tracker and Defensive Equity Fund; 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Commodity Strategy Fund; 0.03% of the average daily net assets of Class R6 and P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Absolute Return Tracker, Commodity Strategy and Defensive Equity Funds are 0.014%, 0.074% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above. The Subsidiaries also pay certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit each Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Absolute Return Tracker and Commodity Strategy Funds.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Absolute Return Tracker	$1,129,361	$520,652	$1,650,013
Commodity Strategy	466,100	39,642	505,742
Defensive Equity	154	157,252	157,406

G.  Line of Credit Facility — As of June 30, 2022, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2022, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

H.  Other Transactions with Affiliates —For the six months ended June 30, 2022, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Funds.

As of June 30, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or greater of the following:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Defensive Equity	24%	16%	95%	100%	100%	100%	100%

The table below shows the transactions in and earnings from investments in the Underlying Fund for the six months ended June 30, 2022:

Fund	Beginning Value as of December 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2022	Shares as of June 30, 2022	Dividend Income
Absolute Return Tracker	$1,174,228,909	$1,646,866,413	$(937,984,047)	$1,883,111,275	1,883,111,275	$3,068,003
Commodity Strategy	73,228,627	1,259,650,568	(1,119,016,848)	213,862,347	213,862,347	258,496
Defensive Equity	420,723	1,437,613	(1,858,336)	—	—	202

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2022, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Absolute Return Tracker	$—	$2,094,590,883	$—	$2,218,502,979
Commodity Strategy	—	—	47,000,000	—
Defensive Equity	—	5,359,753	—	5,115,988

74

GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2022, are disclosed as “Payable upon return of securities loaned” on the Consolidated Statements of Assets and Liabilities, where applicable.

Both the Absolute Return Tracker Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended June 30, 2022, are reported under Investment Income on the Consolidated Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2022		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2022
Fund	Earnings of GSAL Relating to Securities Loaned	Amount Received by the Fund from Lending to Goldman Sachs
Absolute Return Tracker	$37,281	$335,536	$13,088,600

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

7. SECURITIES LENDING (continued)

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended June 30, 2022:

Fund	Beginning Value as of December 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2022	Shares as of June 30, 2022
Absolute Return Tracker	$—	$259,334,469	$(153,879,539)	$105,454,930	105,454,930

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2021, the Funds capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Absolute Return Tracker	Commodity Strategy	Defensive Equity
Capital loss carryforwards:
Perpetual Short-Term	$—	$(3,047,531)	$—
Perpetual Long-Term	—	(18,256,290)	—
Total capital loss carryforwards	—	(21,303,821)	—
Timing differences (Post October Loss Deferral, Qualified Late Year Loss Deferral, Real Estate Investment Trusts and Straddle Loss Deferral)	(217,008,731)	—	(23,067)

As of June 30, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Absolute Return Tracker	Commodity Strategy	Defensive Equity
Tax cost	$3,774,906,168	$1,170,748,715	$6,166,527
Gross unrealized gain	59,860,223	55,818,855	127,809
Gross unrealized loss	(143,777,862)	(784,956)	(945,773)
Net unrealized security gain (loss)	$(83,917,639)	$55,033,899	$(817,964)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains/(losses) on regulated futures, options and foreign currency contracts, differences related to the tax treatment of swap transactions, underlying fund investments and passive foreign investment companies.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk —The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

9. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — The Absolute Return Tracker and the Commodity Strategy Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker and the Commodity Strategy Funds. In reliance of such PLRs, these Funds have in the past sought to gain exposure to the commodity markets primary through investments in commodity-linked notes and/or subsidiaries. The IRS recently issued final regulations that, would generally treat the Funds’ income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings

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GOLDMAN SACHS ALTERNATIVE FUNDS II

9. OTHER RISKS (continued)

and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Funds’ business of investing in stock, securities, or currencies.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement and Consolidated Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

On August 17, 2022, the Board of Trustees of the Goldman Sachs Trust approved the conversion of the Goldman Sachs Defensive Equity Fund (the “Acquired Fund”) to an ETF through an Agreement and Plan of Reorganization which contemplates the reorganization of the Acquired Fund with and into the Goldman Sachs Defensive Equity ETF (the “Acquiring Fund” (the “Reorganization”). The Acquiring Fund is a newly-created series of the Goldman Sachs ETF Trust. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, except with respect to cash received in lieu of fractional shares of the Acquiring Fund. The Reorganization, which is subject to shareholder approval, is expected to close on or about January 20, 2023 (the “Closing Date”), or on such other date as the parties to the Reorganization shall agree. Effective on or about the Closing Date, shareholders of the Acquired Fund will receive shares in the Acquiring Fund equal in dollar value to their interest in the Acquired Fund on the Closing Date (and cash in lieu of fractional shares).

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs Absolute Return Tracker Fund

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,351,060	$12,240,093	1,927,446	$19,234,660
Reinvestment of distributions	—	—	494,245	4,602,567
Shares redeemed	(1,911,497)	(17,405,890)	(2,625,754)	(26,244,707)
	(560,437)	(5,165,797)	(204,063)	(2,407,480)
Class C Shares
Shares sold	94,173	764,552	167,569	1,524,989
Reinvestment of distributions	—	—	78,094	653,004
Shares redeemed	(158,196)	(1,268,669)	(390,072)	(3,513,618)
	(64,023)	(504,117)	(144,409)	(1,335,625)
Institutional Shares
Shares sold	86,125,305	812,421,834	114,858,930	1,193,936,702
Reinvestment of distributions	—	—	18,372,000	178,433,618
Shares redeemed	(53,939,347)	(504,911,493)	(123,632,008)	(1,276,203,676)
	32,185,958	307,510,341	9,598,922	96,166,644
Investor Shares
Shares sold	10,896,692	102,427,735	17,092,695	177,228,853
Reinvestment of distributions	—	—	2,114,494	20,261,703
Shares redeemed	(6,227,424)	(57,723,164)	(18,872,158)	(195,539,632)
	4,669,268	44,704,571	—	—
R6 Shares
Shares sold	5,080,450	47,530,875	15,739,920	164,822,681
Reinvestment of distributions	—	—	419,507	4,065,972
Shares redeemed	(3,536,413)	(33,280,666)	(1,394,638)	(14,463,977)
	1,544,037	14,250,209	14,764,789	154,424,676
Class R Shares
Shares sold	23,611	204,889	59,038	577,394
Reinvestment of distributions	—	—	14,976	134,664
Shares redeemed	(22,722)	(199,470)	(70,799)	(694,730)
	889	5,419	3,215	17,328
Class P Shares
Shares sold	4,473,040	42,247,933	5,305,691	55,088,161
Reinvestment of distributions	—	—	2,089,220	20,270,234
Shares redeemed	(2,550,631)	(23,980,060)	(3,487,133)	(35,484,314)
	1,922,409	18,267,873	3,907,778	39,874,081

NET INCREASE	39,698,101	$379,068,499	28,261,263	$288,690,548

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Goldman Sachs Commodity Strategy Fund

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,907,948	$21,327,270	2,885,222	$29,642,642
Reinvestment of distributions	1,752	19,520	611,149	5,463,666
Shares redeemed	(2,040,516)	(22,385,631)	(948,220)	(9,040,648)
	(130,816)	(1,038,841)	2,548,151	26,065,660
Class C Shares
Shares sold	359,485	3,691,883	206,745	1,932,020
Reinvestment of distributions	—	—	55,912	463,509
Shares redeemed	(74,650)	(788,165)	(66,930)	(591,703)
	284,835	2,903,718	195,727	1,803,826
Institutional Shares
Shares sold	18,393,404	210,391,661	11,641,321	116,554,564
Reinvestment of distributions	53,405	604,550	2,313,892	21,010,141
Shares redeemed	(12,644,765)	(143,480,634)	(7,213,422)	(69,105,607)
	5,802,044	67,515,577	6,741,791	68,459,098
Investor Shares
Shares sold	13,367,851	151,518,360	3,293,626	33,042,868
Reinvestment of distributions	24,793	280,659	552,532	5,016,990
Shares redeemed	(3,418,204)	(37,365,438)	(554,840)	(5,338,796)
	9,974,440	114,433,581	3,291,318	32,721,062
Class R6 Shares
Shares sold	8,281,504	96,118,180	2,056,839	19,628,167
Reinvestment of distributions	18,542	210,264	1,484,302	13,507,148
Shares redeemed	(2,736,162)	(28,978,177)	(3,610,623)	(34,129,063)
	5,563,884	67,350,267	(69,482)	(993,748)
Class R Shares
Shares sold	228,011	2,374,961	219,373	2,062,705
Reinvestment of distributions	—	—	52,933	463,164
Shares redeemed	(183,412)	(1,897,110)	(145,751)	(1,380,065)
	44,599	477,851	126,555	1,145,804
Class P Shares
Shares sold	24,971,964	282,085,613	13,792,676	133,964,832
Reinvestment of distributions	76,910	872,154	2,203,182	20,048,961
Shares redeemed	(2,438,659)	(28,547,594)	(645,054)	(6,288,251)
	22,610,215	254,410,173	15,350,804	147,725,542

NET INCREASE	44,149,201	$506,052,326	28,184,864	$276,927,244

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Goldman Sachs Defensive Equity Fund

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,455	$23,834	66,277	$733,989
Reinvestment of distributions	—	—	1,613	17,059
Shares redeemed	(9,447)	(94,466)	(46,157)	(519,069)
	(6,992)	(70,632)	21,733	231,979
Class C Shares
Shares sold	24,307	241,850	3,747	42,642
Reinvestment of distributions	—	—	725	7,588
Shares redeemed	—	—	(24)	(254)
	24,307	241,850	4,448	49,976
Institutional Shares
Shares sold	14,007	144,889	28,941	321,017
Reinvestment of distributions	—	—	46,871	497,162
Shares redeemed	(60,906)	(604,025)	—	—
	(46,899)	(459,136)	75,812	818,179
Investor Shares
Reinvestment of distributions	—	—	429	4,551
	—	—	429	4,551
Class R6 Shares
Reinvestment of distributions	—	—	436	4,623
	—	—	436	4,623
Class R Shares
Reinvestment of distributions	—	—	411	4,340
	—	—	411	4,340
Class P Shares
Reinvestment of distributions	—	—	436	4,623
	—	—	436	4,623

NET INCREASE (DECREASE)	(29,584)	$(287,918)	103,705	$1,118,271

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Commodity Strategy Fund and Goldman Sachs Defensive Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time (except for the Defensive Equity Fund, which commenced operations on September 30, 2020); and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, (with respect to the Absolute Return Tracker Fund) securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers (including CoreCommodity Management, LLC, the Commodity Strategy Fund’s sub-adviser (the “Sub-Adviser”)), and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates (including, with respect to the Commodity Strategy Fund, the Investment Adviser’s oversight of the Sub-Adviser). The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and (except in the case of the Defensive Equity Fund) ratings compiled by the

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Outside Data Provider as of December 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2022. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. For the Absolute Return Tracker Fund and Defensive Equity Fund, they noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the Absolute Return Tracker Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2022. The Trustees also noted that the Absolute Return Tracker Fund had experienced a benchmark index change in early 2022. They observed that the Commodity Strategy Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period and in the fourth quartile for the three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2022. The Trustees noted that the Sub-Adviser began sub-advising the Commodity Strategy Fund at the beginning of 2021. They noted that the Defensive Equity Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group for the one-year period, and had underperformed the Fund’s benchmark index for the one-year period ended March 31, 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder and, with respect to the Commodity Strategy Fund, the fee rate payable by the Investment Adviser under the sub-advisory agreement with the Sub-Adviser. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. With respect to the Absolute Return Tracker Fund and Commodity Strategy Fund, the Trustees noted that the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to each Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Absolute Return Tracker Fund	Defensive Equity Fund

First $1 billion	0.70%	0.53%

Next $1 billion	0.63	0.48

Next $3 billion	0.60	0.45

Next $3 billion	0.59	0.44

Over $8 billion	0.53	0.43

Commodity Strategy Fund

First $2 billion	0.50%

Next $3 billion	0.45

Next $3 billion	0.43

Over $8 billion	0.42

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Absolute Return Tracker Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) with respect to the Absolute Return Tracker Fund, fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Absolute Return Tracker Fund’s cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

86

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Absolute Return Tracker Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Fund in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2023.

87

GOLDMAN SACHS ALTERNATIVE FUNDS II

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

88

GOLDMAN SACHS ALTERNATIVE FUNDS II

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Fund’s operations are difficult to predict.

89

GOLDMAN SACHS ALTERNATIVE FUNDS II

Fund Expenses — Six Month Period Ended June 30, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses.

The Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Funds invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Goldman Sachs Absolute Return Tracker Fund				Goldman Sachs Commodity Strategy Fund				Goldman Sachs Defensive Equity Fund
Share Class	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/22*	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/22*	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/22*
Class A
Actual	$1,000.00	$924.50		$4.82	$1,000.00	$1,209.50		$4.99	$1,000.00	$859.70		$4.33
Hypothetical 5% return	1,000.00	1,020.13	+	5.06	1,000.00	1,020.13	+	4.56	1,000.00	1,020.13	+	4.71
Class C
Actual	1,000.00	920.50		8.38	1,000.00	1,204.80		9.07	1,000.00	855.90		7.78
Hypothetical 5% return	1,000.00	1,016.07	+	8.80	1,000.00	1,016.56	+	8.30	1,000.00	1,016.41	+	8.45
Institutional
Actual	1,000.00	925.50		3.06	1,000.00	1,211.50		3.18	1,000.00	860.90		2.63
Hypothetical 5% return	1,000.00	1,021.62	+	3.21	1,000.00	1,021.92	+	2.91	1,000.00	1,021.97	+	2.86
Investor
Actual	1,000.00	925.50		3.63	1,000.00	1,211.30		3.62	1,000.00	859.90		3.18
Hypothetical 5% return	1,000.00	1,021.03	+	3.81	1,000.00	1,021.52	+	3.31	1,000.00	1,021.37	+	3.46
R6 Shares
Actual	1,000.00	926.40		3.01	1,000.00	1,212.10		3.13	1,000.00	860.90		2.58
Hypothetical 5% return	1,000.00	1,021.67		3.16	1,000.00	1,021.97	+	2.86	1,000.00	1,022.02	+	2.81
Class R
Actual	1,000.00	923.80		6.01	1,000.00	1,207.80		6.35	1,000.00	857.80		5.48
Hypothetical 5% return	1,000.00	1,018.89	+	6.31	1,000.00	1,018.89	+	5.81	1,000.00	1,018.89	+	5.96
Class P
Actual	1,000.00	926.50		3.01	1,000.00	1,211.10		3.12	1,000.00	860.90		2.58
Hypothetical 5% return	1,000.00	1,022.02	+	3.16	1,000.00	1,022.02	+	2.86	1,000.00	1,022.02	+	2.81

+	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Absolute Return Tracker	1.01%	1.76%	0.64%	0.76%	0.63%	1.26%	0.63%
Commodity Strategy	0.91	1.66	0.58	0.66	0.57	1.16	0.57
Defensive Equity	0.94	1.69	0.57	0.69	0.56	1.19	0.56

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

90

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.27 trillion in assets under supervision as of June 30, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown are as of June 30, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 287736-OTU-1651232 SELSAT2SAR-22

Goldman Sachs Funds

Semi-Annual Report	June 30, 2022

Dynamic Global Equity Fund

Goldman Sachs Dynamic Global Equity Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Dynamic Global Equity Fund

The following are highlights both of key factors affecting the global capital markets and of any key changes made to the Goldman Sachs Dynamic Global Equity Fund (the “Fund”) during the six months ended June 30, 2022 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Fund’s annual shareholder report covering the 12 months ended December 31, 2022.

Market and Economic Review

•	Overall, the global capital markets struggled during the Reporting Period.

•

Economic uncertainty and market volatility was largely fueled by a rapid change in perceptions of upside inflation risk and the U.S. Federal Reserve’s (“Fed”) efforts to head off a potential recession.

•	Global equities, as represented by the MSCI All Country World Index, returned -20.18%.

•	Global fixed income, as represented by the Bloomberg Global Aggregate Bond Index, returned -13.91%.

•

In the first quarter of 2022, when the Reporting Period began, rapidly evolving expectations for inflation and Fed policy had already complicated the macro outlook, but the February Russian invasion of Ukraine significantly increased market uncertainty and volatility.

•	Valuations broadly fell across multiple asset classes, with global equities suffering substantial declines.

•	Credit spreads (i.e., yield differentials between corporate bonds and U.S. Treasury securities of comparable maturity) widened as bond yields rose in response to inflationary pressures.

•

During the second quarter of 2022, investor concerns around slower economic growth accelerated; the Russia/Ukraine conflict led to a surge in commodity prices; and the risks of a potential policy miscalculation by the Fed increased.

•

Unexpectedly higher inflation data, released in early June, brought consumer confidence into focus and eroded the narrative in some parts of the market that suggested the U.S. economy had experienced peak inflation.

•

Most global equity markets fell into bear market territory during the second calendar quarter. (A bear market is a condition in which securities prices fall 20% or more from recent highs amid widespread pessimism and negative investor sentiment.)

•

Bond yields rose as Fed interest rate hikes came faster than investors had previously anticipated. Rising short-term interest rates and expectations for further monetary policy tightening hurt duration-sensitive assets, while concerns about the economic outlook pushed credit spreads wider.

Fund Changes and Highlights

No material changes were made to the Fund during the Reporting Period.

1

FUND BASICS

Dynamic Global Equity Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Fund Total Return (based on NAV)[1]	MSCI® ACWI Index[2]

Class A	-20.44%	-20.18%
Class C	-20.74	-20.18
Institutional	-20.32	-20.18
Service	-20.50	-20.18
Investor	-20.37	-20.18
Class R6	-20.31	-20.18
Class R	-20.52	-20.18
Class P	-20.30	-20.18

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Fund’s benchmark is the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”). The MSCI® ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

FUND BASICS

3

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation. The percentage shown for each weighting reflects the value of that weighting as a percentage of net assets of the Fund. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

[4]	Generally, dynamic fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the target allocations as of June 30, 2022. Actual underlying fund weighting in the Fund may differ from the figures shown above due to rounding, timing differences, and/or differences in returns of the underlying funds. The above figures are not indicative of future allocations.

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Fund. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 92.6%
Equity – 33.4%
1,397,225	Goldman Sachs Large Cap Value Insights Fund – Class R6	$28,573,241
2,187,663	Goldman Sachs International Equity Insights Fund – Class R6	25,551,903
862,140	Goldman Sachs Large Cap Growth Insights Fund – Class R6	22,579,450
1,376,116	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	11,160,301
303,639	Goldman Sachs Small Cap Equity Insights Fund – Class R6	6,540,382
325,302	Goldman Sachs Global Infrastructure Fund – Class R6	4,105,316
312,761	Goldman Sachs Global Real Estate Securities Fund – Class R6	3,071,313
143,467	Goldman Sachs International Small Cap Insights Fund – Class R6	1,562,360

		103,144,266

Exchange Traded Funds – 59.2%
1,071,427	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	80,292,739
1,800,157	Goldman Sachs ActiveBeta International Equity ETF	49,990,360
707,578	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	21,050,446
465,035	Goldman Sachs MarketBeta International Equity ETF	20,851,797
247,230	Goldman Sachs MarketBeta Emerging Markets Equity ETF	10,297,130

		182,482,472

TOTAL UNDERLYING FUNDS – 92.6%
(Cost $261,631,059)		$285,626,738

Shares	Dividend Rate	Value

Investment Company(a) – 2.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,581,707	1.367%	$7,581,707
(Cost $7,581,707)

TOTAL INVESTMENTS – 95.0%
(Cost $269,212,766)		$293,208,445

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.0%		15,316,327

NET ASSETS – 100.0%		$308,524,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar

Investment Abbreviation:
ETF	—Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley & Co.	USD	885,674	SEK	8,700,000	09/21/22	$32,214
	USD	5,013,163	JPY	648,000,000	09/21/22	208,957
	USD	3,438,692	GBP	2,755,000	09/21/22	79,640
	USD	7,769,594	EUR	7,260,000	09/21/22	116,104
	USD	1,706,415	AUD	2,380,000	09/21/22	62,481
	USD	51,633	NZD	80,000	09/21/22	1,717
	USD	158,411	NOK	1,500,000	09/21/22	5,840
	USD	583,957	DKK	4,060,000	09/21/22	8,421
	USD	262,452	SGD	360,000	09/21/22	3,186
	USD	661,966	HKD	5,180,000	09/21/22	274
	USD	108,700	ILS	360,000	09/21/22	5,014

TOTAL						$523,848

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley & Co.	USD	2,410,856	CHF	2,310,000	09/21/22	$(23,421)

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	182	09/16/22	$34,484,450	$(1,536,776)
S&P Toronto Stock Exchange 60 Index	16	09/15/22	2,840,273	(184,146)

TOTAL FUTURES CONTRACTS				$(1,720,922)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$95.87	03/13/2023	19	$47,500	$38,000	$54,069	$(16,069)
Eurodollar Futures	95.87	06/19/2023	30	75,000	76,500	82,795	(6,295)
Eurodollar Futures	95.87	09/18/2023	28	70,000	85,225	82,515	2,710
Eurodollar Futures	97.25	12/18/2023	43	107,500	61,006	55,193	5,813
Eurodollar Futures	97.50	03/18/2024	110	275,000	149,188	149,130	58
Eurodollar Futures	97.50	06/17/2024	97	242,500	150,350	143,988	6,362
Eurodollar Futures	97.75	03/13/2023	94	235,000	23,500	258,472	(234,972)

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Eurodollar Futures	$97.75	06/19/2023	53	$132,500	$25,506	$216,141	$(190,635)
Eurodollar Futures	98.00	12/19/2022	24	60,000	2,100	59,756	(57,656)
Eurodollar Futures	98.25	09/19/2022	26	65,000	650	62,135	(61,485)
Eurodollar Futures	98.75	12/19/2022	68	170,000	2,975	63,058	(60,083)
Eurodollar Futures	99.00	09/19/2022	70	175,000	875	53,537	(52,662)
Eurodollar Futures	99.00	12/19/2022	235	587,500	7,344	334,645	(327,301)

TOTAL			897	$2,242,500	$623,219	$1,615,434	$(992,215)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
S&P 500 Index	$3,850.00	07/13/2022	(5)	$(1,925,000)	$(21,500)	$(42,391)	$20,891
S&P 500 Index	3,900.00	07/20/2022	(5)	(1,950,000)	(20,100)	(28,984)	8,884
S&P 500 Index	3,910.00	07/29/2022	(1)	(391,000)	(5,600)	(8,455)	2,855
S&P 500 Index	3,930.00	07/29/2022	(4)	(1,572,000)	(16,317)	(16,317)	—
S&P 500 Index	3,935.00	07/29/2022	(4)	(1,574,000)	(15,739)	(15,739)	—
S&P 500 Index	3,940.00	07/27/2022	(5)	(1,970,000)	(20,475)	(27,961)	7,486
S&P 500 Index	3,940.00	07/29/2022	(4)	(1,576,000)	(15,120)	(15,120)	—
S&P 500 Index	3,945.00	07/29/2022	(4)	(1,578,000)	(14,586)	(14,586)	—
S&P 500 Index	3,950.00	07/29/2022	(4)	(1,580,000)	(14,125)	(14,125)	—
S&P 500 Index	3,955.00	08/31/2022	(1)	(395,500)	(7,870)	(10,209)	2,339
S&P 500 Index	3,960.00	08/31/2022	(1)	(396,000)	(7,670)	(8,910)	1,240
S&P 500 Index	4,000.00	08/31/2022	(1)	(400,000)	(6,240)	(7,661)	1,421
S&P 500 Index	4,140.00	07/29/2022	(1)	(414,000)	(790)	(8,429)	7,639
S&P 500 Index	4,285.00	07/29/2022	(1)	(428,500)	(220)	(6,089)	5,869
S&P 500 Index	4,300.00	07/06/2022	(4)	(1,720,000)	(20)	(12,829)	12,809
S&P 500 Index	4,315.00	07/29/2022	(1)	(431,500)	(168)	(6,019)	5,851
S&P 500 Index	4,325.00	07/29/2022	(1)	(432,500)	(155)	(5,516)	5,361

			(47)	$(18,734,000)	$(166,695)	$(249,340)	$82,645

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
S&P 500 Index	$3,460.00	08/31/2022	(1)	$(346,000)	$(6,030)	$(8,047)	$2,017
S&P 500 Index	3,500.00	08/31/2022	(1)	(350,000)	(6,800)	(8,155)	1,355
S&P 500 Index	3,510.00	07/29/2022	(1)	(351,000)	(3,270)	(5,722)	2,452
S&P 500 Index	3,550.00	07/13/2022	(5)	(1,775,000)	(6,475)	(21,574)	15,099
S&P 500 Index	3,570.00	08/31/2022	(1)	(357,000)	(8,490)	(7,603)	(887)
S&P 500 Index	3,590.00	07/20/2022	(5)	(1,795,000)	(15,050)	(24,554)	9,504
S&P 500 Index	3,630.00	07/29/2022	(4)	(1,452,000)	(28,259)	(28,259)	—
S&P 500 Index	3,635.00	07/29/2022	(4)	(1,454,000)	(28,884)	(28,884)	—
S&P 500 Index	3,640.00	07/29/2022	(4)	(1,456,000)	(29,506)	(29,506)	—
S&P 500 Index	3,645.00	07/29/2022	(4)	(1,458,000)	(30,165)	(30,165)	—
S&P 500 Index	3,650.00	07/27/2022	(5)	(1,825,000)	(30,225)	(24,851)	(5,374)
S&P 500 Index	3,650.00	07/29/2022	(4)	(1,460,000)	(30,752)	(30,752)	—
S&P 500 Index	3,675.00	07/29/2022	(1)	(367,500)	(7,000)	(8,443)	1,443
S&P 500 Index	3,825.00	07/29/2022	(1)	(382,500)	(12,800)	(10,940)	(1,860)
S&P 500 Index	3,900.00	07/29/2022	(1)	(390,000)	(17,100)	(8,965)	(8,135)
S&P 500 Index	3,955.00	07/29/2022	(1)	(395,500)	(20,700)	(7,766)	(12,934)
S&P 500 Index	4,010.00	07/06/2022	(4)	(1,604,000)	(92,120)	(22,166)	(69,954)

			(47)	$(17,218,500)	$(373,626)	$(306,352)	$(67,274)

TOTAL			(94)	$(35,952,500)	$(540,321)	$(555,692)	$15,371

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments in Affiliated Funds, at value (cost $269,212,766)	$293,208,445
Purchased options, at value (premium paid $1,615,434)	623,219
Cash	6,396,320
Foreign currencies, at value (cost $26,813)	49,092
Unrealized gain on forward foreign currency exchange contracts	523,848
Receivables:
Collateral on certain derivative contracts(a)	5,141,832
Investments sold	3,923,454
Dividends	168,523
Due from broker	68,076
Reimbursement from investment adviser	32,802
Fund shares sold	3,808
Other assets	69,564
Total assets	310,208,983

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	23,421
Written option contracts, at value (premium received $555,692)	540,321
Variation margin on futures contracts	260,821
Payables:
Investments purchased	587,263
Distribution and Service fees and Transfer Agency fees	65,139
Management fees	39,407
Fund shares redeemed	26,151
Accrued expenses	141,688
Total liabilities	1,684,211

Net Assets:
Paid-in capital	184,467,036
Total distributable earnings	124,057,736
NET ASSETS	$308,524,772
Net Assets:
Class A	$144,419,852
Class C	7,214,907
Institutional	15,280,771
Service	252,715
Investor	4,516,030
Class R6	3,096,458
Class R	5,385,575
Class P	128,358,464
Total Net Assets	$308,524,772
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,963,283
Class C	413,045
Institutional	828,955
Service	13,954
Investor	252,814
Class R6	167,950
Class R	300,445
Class P	6,957,294
Net asset value, offering and redemption price per share:(b)
Class A	$18.14
Class C	17.47
Institutional	18.43
Service	18.11
Investor	17.86
Class R6	18.44
Class R	17.93
Class P	18.45

(a)	Includes segregated cash of $1,977,371 and $3,164,461 relating to initial margin requirements and/or collateral on futures and options transactions, respectively.
(b)	Maximum public offering price per share for Class A Shares is $19.20. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment income:

Dividends from Affiliated Funds	$3,089,205

Interest	970

Total investment income	$3,090,175

Expenses:

Management fees	301,733

Distribution and Service (12b-1) fees(a)	253,208

Transfer Agency fees(a)	180,695

Registration fees	58,951

Professional fees	50,444

Printing and mailing costs	44,656

Custody, accounting and administrative services	37,249

Trustee fees	11,054

Service fees — Class C	10,931

Shareholder Administration fees — Service Class	351

Other	7,414

Total expenses	956,686

Less — expense reductions	(201,228)

Net expenses	755,458

NET INVESTMENT INCOME	2,334,717

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Affiliated Funds	100,323,594

Purchased options	(978,825)

Futures contracts	(5,925,783)

Written options	67,213

Swap contracts	724,104

Forward foreign currency exchange contracts	1,751,996

Foreign currency transactions	64

Net change in unrealized gain (loss) on:

Affiliated Funds	(180,529,203)

Purchased options	(121,743)

Futures contracts	(4,488,052)

Written options	(197,508)

Swap contracts	24,704

Forward foreign currency exchange contracts	520,745

Foreign currency translation	13,796

Net realized and unrealized loss	(88,814,898)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(86,480,181)

(a)	Class specific Distribution and/or Service (12 b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12 b-1) Fees				Transfer Agency Fees
Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
$204,953	$32,793	$351	$15,111	$131,170	$6,996	$3,472	$56	$4,034	$8,410	$4,836	$21,721

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	Dynamic Global Equity Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
From operations:

Net investment income	$2,334,717	$13,886,224

Net realized gain	95,962,363	87,663,925

Net change in unrealized gain (loss)	(184,777,261)	62,133,651

Net increase (decrease) in net assets resulting from operations	(86,480,181)	163,683,800

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(21,200,803)

Class C Shares	—	(1,144,912)

Institutional Shares	—	(2,199,570)

Service Shares	—	(35,736)

Investor Shares	—	(685,427)

Class R6 Shares	—	(62,812,794)

Class R Shares	—	(739,023)

Class P Shares	—	(18,499,746)

Total distributions to shareholders	—	(107,318,011)

From share transactions:

Proceeds from sales of shares	10,448,676	33,704,055

Reinvestment of distributions	—	105,373,693

Cost of shares redeemed	(547,893,281)	(89,658,618)

Net increase (decrease) in net assets resulting from share transactions	(537,444,605)	49,419,130

TOTAL INCREASE (DECREASE)	(623,924,786)	105,784,919

Net assets:

Beginning of period	932,449,558	826,664,639

End of period	$308,524,772	$932,449,558

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$22.80		$21.36	$19.32	$16.26	$18.84	$15.25

Net investment income(a)(b)	0.12		0.31	0.18	0.29	0.20	0.16

Net realized and unrealized gain (loss)	(4.78)		3.96	2.36	3.86	(2.35)	3.80

Total from investment operations	(4.66)		4.27	2.54	4.15	(2.15)	3.96

Distributions to shareholders from net investment income	—		(1.01)	(0.18)	(0.27)	(0.43)	(0.37)

Distributions to shareholders from net realized gains	—		(1.82)	(0.32)	(0.82)	—	—

Total distributions	—		(2.83)	(0.50)	(1.09)	(0.43)	(0.37)

Net asset value, end of period	$18.14		$22.80	$21.36	$19.32	$16.26	$18.84

Total return(c)	(20.44)%		20.07%	13.15%	25.66%	(11.40)%	25.96%

Net assets, end of period (in 000s)	$144,420		$185,213	$166,449	$162,028	$135,758	$137,276

Ratio of net expenses to average net assets(d)	0.57	%(e)	0.56%	0.57%	0.58%	0.58%	0.59%

Ratio of total expenses to average net assets(d)	0.67	%(e)	0.60%	0.64%	0.66%	0.66%	0.67%

Ratio of net investment income to average net assets(b)	1.20	%(e)	1.29%	0.98%	1.56%	1.09%	0.93%

Portfolio turnover rate(f)	4%		4%	12%	40%	11%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$22.04		$20.71	$18.74	$15.77	$18.01	$14.58

Net investment income (loss)(a)(b)	0.04		0.10	0.02	0.10	(0.05)	0.01

Net realized and unrealized gain (loss)	(4.61)		3.86	2.28	3.77	(2.12)	3.65

Total from investment operations	(4.57)		3.96	2.30	3.87	(2.17)	3.66

Distributions to shareholders from net investment income	—		(0.81)	(0.01)	(0.08)	(0.07)	(0.23)

Distributions to shareholders from net realized gains	—		(1.82)	(0.32)	(0.82)	—	—

Total distributions	—		(2.63)	(0.33)	(0.90)	(0.07)	(0.23)

Net asset value, end of period	$17.47		$22.04	$20.71	$18.74	$15.77	$18.01

Total return(c)	(20.74)%		19.19%	12.29%	24.72%	(12.04)%	25.08%

Net assets, end of period (in 000s)	$7,215		$10,309	$13,716	$17,348	$23,020	$68,315

Ratio of net expenses to average net assets(d)	1.32	%(e)	1.31%	1.32%	1.33%	1.33%	1.34%

Ratio of total expenses to average net assets(d)	1.42	%(e)	1.35%	1.39%	1.41%	1.40%	1.42%

Ratio of net investment income (loss) to average net assets(b)	0.37	%(e)	0.45%	0.13%	0.58%	(0.29)%	0.08%

Portfolio turnover rate(f)	4%		4%	12%	40%	11%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$23.13		$21.63	$19.55	$16.43	$19.01	$15.38

Net investment income(a)(b)	0.16		0.39	0.23	0.34	0.09	0.24

Net realized and unrealized gain (loss)	(4.86)		4.03	2.42	3.93	(2.20)	3.83

Total from investment operations	(4.70)		4.42	2.65	4.27	(2.11)	4.07

Distributions to shareholders from net investment income	—		(1.10)	(0.25)	(0.33)	(0.47)	(0.44)

Distributions to shareholders from net realized gains	—		(1.82)	(0.32)	(0.82)	—	—

Total distributions	—		(2.92)	(0.57)	(1.15)	(0.47)	(0.44)

Net asset value, end of period	$18.43		$23.13	$21.63	$19.55	$16.43	$19.01

Total return(c)	(20.32)%		20.50%	13.56%	26.18%	(11.07)%	26.48%

Net assets, end of period (in 000s)	$15,281		$19,052	$14,179	$13,423	$16,974	$155,828

Ratio of net expenses to average net assets(d)	0.20	%(e)	0.19%	0.19%	0.20%	0.19%	0.20%

Ratio of total expenses to average net assets(d)	0.30	%(e)	0.24%	0.26%	0.28%	0.26%	0.28%

Ratio of net investment income to average net assets(b)	1.58	%(e)	1.62%	1.25%	1.82%	0.47%	1.40%

Portfolio turnover rate(f)	4%		4%	12%	40%	11%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Service Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$22.78		$21.35	$19.30	$16.20	$18.75	$15.19

Net investment income(a)(b)	0.11		0.29	0.15	0.21	0.15	0.16

Net realized and unrealized gain (loss)	(4.78)		3.94	2.37	3.89	(2.31)	3.76

Total from investment operations	(4.67)		4.23	2.52	4.10	(2.16)	3.92

Distributions to shareholders from net investment income	—		(0.98)	(0.15)	(0.18)	(0.39)	(0.36)

Distributions to shareholders from net realized gains	—		(1.82)	(0.32)	(0.82)	—	—

Total distributions	—		(2.80)	(0.47)	(1.00)	(0.39)	(0.36)

Net asset value, end of period	$18.11		$22.78	$21.35	$19.30	$16.20	$18.75

Total return(c)	(20.50)%		19.90%	13.04%	25.49%	(11.48)%	25.79%

Net assets, end of period (in 000s)	$253		$310	$269	$380	$543	$684

Ratio of net expenses to average net assets(e)	0.69	%(d)	0.69%	0.69%	0.70%	0.69%	0.69%

Ratio of total expenses to average net assets(e)	0.80	%(d)	0.74%	0.76%	0.78%	0.77%	0.78%

Ratio of net investment income to average net assets(b)	1.09	%(d)	1.21%	0.79%	1.16%	0.80%	0.91%

Portfolio turnover rate(f)	4%		4%	12%	40%	11%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Investor Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$22.43		$21.05	$19.04	$16.03	$18.58	$15.03

Net investment income(a)(b)	0.15		0.38	0.23	0.30	0.24	0.18

Net realized and unrealized gain (loss)	(4.72)		3.89	2.33	3.84	(2.32)	3.78

Total from investment operations	(4.57)		4.27	2.56	4.14	(2.08)	3.96

Distributions to shareholders from net investment income	—		(1.07)	(0.23)	(0.31)	(0.47)	(0.41)

Distributions to shareholders from net realized gains	—		(1.82)	(0.32)	(0.82)	—	—

Total distributions	—		(2.89)	(0.55)	(1.13)	(0.47)	(0.41)

Net asset value, end of period	$17.86		$22.43	$21.05	$19.04	$16.03	$18.58

Total return(c)	(20.37)%		20.36%	13.44%	25.97%	(11.18)%	26.35%

Net assets, end of period (in 000s)	$4,516		$5,797	$4,908	$4,517	$5,703	$5,481

Ratio of net expenses to average net assets(d)	0.32	%(e)	0.31%	0.32%	0.33%	0.33%	0.34%

Ratio of total expenses to average net assets(d)	0.42	%(e)	0.35%	0.39%	0.41%	0.41%	0.42%

Ratio of net investment income to average net assets(b)	1.48	%(e)	1.61%	1.24%	1.66%	1.28%	1.07%

Portfolio turnover rate(f)	4%		4%	12%	40%	11%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$23.14		$21.63	$19.55	$16.44	$19.04	$15.37

Net investment income (loss)(a)(b)	(0.01)		0.40	0.25	0.49	1.61	0.12

Net realized and unrealized gain (loss)	(4.69)		4.03	2.40	3.78	(3.71)	3.96

Total from investment operations	(4.70)		4.43	2.65	4.27	(2.10)	4.08

Distributions to shareholders from net investment income	—		(1.10)	(0.25)	(0.34)	(0.50)	(0.41)

Distributions to shareholders from net realized gains	—		(1.82)	(0.32)	(0.82)	—	—

Total distributions	—		(2.92)	(0.57)	(1.16)	(0.50)	(0.41)

Net asset value, end of period	$18.44		$23.14	$21.63	$19.55	$16.44	$19.04

Total return(c)	(20.31)%		20.55%	13.57%	26.14%	(11.00)%	26.54%

Net assets, end of period (in 000s)	$3,096		$544,796	$490,832	$478,073	$4,485	$13

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.22	%(e)	0.23%	0.25%	0.26%	0.32%	0.24%

Ratio of net investment income (loss) to average net assets(b)	(0.07	)%(e)	1.66%	1.36%	2.55%	9.20%	0.66%

Portfolio turnover rate(f)	4%		4%	12%	40%	11%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$22.56		$21.17	$19.15	$16.13	$18.69	$15.15

Net investment income(a)(b)	0.10		0.23	0.13	0.24	0.14	0.19

Net realized and unrealized gain (loss)	(4.73)		3.94	2.34	3.82	(2.32)	3.70

Total from investment operations	(4.63)		4.17	2.47	4.06	(2.18)	3.89

Distributions to shareholders from net investment income	—		(0.96)	(0.13)	(0.22)	(0.38)	(0.35)

Distributions to shareholders from net realized gains	—		(1.82)	(0.32)	(0.82)	—	—

Total distributions	—		(2.78)	(0.45)	(1.04)	(0.38)	(0.35)

Net asset value, end of period	$17.93		$22.56	$21.17	$19.15	$16.13	$18.69

Total return(c)	(20.52)%		19.76%	12.88%	25.36%	(11.63)%	25.70%

Net assets, end of period (in 000s)	$5,386		$6,611	$5,700	$5,922	$4,938	$5,910

Ratio of net expenses to average net assets(d)	0.82	%(e)	0.81%	0.82%	0.83%	0.83%	0.84%

Ratio of total expenses to average net assets(d)	0.92	%(e)	0.85%	0.89%	0.91%	0.91%	0.92%

Ratio of net investment income to average net assets(b)	0.97	%(e)	0.97%	0.70%	1.31%	0.77%	1.06%

Portfolio turnover rate(f)	4%		4%	12%	40%	11%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$23.15		$21.64	$19.56	$16.44	$19.43

Net investment income(b)(c)	0.16		0.40	0.26	0.37	0.31

Net realized and unrealized gain (loss)	(4.86)		4.03	2.39	3.91	(2.80)

Total from investment operations	(4.70)		4.43	2.65	4.28	(2.49)

Distributions to shareholders from net investment income	—		(1.10)	(0.25)	(0.34)	(0.50)

Distributions to shareholders from net realized gains	—		(1.82)	(0.32)	(0.82)	—

Total distributions	—		(2.92)	(0.57)	(1.16)	(0.50)

Net asset value, end of period	$18.45		$23.15	$21.64	$19.56	$16.44

Total return(d)	(20.30)%		20.54%	13.57%	26.19%	(12.80)%

Net assets, end of period (in 000s)	$128,358		$160,360	$130,610	$127,367	$103,074

Ratio of net expenses to average net assets(e)	0.19	%(f)	0.18%	0.18%	0.19%	0.18	%(f)

Ratio of total expenses to average net assets(e)	0.29	%(f)	0.23%	0.25%	0.27%	0.27	%(f)

Ratio of net investment income to average net assets(c)	1.59	%(f)	1.64%	1.37%	1.96%	2.33	%(f)

Portfolio turnover rate(g)	4%		4%	12%	40%	11%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements

June 30, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Dynamic Global Equity Fund (the “Fund”). The Fund is a diversified fund and currently offers eight classes of shares: Class A, Class C, Institutional, Service, Investor, Class R6, Class R, and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

The Fund is expected to invest in a diversified portfolio of global equity asset classes. Such investments may include underlying funds (including exchange-traded funds (“ETFs”)) (collectively, the “Underlying Funds”), futures, forwards, options, swaps and other instruments with similar economic exposures. The Fund may invest in Underlying Funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Fund and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

20

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

22

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of June 30, 2022:

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Equity	$103,144,266	$—	$—

Exchange Traded Funds	182,482,472	—	—

Investment Company	7,581,707	—	—

Total	$293,208,445	$—	$—

23

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$523,848	$—

Purchased Options Contracts	623,219	—	—

Total	$623,219	$523,848	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(23,421)	$—

Futures Contracts(a)	(1,720,922)	—	—

Written Option Contracts	(540,321)	—	—

Total	$(2,261,243)	$(23,421)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2022. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest	Purchased options, at value	$623,219	—	$—
Equity	—	—	Variation margin on futures contracts(a); Written options, at value	(2,261,243)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	523,848	Payable for unrealized loss on forward foreign currency exchange contract.	(23,421)
Total		$1,147,067		$(2,284,664)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2022 is reported within the Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

24

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from purchased options/Net change in unrealized gain (loss) on purchased options	$(978,825)	$(121,743)
Equity	Net realized gain (loss) from futures contracts, swaps contracts and written options/Net change in unrealized gain (loss) on futures contracts, swaps contracts and written options	(5,134,466)	(4,660,856)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	1,751,996	520,745
Total		$(4,361,295)	$(4,261,854)

For the six months ended June 30, 2022, the relevant values for each derivative type was as follows:

Average Number of Contracts, Notional Amounts, or Shares/Units(a)
Futures contracts	Forward contracts	Swap Agreements	Purchased Options	Written Options
262	$45,934,104.0	$14,908,963	2,165,000	11,214

(a)	Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Portfolio held such derivatives during the period ended June 30, 2022.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets of 0.15%.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

The Trust, on behalf of Service Shares of the Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service

25

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2022, Goldman Sachs retained $23,876 of the front end sales charges and $1,194 of the CDSC for this Fund.

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares and a Shareholder Administration Plan to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and/or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Fund, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.004%. These Other Expense limitations will remain in place through at least April 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements,were $201,228.

G.  Line of Credit Facility — As of June 30, 2022, the Fund participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2022, the Fund did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

26

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

H.  Other Transactions with Affiliates — The Fund invests primarily in the Class R6 Shares of the Underlying Funds (except certain Underlying Funds that are ETFs). These Underlying Funds are considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2022 (in thousands):

Underlying Funds	Market Value 12/31/2021	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2022	Shares as of 6/30/2022	Dividend Income
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$62,014	$—	$(36,262)	$5,372	(10,073)	$21,051	708	$417
Goldman Sachs ActiveBeta International Equity ETF	157,139	—	(92,712)	18,453	(32,890)	49,990	1,800	1,102
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	253,314	—	(146,195)	55,714	(82,540)	80,293	1,071	645
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	31,675	—	(18,657)	708	(2,566)	11,160	1,376	—
Goldman Sachs Financial Square Government Fund — Institutional Shares	54,000	56,085	(102,503)	—	—	7,582	7,582	17
Goldman Sachs Global Infrastructure Fund — Class R6	15,246	61	(10,611)	1,385	(1,976)	4,105	325	61
Goldman Sachs Global Real Estate Securities Fund — Class R6	14,416	41	(9,726)	520	(2,180)	3,071	313	41
Goldman Sachs International Equity Insights Fund — Class R6	74,600	—	(43,546)	6,574	(12,076)	25,552	2,188	—
Goldman Sachs International Small Cap Insights Fund — Class R6	16,011	—	(13,337)	1,596	(2,708)	1,562	143	—
Goldman Sachs Large Cap Growth Insights Fund — Class R6	68,662	1,701	(37,439)	104	(10,448)	22,580	862	—
Goldman Sachs Large Cap Value Insights Fund — Class R6	62,718	6,150	(36,385)	4,132	(8,042)	28,573	1,397	150
Goldman Sachs MarketBeta Emerging Markets Equity ETF	29,492	—	(17,405)	2,374	(4,164)	10,297	247	241
Goldman Sachs MarketBeta International Equity ETF	38,746	23,461	(36,098)	2,990	(8,247)	20,852	465	415
Goldman Sachs Small Cap Equity Insights Fund — Class R6	20,011	—	(11,254)	402	(2,619)	6,540	304	—

Total	$898,044	$87,499	$(612,130)	$100,324	$(180,529)	$293,208		$3,089

*	Includes reinvestment of distributions.

27

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2022, are $31,926,468 and $14,807,806, respectively.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2021, certain timing differences on a tax basis were as follows:

Timing differences (Straddle Loss Deferral)	$(1,036)

As of June 30, 2022, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$275,785,626
Gross unrealized gain	28,972,395
Gross unrealized loss	(11,549,576)
Net unrealized gains (loss)	$17,422,819

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and options contracts and net mark to market gains/(losses) on foreign currency contracts.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk —The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance,

28

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

8. OTHER RISKS (continued)

financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of the Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Dynamic Global Equity Fund

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	123,561	$2,497,336	447,388	$10,465,500
Reinvestment of distributions	—	—	835,193	19,471,814
Shares redeemed	(283,830)	(5,811,919)	(952,749)	(22,455,855)
	(160,269)	(3,314,583)	329,832	7,481,459
Class C Shares
Shares sold	10,124	199,942	32,367	734,171
Reinvestment of distributions	—	—	50,432	1,134,953
Shares redeemed	(64,796)	(1,248,102)	(277,299)	(6,214,088)
	(54,672)	(1,048,160)	(194,500)	(4,344,964)
Institutional Shares
Shares sold	107,991	2,238,127	185,277	4,556,350
Reinvestment of distributions	—	—	90,955	2,151,529
Shares redeemed	(102,667)	(2,091,080)	(108,213)	(2,561,457)
	5,324	147,047	168,019	4,146,422
Service Shares
Shares sold	348	7,494	112	2,670
Reinvestment of distributions	—	—	1,262	29,400
Shares redeemed	(6)	(153)	(376)	(8,411)
	342	7,341	998	23,659
Investor Shares
Shares sold	20,059	401,537	40,132	943,819
Reinvestment of distributions	—	—	29,852	685,427
Shares redeemed	(25,727)	(549,161)	(44,715)	(1,046,455)
	(5,668)	(147,624)	25,269	582,791
Class R6 Shares
Shares sold	28,993	650,667	109,199	2,469,003
Reinvestment of distributions	—	—	2,647,554	62,667,602
Shares redeemed	(23,406,501)	(534,613,431)	(1,902,056)	(45,255,149)
	(23,377,508)	(533,962,764)	854,697	19,881,456
Class R Shares
Shares sold	22,758	456,667	24,324	566,994
Reinvestment of distributions	—	—	32,052	739,023
Shares redeemed	(15,316)	(307,775)	(32,657)	(758,976)
	7,442	148,892	23,719	547,041
Class P Shares
Shares sold	185,830	3,996,906	583,073	13,965,548
Reinvestment of distributions	—	—	781,031	18,493,945
Shares redeemed	(155,486)	(3,271,660)	(472,272)	(11,358,227)
	30,344	725,246	891,832	21,101,266

NET INCREASE (DECREASE)	(23,554,665)	$(537,444,605)	2,099,866	$49,419,130

31

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Dynamic Global Equity Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund and the Underlying Funds invest;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Fund and the Underlying Funds;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;

32

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Fund and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and the Underlying Equity Funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and the Underlying Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund, the Underlying Funds, and the Investment Adviser and its affiliates.

33

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Fund and the Underlying Funds. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2022. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s and Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the portfolio management teams of certain Underlying Funds to continue to enhance the investment models used in managing the Underlying Funds.

The Trustees observed that the Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2022. They noted that in February 2019, the Fund had been repositioned from the Equity Growth Strategy Portfolio, which involved changes to the Fund’s investment strategies.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Fund and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

34

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund.

The Trustees noted that, although the Fund itself does not have breakpoints in its management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Fund at the specified asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Fund and Underlying Funds that exceed specified levels. They also considered the services provided to the Fund under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Fund were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund and/or the Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Fund and/or the Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Fund and/or the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund and the Underlying Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Fund’s and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund and/or the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) with respect to the Fund and certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Fund’s and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Fund’s and Underlying Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

35

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2023.

36

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

37

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Fund’s operations are difficult to predict.

38

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Fund Expenses — Six Months Period Ended June 30, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses.

The Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022 which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Fund invests. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Dynamic Global Equity Fund
Share Class	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/22*
Class A
Actual	$1,000.00	$795.60		$2.54
Hypothetical 5% return	1,000.00	1,021.97	+	2.86
Class C
Actual	1,000.00	792.60		5.87
Hypothetical 5% return	1,000.00	1,018.25		6.61
Institutional
Actual	1,000.00	796.80		0.89
Hypothetical 5% return	1,000.00	1,023.80	+	1.00
Service
Actual	1,000.00	795.00		3.07
Hypothetical 5% return	1,000.00	1,021.37	+	3.46
Investor
Actual	1,000.00	796.30		1.43
Hypothetical 5% return	1,000.00	1,023.21	+	1.61
Class R6
Actual	1,000.00	796.90		0.80
Hypothetical 5% return	1,000.00	1,023.90	+	0.90
Class R
Actual	1,000.00	794.80		3.65
Hypothetical 5% return	1,000.00	1,020.73	+	4.11
Class P
Actual	1,000.00	797.00		0.85
Hypothetical 5% return	1,000.00	1,023.85		0.95

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P

Dynamic Global Equity	0.57%	1.32%	0.20%	0.69%	0.32%	0.18%	0.82%	0.19%

39

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.27 trillion in assets under supervision as of June 30, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Diversification does not protect an investor from market risk and does not ensure a profit.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change. They should not be construed as investment advice.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Fund will file its portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 287739-OTU-1652721 DYNGLEQSAR-22

Goldman Sachs Funds

Semi-Annual Report	June 30, 2022

Real Estate Securities and Global Infrastructure Funds
Global Infrastructure Fund
Global Real Estate Securities
Real Estate Securities

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

∎	GLOBAL INFRASTRUCTURE FUND

∎	GLOBAL REAL ESTATE SECURITIES

∎	REAL ESTATE SECURITIES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Real Estate Securities and Global Infrastructure Funds

The following are highlights both of key factors affecting the real estate securities and infrastructure securities markets and of any key changes made to the Goldman Sachs Real Estate Securities Funds or Goldman Sachs Global Infrastructure Fund (the “Funds”) during the six months ended June 30, 2022 (the “Reporting Period”). A fuller review will appear in the Funds’ annual shareholder report covering the 12 months ended December 31, 2022.

Market and Economic Review

Global Infrastructure Securities

•

Global infrastructure securities, as measured by the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged), returned -4.14% during the Reporting Period overall amid widespread volatility and falling global equity prices.

•	Still, global infrastructure securities outperformed both the global equity and global fixed income markets.

•

These results were attributable, in the view of the Goldman Sachs Global Infrastructure Team, to the attractive yield offered by the asset class, its improved growth prospects, its potential inflation hedging-benefits and its status as a beneficiary of government fiscal spending.

•	There was a wide dispersion of returns across companies and infrastructure types during the Reporting Period.

•	Among market sectors, energy infrastructure was the strongest performer and the only sector to record positive absolute returns, benefiting from high crude oil prices.

•	The weakest performing sector was communications infrastructure, which was hurt by the broad weakness of information technology stocks.

•

In the first quarter of 2022, when the Reporting Period started, global infrastructure securities retreated along with the broad global equity market, as investors dramatically revised their expectations about Fed policy action.

•

Amid elevated and persistent inflation pressures, the Fed was widely expected to take a more aggressive interest rate hike path. Indeed, in March 2022, Fed officials raised short-term interest rates for the first time since the end of 2018.

•	The markets also seemed to believe that the Fed, which was planning to reduce the size of its balance sheet, would take a more aggressive approach than previously anticipated.

•

In the second calendar quarter, global infrastructure securities remained under pressure. Global equities faced multiple headwinds, including an ongoing geopolitical crisis caused by Russia’s invasion of Ukraine in late February and the imposition of trade restrictions on Russia; continued Fed rate hikes; the Fed’s balance sheet run-off, which started on June 1, 2022; the spread of new COVID-19 variants; and the slowdown of credit growth in China.

•	Investors awaited second calendar quarter earnings season with some caution as input price pressures and consumption trends suggested the potential of downward revisions to earnings estimates.

Sector and subsector allocations are defined by Goldman Sachs Asset Management and may differ from sector allocations used by the Dow Jones Brookfield Global Infrastructure Index.

Real Estate Securities

•

Representing the global real estate securities market, the FTSE EPRA Nareit Developed Index (Net, USD, Unhedged) (the “FTSE Index”) returned -20.65% for the Reporting Period. The Wilshire U.S. Real Estate Securities Index (with dividends reinvested) (the “Wilshire Index”), representing the U.S. real estate securities market, returned -21.65% for the Reporting Period.

•

For the Reporting Period as a whole, the global real estate securities market underperformed bonds, as measured by the -13.91% return of the Bloomberg Global Aggregate Bond Index and performed in line with the broader global equity market, as measured by the -20.18% return of the MSCI All Country World Index (net).

•	The weak performance of global real estate investment trusts (“REITs”) may be attributed to concerns, which we believe were overstated, around rising interest rates.

•	Still, there was wide dispersion of returns across companies and property types during the Reporting Period.

1

MARKET REVIEW

•	Within the global real estate securities market:

•	The hotel REIT subsector was the top performer, driven by a robust resurgence in demand for vacations and leisure travel following two years of COVID-19-induced lockdowns and stay-at-home orders.

•

The industrial REIT subsector was weakest, negatively affected during the Reporting Period by persistent supply-chain disruptions. The subsector also came under pressure after Amazon.com announced a plan to slow warehouse expansion due to excess capacity concerns.

•	Within the U.S. real estate securities market:

•	The health care REIT subsector was the top performer, benefiting from the more value-oriented segments of the subsector, which proved to be resilient.

•	The retail REIT subsector was weakest, driven by concerns around inflation and rising costs.

•

During the first quarter of 2022, the global and U.S. real estate securities markets outperformed the broader global and U.S. equity markets, respectively, though these months were marked by widespread volatility and low equity returns.

•

Among the major economic and geopolitical developments of the first quarter was the dramatic repricing of the U.S. Federal Reserve (“Fed”) interest rate hike path. Expectations for a more aggressive balance sheet runoff phase were accelerated due to concerns about elevated and persistent inflation pressures.

•

Across both the global and U.S. real estate securities markets, health care REITs performed best, given their defensive and value tilt. Technology REITs lagged most, giving way to the rotation away from more growth-oriented names during the quarter.

•

During the second quarter of 2022, the global and U.S. real estate securities markets underperformed their respective broad equity markets, as a risk-off, or heightened risk aversion, atmosphere seemed to pervade.

•	Inflation, the U.S. Fed’s policy response and recession worries remained at the core of narratives during the quarter, resulting in a broad sell-off.

•

In both the global and U.S. real estate securities markets, the technology REIT subsector performed best, although still reporting negative returns. Office REITs were weakest, driven by rising interest rate concerns.

•

At the end of the Reporting Period, we remained constructive on REITs based on the asset class delivering an attractive yield, improved growth prospects, hedging benefits against rising inflation and corporate taxes (since REITs are exempt from corporate taxes) and being the beneficiary of government fiscal spending.

Sector and subsector allocations throughout this shareholder report are defined by Goldman Sachs Asset Management and may differ from sector and subsector allocations used by the FTSE Index and/or Wilshire Index.

Fund Changes and Highlights

Goldman Sachs International Real Estate Securities Fund

•	Effective April 8, 2022, the Fund was reorganized with and into the Goldman Sachs Global Real Estate Securities Fund.

•

The reorganization was recommended by the Funds’ investment adviser, Goldman Sachs Asset Management, L.P., because it believes the reorganization: (i) would consolidate Funds that have the same investment objectives and similar investment strategies (albeit with some notable differences); (ii) may provide enhanced opportunities to realize greater efficienices in the form of lower total operating expenses over time; and (iii) would enable the combined Fund to be better positioned for asset growth.

•

The Board of Trustees of the Goldman Sachs Trust, after careful consideration, unanimously approved the reorganization plan. The Board concluded that: (i) the reorganization is in the best interests of each Fund; and (ii) the interests of the shareholders of each Fund would not be diluted as a result of the reorganization.

•	For more details on the reorganization, please see the Goldman Sachs Trust prospectus supplement dated December 17, 2021 to the Prospectus and Summary Prospectuses, each dated April 30, 2021.

2

FUND BASICS

Global Infrastructure Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Fund Total Return (based on NAV)[1]	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)[2]
Class A	-5.40%	-4.14%
Class C	-5.70	-4.14
Institutional	-5.16	-4.14
Investor	-5.28	-4.14
Class R6	-5.17	-4.14
Class R	-5.52	-4.14
Class P	-5.25	-4.14

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) intends to measure the stock performance of pure-play infrastructure companies domiciled globally. The index covers all sectors of the infrastructure market. Components are required to have more than 70% of cash flows derived from infrastructure lines of business. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 6/30/22[3]

Holding	% of Net Assets	Line of Business	Country

American Tower Corp.	11.2%	Equity Real Estate Investment Trusts	United States
Enbridge, Inc.	6.3	Oil, Gas & Consumable Fuels	Canada
National Grid PLC	5.3	Multi-Utilities	United Kingdom
Vinci SA	5.1	Construction & Engineering	France
Crown Castle International Corp.	4.5	Equity Real Estate Investment Trusts	United States
Cheniere Energy, Inc.	4.1	Oil, Gas & Consumable Fuels	United States
Transurban Group	3.6	Transportation Infrastructure	Australia
SBA Communications Corp.	3.5	Equity Real Estate Investment Trusts	United States
Sempra Energy	3.5	Multi-Utilities	United States
Cellnex Telecom SA	3.4	Diversified Telecommunication Services	Spain

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of June 30, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Underlying sector allocations of exchange traded funds and other investment companies held by the Fund are not reflected in the graph above. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Global Real Estate Securities Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Fund Total Return (based on NAV)[1]	FTSE EPRA Nareit Developed Index (Net, USD, Unhedged)[2]

Class A	-21.71%	-20.65%
Class C	-22.01	-20.65
Institutional	-21.59	-20.65
Investor	-21.60	-20.65
Class R6	-21.62	-20.65
Class R	-21.77	-20.65
Class P	-21.56	-20.65

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The FTSE EPRA Nareit Developed Index (Net, USD, Unhedged) is designed to track the performance of listed real estate companies and REITs worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). The figures do not reflect any fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/22[3]

Holding	% of Net Assets	Line of Business	Country

Public Storage REIT	4.6%	Real Estate	United States
Prologis, Inc. REIT	4.3	Real Estate	United States
Equinix, Inc. REIT	3.2	Real Estate	United States
Digital Realty Trust, Inc. REIT	3.2	Real Estate	United States
Welltower, Inc. REIT	2.8	Real Estate	United States
Vonovia SE	2.8	Real Estate	Germany
AvalonBay Communities, Inc. REIT	2.8	Real Estate	United States
Invitation Homes, Inc. REIT	2.6	Real Estate	United States
Equity Residential REIT	2.5	Real Estate	United States
Alexandria Real Estate Equities, Inc. REIT	2.5	Real Estate	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK COUNTRY ALLOCATION[4]

As of June 30, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall country allocations may differ from percentages contained in the graph above. The percentage shown for each country reflects the value of investments in that country as a percentage of market value. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Sector, subsector, region and country allocations throughout this shareholder report are defined by GSAM and may differ from sector, subsector, region and country allocations used by the FTSE Index. The above graph excludes investments in the Goldman Sachs Financial Square Government Fund — Institutional Shares, which represents 2.1% of the Fund’s net assets at June 30, 2022.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Real Estate Securities Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Fund Total Return (based on NAV)[1]	Wilshire U.S. Real Estate Securities Index[2]

Class A	-21.80%	-21.65%
Class C	-22.06	-21.65
Institutional	-21.68	-21.65
Service	21.83	-21.65
Investor	-21.70	-21.65
Class R6	-21.67	-21.65
Class R	-21.87	-21.65
Class P	-21.69	-21.65

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Wilshire U.S. Real Estate Securities Index is an unmanaged market capitalization-weighted index comprised of publicly traded REITs and real estate operating companies. The figures do not reflect any fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/22[3]

Holding	% of Net Assets	Line of Business	Country

Prologis, Inc. REIT	8.9%	Industrial	United States
Public Storage REIT	7.8	Specialized	United States
Equinix, Inc. REIT	7.8	Specialized	United States
Welltower, Inc. REIT	4.9	Health Care	United States
Digital Realty Trust, Inc. REIT	4.8	Specialized	United States
AvalonBay Communities, Inc. REIT	4.4	Residential	United States
Duke Realty Corp. REIT	3.8	Industrial	United States
Alexandria Real Estate Equities, Inc. REIT	3.7	Office	United States
Invitation Homes, Inc. REIT	3.7	Residential	United States
Equity Residential REIT	3.5	Residential	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of June 30, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. The above graph excludes the investments in the securities lending reinvestment vehicle represented 0.3% of the Fund’s net assets at June 30, 2022.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 102.8%
Australia – 4.9%
457,696	APA Group (Gas Utilities)	$3,564,432
956,421	Transurban Group (Transportation Infrastructure)	9,515,729

		13,080,161

Canada – 15.5%
392,189	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	16,562,612
61,144	Fortis, Inc. (Electric Utilities)	2,890,470
123,838	Keyera Corp. (Oil, Gas & Consumable Fuels)	2,828,494
87,023	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	2,590,678
217,161	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	7,676,216
161,262	TC Energy Corp. (Oil, Gas & Consumable Fuels)	8,353,752

		40,902,222

China – 2.9%
279,200	ENN Energy Holdings Ltd. (Gas Utilities)	4,614,819
1,126,000	Guangdong Investment Ltd. (Water Utilities)	1,190,218
2,190,000	Kunlun Energy Co. Ltd. (Gas Utilities)	1,795,907

		7,600,944

France – 7.9%
166,500	Engie SA (Multi-Utilities)	1,927,898
156,269	Getlink SE (Transportation Infrastructure)	2,771,485
106,906	Veolia Environnement SA (Multi-Utilities)*	2,620,622
151,337	Vinci SA (Construction & Engineering)	13,584,243

		20,904,248

Germany – 0.5%
40,620	Vonovia SE (Real Estate Management & Development)	1,256,803

Hong Kong – 0.7%
1,764,619	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,904,405

Italy – 1.2%
358,618	Enav SpA (Transportation Infrastructure)*(a)	1,504,226
323,420	Enel SpA (Electric Utilities)	1,773,708

		3,277,934

Spain – 6.1%
28,852	Aena SME SA (Transportation Infrastructure)*(a)	3,681,546
230,931	Cellnex Telecom SA (Diversified Telecommunication Services)*(a)	8,987,423
322,997	Iberdrola SA (Electric Utilities)	3,362,857

		16,031,826

Common Stocks – (continued)
Thailand – 0.5%
698,500	Airports of Thailand PCL (Transportation Infrastructure)*	1,404,097

United Kingdom – 6.1%
7,139	Linde PLC (Chemicals)	2,052,677
1,095,952	National Grid PLC (Multi-Utilities)	14,084,012

		16,136,689

United States – 56.5%
115,599	AES Corp. (The) (Independent Power and Renewable Electricity Producers)	2,428,735
42,879	Ameren Corp. (Multi-Utilities)	3,874,546
115,810	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	29,599,878
33,096	American Water Works Co., Inc. (Water Utilities)	4,923,692
73,229	Archaea Energy, Inc. (Oil, Gas & Consumable Fuels)*	1,137,246
46,026	Atmos Energy Corp. (Gas Utilities)	5,159,515
200,095	CenterPoint Energy, Inc. (Multi-Utilities)	5,918,810
82,038	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	10,913,515
67,090	CMS Energy Corp. (Multi-Utilities)	4,528,575
35,055	Consolidated Edison, Inc. (Multi-Utilities)	3,333,730
70,184	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	11,817,582
66,676	Edison International (Electric Utilities)	4,216,590
4,049	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	2,660,274
62,094	Eversource Energy (Electric Utilities)	5,245,080
222,520	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,729,435
3,969	Martin Marietta Materials, Inc. (Construction Materials)	1,187,684
18,342	NextEra Energy Partners LP (Independent Power and Renewable Electricity Producers)	1,360,243
55,736	NextEra Energy, Inc. (Electric Utilities)	4,317,311
80,478	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	4,466,529
28,752	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	9,202,078
60,850	Sempra Energy (Multi-Utilities)	9,143,930
114,305	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,820,579
39,608	WEC Energy Group, Inc. (Multi-Utilities)	3,986,149
224,339	Williams Cos., Inc. (The) (Oil, Gas & Consumable Fuels)	7,001,620
38,528	Xcel Energy, Inc. (Electric Utilities)	2,726,241

		149,699,567

TOTAL COMMON STOCKS
(Cost $231,686,272)		$272,198,896

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,747,452	1.367%	$2,747,452
(Cost $2,747,452)

TOTAL INVESTMENTS – 103.8%
(Cost $234,433,724)		$274,946,348

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.8)%		(10,188,025)

NET ASSETS – 100.0%		$264,758,323

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector	% of Total Market Value
Utilities	37.6%
Energy	25.3
Real Estate	19.8
Industrials	11.8
Communication Services	3.3
Materials	1.2
Investment Company	1.0

TOTAL INVESTMENTS	100.0%

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 102.2%
Australia – 3.7%
98,664	Goodman Group REIT (Real Estate)	$1,218,277
608,663	Ingenia Communities Group REIT (Real Estate)	1,676,477
197,420	NEXTDC Ltd. (Software & Services)*	1,453,000
861,837	Scentre Group REIT (Real Estate)	1,547,471
207,221	Stockland REIT (Real Estate)	517,386

		6,412,611

Canada – 2.5%
45,736	Canadian Apartment Properties REIT (Real Estate)	1,592,517
173,005	Chartwell Retirement Residences (Health Care Equipment & Services)	1,498,606
21,325	Granite Real Estate Investment Trust REIT (Real Estate)	1,307,962

		4,399,085

China – 1.0%
1,407,928	CIFI Holdings Group Co. Ltd. (Real Estate)	709,707
393,000	ESR Group Ltd. (Real Estate)*(a)	1,065,680

		1,775,387

France – 1.4%
17,403	Gecina SA REIT (Real Estate)	1,633,272
41,417	Klepierre SA REIT (Real Estate)*	801,502

		2,434,774

Germany – 3.2%
57,618	Instone Real Estate Group SE (Real Estate)(a)	683,272
155,590	Vonovia SE (Real Estate)	4,814,031

		5,497,303

Hong Kong – 5.3%
416,500	CK Asset Holdings Ltd. (Real Estate)	2,959,365
656,000	Fortune Real Estate Investment Trust REIT (Real Estate)	544,148
424,200	Hongkong Land Holdings Ltd. (Real Estate)	2,130,389
67,100	Link REIT (Real Estate)	548,299
1,130,000	Sino Land Co. Ltd. (Real Estate)	1,668,644
523,200	Swire Properties Ltd. (Real Estate)	1,302,577

		9,153,422

Ireland – 0.5%
231,960	Dalata Hotel Group PLC (Consumer Services)*	844,712

Japan – 10.3%
1,002	Comforia Residential REIT, Inc. REIT (Real Estate)	2,478,835
1,679	GLP J REIT (Real Estate)	2,057,545
155	Hoshino Resorts REIT, Inc. REIT (Real Estate)	750,134
1,049	Hulic REIT, Inc. REIT (Real Estate)	1,237,329

Common Stocks – (continued)
Japan – (continued)
2,308	Japan Metropolitan Fund Invest REIT (Real Estate)	1,798,337
155,600	Mitsubishi Estate Co. Ltd. (Real Estate)	2,255,165
450	Mitsubishi Estate Logistics REIT Investment Corp. REIT (Real Estate)	1,528,545
150,500	Mitsui Fudosan Co. Ltd. (Real Estate)	3,233,470
17,300	Open House Group Co. Ltd. (Consumer Durables & Apparel)	688,639
1,735	United Urban Investment Corp. REIT (Real Estate)	1,823,901

		17,851,900

Netherlands – 0.5%
83,279	CTP NV (Real Estate)(a)	958,668

Singapore – 3.0%
1,562,200	Ascendas India Trust (Real Estate)	1,316,502
963,900	Ascendas Real Estate Investment Trust REIT (Real Estate)	1,978,258
562,900	Far East Hospitality Trust (Real Estate)	260,118
2,886,009	Lendlease Global Commercial REIT (Real Estate)	1,652,985

		5,207,863

Spain – 1.6%
42,434	Cellnex Telecom SA (Telecommunication Services)*(a)	1,651,456
122,120	Merlin Properties Socimi SA REIT (Real Estate)	1,182,653

		2,834,109

Sweden – 0.9%
116,233	Castellum AB (Real Estate)(b)	1,498,388

United Kingdom – 5.2%
128,852	Big Yellow Group PLC REIT (Real Estate)	2,067,369
977,691	Capital & Counties Properties PLC REIT (Real Estate)	1,669,261
408,161	LondonMetric Property PLC REIT (Real Estate)	1,134,369
241,895	Segro PLC REIT (Real Estate)	2,887,688
105,104	UNITE Group PLC (The) REIT (Real Estate)	1,366,203

		9,124,890

United States – 63.1%
29,820	Alexandria Real Estate Equities, Inc. REIT (Real Estate)	4,324,795
7,701	American Tower Corp. REIT (Real Estate)	1,968,299
85,272	Americold Realty Trust, Inc. REIT (Real Estate)	2,561,571
24,709	AvalonBay Communities, Inc. REIT (Real Estate)	4,799,723

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
17,181	Camden Property Trust REIT (Real Estate)	$2,310,501
62,732	Cousins Properties, Inc. REIT (Real Estate)	1,833,656
92,716	CubeSmart REIT (Real Estate)	3,960,827
42,208	Digital Realty Trust, Inc. REIT (Real Estate)	5,479,865
152,273	DigitalBridge Group, Inc. (Real Estate)*	743,092
78,630	Duke Realty Corp. REIT (Real Estate)	4,320,718
20,343	EastGroup Properties, Inc. REIT (Real Estate)	3,139,535
8,544	Equinix, Inc. REIT (Real Estate)	5,613,579
47,472	Equity LifeStyle Properties, Inc. REIT (Real Estate)	3,345,352
60,550	Equity Residential REIT (Real Estate)	4,372,921
13,490	Essex Property Trust, Inc. REIT (Real Estate)	3,527,770
28,824	Federal Realty Investment Trust REIT (Real Estate)	2,759,610
67,052	Healthcare Realty Trust, Inc. REIT (Real Estate)	1,823,814
36,032	Healthpeak Properties, Inc. REIT (Real Estate)	933,589
44,741	Hudson Pacific Properties, Inc. REIT (Real Estate)	663,956
126,949	Invitation Homes, Inc. REIT (Real Estate)	4,516,845
36,136	Kilroy Realty Corp. REIT (Real Estate)	1,890,997
93,396	Park Hotels & Resorts, Inc. REIT (Real Estate)	1,267,384
62,843	Prologis, Inc. REIT (Real Estate)	7,393,479
25,744	Public Storage REIT (Real Estate)	8,049,376
34,149	Realty Income Corp. REIT (Real Estate)	2,331,011
56,374	Regency Centers Corp. REIT (Real Estate)	3,343,542
93,468	RLJ Lodging Trust REIT (Real Estate)	1,030,952
27,489	Ryman Hospitality Properties, Inc. REIT (Real Estate)*	2,089,989
2,919	SBA Communications Corp. REIT (Real Estate)	934,226
28,635	Simon Property Group, Inc. REIT (Real Estate)	2,718,034
35,524	Terreno Realty Corp. REIT (Real Estate)	1,979,752
80,969	Ventas, Inc. REIT (Real Estate)	4,164,236
119,728	VICI Properties, Inc. REIT (Real Estate)	3,566,697
58,683	Welltower, Inc. REIT (Real Estate)	4,832,545
66,226	WeWork, Inc., Class A (Real Estate)*(b)	332,455
10,846	W.P. Carey, Inc. REIT (Real Estate)	898,700

		109,823,393

TOTAL COMMON STOCKS
(Cost $173,074,768)		$177,816,505

Shares	Dividend Rate	Value

Investment Company – 1.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,040,241	1.367%	$2,040,241
(Cost $2,040,241)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $175,115,009)		$179,856,746

Securities Lending Reinvestment Vehicle – 0.9%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,502,828	1.367%	$1,502,828
(Cost $1,502,828)

TOTAL INVESTMENTS – 104.3%
(Cost $176,617,837)		$181,359,574

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.3)%		(7,467,777)

NET ASSETS – 100.0%		$173,891,797

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector	% of Total Market Value
Real Estate	94.7%
Investment Company	1.1
Communication Services	0.9
Consumer Discretionary	0.9
Health Care	0.8
Information Technology	0.8
Securities Lending Reinvestment Vehicle	0.8

TOTAL INVESTMENTS	100.0%

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Development – 0.3%
77,526	WeWork, Inc., Class A*(a)	$389,181

Diversified – 0.6%
157,234	DigitalBridge Group, Inc.*	767,302

Health Care – 10.0%
62,818	Healthcare Realty Trust, Inc. REIT	1,708,650
54,157	Healthpeak Properties, Inc. REIT	1,403,208
74,403	Ventas, Inc. REIT	3,826,546
80,624	Welltower, Inc. REIT	6,639,386

		13,577,790

Hotel – 3.8%
117,558	Park Hotels & Resorts, Inc. REIT	1,595,262
122,418	RLJ Lodging Trust REIT	1,350,271
29,398	Ryman Hospitality Properties, Inc. REIT*	2,235,130

		5,180,663

Industrial – 18.3%
57,321	Americold Realty Trust, Inc. REIT	1,721,923
94,436	Duke Realty Corp. REIT	5,189,258
20,745	EastGroup Properties, Inc. REIT	3,201,576
103,070	Prologis, Inc. REIT	12,126,185
46,875	Terreno Realty Corp. REIT	2,612,344

		24,851,286

Office – 8.3%
34,915	Alexandria Real Estate Equities, Inc. REIT	5,063,722
92,500	Cousins Properties, Inc. REIT	2,703,775
33,790	Hudson Pacific Properties, Inc. REIT	501,444
55,883	Kilroy Realty Corp. REIT	2,924,357

		11,193,298

Residential – 20.9%
30,524	AvalonBay Communities, Inc. REIT	5,929,287
21,464	Camden Property Trust REIT	2,886,479
62,563	Equity LifeStyle Properties, Inc. REIT	4,408,815
65,396	Equity Residential REIT	4,722,899
16,514	Essex Property Trust, Inc. REIT	4,318,576
140,318	Invitation Homes, Inc. REIT	4,992,514
6,424	Sun Communities, Inc. REIT	1,023,729

		28,282,299

Retail – 7.3%
29,693	Federal Realty Investment Trust REIT	2,842,808
53,954	Regency Centers Corp. REIT	3,200,012
41,216	Simon Property Group, Inc. REIT	3,912,222

		9,955,042

Common Stocks – (continued)
Specialized – 29.2%
6,593	American Tower Corp. REIT	1,685,105
95,894	CubeSmart REIT	4,096,592
50,285	Digital Realty Trust, Inc. REIT	6,528,502
16,076	Equinix, Inc. REIT	10,562,253
11,645	Extra Space Storage, Inc. REIT	1,981,047
33,970	Public Storage REIT	10,621,400
4,524	SBA Communications Corp. REIT	1,447,906
91,752	VICI Properties, Inc. REIT	2,733,292

		39,656,097

TOTAL COMMON STOCKS
(Cost $100,336,462)		$133,852,958

Shares	Dividend Rate	Value

Investment Company – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,233,984	1.367%	$1,233,984
(Cost $1,233,984)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $101,570,446)		$135,086,942

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
386,657	1.367%	$386,657
(Cost $386,657)

TOTAL INVESTMENTS – 99.9%
(Cost $101,957,103)		$135,473,599

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		209,135

NET ASSETS – 100.0%		$135,682,734

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund
Assets:
Investments in unaffiliated issuers, at value (cost $231,686,272, $173,074,768 and $100,336,462, respectively)(a)	$272,198,896	$177,816,505	$133,852,958
Investments in affiliated issuers, at value (cost $2,747,452, $2,040,241 and $1,233,984, respectively)	2,747,452	2,040,241	1,233,984
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	1,502,828	386,657
Cash	—	352,585	705,652
Foreign currency, at value (cost $66,334, $106,614 and $—, respectively)	65,710	106,936	—
Receivables:
Investments sold	3,709,940	4,421,547	—
Dividends	1,233,910	621,401	487,460
Fund shares sold	694,004	1,277,000	3,268
Foreign tax reclaims	115,178	160,142	—
Reimbursement from investment adviser	12,916	26,411	30,114
Securities lending income	—	1,684	—
Other assets	49,841	36,190	58,495
Total assets	280,827,847	188,363,470	136,758,588

Liabilities:
Payables:
Fund shares redeemed	14,014,000	9,500,412	361,143
Due to custodian	1,283,049	—	—
Investments purchased	417,108	3,122,524	1,444
Management fees	210,593	160,329	98,170
Distribution and Service fees and Transfer Agency fees	8,217	6,146	15,065
Payable upon return of securities loaned	—	1,502,828	386,657
Accrued expenses	136,557	179,434	213,375
Total liabilities	16,069,524	14,471,673	1,075,854

Net Assets:
Paid-in capital	231,267,868	177,284,824	96,690,496
Total distributable earnings (loss)	33,490,455	(3,393,027)	38,992,238
NET ASSETS	$264,758,323	$173,891,797	$135,682,734
Net Assets:
Class A	$1,852,281	$1,321,475	$17,054,914
Class C	507,357	58,575	1,199,446
Institutional	17,121,907	4,819,294	28,166,800
Service	—	—	335,609
Investor	1,150,883	68,787	1,967,603
Class R6	136,238,904	90,356,308	2,787,966
Class R	34,971	30,201	878,342
Class P	107,852,020	77,237,157	83,292,054
Total Net Assets	$264,758,323	$173,891,797	$135,682,734
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	146,737	134,279	1,470,568
Class C	40,529	6,001	111,625
Institutional	1,353,724	489,674	2,308,495
Service	—	—	28,591
Investor	91,140	7,006	167,069
Class R6	10,795,959	9,196,160	228,561
Class R	2,771	3,082	77,076
Class P	8,552,121	7,867,293	6,830,522
Net asset value, offering and redemption price per share:(b)
Class A	$12.62	$9.84	$11.60
Class C	12.52	9.76	10.75
Institutional	12.65	9.84	12.20
Service	—	—	11.74
Investor	12.63	9.82	11.78
Class R6	12.62	9.83	12.20
Class R	12.62	9.80	11.40
Class P	12.61	9.82	12.19

(a)	Includes loaned securities having a market value of $–, $1,368,723 and $369,718 for Global Infrastructure Fund, Global Real Estate Securities Fund and Real Estate Securities Fund, respectively.
(b)	Maximum public offering price per share for Class A Shares is $ 13.35, $ 10.41 and $ 12.28 for Global Infrastructure Fund, Global Real Estate Securities Fund and Real Estate Securities Fund, respectively. Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $296,358, $95,848 and $—)	$4,563,692	$2,233,457	$1,515,077

Dividends — affiliated issuers	7,462	2,762	2,411

Securities lending income — affiliated issuer	—	3,689	1,161

Total investment income	4,571,154	2,239,908	1,518,649

Expenses:

Management fees	1,310,076	786,535	669,952

Registration fees	50,135	55,286	54,020

Professional fees	49,296	45,456	38,757

Transfer Agency fees(a)	45,964	25,898	40,883

Custody, accounting and administrative services	32,068	57,700	50,050

Printing and mailing costs	23,780	9,317	23,818

Trustee fees	10,039	10,478	12,194

Distribution and/or Service (12b-1) fees(a)	3,940	1,000	33,155

Service fees — Class C	725	74	1,635

Shareholder Administration fees — Service Shares	—	—	582

Other	11,590	387	9,961

Total expenses	1,537,613	992,131	935,007

Less — expense reductions	(101,855)	(176,477)	(187,657)

Net expenses	1,435,758	815,654	747,350

NET INVESTMENT INCOME	3,135,396	1,424,254	771,299

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(1,569,996)	(3,239,081)	3,381,766

Foreign currency transactions	10,165	(65,214)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(16,326,270)	(42,063,375)	(41,931,378)

Foreign currency translations	(38,327)	(11,820)	—

Net realized and unrealized loss	(17,924,428)	(45,379,490)	(38,549,612)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,789,032)	$(43,955,236)	$(37,778,313)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Class R	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Global Infrastructure Fund	$1,673	$2,176	$91	$—	$1,071	$464	$2,481	$—	$498	$23,788	$29	$17,633
Global Real Estate Securities Fund	691	223	86	—	442	48	430	—	41	17,018	27	7,892
Real Estate Securities Fund	25,197	4,904	2,472	582	16,126	1,046	6,406	93	1,922	95	791	14,404

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets

	Global Infrastructure Fund		Global Real Estate Securities Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
From operations:
Net investment income	$3,135,396	$3,578,201	$1,424,254	$2,009,083
Net realized gain (loss)	(1,559,831)	1,997,320	(3,304,295)	14,444,434
Net change in unrealized gain (loss)	(16,364,597)	30,179,157	(42,075,195)	22,363,363
Net increase (decrease) in net assets resulting from operations	(14,789,032)	35,754,678	(43,955,236)	38,816,880

Distributions to shareholders:
From distributable earnings:
Class A Shares	(14,619)	(10,884)	(6,892)	(1,263)
Class C Shares	(2,420)	(8,412)	(171)	(822)
Institutional Shares	(163,673)	(166,495)	(28,995)	(44,599)
Investor Shares	(9,297)	(4,434)	(454)	(841)
Class R6 Shares	(1,516,520)	(3,246,938)	(854,322)	(2,860,276)
Class R Shares	(244)	(513)	(156)	(654)
Class P Shares	(1,101,821)	(1,902,191)	(546,393)	(1,131,317)
Total distributions to shareholders	(2,808,594)	(5,339,867)	(1,437,383)	(4,039,772)

From share transactions:
Proceeds from sales of shares	36,549,634	121,405,866	25,353,986	23,775,737
Proceeds received in connection with merger	—	—	38,550,687	—
Reinvestment of distributions	2,800,747	5,339,868	1,437,317	4,039,772
Cost of shares redeemed	(52,087,433)	(42,666,786)	(23,710,625)	(64,718,634)
Net increase (decrease) in net assets resulting from share transactions	(12,737,052)	84,078,948	41,631,365	(36,903,125)
TOTAL INCREASE (DECREASE)	(30,334,678)	114,493,759	(3,761,254)	(2,126,017)

Net Assets:
Beginning of period	295,093,001	180,599,242	177,653,051	179,779,068
End of period	$264,758,323	$295,093,001	$173,891,797	$177,653,051

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets (continued)

	Real Estate Securities Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
From operations:

Net investment income	$771,299	$1,292,813

Net realized gain	3,381,766	8,745,645

Net change in unrealized gain (loss)	(41,931,378)	45,771,650

Net increase (decrease) in net assets resulting from operations	(37,778,313)	55,810,108

Distributions to shareholders:

From distributable earnings:

Class A Shares	(80,157)	(1,423,797)

Class C Shares	(2,385)	(91,892)

Institutional Shares	(178,278)	(2,271,763)

Service Shares	(1,158)	(51,452)

Investor Shares	(12,071)	(165,549)

Class R6 Shares	(13,818)	(27,708)

Class R Shares	(2,981)	(67,420)

Class P Shares	(534,425)	(6,567,981)
Total distributions to shareholders	(825,273)	(10,667,562)

From share transactions:

Proceeds from sales of shares	9,478,155	31,014,980

Reinvestment of distributions	820,876	10,572,044

Cost of shares redeemed	(12,657,241)	(29,473,867)

Net increase (decrease) in net assets resulting from share transactions	(2,358,210)	12,113,157

TOTAL INCREASE (DECREASE)	(40,961,796)	57,255,703

Net Assets:

Beginning of period	176,644,530	119,388,827
End of period	$135,682,734	$176,644,530

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$13.45		$11.78	$12.47	$9.68	$10.85	$9.89

Net investment income(a)	0.12		0.15	0.14	0.18	0.19	0.22	(b)

Net realized and unrealized gain (loss)	(0.84)		1.74	(0.64)	2.83	(1.19)	0.99

Total from investment operations	(0.72)		1.89	(0.50)	3.01	(1.00)	1.21

Distributions to shareholders from net investment income	(0.11)		(0.18)	(0.16)	(0.19)	(0.17)	(0.20)

Distributions to shareholders from net realized gains	—		(0.04)	—	—	—	(0.05)

Distributions to shareholders from return of capital	—		—	(0.03)	(0.03)	—	—	(c)

Total distributions	(0.11)		(0.22)	(0.19)	(0.22)	(0.17)	(0.25)

Net asset value, end of period	$12.62		$13.45	$11.78	$12.47	$9.68	$10.85

Total Return(d)	(5.40)%		16.15%	(3.97)%	31.22%	(9.31)%	12.29%

Net assets, end of period (in 000’s)	$1,852		$1,302	$357	$782	$1,376	$40

Ratio of net expenses to average net assets	1.35	%(e)	1.35%	1.34%	1.36%	1.38%	1.38%

Ratio of total expenses to average net assets	1.43	%(e)	1.45%	1.56%	1.51%	1.51%	6.20%

Ratio of net investment income to average net assets	1.89	%(e)	1.14%	1.17%	1.53%	1.83%	2.04	%(b)

Portfolio turnover rate(f)	18%		50%	57%	39%	67%	103%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$13.34		$11.70	$12.41	$9.65	$10.84	$9.88

Net investment income(a)	0.06		0.05	0.02	0.11	0.10	0.13	(b)

Net realized and unrealized gain (loss)	(0.82)		1.73	(0.62)	2.80	(1.17)	1.00

Total from investment operations	(0.76)		1.78	(0.60)	2.91	(1.07)	1.13

Distributions to shareholders from net investment income	(0.06)		(0.10)	(0.09)	(0.13)	(0.12)	(0.14)

Distributions to shareholders from net realized gains	—		(0.04)	—	—	—	(0.03)

Distributions to shareholders from return of capital	—		—	(0.02)	(0.02)	—	—	(c)

Total distributions	(0.06)		(0.14)	(0.11)	(0.15)	(0.12)	(0.17)

Net asset value, end of period	$12.52		$13.34	$11.70	$12.41	$9.65	$10.84

Total Return(d)	(5.70)%		15.28%	(4.78)%	30.31%	(9.96)%	11.46%

Net assets, end of period (in 000’s)	$507		$622	$868	$2,607	$1,383	$57

Ratio of net expenses to average net assets	2.10	%(e)	2.10%	2.09%	2.11%	2.13%	2.14%

Ratio of total expenses to average net assets	2.18	%(e)	2.20%	2.30%	2.26%	2.26%	7.06%

Ratio of net investment income to average net assets	0.98	%(e)	0.39%	0.21%	1.01%	1.00%	1.24	%(b)

Portfolio turnover rate(f)	18%		50%	57%	39%	67%	103%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$13.47		$11.80	$12.50	$9.71	$10.85	$9.89

Net investment income(a)	0.16		0.19	0.21	0.19	0.06	0.29	(b)

Net realized and unrealized gain (loss)	(0.85)		1.74	(0.68)	2.87	(1.02)	0.96

Total from investment operations	(0.69)		1.93	(0.47)	3.06	(0.96)	1.25

Distributions to shareholders from net investment income	(0.13)		(0.22)	(0.17)	(0.24)	(0.18)	(0.20)

Distributions to shareholders from net realized gains	—		(0.04)	—	—	—	(0.08)

Distributions to shareholders from return of capital	—		—	(0.06)	(0.03)	—	(0.01)

Total distributions	(0.13)		(0.26)	(0.23)	(0.27)	(0.18)	(0.29)

Net asset value, end of period	$12.65		$13.47	$11.80	$12.50	$9.71	$10.85

Total Return(c)	(5.16)%		16.50%	(3.63)%	31.66%	(8.89)%	12.72%

Net assets, end of period (in 000’s)	$17,122		$8,983	$6,772	$1,264	$1,737	$222,546

Ratio of net expenses to average net assets	0.99	%(d)	0.99%	0.99%	1.00%	0.99%	0.99%

Ratio of total expenses to average net assets	1.06	%(d)	1.08%	1.19%	1.13%	1.06%	1.29%

Ratio of net investment income to average net assets	2.44	%(d)	1.50%	1.82%	1.70%	0.54%	2.65	%(b)

Portfolio turnover rate(e)	18%		50%	57%	39%	67%	103%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Investor Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$13.46		$11.78	$12.47	$9.68	$10.85	$9.89

Net investment income(a)	0.21		0.18	0.10	0.22	0.20	0.24	(b)

Net realized and unrealized gain (loss)	(0.92)		1.75	(0.58)	2.82	(1.18)	0.99

Total from investment operations	(0.71)		1.93	(0.48)	3.04	(0.98)	1.23

Distributions to shareholders from net investment income	(0.12)		(0.21)	(0.19)	(0.22)	(0.19)	(0.21)

Distributions to shareholders from net realized gains	—		(0.04)	—	—	—	(0.05)

Distributions to shareholders from return of capital	—		—	(0.02)	(0.03)	—	(0.01)

Total distributions	(0.12)		(0.25)	(0.21)	(0.25)	(0.19)	(0.27)

Net asset value, end of period	$12.63		$13.46	$11.78	$12.47	$9.68	$10.85

Total Return(c)	(5.28)%		16.49%	(3.80)%	31.49%	(9.00)%	12.56%

Net assets, end of period (in 000’s)	$1,151		$248	$181	$929	$279	$28

Ratio of net expenses to average net assets	1.10	%(d)	1.10%	1.09%	1.10%	1.13%	1.14%

Ratio of total expenses to average net assets	1.17	%(d)	1.20%	1.29%	1.26%	1.25%	6.05%

Ratio of net investment income to average net assets	3.19	%(d)	1.39%	0.86%	1.96%	1.95%	2.23	%(b)

Portfolio turnover rate(e)	18%		50%	57%	39%	67%	103%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$13.44		$11.77	$12.47	$9.69	$10.85	$9.89

Net investment income(a)	0.14		0.19	0.18	0.23	0.22	0.26	(b)

Net realized and unrealized gain (loss)	(0.83)		1.74	(0.65)	2.82	(1.18)	0.99

Total from investment operations	(0.69)		1.93	(0.47)	3.05	(0.96)	1.25

Distributions to shareholders from net investment income	(0.13)		(0.22)	(0.19)	(0.24)	(0.20)	(0.22)

Distributions to shareholders from net realized gains	—		(0.04)	—	—	—	(0.06)

Distributions to shareholders from return of capital	—		—	(0.04)	(0.03)	—	(0.01)

Total distributions	(0.13)		(0.26)	(0.23)	(0.27)	(0.20)	(0.29)

Net asset value, end of period	$12.62		$13.44	$11.77	$12.47	$9.69	$10.85

Total Return(c)	(5.17)%		16.55%	(3.64)%	31.63%	(8.88)%	12.74%

Net assets, end of period (in 000’s)	$136,239		$166,430	$160,304	$187,335	$183,306	$28

Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.98%	0.99%	0.98%	0.97%

Ratio of total expenses to average net assets	1.05	%(d)	1.07%	1.18%	1.11%	1.10%	5.88%

Ratio of net investment income to average net assets	2.14	%(d)	1.51%	1.57%	1.94%	2.17%	2.40	%(b)

Portfolio turnover rate(e)	18%		50%	57%	39%	67%	103%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$13.45		$11.78	$12.48	$9.69	$10.85	$9.89

Net investment income(a)	0.10		0.11	0.12	0.16	0.14	0.18	(b)

Net realized and unrealized gain (loss)	(0.84)		1.75	(0.66)	2.82	(1.16)	1.00

Total from investment operations	(0.74)		1.86	(0.54)	2.98	(1.02)	1.18

Distributions to shareholders from net investment income	(0.09)		(0.15)	(0.13)	(0.17)	(0.14)	(0.18)

Distributions to shareholders from net realized gains	—		(0.04)	—	—	—	(0.04)

Distributions to shareholders from return of capital	—		—	(0.03)	(0.02)	—	—	(c)

Total distributions	(0.09)		(0.19)	(0.16)	(0.19)	(0.14)	(0.22)

Net asset value, end of period	$12.62		$13.45	$11.78	$12.48	$9.69	$10.85

Total Return(d)	(5.52)%		15.84%	(4.24)%	30.94%	(9.49)%	12.00%

Net assets, end of period (in 000’s)	$35		$37	$32	$33	$25	$28

Ratio of net expenses to average net assets	1.60	%(e)	1.60%	1.59%	1.61%	1.63%	1.64%

Ratio of total expenses to average net assets	1.69	%(e)	1.71%	1.82%	1.77%	1.75%	6.55%

Ratio of net investment income to average net assets	1.55	%(e)	0.89%	1.01%	1.42%	1.30%	1.74	%(b)

Portfolio turnover rate(f)	18%		50%	57%	39%	67%	103%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$13.44		$11.76	$12.47	$9.68	$10.47

Net investment income(b)	0.14		0.19	0.21	0.23	0.12

Net realized and unrealized gain (loss)	(0.84)		1.75	(0.69)	2.83	(0.73)

Total from investment operations	(0.70)		1.94	(0.48)	3.06	(0.61)

Distributions to shareholders from net investment income	(0.13)		(0.22)	(0.17)	(0.24)	(0.18)

Distributions to shareholders from net realized gains	—		(0.04)	—	—	—

Distributions to shareholders from return of capital	—		—	(0.06)	(0.03)	—

Total distributions	(0.13)		(0.26)	(0.23)	(0.27)	(0.18)

Net asset value, end of period	$12.61		$13.44	$11.76	$12.47	$9.68

Total Return(c)	(5.25)%		16.66%	(3.72)%	31.77%	(5.91)%

Net assets, end of period (in 000’s)	$107,852		$117,473	$12,085	$3,936	$2,278

Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.98%	0.99%	0.98	%(d)

Ratio of total expenses to average net assets	1.05	%(d)	1.07%	1.18%	1.12%	1.14	%(d)

Ratio of net investment income to average net assets	2.15	%(d)	1.51%	1.77%	1.99%	1.68	%(d)

Portfolio turnover rate(e)	18%		50%	57%	39%	67%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.65		$10.25	$11.14	$9.79	$10.64	$10.05

Net investment income(a)	0.13		0.09	0.12	0.17	0.19	0.21

Net realized and unrealized gain (loss)	(2.87)		2.55	(0.88)	2.01	(0.79)	0.63

Total from investment operations	(2.74)		2.64	(0.76)	2.18	(0.60)	0.84

Distributions to shareholders from net investment income	(0.07)		(0.24)	(0.10)	(0.53)	(0.20)	(0.25)

Distributions to shareholders from net realized gains	—		—	(0.02)	(0.30)	—	— (b)

Distributions to shareholders from return of capital	—		—	(0.01)	—	(0.05)	—

Total distributions	(0.07)		(0.24)	(0.13)	(0.83)	(0.25)	(0.25)

Net asset value, end of period	$9.84		$12.65	$10.25	$11.14	$9.79	$10.64

Total Return(c)	(21.71)%		25.92%	(6.63)%	22.47%	(5.77)%	8.50%

Net assets, end of period (in 000’s)	$1,321		$54	$50	$54	$905	$1,768

Ratio of net expenses to average net assets	1.34	%(d)	1.34%	1.35%	1.36%	1.37%	1.39%

Ratio of total expenses to average net assets	1.52	%(d)	1.58%	1.60%	1.52%	1.52%	1.59%

Ratio of net investment income to average net assets	2.41	%(d)	0.80%	1.21%	1.55%	1.85%	2.03%

Portfolio turnover rate(e)	42%		52%	75%	42%	67%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.55		$10.18	$11.09	$9.79	$10.64	$10.04

Net investment income(a)	0.03		0.01	0.04	0.11	0.12	0.12

Net realized and unrealized gain (loss)	(2.79)		2.53	(0.87)	1.98	(0.80)	0.65

Total from investment operations	(2.76)		2.54	(0.83)	2.09	(0.68)	0.77

Distributions to shareholders from net investment income	(0.03)		(0.17)	(0.05)	(0.49)	(0.12)	(0.17)

Distributions to shareholders from net realized gains	—		—	(0.02)	(0.30)	—	— (b)

Distributions to shareholders from return of capital	—		—	(0.01)	—	(0.05)	—

Total distributions	(0.03)		(0.17)	(0.08)	(0.79)	(0.17)	(0.17)

Net asset value, end of period	$9.76		$12.55	$10.18	$11.09	$9.79	$10.64

Total Return(c)	(22.01)%		25.01%	(7.39)%	21.60%	(6.45)%	7.72%

Net assets, end of period (in 000’s)	$59		$63	$50	$66	$27	$28

Ratio of net expenses to average net assets	2.09	%(d)	2.09%	2.10%	2.11%	2.12%	2.15%

Ratio of total expenses to average net assets	2.30	%(d)	2.33%	2.34%	2.29%	2.27%	2.79%

Ratio of net investment income to average net assets	0.52	%(d)	0.05%	0.45%	0.96%	1.20%	1.15%

Portfolio turnover rate(e)	42%		52%	75%	42%	67%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.65		$10.25	$11.13	$9.82	$10.66	$10.06

Net investment income (loss)(a)	0.14		0.13	0.15	0.22	(0.03)	0.24

Net realized and unrealized gain (loss)	(2.87)		2.55	(0.87)	2.00	(0.54)	0.65

Total from investment operations	(2.73)		2.68	(0.72)	2.22	(0.57)	0.89

Distributions to shareholders from net investment income	(0.08)		(0.28)	(0.13)	(0.61)	(0.22)	(0.29)

Distributions to shareholders from net realized gains	—		—	(0.02)	(0.30)	—	— (b)

Distributions to shareholders from return of capital	—		—	(0.01)	—	(0.05)	—

Total distributions	(0.08)		(0.28)	(0.16)	(0.91)	(0.27)	(0.29)

Net asset value, end of period	$9.84		$12.65	$10.25	$11.13	$9.82	$10.66

Total Return(c)	(21.59)%		26.38%	(6.26)%	22.91%	(5.41)%	8.96%

Net assets, end of period (in 000’s)	$4,819		$411	$2,150	$2,131	$1,855	$338,527

Ratio of net expenses to average net assets	0.97	%(d)	0.97%	0.97%	0.97%	1.00%	1.00%

Ratio of total expenses to average net assets	1.15	%(d)	1.21%	1.22%	1.15%	1.18%	1.24%

Ratio of net investment income (loss) to average net assets	2.66	%(d)	1.17%	1.60%	1.98%	(0.26)%	2.31%

Portfolio turnover rate(e)	42%		52%	75%	42%	67%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Investor Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.62		$10.23	$11.11	$9.80	$10.65	$10.05

Net investment income(a)	0.10		0.12	0.14	0.21	0.23	0.22

Net realized and unrealized gain (loss)	(2.82)		2.54	(0.87)	2.00	(0.81)	0.65

Total from investment operations	(2.72)		2.66	(0.73)	2.21	(0.58)	0.87

Distributions to shareholders from net investment income	(0.08)		(0.27)	(0.12)	(0.60)	(0.22)	(0.27)

Distributions to shareholders from net realized gains	—		—	(0.02)	(0.30)	—	— (b)

Distributions to shareholders from return of capital	—		—	(0.01)	—	(0.05)	—

Total distributions	(0.08)		(0.27)	(0.15)	(0.90)	(0.27)	(0.27)

Net asset value, end of period	$9.82		$12.62	$10.23	$11.11	$9.80	$10.65

Total Return(c)	(21.60)%		26.20%	(6.37)%	22.79%	(5.50)%	8.80%

Net assets, end of period (in 000’s)	$69		$40	$32	$34	$27	$29

Ratio of net expenses to average net assets	1.09	%(d)	1.09%	1.10%	1.11%	1.12%	1.15%

Ratio of total expenses to average net assets	1.30	%(d)	1.33%	1.34%	1.29%	1.27%	1.75%

Ratio of net investment income to average net assets	1.82	%(d)	1.05%	1.45%	1.85%	2.20%	2.13%

Portfolio turnover rate(e)	42%		52%	75%	42%	67%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.63		$10.23	$11.11	$9.80	$10.66	$10.06

Net investment income(a)	0.09		0.14	0.15	0.21	0.29	0.24

Net realized and unrealized gain (loss)	(2.81)		2.55	(0.87)	2.01	(0.86)	0.65

Total from investment operations	(2.72)		2.69	(0.72)	2.22	(0.57)	0.89

Distributions to shareholders from net investment income	(0.08)		(0.29)	(0.13)	(0.61)	(0.24)	(0.29)

Distributions to shareholders from net realized gains	—		—	(0.02)	(0.30)	—	— (b)

Distributions to shareholders from return of capital	—		—	(0.01)	—	(0.05)	—

Total distributions	(0.08)		(0.29)	(0.16)	(0.91)	(0.29)	(0.29)

Net asset value, end of period	$9.83		$12.63	$10.23	$11.11	$9.80	$10.66

Total Return(c)	(21.62)%		26.45%	(6.27)%	22.97%	(5.44)%	8.97%

Net assets, end of period (in 000’s)	$90,356		$126,806	$144,290	$193,139	$259,662	$29

Ratio of net expenses to average net assets	0.96	%(d)	0.96%	0.96%	0.96%	0.97%	0.99%

Ratio of total expenses to average net assets	1.17	%(d)	1.20%	1.20%	1.14%	1.11%	1.59%

Ratio of net investment income to average net assets	1.57	%(d)	1.18%	1.58%	1.90%	2.76%	2.29%

Portfolio turnover rate(e)	42%		52%	75%	42%	67%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.59		$10.21	$11.10	$9.80	$10.65	$10.05

Net investment income(a)	0.05		0.06	0.09	0.15	0.18	0.17

Net realized and unrealized gain (loss)	(2.79)		2.54	(0.87)	1.99	(0.81)	0.65

Total from investment operations	(2.74)		2.60	(0.78)	2.14	(0.63)	0.82

Distributions to shareholders from net investment income	(0.05)		(0.22)	(0.08)	(0.54)	(0.17)	(0.22)

Distributions to shareholders from net realized gains	—		—	(0.02)	(0.30)	—	— (b)

Distributions to shareholders from return of capital	—		—	(0.01)	—	(0.05)	—

Total distributions	(0.05)		(0.22)	(0.11)	(0.84)	(0.22)	(0.22)

Net asset value, end of period	$9.80		$12.59	$10.21	$11.10	$9.80	$10.65

Total Return(c)	(21.77)%		25.56%	(6.83)%	22.10%	(5.97)%	8.26%

Net assets, end of period (in 000’s)	$30		$39	$31	$33	$27	$29

Ratio of net expenses to average net assets	1.59	%(d)	1.59%	1.60%	1.61%	1.62%	1.65%

Ratio of total expenses to average net assets	1.80	%(d)	1.83%	1.84%	1.79%	1.77%	2.25%

Ratio of net investment income to average net assets	0.94	%(d)	0.55%	0.95%	1.35%	1.70%	1.63%

Portfolio turnover rate(e)	42%		52%	75%	42%	67%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$12.62		$10.22	$11.11	$9.80	$10.30

Net investment income(b)	0.10		0.14	0.15	0.22	0.23

Net realized and unrealized gain (loss)	(2.82)		2.55	(0.88)	2.01	(0.50)

Total from investment operations	(2.72)		2.69	(0.73)	2.23	(0.27)

Distributions to shareholders from net investment income	(0.08)		(0.29)	(0.13)	(0.62)	(0.18)

Distributions to shareholders from net realized gains	—		—	(0.02)	(0.30)	—

Distributions to shareholders from return of capital	—		—	(0.01)	—	(0.05)

Total distributions	(0.08)		(0.29)	(0.16)	(0.92)	(0.23)

Net asset value, end of period	$9.82		$12.62	$10.22	$11.11	$9.80

Total Return(c)	(21.56)%		26.48%	(6.36)%	22.98%	(2.69)%

Net assets, end of period (in 000’s)	$77,237		$50,241	$33,176	$43,099	$39,405

Ratio of net expenses to average net assets	0.96	%(d)	0.96%	0.96%	0.96%	0.96	%(d)

Ratio of total expenses to average net assets	1.17	%(d)	1.20%	1.20%	1.14%	1.11	%(d)

Ratio of net investment income to average net assets	1.88	%(d)	1.18%	1.56%	1.98%	3.15	%(d)

Portfolio turnover rate(e)	42%		52%	75%	42%	67%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.90		$11.03	$13.27	$12.61	$15.53	$18.40

Net investment income(a)	0.04		0.07	0.12	0.22	0.28	0.30

Net realized and unrealized gain (loss)	(3.29)		4.75	(1.22)	2.92	(0.94)	0.06

Total from investment operations	(3.25)		4.82	(1.10)	3.14	(0.66)	0.36

Distributions to shareholders from net investment income	(0.05)		(0.13)	(0.14)	(0.22)	(0.37)	(0.29)

Distributions to shareholders from net realized gains	—		(0.82)	(1.00)	(2.26)	(1.89)	(2.94)

Total distributions	(0.05)		(0.95)	(1.14)	(2.48)	(2.26)	(3.23)

Net asset value, end of period	$11.60		$14.90	$11.03	$13.27	$12.61	$15.53

Total Return(b)	(21.80)%		44.33%	(7.85)%	25.49%	(5.39)%	2.11%

Net assets, end of period (in 000’s)	$17,055		$23,278	$19,177	$27,488	$26,002	$38,120

Ratio of net expenses to average net assets	1.27	%(c)	1.28%	1.29%	1.30%	1.30%	1.31%

Ratio of total expenses to average net assets	1.53	%(c)	1.55%	1.62%	1.57%	1.50%	1.54%

Ratio of net investment income to average net assets	0.67	%(c)	0.55%	1.06%	1.51%	1.88%	1.65%

Portfolio turnover rate(d)	20%		37%	57%	37%	43%	35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$13.82		$10.31	$12.50	$11.99	$14.88	$17.79

Net investment income (loss)(a)	—		(0.02)	0.03	0.10	0.12	0.16

Net realized and unrealized gain (loss)	(3.05)		4.41	(1.14)	2.78	(0.85)	0.06

Total from investment operations	(3.05)		4.39	(1.11)	2.88	(0.73)	0.22

Distributions to shareholders from net investment income	(0.02)		(0.06)	(0.08)	(0.11)	(0.27)	(0.19)

Distributions to shareholders from net realized gains	—		(0.82)	(1.00)	(2.26)	(1.89)	(2.94)

Total distributions	(0.02)		(0.88)	(1.08)	(2.37)	(2.16)	(3.13)

Net asset value, end of period	$10.75		$13.82	$10.31	$12.50	$11.99	$14.88

Total Return(b)	(22.06)%		43.12%	(8.50)%	24.62%	(6.12)%	1.38%

Net assets, end of period (in 000’s)	$1,199		$1,540	$1,332	$2,615	$3,568	$12,421

Ratio of net expenses to average net assets	2.02	%(c)	2.03%	2.04%	2.05%	2.05%	2.06%

Ratio of total expenses to average net assets	2.28	%(c)	2.29%	2.37%	2.32%	2.25%	2.29%

Ratio of net investment income (loss) to average net assets	(0.06	)%(c)	(0.20)%	0.26%	0.69%	0.83%	0.92%

Portfolio turnover rate(d)	20%		37%	57%	37%	43%	35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.67		$11.56	$13.83	$13.05	$15.98	$18.81

Net investment income(a)	0.07		0.13	0.17	0.28	0.23	0.37

Net realized and unrealized gain (loss)	(3.46)		4.97	(1.26)	3.03	(0.86)	0.08

Total from investment operations	(3.39)		5.10	(1.09)	3.31	(0.63)	0.45

Distributions to shareholders from net investment income	(0.08)		(0.17)	(0.18)	(0.27)	(0.41)	(0.34)

Distributions to shareholders from net realized gains	—		(0.82)	(1.00)	(2.26)	(1.89)	(2.94)

Total distributions	(0.08)		(0.99)	(1.18)	(2.53)	(2.30)	(3.28)

Net asset value, end of period	$12.20		$15.67	$11.56	$13.83	$13.05	$15.98

Total Return(b)	(21.68)%		44.74%	(7.48)%	26.01%	(5.04)%	2.58%

Net assets, end of period (in 000’s)	$28,167		$37,235	$23,409	$30,069	$31,337	$206,095

Ratio of net expenses to average net assets	0.91	%(c)	0.91%	0.91%	0.92%	0.91%	0.91%

Ratio of total expenses to average net assets	1.16	%(c)	1.17%	1.24%	1.19%	1.12%	1.14%

Ratio of net investment income to average net assets	1.06	%(c)	0.92%	1.47%	1.86%	1.50%	1.98%

Portfolio turnover rate(d)	20%		37%	57%	37%	43%	35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Service Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.07		$11.15	$13.40	$12.71	$15.65	$18.52

Net investment income(a)	0.01		0.05	0.11	0.21	0.26	0.29

Net realized and unrealized gain (loss)	(3.30)		4.80	(1.23)	2.94	(0.95)	0.06

Total from investment operations	(3.29)		4.85	(1.12)	3.15	(0.69)	0.35

Distributions to shareholders from net investment income	(0.04)		(0.11)	(0.13)	(0.20)	(0.36)	(0.28)

Distributions to shareholders from net realized gains	—		(0.82)	(1.00)	(2.26)	(1.89)	(2.94)

Total distributions	(0.04)		(0.93)	(1.13)	(2.46)	(2.25)	(3.22)

Net asset value, end of period	$11.74		$15.07	$11.15	$13.40	$12.71	$15.65

Total Return(b)	(21.83)%		44.13%	(7.95)%	25.40%	(5.56)%	2.07%

Net assets, end of period (in 000’s)	$336		$893	$940	$1,608	$1,429	$2,446

Ratio of net expenses to average net assets	1.41	%(c)	1.41%	1.41%	1.42%	1.41%	1.41%

Ratio of total expenses to average net assets	1.65	%(c)	1.68%	1.74%	1.69%	1.61%	1.64%

Ratio of net investment income to average net assets	0.18	%(c)	0.42%	0.95%	1.43%	1.73%	1.60%

Portfolio turnover rate(d)	20%		37%	57%	37%	43%	35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Investor Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.13		$11.19	$13.43	$12.73	$15.65	$18.50

Net investment income(a)	0.06		0.11	0.14	0.24	0.31	0.36

Net realized and unrealized gain (loss)	(3.34)		4.81	(1.22)	2.97	(0.94)	0.06

Total from investment operations	(3.28)		4.92	(1.08)	3.21	(0.63)	0.42

Distributions to shareholders from net investment income	(0.07)		(0.16)	(0.16)	(0.25)	(0.40)	(0.33)

Distributions to shareholders from net realized gains	—		(0.82)	(1.00)	(2.26)	(1.89)	(2.94)

Total distributions	(0.07)		(0.98)	(1.16)	(2.51)	(2.29)	(3.27)

Net asset value, end of period	$11.78		$15.13	$11.19	$13.43	$12.73	$15.65

Total Return(b)	(21.70)%		44.58%	(7.59)%	25.84%	(5.18)%	2.42%

Net assets, end of period (in 000’s)	$1,968		$2,678	$2,289	$4,532	$7,969	$10,776

Ratio of net expenses to average net assets	1.02	%(c)	1.03%	1.04%	1.05%	1.05%	1.06%

Ratio of total expenses to average net assets	1.27	%(c)	1.30%	1.36%	1.32%	1.25%	1.29%

Ratio of net investment income to average net assets	0.89	%(c)	0.80%	1.17%	1.64%	2.10%	1.99%

Portfolio turnover rate(d)	20%		37%	57%	37%	43%	35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.67		$11.56	$13.83	$13.05	$15.98	$18.81

Net investment income(a)	0.27		0.12	0.18	0.30	0.16	0.41

Net realized and unrealized gain (loss)	(3.66)		4.98	(1.27)	3.01	(0.79)	0.05

Total from investment operations	(3.39)		5.10	(1.09)	3.31	(0.63)	0.46

Distributions to shareholders from net investment income	(0.08)		(0.17)	(0.18)	(0.27)	(0.41)	(0.35)

Distributions to shareholders from net realized gains	—		(0.82)	(1.00)	(2.26)	(1.89)	(2.94)

Total distributions	(0.08)		(0.99)	(1.18)	(2.53)	(2.30)	(3.29)

Net asset value, end of period	$12.20		$15.67	$11.56	$13.83	$13.05	$15.98

Total Return(b)	(21.67)%		44.74%	(7.47)%	26.02%	(5.03)%	2.60%

Net assets, end of period (in 000’s)	$2,788		$443	$1,116	$973	$797	$227

Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.16	%(c)	1.18%	1.24%	1.18%	1.08%	1.14%

Ratio of net investment income to average net assets	4.18	%(c)	0.93%	1.52%	1.98%	1.02%	2.23%

Portfolio turnover rate(d)	20%		37%	57%	37%	43%	35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class R Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$14.64		$10.87	$13.09	$12.47	$15.39	$18.27

Net investment income(a)	0.03		0.04	0.09	0.18	0.24	0.26

Net realized and unrealized gain (loss)	(3.23)		4.66	(1.19)	2.88	(0.93)	0.05

Total from investment operations	(3.20)		4.70	(1.10)	3.06	(0.69)	0.31

Distributions to shareholders from net investment income	(0.04)		(0.11)	(0.12)	(0.18)	(0.34)	(0.25)

Distributions to shareholders from net realized gains	—		(0.82)	(1.00)	(2.26)	(1.89)	(2.94)

Total distributions	(0.04)		(0.93)	(1.12)	(2.44)	(2.23)	(3.19)

Net asset value, end of period	$11.40		$14.64	$10.87	$13.09	$12.47	$15.39

Total Return(b)	(21.87)%		43.82%	(8.00)%	25.14%	(5.62)%	1.92%

Net assets, end of period (in 000’s)	$878		$1,134	$910	$1,440	$1,770	$3,092

Ratio of net expenses to average net assets	1.53	%(c)	1.53%	1.54%	1.55%	1.55%	1.56%

Ratio of total expenses to average net assets	1.78	%(c)	1.79%	1.87%	1.82%	1.75%	1.79%

Ratio of net investment income to average net assets	0.44	%(c)	0.93%	0.79%	1.22%	1.60%	1.45%

Portfolio turnover rate(d)	20%		37%	57%	37%	43%	35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$15.66		$11.55	$13.82	$13.04	$14.90

Net investment income(b)	0.07		0.13	0.17	0.29	0.39

Net realized and unrealized gain (loss)	(3.46)		4.97	(1.26)	3.02	(0.01)

Total from investment operations	(3.39)		5.10	(1.09)	3.31	0.38

Distributions to shareholders from net investment income	(0.08)		(0.17)	(0.18)	(0.27)	(0.35)

Distributions to shareholders from net realized gains	—		(0.82)	(1.00)	(2.26)	(1.89)

Total distributions	(0.08)		(0.99)	(1.18)	(2.53)	(2.24)

Net asset value, end of period	$12.19		$15.66	$11.55	$13.82	$13.04

Total Return(c)	(21.69)%		44.79%	(7.48)%	26.04%	1.36%

Net assets, end of period (in 000’s)	$83,292		$109,444	$70,215	$89,616	$89,479

Ratio of net expenses to average net assets	0.90	%(d)	0.90%	0.90%	0.91%	0.90	%(d)

Ratio of total expenses to average net assets	1.15	%(d)	1.16%	1.23%	1.18%	1.07	%(d)

Ratio of net investment income to average net assets	1.06	%(d)	0.93%	1.47%	1.90%	3.56	%(d)

Portfolio turnover rate(e)	20%		37%	57%	37%	43%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Notes to Financial Statements

June 30, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Global Infrastructure	A, C, Institutional, Investor, R6, R and P	Non-diversified
Global Real Estate Securities	A, C, Institutional, Investor, R6, R and P	Diversified
Real Estate Securities	A, C, Institutional, Service, Investor, R6, R and P	Non-diversified

Class A Shares of the Global Infrastructure, Global Real Estate Securities, and Real Estate Securities Funds are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

40

GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Global Infrastructure, Global Real Estate Securities and Real Estate Securities	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

41

GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

42

GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of June 30, 2022:

GLOBAL INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$10,909,446	$—

Europe	2,052,677	55,554,823	—

North America	190,601,789	—	—

Oceania	—	13,080,161	—

Investment Company	2,747,452	—	—

Total	$195,401,918	$79,544,430	$—

GLOBAL REAL ESTATE SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$260,118	$33,728,454	$—

Europe	844,712	22,348,132	—

North America	114,222,478	—	—

Oceania	—	6,412,611	—

Investment Company	2,040,241	—	—

Securities Lending Reinvestment Vehicle	1,502,828	—	—

Total	$118,870,377	$62,489,197	$—

REAL ESTATE SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$133,852,958	$—	$—

Investment Company	1,233,984	—	—

Securities Lending Reinvestment Vehicle	386,657	—	—

Total	$135,473,599	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

43

GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2022, contractual and effective net management fees with GSAM were at the following rates:

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^
Global Infrastructure	0.90%	0.81%	0.77%	0.75%	0.74%	0.90%	0.90%
Global Real Estate Securities	0.93	0.84	0.80	0.78	0.76	0.93	0.93
Real Estate Securities	0.87	0.78	0.74	0.73	0.71	0.87	0.87

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund.

For the six months ended June 30, 2022, GSAM waived $3,423, $1,240 and $820 of the Global Infrastructure, Global Real Estate Securities, and Real Estate Securities Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*
Distribution and/or Service Plans	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

44

GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2022, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Global Infrastructure	$20	$—
Global Real Estate Securities	1	—
Real Estate Securities	534	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% and 0.03% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Global Infrastructure Fund and the Real Estate Securities Fund, respectively. This arrangement will remain in effect through at least April 29, 2023, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. Prior to April 29, 2022, Goldman Sachs did not waive such fees of the Real Estate Securities Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for each Fund is 0.004%, except Global Infrastructure which is at 0.054%. These Other Expense limitations will remain in place through at least April 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions
Global Infrastructure	$3,423	$128	$98,304	$101,855
Global Real Estate Securities	1,240	—	175,237	176,477
Real Estate Securities	820	1,117	185,720	187,657

G.  Line of Credit Facility — As of June 30, 2022, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2022, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

H.  Other Transactions with Affiliates — The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2022:

Fund	Beginning Value as of December 31, 2021	Purchases at Cost	Proceeds from Sales	Market Value as of June 30, 2022	Shares as of June 30, 2022	Dividend Income
Global Infrastructure	$4,633,943	$49,641,576	$(51,528,067)	$2,747,452	2,747,452	$7,462
Global Real Estate Securities	1,903,476	23,753,032	(23,616,267)	2,040,241	2,040,241	2,762
Real Estate Securities	1,663,941	10,572,718	(11,002,675)	1,233,984	1,233,984	2,411

As of June 30, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Global Infrastructure	—%	—%	—%	7%	—%	100%	—%
Global Real Estate Securities	—	50	—	45	—	100	—

As of June 30, 2022, the following Goldman Sachs Fund of Funds and Global Tax-Aware Equity Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Satellite Strategies Portfolio	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Global Infrastructure	6%	6%	8%	22%
Global Real Estate Securities	—	—	—	31

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2022, were as follows:

Fund	Purchases	Sales
Global Infrastructure	$54,748,413	$52,561,475
Global Real Estate Securities	82,049,839	71,284,241
Real Estate Securities	30,616,683	32,149,486

6. SECURITIES LENDING

The Real Estate Securities Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities and Real Estate Securities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

6. SECURITIES LENDING (continued)

The Funds, GSAL, and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2022, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended June 30, 2022		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2022
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
Global Real Estate Securities	$422	$—	$—

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended June 30, 2022:

Fund	Beginning Value as of December 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2022
Global Real Estate Securities	$1,017,300	$10,256,780	$(9,771,252)	$1,502,828
Real Estate Securities	90,000	2,643,627	(2,346,970)	386,657

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2021, the Funds’ certain timing differences, on a tax-basis were as follows:

	Global Infrastructure	Global Real Estate Securities	Real Estate Securities
Timing differences (Real Estate Investment Trusts, Qualified Late Year Ordinary Loss Deferral and Post October Loss Deferral)	$(865,017)	$57,817	$179,029

As of June 30, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Infrastructure	Global Real Estate Securities	Real Estate Securities
Tax Cost	$239,649,640	$183,181,891	$102,757,703
Gross unrealized gain	50,052,349	15,332,307	37,155,176
Gross unrealized loss	(14,755,641)	(17,154,624)	(4,439,281)
Net unrealized gain (loss)	$35,296,708	$(1,822,317)	$32,715,895
The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences related to the tax treatment of real estate investment trust investments, partnership investments and passive foreign investment companies.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

8. OTHER RISKS (continued)

intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Global Infrastructure and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. IDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Mergers and Reorganizations — Pursuant to an Agreement and Plan of Reorganization (a “Reorganization Agreement”) between the Goldman Sachs International Real Estate Securities Fund (the “Acquired Fund"), and the Goldman Sachs Global Real Estate Securities Fund (the “Survivor Fund”), as of the close of business on April 22, 2022, all of the assets and liabilities of each share class of the Acquired Fund were transferred to the Survivor Fund in exchange for shares of the Survivor Fund having an aggregate NAV equal to the NAV of such Acquired Fund as of the time of valuation specified in the applicable Reorganization

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

10. OTHER MATTERS (continued)

Agreement, which were then distributed to shareholders of record of such Acquired Fund in a tax-free exchange (the “Reorganization”) as follows:

Acquired Fund/Survivor Fund	Exchanged Shares of Survivor Fund Issued	Value of Exchanged Shares	Acquired Fund’s Shares Outstanding as of April 22, 2022
International Real Estate Securities, Class A/Global Real Estate Securities, Class A	135,552	$1,602,224	276,117
International Real Estate Securities, Class C/Global Real Estate Securities, Class C	983	11,514	1,962
International Real Estate Securities, Institutional/Global Real Estate Securities, Institutional	453,687	5,362,585	960,520
International Real Estate Securities, Investor/Global Real Estate Securities, Investor	4,062	47,895	8,337
International Real Estate Securities, Class R6/Global Real Estate Securities, Class R6	5,184	61,174	10,970
International Real Estate Securities, Class P/Global Real Estate Securities, Class P	2,668,812	31,465,295	5,650,181

The following chart shows Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized depreciation:

Acquired Fund/Survivor Fund	Survivor Fund’s Aggregate Net Assets before acquisition	Acquired Fund’s Aggregate Net Assets before acquisition	Survivor Fund’s Aggregate Net Assets immediately after acquisition	Acquired Fund’s Unrealized Appreciation (Depreciation)(1)	Acquired Fund’s Capital Loss Carryforward(2)
International Real Estate Securities/Global Real Estate Securities	$162,891,993	$38,550,687	$201,442,680	$(462,748)	(11,380,465)

(1)	The Survivor Fund has elected to carry forward the assets of the Acquired Fund at the Acquired Fund’s historical cost basis for purposes of measuring unrealized depreciation and future realized gain or loss of those acquired assets.
(2)	Due to Fund reorganization, utilization of acquired losses may be substantially limited under the Code.

Assuming the acquisition had been completed on January 1, 2022, the Survivor Fund’s pro-forma results of operations for the six months ended June 30, 2022 are as follows:

Net investment income	$1,324,552	(a)
Net realized and unrealized loss on investments	$(43,005,490	)(b)
Net decrease in net assets from operations	$(41,680,938)

(a)	$1,424,254 net investment income as reported at June 30, 2022, minus $230,803 from Acquired Fund pre-reorganization net investment income, plus $2,789 in lower net advisory fees, plus $128,312 of pro-forma eliminated other expenses.
(b)	$3,304,295 realized loss as reported at June 30, 2022, minus $42,063,375 pro-forma June 30, 2022 unrealized appreciation, plus $1,899,432 net realized losses as reported at April 22, 2022, plus $462,748 in net unrealized loss from Acquired Fund pre-reorganization.

Because the combined Survivor Fund has been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Survivor Fund’s Statement of Operations since April 22, 2022.

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Infrastructure Fund
	For the Six Months Ended June 30. 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	52,701	$664,237	78,880	$1,029,669
Reinvestment of distributions	1,146	14,619	842	10,884
Shares redeemed	(3,897)	(50,937)	(13,230)	(169,032)

	49,950	627,919	66,492	871,521
Class C Shares
Shares sold	6	83	529	6,249
Reinvestment of distributions	193	2,420	654	8,412
Shares redeemed	(6,267)	(84,137)	(28,786)	(374,835)

	(6,068)	(81,634)	(27,603)	(360,174)
Institutional Shares
Shares sold	720,543	9,506,550	173,497	2,217,644
Reinvestment of distributions	12,762	163,673	12,889	166,495
Shares redeemed	(46,200)	(585,250)	(93,759)	(1,216,878)

	687,105	9,084,973	92,627	1,167,261
Investor Shares
Shares sold	75,998	1,056,715	3,141	39,068
Reinvestment of distributions	733	9,297	343	4,434
Shares redeemed	(4,012)	(54,517)	(431)	(5,388)

	72,719	1,011,495	3,053	38,114
Class R6 Shares
Shares sold	438,210	5,848,045	1,533,995	18,318,983
Reinvestment of distributions	117,789	1,516,519	252,127	3,246,939
Shares redeemed	(2,139,733)	(28,024,203)	(3,024,415)	(37,219,433)

	(1,583,734)	(20,659,639)	(1,238,293)	(15,653,511)
Class R Shares
Reinvestment of distributions	19	244	40	513

	19	244	40	513
Class P Shares
Shares sold	1,467,630	19,474,004	7,853,489	99,794,253
Reinvestment of distributions	84,924	1,093,975	147,276	1,902,191
Shares redeemed	(1,744,104)	(23,288,389)	(284,296)	(3,681,220)

	(191,550)	(2,720,410)	7,716,469	98,015,224

NET INCREASE/(DECREASE)	(971,559)	$(12,737,052)	6,612,785	$84,078,948

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Global Real Estate Securities Fund
	For the Fiscal Year Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	345	$7,581	1,760	$18,460
Proceeds received in connection with merger	135,552	1,602,224	—	—
Reinvestment of distributions	691	6,851	107	1,263
Shares redeemed	(6,552)	(70,750)	(2,536)	(31,424)

	130,036	1,545,906	(669)	(11,701)
Class C Shares
Shares sold	15	311	—	—
Proceeds received in connection with merger	983	11,514	—	—
Reinvestment of distributions	17	171	69	822
Shares redeemed	(15)	(142)	—	—

	1,000	11,854	69	822
Institutional Shares
Shares sold	4,885	71,468	13,495	143,505
Proceeds received in connection with merger	453,687	5,362,585	—	—
Reinvestment of distributions	2,900	28,887	3,778	44,599
Shares redeemed	(4,243)	(44,317)	(194,628)	(2,391,739)

	457,229	5,418,623	(177,355)	(2,203,635)
Investor Shares
Shares sold	201	2,384	—	—
Proceeds received in connection with merger	4,062	47,895	—	—
Reinvestment of distributions	45	455	71	841
Shares redeemed	(461)	(4,900)	—	—

	3,847	45,834	71	841
Class R6 Shares
Shares sold	252,820	3,244,225	417,992	4,864,136
Proceeds received in connection with merger	5,184	61,174	—	—
Reinvestment of distributions	81,357	854,322	241,640	2,860,276
Shares redeemed	(1,185,836)	(12,073,480)	(4,722,957)	(50,093,718)

	(846,475)	(7,913,759)	(4,063,325)	(42,369,306)
Class R Shares
Reinvestment of distributions	15	238	55	654

	15	238	55	654

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Global Real Estate Securities Fund
	For the Fiscal Year Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class P Shares
Shares sold	2,173,954	$22,028,017	1,660,568	$18,749,636
Proceeds received in connection with merger	2,668,812	31,465,295	—	—
Reinvestment of distributions	53,431	546,393	95,498	1,131,317
Shares redeemed	(1,010,347)	(11,517,036)	(1,019,691)	(12,201,753)

	3,885,850	42,522,669	736,375	7,679,200

NET INCREASE/(DECREASE)	3,631,502	$41,631,365	(3,504,779)	$(36,903,125)

	Real Estate Securities Fund
	For the Fiscal Year Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	61,818	$831,201	261,452	$3,474,537
Reinvestment of distributions	6,460	77,688	98,461	1,374,972
Shares redeemed	(159,953)	(2,086,706)	(535,583)	(6,949,385)
	(91,675)	(1,177,817)	(175,670)	(2,099,876)
Class C Shares
Shares sold	26,682	321,035	23,475	311,598
Reinvestment of distributions	221	2,384	7,048	91,893
Shares redeemed	(26,671)	(333,471)	(48,409)	(579,022)
	232	(10,052)	(17,886)	(175,531)
Institutional Shares
Shares sold	167,045	2,401,474	846,648	10,847,402
Reinvestment of distributions	13,814	178,083	155,150	2,269,344
Shares redeemed	(248,320)	(3,607,843)	(651,410)	(9,524,433)
	(67,461)	(1,028,286)	350,388	3,592,313
Service Shares
Shares sold	2,887	39,270	15,402	202,220
Reinvestment of distributions	98	1,156	1,932	27,290
Shares redeemed	(33,635)	(462,593)	(42,347)	(544,995)
	(30,650)	(422,167)	(25,013)	(315,485)
Investor Shares
Shares sold	24,894	344,738	58,594	821,695
Reinvestment of distributions	959	11,917	11,704	165,549
Shares redeemed	(35,746)	(458,485)	(98,003)	(1,342,218)
	(9,893)	(101,830)	(27,705)	(354,974)

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Real Estate Securities Fund
	For the Fiscal Year Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class R6 Shares
Shares sold	201,907	$2,488,689	13,972	$187,160
Reinvestment of distributions	999	12,242	516	7,607
Shares redeemed	(2,621)	(32,174)	(82,746)	(1,027,333)
	200,285	2,468,757	(68,258)	(832,566)
Class R Shares
Shares sold	4,786	60,571	17,105	227,505
Reinvestment of distributions	258	2,981	4,897	67,408
Shares redeemed	(5,393)	(68,815)	(28,316)	(351,064)
	(349)	(5,263)	(6,314)	(56,151)
Class P Shares
Shares sold	206,913	2,991,177	1,122,099	14,942,863
Reinvestment of distributions	41,465	534,425	448,322	6,567,981
Shares redeemed	(405,542)	(5,607,154)	(662,435)	(9,155,417)
	(157,164)	(2,081,552)	907,986	12,355,427

NET INCREASE/(DECREASE)	(156,675)	$(2,358,210)	937,528	$12,113,157

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Global Infrastructure Fund, Goldman Sachs Global Real Estate Securities Fund, and Goldman Sachs Real Estate Securities Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, (in the case of the Global Real Estate Securities Fund) securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Provider as of March 31, 2022. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered that the Global Infrastructure Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods, and had outperformed the Fund’s benchmark index for the three-year period and underperformed for the one- and five-year periods ended March 31, 2022. They noted that the Global Real Estate Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods and in the third quartile for the five-year period, and had outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed for the one-year period ended March 31, 2022. The Trustees observed that the Real Estate Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods and in the third quartile for the five- and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Real Estate Securities Fund and Global Infrastructure Fund that would have the effect of decreasing expenses of Class A, Class C, Investor, and Class R Shares of the Global Infrastructure Fund and total Fund expenses of the Real Estate Securities Fund, with such changes taking effect in connection with the Funds’ next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

First $1 billion	0.90%	0.93%	0.87%

Next $1 billion	0.81	0.84	0.78

Next $3 billion	0.77	0.80	0.74

Next $3 billion	0.75	0.78	0.73

Over $8 billion	0.74	0.76	0.71

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fees with respect to certain share classes of the Global Infrastructure Fund and Real Estate Securities Fund. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) (in the case of the Global Real Estate Securities Fund) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Fund’s cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (g) (in the case of the Global Real Estate Securities Fund) the Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2023.

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Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS REAL ESTATE SECURITIES AND GLOBAL INFRASTRUCTURE FUNDS

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Funds’ operations are difficult to predict.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Fund Expenses — Six Month Period  Ended June 30, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022, which represents a period of 181 days of a 365 day year.

Actual Expenses —The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Global Infrastructure Fund				Global Real Estate Securities Fund				Real Estate Securities Fund
Share Class	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/2022*	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/2022*	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/2022*
Class A
Actual	$1,000.00	$945.99		$6.51	$1,000.00	$784.11		$5.94	$1,000.00	$783.24		$5.63
Hypothetical 5% return	1,000.00	1,018.10	+	6.76	1,000.00	1,018.14	+	6.72	1,000.00	1,018.48	+	6.37
Class C
Actual	1,000.00	943.03		10.12	1,000.00	779.95		9.24	1,000.00	781.73		8.94
Hypothetical 5% return	1,000.00	1,014.38	+	10.49	1,000.00	1,014.42	+	10.45	1,000.00	1,014.76	+	10.11
Institutional
Actual	1,000.00	948.40		4.78	1,000.00	783.78		4.30	1,000.00	721.49		3.90
Hypothetical 5% return	1,000.00	1,019.89	+	4.96	1,000.00	1,019.97	+	4.87	1,000.00	1,020.27	+	4.57
Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	779.40		6.23
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,017.79	+	7.07
Investor
Actual	1,000.00	947.19		5.31	1,000.00	782.25		4.83	1,000.00	781.31		4.52
Hypothetical 5% return	1,000.00	1,019.34	+	5.51	1,000.00	1,019.38	+	5.47	1,000.00	1,019.72	+	5.13
Class R6
Actual	1,000.00	948.29		4.73	1,000.00	783.96		4.26	1,000.00	783.01		3.99
Hypothetical 5% return	1,000.00	1,019.93	+	4.91	1,000.00	1,020.02	+	4.82	1,000.00	1,020.32	+	4.52
Class R
Actual	1,000.00	944.81		7.72	1,000.00	782.89		7.04	1,000.00	782.04		6.77
Hypothetical 5% return	1,000.00	1,016.86	+	8.00	1,000.00	1,016.90	+	7.96	1,000.00	1,017.19	+	7.67
Class P
Actual	1,000.00	947.54		4.73	1,000.00	784.41		4.26	1,000.00	783.14		3.99
Hypothetical 5% return	1,000.00	1,019.93	+	4.91	1,000.00	1,020.02	+	4.82	1,000.00	1,020.32	+	4.52

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Global Infrastructure Fund	1.35%	2.10%	0.99%	N/A	1.10%	0.98%	1.60%	0.98%
Global Real Estate Securities Fund	1.34	2.09	0.97	N/A	1.09	0.96	1.59	0.96
Real Estate Securities Fund	1.27	2.02	0.91	1.41	1.02	0.90	1.53	0.90

63

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.27 trillion in assets under supervision as of June 30, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 287440-OTU-08/2022 RESSAR-22

Goldman Sachs Funds

Semi-Annual Report	June 30, 2022

Tax-Advantaged Equity Funds I
International Tax-Managed Equity
U.S. Tax-Managed Equity

Goldman Sachs Tax-Advantaged Equity Funds

∎	INTERNATIONAL TAX-MANAGED EQUITY

∎	U.S. TAX-MANAGED EQUITY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Tax-Advantaged Funds I

The following are highlights both of key factors affecting the U.S. and international equity markets and of any key changes made to the Goldman Sachs Tax-Advantaged Funds I (the “Funds”) during the six months ended June 30, 2022 (the “Reporting Period”). A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended December 31, 2022.

Market and Economic Review

International Equities

•

Representing the developed international equity markets, the MSCI EAFE Index (net) returned -19.57% for the Reporting Period, in line with the U.S. equity market, as represented by the -19.96% return of the S&P 500 Index.

•	During the first quarter of 2022, the MSCI EAFE Index (net) returned -5.91%.

•

International equity prices faced pressures from global concerns around rising inflation, planned interest rate hikes by the U.S. Fed, rising bond yields, valuation concerns, and Russia’s late February invasion of Ukraine.

•

Certain governments around the world took a public stance condemning Russia’s action and imposed various economic sanctions, including removal of Russian financial institutions from bank connectivity network SWIFT, banning transactions with the Russian central bank and halting trading of Russian securities. Such sanctions boosted the price of crude oil in the global markets.

•	Driven by increased market volatility, the Fed signaled a slower than anticipated pace of monetary policy tightening while retaining a cautionary focus on rising inflation.

•	Hopes around the success of diplomatic talks and peaceful negotiations between Russia and Ukraine led to some market recovery toward the end of the quarter.

•

Still, beyond the broader concerns around the geopolitical crisis, the impact on commodity prices reinforced worries about supply-side inflation and a potential stagflation scenario—particularly in Europe. (Stagflation is characterized by slow economic growth and high inflation.) However, the corporate earnings season retained its overall strength.

•

Other macroeconomic uncertainties included those around regulation in China, the status of Chinese shares listed in the U.S., and slowing economic growth in China, all exacerbated by the imposition of lockdowns and manufacturing halts due to a rise in COVID-19 cases, leading, in turn, to further supply-chain issues.

•	During the second quarter of 2022, the MSCI EAFE Index (net) returned -14.51%.

•	All major regions performed roughly in line with each other, as inflationary pressures persisted, and odds of a U.S. recession grew.

•

Supply-chain issues worsened as China initially instituted lockdowns following a surge in COVID-19 cases. However, as the quarter progressed, China began easing its COVID-19-induced restrictions, mitigating the disruption.

•

In the Euro area, the geopolitical crisis of the ongoing war in Ukraine remained on the forefront of concerns, in part due to worries about potential gas shortages due to reduced supply from Russia. This was particularly concerning for countries with high energy dependence, such as Italy, Spain and Germany. Germany triggered an emergency plan in June 2022 that allowed utilities to pass on cost increases to consumers.

•	The Bank of England introduced a 25 basis point interest rate hike in June despite negative economic growth in the country.

•

Japanese equities fell, as the yen significantly weakened against the U.S. dollar, driven by concerns around a U.S. recession, currency markets and monetary policy. Inflation was also a headwind for Japan, with its inflation at the highest since 2008 and its consumer confidence index falling to its lowest level since January 2021.

1

MARKET REVIEW

•

The best performing sector within the MSCI EAFE Index during the Reporting Period was energy, the only sector to post a positive total return for the Reporting Period. The weakest performing sectors were information technology, industrials and consumer discretionary.

•

All of the country constituents of the MSCI EAFE Index posted negative total returns during the Reporting Period. On a relative basis, however, Hong Kong, Portugal, Norway and the U.K. were the best performing countries within the MSCI EAFE Index during the Reporting Period. The weakest performing countries during the Reporting Period were Ireland, Austria, Sweden and the Netherlands.

U.S. Equities

•

Overall, U.S. equities struggled during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a return of -19.96%, its worst showing in the first half of a calendar year since 1970 and erasing nearly all the gains achieved in 2021. The Russell 3000® Index generated a return of -21.10%.

•

Inflationary pressures, shifting U.S. Federal Reserve (“Fed”) policy, COVID-19 pandemic overhangs and ongoing war between Russia and Ukraine were the primary concerns pressuring the U.S. equity markets during the Reporting Period.

•	During the first quarter of 2022, the S&P 500 Index returned -4.95%, marking the first quarterly decline since the first quarter of 2020.

•

Among the major economic and geopolitical developments were the dramatic repricing of the Fed interest rate hike path and accelerated expectations for a more aggressive balance sheet runoff phase due to concerns about elevated and persistent inflation pressures.

•	The hawkish Fed policy shift drove a large increase in bond yields, and U.S. Treasuries suffered one of their worst quarters on record. (Hawkish suggests higher interest rates; opposite of dovish.)

•	COVID-19, and more specifically, the Omicron variants, was still an overhang, with resurgent cases bringing back supply-chain issues and worker shortages.

•	Amid this backdrop, dampened corporate earnings momentum played into the bearish narrative for the U.S. equities markets. (Bearish refers to an expected downward movement in the prices of securities.)

•	Growth equities meaningfully lagged value equities as a potential by-product of anticipated higher interest rates in the near term.

•	During the second quarter of 2022, the S&P 500 Index returned -16.10%.

•	Inflation, the Fed’s policy response and recession worries were at the core of investors’ narratives, resulting in a broad risk-off, or heightened risk aversion, atmosphere.

•	Geopolitical overhang also remained a concern, as it affected energy prices, leading to low consumer sentiment and potentially changing consumer spending trends.

•	On the other hand, equity inflows, buyback strength, insider buying, resilient consumer spending and some hints of cooling in the labor market were seen by the consensus as tailwinds.

•	In late May/early June 2022, it remained unclear whether a rebound seen in the U.S. equity markets from the May 20, 2022 year-to-date lows represented the start of a recovery or a bear-market rally.

•	This question was quickly answered later in the month after the release of a higher than consensus expected May Consumer Price Index report, which sent the S&P 500® Index to new year-to-date lows.

•

Moreover, following a 25 basis point hike in March 2022 and a 50 basis point increase in May 2022, the Fed agreed to a 75 basis point interest rate hike during its June 2022 meeting, wherein Fed Chair Powell asserted the Fed’s unconditional commitment to price stability with a policy response evolving based on incoming data. (A basis point is 1/100th of a percentage point.)

2

MARKET REVIEW

•

At the end of the quarter, investors were looking ahead to the second quarter corporate earnings reporting season with some caution, as input price pressures and consumption trends factored into analyst arguments for downward revisions to earnings estimates.

•

During the Reporting Period overall, all segments of the U.S. equity markets declined, but small-cap stocks were weakest, followed by mid-cap stocks and large-cap stocks. Value stocks meaningfully outperformed growth stocks on a relative basis across the capitalization spectrum during the Reporting Period.

•

Ten of the 11 sectors of the S&P 500 Index declined during the Reporting Period. The best performing sector by far within the S&P 500 Index during the Reporting Period was energy, the only one to produce a positive total return. Still, utilities, consumer staples and health care also produced total returns that notably outpaced the broad S&P 500 Index. The weakest performing sectors during the Reporting Period were consumer discretionary, communication services and information technology.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

3

FUND BASICS

International Tax-Managed Equity Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Fund Total Return (based on NAV)[1]	MSCI EAFE Index (net, USD, unhedged)[2]
Class A	-19.22%	-19.57%
Class C	-19.45	-19.57
Institutional	-19.01	-19.57
Investor	-19.07	-19.57
Class R6	-19.05	-19.57
Class P	-19.05	-19.57

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI EAFE Index (net, USD, unhedged) is an unmanaged market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/22[3]

Holding	% of Net Assets	Line of Business

Novo Nordisk A/S, Class B	2.3%	Pharmaceuticals, Biotechnology & Life Sciences
ASML Holding NV	2.0	Semiconductors & Semiconductor Equipment
Shell PLC	1.8	Energy
Commonwealth Bank of Australia	1.5	Banks
GSK PLC ADR	1.5	Pharmaceuticals, Biotechnology & Life Sciences
British American Tobacco PLC	1.3	Food, Beverage & Tobacco
BHP Group Ltd.	1.3	Materials
UBS Group AG	1.2	Diversified Financials
Rio Tinto PLC ADR	1.1	Materials
Nestle SA	1.1	Food, Beverage & Tobacco

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

4

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of June 30, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.1% of the Fund’s net assets at June 30, 2022. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

U.S. Tax-Managed Equity Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022– June 30, 2022	Fund Total Return (based on NAV)[1]	Russell 3000® Index[2]

Class A	-22.72%	-21.10%
Class C	-23.02	-21.10
Institutional	-22.61	-21.10
Service	-22.79	-21.10
Investor	-22.63	-21.10
Class R6	-22.60	-21.10
Class P	-22.60	-21.10

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/22[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	5.3%	Software & Services
Apple, Inc.	4.4	Technology Hardware & Equipment
AbbVie, Inc.	2.0	Pharmaceuticals, Biotechnology & Life Sciences
Amazon.com, Inc.	1.8	Retailing
Alphabet, Inc., Class A	1.6	Media & Entertainment
Alphabet, Inc., Class C	1.5	Media & Entertainment
Elevance Health, Inc.	1.5	Health Care Equipment & Services
Tesla, Inc.	1.4	Automobiles & Components
AutoZone, Inc.	1.3	Retailing
Charles Schwab Corp. (The)	1.2	Diversified Financials

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

6

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of June 30, 2022

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 95.9%
Australia – 10.7%
218,527	Aristocrat Leisure Ltd. (Consumer Services)	$5,197,891
1,817,929	Aurizon Holdings Ltd. (Transportation)	4,781,212
388,694	Australia & New Zealand Banking Group Ltd. (Banks)	5,920,088
317,850	BHP Group Ltd. (Materials)	8,863,032
167,225	Commonwealth Bank of Australia (Banks)	10,447,643
161,526	Computershare Ltd. (Software & Services)	2,754,530
52,109	Fortescue Metals Group Ltd. (Materials)	626,598
216,803	Glencore PLC (Materials)*	1,174,300
300,776	Goodman Group REIT (Real Estate)	3,713,902
143,879	Harvey Norman Holdings Ltd. (Retailing)	368,922
1,144,166	Incitec Pivot Ltd. (Materials)	2,633,074
258,444	National Australia Bank Ltd. (Banks)	4,900,834
125,711	Rio Tinto PLC ADR (Materials)	7,668,371
713,902	Telstra Corp. Ltd. (Telecommunication Services)	1,898,819
551,236	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	4,322,907
96,596	Wesfarmers Ltd. (Retailing)	2,793,942
419,941	Westpac Banking Corp. (Banks)	5,664,548

		73,730,613

Belgium – 1.0%
35,122	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	1,891,389
30,817	D’ieteren Group (Retailing)	4,528,431
4,542	KBC Group NV (Banks)	255,538
7,916	Telenet Group Holding NV (Media & Entertainment)	164,488
3,235	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	274,132

		7,113,978

Canada – 0.4%
304,713	International Petroleum Corp. (Energy)*	2,961,968

China – 0.0%
43,000	Kerry Logistics Network Ltd. (Transportation)	92,490

Denmark – 3.9%
369	AP Moller – Maersk A/S, Class A (Transportation)	856,433
1,776	AP Moller – Maersk A/S, Class B (Transportation)	4,169,334
15,205	Carlsberg AS, Class B (Food, Beverage & Tobacco)	1,943,241
16,910	D/S Norden A/S (Transportation)	589,107
2,584	DSV A/S (Transportation)	363,355

Common Stocks – (continued)
Denmark – (continued)
144,814	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	16,060,219
14,260	Orsted AS (Utilities)(a)	1,501,919
9,157	Royal Unibrew A/S (Food, Beverage & Tobacco)	814,953
16,493	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(a)	323,311
1,808	Topdanmark AS (Insurance)	94,100

		26,715,972

Finland – 1.5%
160,435	Kesko OYJ, Class B (Food & Staples Retailing)	3,796,826
47,035	Metsa Board OYJ, Class B (Materials)	393,913
196,673	Nokia OYJ (Technology Hardware & Equipment)	911,590
609,656	Nordea Bank Abp (Banks)	5,385,411

		10,487,740

France – 7.6%
6,039	Alten SA (Software & Services)	661,620
29,333	Arkema SA (Materials)	2,623,912
35,442	BNP Paribas SA (Banks)	1,695,262
3,298	Christian Dior SE (Consumer Durables & Apparel)	1,968,762
11,010	Covivio REIT (Real Estate)	615,104
27,388	Dassault Aviation SA (Capital Goods)	4,276,990
97,608	Dassault Systemes (Software & Services)	3,615,487
8,537	Edenred (Software & Services)	404,404
2,782	Eiffage SA (Capital Goods)	251,660
20,957	Eutelsat Communications SA (Media & Entertainment)	236,507
6,183	Gaztransport Et Technigaz SA (Energy)	776,613
2,260	Gecina SA REIT (Real Estate)	212,101
2,483	Hermes International (Consumer Durables & Apparel)	2,794,440
1,949	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	184,538
2,963	Legrand SA (Capital Goods)	219,998
1,356	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	831,063
34,064	Pernod Ricard SA (Food, Beverage & Tobacco)	6,297,578
45,948	Renault SA (Automobiles & Components)*	1,160,000
38,373	Rexel SA (Capital Goods)*	592,940
3,584	Rubis SCA (Utilities)	84,295
22,390	Safran SA (Capital Goods)	2,229,273
72,840	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	7,345,631
14,043	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	4,430,819
102,088	SCOR SE (Insurance)	2,198,884

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
60,239	Societe Generale SA (Banks)	$1,331,867
40,236	Thales SA (Capital Goods)	4,940,060
386	Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)	150,931

		52,130,739

Gabon – 0.0%
50,571	BW Energy Ltd. (Energy)*	130,810

Germany – 8.4%
1,481	Aurubis AG (Materials)	101,057
131,435	BASF SE (Materials)	5,750,580
118,091	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	7,051,973
66,220	Bayerische Motoren Werke AG (Automobiles & Components)	5,133,418
33,426	Brenntag SE (Capital Goods)	2,188,676
27,159	Covestro AG (Materials)(a)	943,740
168,462	Deutsche Post AG (Transportation)	6,360,481
578,250	E.ON SE (Utilities)	4,870,646
3,253	FUCHS PETROLUB SE (Materials)	79,754
3,394	GEA Group AG (Capital Goods)	117,663
2,331	Hapag-Lloyd AG (Transportation)(a)(b)	609,442
174,048	K+S AG (Materials)	4,235,957
13,365	Knorr-Bremse AG (Capital Goods)	765,480
108,813	Mercedes-Benz Group AG (Automobiles & Components)	6,319,684
31,961	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	5,421,270
20,385	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	4,822,021
23,729	RWE AG (Utilities)	877,643
10,704	Softwareone Holding AG (Technology Hardware & Equipment)*	128,314
15,495	Wacker Chemie AG (Materials)	2,247,117

		58,024,916

Hong Kong – 0.9%
48,000	CK Asset Holdings Ltd. (Real Estate)	341,055
4,900	Jardine Matheson Holdings Ltd. (Capital Goods)	257,250
72,500	Kerry Properties Ltd. (Real Estate)	201,608
92,000	NWS Holdings Ltd. (Capital Goods)	87,415
4,000	Orient Overseas International Ltd. (Transportation)	106,573
433,000	Sun Hung Kai Properties Ltd. (Real Estate)	5,126,747

		6,120,648

Italy – 1.9%
54,271	A2A SpA (Utilities)	69,062
206,658	Davide Campari-Milano NV (Food, Beverage & Tobacco)	2,180,181
422,298	Leonardo SpA (Capital Goods)	4,284,554
110,138	Prysmian SpA (Capital Goods)	3,025,814
285,081	Snam SpA (Utilities)	1,495,641

Common Stocks – (continued)
Italy – (continued)
284,699	Terna – Rete Elettrica Nazionale (Utilities)	2,238,371

		13,293,623

Japan – 24.9%
66,000	Air Water, Inc. (Materials)	831,670
10,600	ASKA Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	78,491
42,800	Central Japan Railway Co. (Transportation)	4,919,127
280,700	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	3,355,416
11,300	Cosmo Energy Holdings Co. Ltd. (Energy)	311,599
144,400	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	3,106,119
606,200	Daiwa Securities Group, Inc. (Diversified Financials)	2,714,340
124,800	ENEOS Holdings, Inc. (Energy)	469,596
47,300	Fujitsu Ltd. (Software & Services)	5,918,553
6,500	Fuyo General Lease Co. Ltd. (Diversified Financials)	368,842
95,800	H2O Retailing Corp. (Retailing)	739,340
69,700	Hankyu Hanshin Holdings, Inc. (Transportation)	1,903,735
21,000	Happinet Corp. (Retailing)	246,270
16,200	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	418,763
157,100	Hitachi Metals Ltd. (Materials)*	2,378,206
120,200	Honda Motor Co. Ltd. (Automobiles & Components)	2,898,154
2,700	Horiba Ltd. (Technology Hardware & Equipment)	115,180
107,800	Inui Global Logistics Co. Ltd. (Commercial & Professional Services)	1,388,806
61,300	Japan Post Holdings Co. Ltd. (Insurance)	438,597
336,300	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	5,827,671
35,500	JGC Holdings Corp. (Capital Goods)	455,976
14,500	Kamigumi Co. Ltd. (Transportation)	280,306
60,900	Kansai Electric Power Co., Inc. (The) (Utilities)	602,823
14,700	KDDI Corp. (Telecommunication Services)	463,555
6,600	Koei Tecmo Holdings Co. Ltd. (Media & Entertainment)	214,009
44,700	Kokuyo Co. Ltd. (Commercial & Professional Services)	566,348
73,000	Konami Group Corp. (Media & Entertainment)	4,044,311
59,700	Lawson, Inc. (Food & Staples Retailing)	1,986,858
496,500	Marubeni Corp. (Capital Goods)	4,454,391

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
18,600	Maxell Ltd. (Technology Hardware & Equipment)	$181,627
12,100	Mitsubishi Estate Co. Ltd. (Real Estate)	175,370
78,400	Mitsubishi Gas Chemical Co., Inc. (Materials)	1,134,132
1,062,400	Mitsubishi HC Capital, Inc. (Diversified Financials)	4,903,375
2,800	Mitsubishi Research Institute, Inc. (Software & Services)	85,151
81,200	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	2,267,807
257,500	Mitsui & Co. Ltd. (Capital Goods)	5,658,443
271,900	Mitsui Fudosan Co. Ltd. (Real Estate)	5,841,730
164,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	5,028,795
120,200	NEC Corp. (Software & Services)	4,689,839
111,700	NGK Insulators Ltd. (Capital Goods)	1,504,877
141,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	4,051,377
69,600	Nippon Yusen KK (Transportation)	4,772,120
20,200	Nishi-Nippon Railroad Co. Ltd. (Transportation)	432,990
3,400	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	78,656
13,200	Nissin Foods Holdings Co. Ltd. (Food, Beverage & Tobacco)	911,739
17,700	Nomura Real Estate Holdings, Inc. (Real Estate)	433,038
2,800	NS Solutions Corp. (Software & Services)	74,786
82,200	NTT Data Corp. (Software & Services)	1,140,348
600,200	Obayashi Corp. (Capital Goods)	4,365,412
2,800	OKUMA Corp. (Capital Goods)	105,159
6,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	164,411
4,900	Oriental Land Co. Ltd. (Consumer Services)	684,295
167,000	Osaka Gas Co. Ltd. (Utilities)	3,200,595
146,800	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,240,277
10,500	Relia, Inc. (Software & Services)	82,651
14,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	109,300
6,200	Ricoh Leasing Co. Ltd. (Diversified Financials)	159,656
3,300	S Foods, Inc. (Food, Beverage & Tobacco)	76,068
495,800	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,911,341
16,700	Sato Holdings Corp. (Commercial & Professional Services)	229,972

Common Stocks – (continued)
Japan – (continued)
53,800	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,650,458
138,700	Seiko Epson Corp. (Technology Hardware & Equipment)	1,962,187
1,100	Shin-Etsu Chemical Co. Ltd. (Materials)	123,652
97,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,971,144
100,200	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	398,502
108,000	SoftBank Group Corp. (Telecommunication Services)	4,185,919
102,200	Sompo Holdings, Inc. (Insurance)	4,513,965
25,100	Square Enix Holdings Co. Ltd. (Media & Entertainment)	1,114,108
6,700	Starts Corp., Inc. (Real Estate)	137,397
190,800	Subaru Corp. (Automobiles & Components)	3,374,957
353,000	Sumitomo Corp. (Capital Goods)	4,798,488
25,800	Sumitomo Mitsui Construction Co. Ltd. (Capital Goods)	87,611
31,200	Taisei Corp. (Capital Goods)	972,815
30,900	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,221,414
224,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,297,408
1,600	Toei Co. Ltd. (Media & Entertainment)	209,324
75,300	Tokio Marine Holdings, Inc. (Insurance)	4,390,890
144,000	Tokyo Century Corp. (Diversified Financials)	4,783,989
190,100	Tokyo Gas Co. Ltd. (Utilities)	3,939,642
95,700	Tokyo Tatemono Co. Ltd. (Real Estate)	1,320,243
62,900	Tokyu Corp. (Transportation)	742,438
260,900	Tokyu Fudosan Holdings Corp. (Real Estate)	1,372,975
7,600	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	179,749
203,700	Tosoh Corp. (Materials)	2,533,770
54,000	Toyota Motor Corp. (Automobiles & Components)	833,183
5,200	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	116,957
1,200	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	40,873
15,000	Yokorei Co. Ltd. (Food & Staples Retailing)	97,383

		171,563,830

Luxembourg – 0.6%
51,680	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	4,081,595

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 7.3%
10,014	Aalberts NV (Capital Goods)	$388,873
18,606	ASM International NV (Semiconductors & Semiconductor Equipment)	4,629,310
29,329	ASML Holding NV (Semiconductors & Semiconductor Equipment)	13,856,139
44,261	ASR Nederland NV (Insurance)	1,784,471
62,272	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	2,975,620
26,979	Heineken Holding NV (Food, Beverage & Tobacco)	1,959,881
54,306	Heineken NV (Food, Beverage & Tobacco)	4,943,023
174,588	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	4,544,357
33,558	OCI NV (Materials)	1,103,914
489,106	Shell PLC (Energy)	12,691,105
13,622	Wolters Kluwer NV (Commercial & Professional Services)	1,320,217

		50,196,910

Norway – 2.8%
123,237	Aker BP ASA (Energy)	4,268,050
126,086	Aker BP ASA SDR (Energy)*	4,366,256
83,266	Aker Solutions ASA (Energy)	225,877
17,920	Austevoll Seafood ASA (Food, Beverage & Tobacco)	211,352
187,013	DNB Bank ASA (Banks)	3,385,602
249,849	Golden Ocean Group Ltd. (Transportation)	2,954,465
28,933	Grieg Seafood ASA (Food, Beverage & Tobacco)	414,772
64,846	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	464,301
1,213,610	MPC Container Ships ASA (Transportation)	2,420,785
209,998	Odfjell Drilling Ltd. (Energy)*	495,375

		19,206,835

Portugal – 0.1%
135,267	REN – Redes Energeticas Nacionais SGPS SA (Utilities)	407,229
245,953	Sonae SGPS SA (Food & Staples Retailing)	301,791

		709,020

Singapore – 0.9%
229,033	DBS Group Holdings Ltd. (Banks)	4,900,713
17,800	Singapore Exchange Ltd. (Diversified Financials)	121,270
394,400	Singapore Technologies Engineering Ltd. (Capital Goods)	1,161,042

		6,183,025

Common Stocks – (continued)
South Africa – 1.0%
191,469	Anglo American PLC (Materials)	6,844,744

Spain – 0.9%
138,811	Banco Bilbao Vizcaya Argentaria SA (Banks)	630,561
161,913	Bankinter SA (Banks)	1,012,743
13,346	Merlin Properties Socimi SA REIT (Real Estate)	129,247
231,577	Red Electrica Corp. SA (Utilities)	4,383,658

		6,156,209

Sweden – 4.4%
12,106	AddLife AB, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	182,570
20,633	Atlas Copco AB, Class B (Capital Goods)	172,882
144,586	Boliden AB (Materials)	4,623,931
38,333	Cloetta AB, Class B (Food, Beverage & Tobacco)	78,740
144,792	Epiroc AB, Class B (Capital Goods)	1,962,136
33,902	Essity AB, Class B (Household & Personal Products)	886,217
14,546	Getinge AB, Class B (Health Care Equipment & Services)	337,123
8,388	Intrum AB (Commercial & Professional Services)	160,455
98,882	Orron Energy ab (Energy)	67,236
348,839	Skandinaviska Enskilda Banken AB, Class A (Banks)	3,436,706
289,164	SSAB AB, Class B (Materials)	1,201,543
79,428	Svenska Cellulosa AB SCA, Class B (Materials)	1,193,410
226,538	Svenska Handelsbanken AB, Class A (Banks)	1,944,582
362,832	Swedbank AB, Class A (Banks)	4,601,651
16,437	Tele2 AB, Class B (Telecommunication Services)	187,429
881,185	Telia Co. AB (Telecommunication Services)	3,382,080
353,257	Volvo AB, Class B (Capital Goods)	5,496,464

		29,915,155

Switzerland – 5.3%
10,815	Baloise Holding AG (Insurance)	1,770,343
10	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,048,552
11	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	112,002
68,592	Cie Financiere Richemont SA (Consumer Durables & Apparel)	7,377,974
8,297	Helvetia Holding AG (Insurance)	974,427
20,600	Kuehne + Nagel International AG (Transportation)	4,894,612
11,998	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,408,581
11,441	Mobilezone Holding AG (Retailing)	199,993

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
4,556	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	$386,261
736	PSP Swiss Property AG (Real Estate)	81,942
1,076	Schindler Holding AG Participation Certificates (Capital Goods)	196,756
2,760	Sonova Holding AG (Health Care Equipment & Services)	882,045
503,449	UBS Group AG (Diversified Financials)	8,139,124
8,783	Zurich Insurance Group AG (Insurance)	3,830,033

		36,302,645

United Kingdom – 6.5%
1,722	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	113,773
995,534	Aviva PLC (Insurance)	4,876,392
19,412	BP PLC ADR (Energy)	550,330
210,715	British American Tobacco PLC (Food, Beverage & Tobacco)	9,032,148
73,958	Central Asia Metals PLC (Materials)	199,414
7,820	Clarkson PLC (Transportation)	285,503
299,233	Compass Group PLC (Consumer Services)	6,143,671
1,936	DCC PLC (Capital Goods)	120,451
125,914	Diageo PLC (Food, Beverage & Tobacco)	5,438,569
259,478	Imperial Brands PLC (Food, Beverage & Tobacco)	5,809,125
1,221,531	M&G PLC (Diversified Financials)	2,895,910
71,372	National Grid PLC (Utilities)	917,197
41,423	Next PLC (Retailing)	2,959,273
10,307	Odfjell Technology Ltd. (Energy)*	21,347
42,086	Segro PLC REIT (Real Estate)	502,413
254,715	SSE PLC (Utilities)	5,026,888

		44,892,404

United States – 4.9%
35,211	Ferguson PLC (Capital Goods)	3,944,425
235,089	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	10,233,424
63,607	Nestle SA (Food, Beverage & Tobacco)	7,433,926
16,244	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,430,367
434,881	Stellantis NV (Automobiles & Components)	5,398,939
14,145	Swiss Re AG (Insurance)	1,097,906

		33,538,987

TOTAL COMMON STOCKS
(Cost $620,685,790)		$660,394,856

Shares	Description	Rate	Value

Preferred Stocks – 1.6%
Germany – 1.6%
7,073	Bayerische Motoren Werke AG (Automobiles & Components)	8.32%	$504,485
63,781	Henkel AG & Co. KGaA (Household & Personal Products)	3.06	3,946,809
21,811	Porsche Automobil Holding SE (Automobiles & Components)	3.89	1,450,672
37,279	Volkswagen AG (Automobiles & Components)	5.85	5,019,238

TOTAL PREFERRED STOCKS
(Cost $12,280,055)			$10,921,204

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $632,965,845)			$671,316,060

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
615,824	1.367%	$615,824
(Cost $615,824)

TOTAL INVESTMENTS – 97.6%
(Cost $633,581,669)		$671,931,884

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		16,712,820

NET ASSETS – 100.0%		$688,644,704

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SDR	—Swedish Depositary Receipt

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Sector	% of Total Market Value
Financials	17.2%
Industrials	16.0
Health Care	13.6
Consumer Staples	12.3
Consumer Discretionary	10.3
Materials	8.8
Information Technology	7.1
Utilities	4.4
Energy	4.1
Communication Services	3.1
Real Estate	3.0
Securities Lending Reinvestment Vehicle	0.1

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	155	09/16/22	$5,648,724	$(96,396)
FTSE 100 Index	24	09/16/22	2,085,952	(13,765)
Hang Seng Index	4	07/28/22	562,769	(8,457)
MSCI Singapore Index	8	07/28/22	168,496	(6,529)
SPI 200 Index	7	09/15/22	795,562	(19,532)
TOPIX Index	21	09/08/22	3,071,883	(91,567)

Total Futures Contracts				$(236,246)

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 90.8%
Automobiles & Components – 2.6%
436,408	Ford Motor Co.	$4,857,221
699,035	General Motors Co.*	22,201,352
21,887	Gentex Corp.	612,179
15,203	Harley-Davidson, Inc.	481,327
45,421	Tesla, Inc.*	30,587,410

		58,739,489

Banks – 1.4%
11,523	Cadence Bank	270,560
66,283	Columbia Banking System, Inc.	1,899,008
64,190	East West Bancorp, Inc.	4,159,512
13,386	Essent Group Ltd.	520,715
40,192	First BanCorp. (Puerto Rico)	518,879
56,420	First Hawaiian, Inc.	1,281,298
30,357	FNB Corp.	329,677
160,200	Hope Bancorp, Inc.	2,217,168
19,845	International Bancshares Corp.	795,388
40,827	JPMorgan Chase & Co.	4,597,528
80,240	MGIC Investment Corp.	1,011,024
10,646	National Bank Holdings Corp., Class A	407,422
114,836	PacWest Bancorp	3,061,528
24,228	Pinnacle Financial Partners, Inc.	1,751,927
5,054	PNC Financial Services Group, Inc. (The)	797,370
25,107	Popular, Inc. (Puerto Rico)	1,931,482
2,591	Signature Bank	464,333
5,001	SVB Financial Group*	1,975,345
72,884	Trustmark Corp.	2,127,484
17,489	Western Alliance Bancorp	1,234,723

		31,352,371

Capital Goods – 4.0%
74,677	AECOM	4,870,434
5,761	AGCO Corp.	568,611
29,484	AMETEK, Inc.	3,239,997
2,784	Atkore, Inc.*	231,100
32,308	Emerson Electric Co.	2,569,778
12,799	Encore Wire Corp.	1,330,072
13,565	Fortive Corp.	737,665
26,238	General Dynamics Corp.	5,805,157
28,001	H&E Equipment Services, Inc.	811,189
50,186	Hexcel Corp.	2,625,230
6,443	Honeywell International, Inc.	1,119,858
97,597	Illinois Tool Works, Inc.	17,787,053
96,928	Johnson Controls International PLC	4,640,912
12,408	Lockheed Martin Corp.	5,334,944
77,352	Otis Worldwide Corp.	5,466,466
63,668	PACCAR, Inc.	5,242,423
10,598	Parker-Hannifin Corp.	2,607,638
149,820	Raytheon Technologies Corp.	14,399,200
30,166	Snap-on, Inc.	5,943,607
86,073	Textron, Inc.	5,256,478

		90,587,812

Common Stocks – (continued)
Commercial & Professional Services – 0.7%
5,740	Booz Allen Hamilton Holding Corp.	518,666
29,156	Cintas Corp.	10,890,641
4,185	Clean Harbors, Inc.*	366,899
71,280	CoStar Group, Inc.*	4,306,025

		16,082,231

Consumer Durables & Apparel – 0.6%
73,950	Capri Holdings Ltd.*	3,032,689
25,635	Garmin Ltd.	2,518,639
385	NVR, Inc.*	1,541,594
42,262	Whirlpool Corp.	6,545,116

		13,638,038

Consumer Services – 1.7%
28,505	Boyd Gaming Corp.	1,418,124
20,334	Bright Horizons Family Solutions, Inc.*	1,718,630
18,628	Chipotle Mexican Grill, Inc.*	24,351,639
9,796	Churchill Downs, Inc.	1,876,228
2,086	Graham Holdings Co., Class B	1,182,428
19,334	Grand Canyon Education, Inc.*	1,821,070
13,020	Hyatt Hotels Corp., Class A*	962,308
142,560	International Game Technology PLC	2,645,914
9,524	Marriott International, Inc., Class A	1,295,359
25,703	Red Rock Resorts, Inc., Class A	857,452
5,222	Yum! Brands, Inc.	592,749

		38,721,901

Diversified Financials – 8.5%
90,429	Ally Financial, Inc.	3,030,276
1,351,022	Annaly Capital Management, Inc. REIT	7,984,540
452,097	Bank of New York Mellon Corp. (The)	18,856,966
38,603	Berkshire Hathaway, Inc., Class B*	10,539,391
143,740	Capital One Financial Corp.	14,976,271
20,369	Cboe Global Markets, Inc.	2,305,567
418,859	Charles Schwab Corp. (The)	26,463,512
108,351	CME Group, Inc.	22,179,450
96,351	Discover Financial Services	9,112,878
19,961	Interactive Brokers Group, Inc., Class A	1,098,055
63,834	Intercontinental Exchange, Inc.	6,002,949
163,062	Jefferies Financial Group, Inc.	4,503,772
23,105	LPL Financial Holdings, Inc.	4,262,410
3,482	MarketAxess Holdings, Inc.	891,427
112,434	Morgan Stanley	8,551,730
26,713	Navient Corp.	373,715
67,382	Northern Trust Corp.	6,501,015
21,967	Raymond James Financial, Inc.	1,964,069
42,630	State Street Corp.	2,628,139
85,751	Stifel Financial Corp.	4,803,771
525,118	Synchrony Financial	14,503,759
42,112	TPG RE Finance Trust, Inc. REIT	379,429
325,896	Voya Financial, Inc.	19,400,589

		191,313,680

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Energy – 3.6%
8,224	Cactus, Inc., Class A	$331,181
89,256	EOG Resources, Inc.	9,857,433
14,466	Exxon Mobil Corp.	1,238,868
89,700	Golar LNG Ltd. (Cameroon)*	2,040,675
12,264	Hess Corp.	1,299,248
1,100,198	Kinder Morgan, Inc.	18,439,318
60,808	Magnolia Oil & Gas Corp., Class A	1,276,360
327,779	Marathon Oil Corp.	7,368,472
81,529	Marathon Petroleum Corp.	6,702,499
10,451	Matador Resources Co.	486,912
8,760	ONEOK, Inc.	486,180
120,372	Ovintiv, Inc.	5,319,239
33,190	Pioneer Natural Resources Co.	7,404,025
94,650	Schlumberger NV	3,384,684
125,572	SM Energy Co.	4,293,307
103,628	Targa Resources Corp.	6,183,483
156,754	Williams Cos., Inc. (The)	4,892,292

		81,004,176

Food & Staples Retailing – 0.4%
43,330	Casey’s General Stores, Inc.	8,015,184
3,528	Costco Wholesale Corp.	1,690,900
4,183	Ingles Markets, Inc., Class A	362,875

		10,068,959

Food, Beverage & Tobacco – 1.7%
123,479	Archer-Daniels-Midland Co.	9,581,970
66,358	Campbell Soup Co.	3,188,502
13,668	Coca-Cola Consolidated, Inc.	7,707,385
51,135	Darling Ingredients, Inc.*	3,057,873
35,242	Lamb Weston Holdings, Inc.	2,518,393
9,833	Lancaster Colony Corp.	1,266,294
61,956	Monster Beverage Corp.*	5,743,321
24,171	Sanderson Farms, Inc.	5,209,576

		38,273,314

Health Care Equipment & Services – 6.9%
6,362	Abbott Laboratories	691,231
301,607	Cano Health, Inc.*	1,321,039
209,248	Centene Corp.*	17,704,473
21,748	Cigna Corp.	5,731,033
72,981	Edwards Lifesciences Corp.*	6,939,763
71,276	Elevance Health, Inc.	34,396,372
92,329	Envista Holdings Corp.*	3,558,360
127,879	HCA Healthcare, Inc.	21,491,345
34,579	Humana, Inc.	16,185,392
14,459	IDEXX Laboratories, Inc.*	5,071,205
45,173	Molina Healthcare, Inc.*	12,630,823
4,033	Patterson Cos., Inc.	122,200
986	Teleflex, Inc.	242,408
47,957	UnitedHealth Group, Inc.	24,632,154
54,345	Universal Health Services, Inc., Class B	5,473,085

		156,190,883

Common Stocks – (continued)
Household & Personal Products – 1.3%
69,740	Energizer Holdings, Inc.	1,977,129
163,676	Kimberly-Clark Corp.	22,120,811
8,185	Procter & Gamble Co. (The)	1,176,921
24,983	Reynolds Consumer Products, Inc.	681,287
12,835	WD-40 Co.	2,584,456

		28,540,604

Insurance – 1.8%
189,479	American Equity Investment Life Holding Co.	6,929,247
35,396	American Financial Group, Inc.	4,913,319
30,962	AMERISAFE, Inc.	1,610,334
60,068	Arch Capital Group Ltd.*	2,732,493
59,191	Brighthouse Financial, Inc.*	2,428,015
10,472	CNA Financial Corp.	470,193
73,120	Globe Life, Inc.	7,127,006
6,827	Goosehead Insurance, Inc., Class A	311,789
15,650	Marsh & McLennan Cos., Inc.	2,429,663
178,797	Old Republic International Corp.	3,997,901
17,273	Reinsurance Group of America, Inc.	2,025,950
129,586	Ryan Specialty Holdings, Inc.*	5,078,475
25,412	W R Berkley Corp.	1,734,623

		41,789,008

Materials – 2.8%
4,937	Air Products and Chemicals, Inc.	1,187,250
14,386	Alcoa Corp.	655,714
4,735	Alpha Metallurgical Resources, Inc.	611,430
78,720	Avient Corp.	3,155,098
154,972	CF Industries Holdings, Inc.	13,285,750
28,500	Corteva, Inc.	1,542,990
2,903	Crown Holdings, Inc.	267,569
8,601	Dow, Inc.	443,898
71,308	Element Solutions, Inc.	1,269,282
435,506	Freeport-McMoRan, Inc.	12,742,906
4,026	International Flavors & Fragrances, Inc.	479,577
14,430	Louisiana-Pacific Corp.	756,276
18,102	LSB Industries, Inc.*	250,894
140,756	Mosaic Co. (The)	6,647,906
56,853	Olin Corp.	2,631,157
3,885	Packaging Corp. of America	534,187
32,225	Ramaco Resources, Inc.	423,759
57,894	Sherwin-Williams Co. (The)	12,963,045
34,799	Summit Materials, Inc., Class A*	810,469
96,209	United States Steel Corp.	1,723,103
50,694	Warrior Met Coal, Inc.	1,551,743

		63,934,003

Media & Entertainment – 6.1%
16,330	Alphabet, Inc., Class A*	35,587,316
15,750	Alphabet, Inc., Class C*	34,452,337
11,964	Charter Communications, Inc., Class A*	5,605,493
94,443	Comcast Corp., Class A	3,705,943
171,552	Liberty Broadband Corp., Class C*	19,838,273

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
106,950	Meta Platforms, Inc., Class A*	$17,245,688
17,336	Netflix, Inc.*	3,031,546
43,049	Nexstar Media Group, Inc., Class A	7,011,821
79,508	ROBLOX Corp., Class A*	2,612,633
61,991	Take-Two Interactive Software, Inc.*	7,595,757
17,797	TripAdvisor, Inc.*	316,787

		137,003,594

Pharmaceuticals, Biotechnology & Life Sciences – 9.0%
288,435	AbbVie, Inc.	44,176,705
17,691	Agilent Technologies, Inc.	2,101,160
96,743	Avantor, Inc.*	3,008,707
16,914	Biogen, Inc.*	3,449,441
44,077	Bruker Corp.	2,766,273
318,524	Gilead Sciences, Inc.	19,687,968
207,757	Horizon Therapeutics PLC*	16,570,698
7,809	IQVIA Holdings, Inc.*	1,694,475
88,523	Johnson & Johnson	15,713,718
64,030	Medpace Holdings, Inc.*	9,583,370
26,154	Merck & Co., Inc.	2,384,460
8,389	Mettler-Toledo International, Inc.*	9,637,032
54,255	PerkinElmer, Inc.	7,716,146
128,361	Pfizer, Inc.	6,729,967
161,686	Prestige Consumer Healthcare, Inc.*	9,507,137
124,587	QIAGEN NV*	5,880,506
22,821	Regeneron Pharmaceuticals, Inc.*	13,490,178
11,995	Syneos Health, Inc.*	859,802
41,866	Thermo Fisher Scientific, Inc.	22,744,960
20,879	West Pharmaceutical Services, Inc.	6,313,183

		204,015,886

Real Estate – 5.7%
1	Apartment Income REIT Corp. REIT	42
1	Apartment Investment and Management Co., Class A REIT*	6
21,275	Brixmor Property Group, Inc. REIT	429,968
99,127	Camden Property Trust REIT	13,330,599
52,484	CubeSmart REIT	2,242,116
181,398	Duke Realty Corp. REIT	9,967,820
9,981	EPR Properties REIT	468,408
300,929	Equity LifeStyle Properties, Inc. REIT	21,206,467
55,317	Extra Space Storage, Inc. REIT	9,410,528
102,128	First Industrial Realty Trust, Inc. REIT	4,849,037
231,786	Healthpeak Properties, Inc. REIT	6,005,575
36,933	Host Hotels & Resorts, Inc. REIT	579,109
17,107	Lamar Advertising Co., Class A REIT	1,504,903
73,274	Life Storage, Inc. REIT	8,181,775
93,298	Mid-America Apartment Communities, Inc. REIT	16,296,362
49,771	National Storage Affiliates Trust REIT	2,492,034
84,261	NexPoint Residential Trust, Inc. REIT	5,267,155
5,356	Prologis, Inc. REIT	630,133
25,819	Public Storage REIT	8,072,827
93,086	Rexford Industrial Realty, Inc. REIT	5,360,823
2	Simon Property Group, Inc. REIT	190
385,160	STORE Capital Corp. REIT	10,044,973

Common Stocks – (continued)
Real Estate – (continued)
14,722	Terreno Realty Corp. REIT	820,457
28,435	Ventas, Inc. REIT	1,462,412
1	Vornado Realty Trust REIT	29

		128,623,748

Retailing – 7.0%
379,300	Amazon.com, Inc.*	40,285,453
1,486	Asbury Automotive Group, Inc.*	251,639
76,783	AutoNation, Inc.*	8,581,268
13,220	AutoZone, Inc.*	28,411,366
11,019	Dick’s Sporting Goods, Inc.	830,502
14,530	Dollar General Corp.	3,566,243
34,974	eBay, Inc.	1,457,367
2,779	Group 1 Automotive, Inc.	471,874
4,651	Home Depot, Inc. (The)	1,275,630
459,588	LKQ Corp.	22,561,175
91,859	Lowe’s Cos., Inc.	16,045,012
1,541	MercadoLibre, Inc. (Brazil)*	981,417
56,522	Murphy USA, Inc.	13,162,278
1,394	O’Reilly Automotive, Inc.*	880,673
63,300	Penske Automotive Group, Inc.	6,626,877
85,697	Target Corp.	12,102,987
1	Victoria’s Secret & Co.*	28

		157,491,789

Semiconductors & Semiconductor Equipment – 3.4%
218,165	Applied Materials, Inc.	19,848,652
11,460	Axcelis Technologies, Inc.*	628,466
1,194	Broadcom, Inc.	580,057
29,632	First Solar, Inc.*	2,018,828
31,784	Intel Corp.	1,189,040
3,264	KLA Corp.	1,041,477
5,571	Monolithic Power Systems, Inc.	2,139,487
130,588	NVIDIA Corp.	19,795,835
84,881	ON Semiconductor Corp.*	4,270,363
13,204	Power Integrations, Inc.	990,432
83,156	QUALCOMM, Inc.	10,622,348
96,616	Texas Instruments, Inc.	14,845,048

		77,970,033

Software & Services – 13.4%
44,829	Adobe, Inc.*	16,410,104
6,213	Autodesk, Inc.*	1,068,387
6,586	Black Knight, Inc.*	430,659
17,268	Citrix Systems, Inc.	1,677,932
54,965	Clear Secure, Inc., Class A*	1,099,300
37,536	Cognizant Technology Solutions Corp., Class A	2,533,305
19,642	CommVault Systems, Inc.*	1,235,482
1,531	Concentrix Corp.	207,665
32,242	DXC Technology Co.*	977,255
4,119	E2open Parent Holdings, Inc.*	32,046
5,074	EPAM Systems, Inc.*	1,495,714
12,948	ExlService Holdings, Inc.*	1,907,629
395,400	Fortinet, Inc.*	22,371,732
250,799	Freshworks, Inc., Class A*	3,298,007

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
89,478	Gartner, Inc.*	$21,638,465
112,207	Genpact Ltd.	4,753,088
97,098	International Business Machines Corp.	13,709,267
20,412	Intuit, Inc.	7,867,601
32,371	Manhattan Associates, Inc.*	3,709,717
465,359	Microsoft Corp.	119,518,152
3,505	MongoDB, Inc.*	909,547
152,347	NortonLifeLock, Inc.	3,345,540
8,419	Okta, Inc.*	761,078
171,682	Oracle Corp.	11,995,421
34,746	Palo Alto Networks, Inc.*	17,162,439
2,441	Paycom Software, Inc.*	683,773
39,135	Perficient, Inc.*	3,588,288
5,399	ServiceNow, Inc.*	2,567,332
46,733	Synopsys, Inc.*	14,192,812
68,082	Toast, Inc., Class A*	880,981
71,028	VeriSign, Inc.*	11,885,115
7,791	Visa, Inc., Class A	1,533,970
43,289	Zscaler, Inc.*	6,472,138

		301,919,941

Technology Hardware & Equipment – 5.8%
724,768	Apple, Inc.	99,090,281
6,480	Arista Networks, Inc.*	607,435
169,981	Dell Technologies, Inc., Class C	7,854,822
287,874	Hewlett Packard Enterprise Co.	3,817,209
94,239	Keysight Technologies, Inc.*	12,990,846
70,812	NetApp, Inc.	4,619,775
3,898	Teledyne Technologies, Inc.*	1,462,179
1	Vontier Corp.	23

		130,442,570

Transportation – 1.9%
1,106	AMERCO	528,922
13,827	Copa Holdings SA, Class A (Panama)*	876,217
94,059	CSX Corp.	2,733,354
98,020	Knight-Swift Transportation Holdings, Inc.	4,537,346
61,864	Norfolk Southern Corp.	14,061,069

Common Stocks – (continued)
Transportation – (continued)
7,053	Old Dominion Freight Line, Inc.	1,807,543
36,542	Ryder System, Inc.	2,596,674
173,235	Safe Bulkers, Inc. (Greece)	661,758
75,100	Union Pacific Corp.	16,017,328

		43,820,211

Utilities – 0.5%
118,762	CMS Energy Corp.	8,016,435
3,186	DTE Energy Co.	403,826
68,737	NRG Energy, Inc.	2,623,691

		11,043,952

TOTAL COMMON STOCKS
(Cost $1,370,464,698)		$2,052,568,193

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,681,221	1.367%	$3,681,221
(Cost $3,681,221)

TOTAL INVESTMENTS – 91.0%
(Cost $1,374,145,919)		$2,056,249,414

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.0%		204,605,455

NET ASSETS – 100.0%		$2,260,854,869

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Russell 2000 E-Mini Index	199	09/16/22	$17,055,608	$(61,008)
S&P 500 E-Mini Index	899	09/16/22	170,580,848	(242,823)

Total Futures Contracts				$(303,831)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	International Tax-Managed Equity Fund	U.S. Tax- Managed Equity Fund
Assets:
Investments in unaffiliated issuers, at value (cost $632,965,845 and $1,370,464,698, respectively)(a)	$671,316,060	$2,052,568,193
Investments in affiliated issuers, at value (cost $0 and $3,681,221, respectively)	—	3,681,221
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	615,824	—
Cash	1,108,617	32,753,791
Foreign currency, at value (cost $12,436,829 and $—, respectively)	12,369,139	—
Receivables:
Foreign tax reclaims	3,140,112	—
Dividends	1,533,443	1,431,134
Fund shares sold	232,827	173,785,518
Reimbursement from investment adviser	65,414	—
Securities lending income	1,514	—
Due from broker	—	10,477,102
Variation margin on futures contracts	103,418	—
Other assets	35,428	106,132
Total assets	690,521,796	2,274,803,091

Liabilities:
Variation margin on futures contracts	—	10,456,916
Payables:
Payable upon return of securities loaned	615,824	—
Management fees	504,307	1,169,447
Due to broker	284,175	—
Fund shares redeemed	53,749	451,434
Distribution and Service fees and Transfer Agency fees	20,834	104,146
Investments purchased	—	441,521
Accrued expenses	398,203	1,324,758
Total liabilities	1,877,092	13,948,222

Net Assets:
Paid-in capital	693,737,690	1,588,527,493
Total distributable earnings (loss)	(5,092,986)	672,327,376
NET ASSETS	$688,644,704	$2,260,854,869
Net Assets:
Class A	$5,408,665	$84,680,898
Class C	752,226	15,924,529
Institutional	9,489,872	57,173,733
Service	—	1,817,322
Investor	10,145,768	15,871,724
Class R6	597,902,130	1,917,501,555
Class P	64,946,043	167,885,108
Total Net Assets	$688,644,704	$2,260,854,869
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	545,031	2,861,582
Class C	77,650	577,117
Institutional	952,264	1,880,559
Service	—	61,106
Investor	1,017,780	526,973
Class R6	60,416,423	63,631,578
Class P	6,559,440	5,569,891
Net asset value, offering and redemption price per share:(b)
Class A	$9.92	$29.59
Class C	9.69	27.59
Institutional	9.97	30.40
Service	—	29.74
Investor	9.97	30.12
Class R6	9.90	30.13
Class P	9.90	30.14

(a)	Includes loaned securities having a market value of $578,852 and $—.
(b)	Maximum public offering price per share for Class A Shares of the International Tax-Managed Equity Fund and U.S. Tax-Managed Equity Fund is $10.50 and $31.31, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	International Tax-Managed Equity Fund	U.S. Tax- Managed Equity Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $2,682,348 and $11,840, respectively)	$25,804,517	$13,901,379

Securities lending income — affiliated issuer	3,622	1,099

Dividends — affiliated issuers	69	4,853

Total investment income	25,808,208	13,907,331

Expenses:

Management fees	3,272,486	7,553,258

Custody, accounting and administrative services	165,844	782,847

Transfer Agency fees(a)	126,035	436,124

Professional fees	69,211	38,898

Registration fees	44,877	28,069

Printing and mailing costs	18,072	20,454

Distribution and/or Service (12b-1) fees(a)	11,183	195,308

Trustee fees	10,888	12,291

Service fees — Class C	1,111	23,407

Shareholder Administration fees — Service Shares	—	3,081

Other	1,522	7,689

Total expenses	3,721,229	9,101,426

Less — expense reductions	(260,419)	(621,360)

Net expenses	3,460,810	8,480,066

NET INVESTMENT INCOME	22,347,398	5,427,265

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	15,515,887	(9,389,048)

Futures contracts	(786,243)	(2,750,057)

Foreign currency transactions	(841,041)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(197,532,624)	(587,806,038)

Futures contracts	(359,670)	(303,831)

Foreign currency translations	(343,309)	—

Net realized and unrealized loss	(184,347,000)	(600,248,974)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(161,999,602)	$(594,821,709)

(a)	Class specific Distribution and/or Service (12b-1) fees and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
International Tax- Managed Equity Fund	$7,852	$3,331	$—	$5,025	$711	$2,076	$—	$6,591	$100,501	$11,131
U.S. Tax-Managed Equity Fund	122,442	70,220	2,646	78,363	14,980	11,266	423	14,684	287,491	28,917

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets

	International Tax-Managed Equity Fund		U.S. Tax-Managed Equity Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
From operations:
Net investment income	$22,347,398	$20,635,904	$5,427,265	$10,712,268
Net realized gain (loss)	13,888,603	48,290,528	(12,139,105)	129,304,964
Net change in unrealized gain (loss)	(198,235,603)	20,055,463	(588,109,869)	433,085,566
Net increase (decrease) in net assets resulting from operations	(161,999,602)	88,981,895	(594,821,709)	573,102,798

Distributions to shareholders:
From distributable earnings:
Class A Shares	—	(222,523)	—	(187,075)
Class C Shares	—	(19,506)	—	—
Institutional Shares	—	(332,199)	—	(234,991)
Service Shares	—	—	—	(215)
Investor Shares	—	(208,042)	—	(72,929)
Class R6 Shares	—	(21,530,042)	—	(9,154,253)
Class P Shares	—	(2,422,168)	—	(964,387)
Total distributions to shareholders	—	(24,734,480)	—	(10,613,850)

From share transactions:
Proceeds from sales of shares	35,097,463	100,699,707	388,110,205	354,091,106
Proceeds paid in connection with in-kind transactions	—	(56,160,000)	—	(145,620,000)
Reinvestment of distributions	—	24,732,502	—	10,555,178
Cost of shares redeemed	(23,134,734)	(30,644,213)	(78,300,155)	(86,099,028)
Net increase in net assets resulting from share transactions	11,962,729	38,627,996	309,810,050	132,927,256
TOTAL INCREASE (DECREASE)	(150,036,873)	102,875,411	(285,011,659)	695,416,204

Net Assets:
Beginning of period	838,681,577	735,806,166	2,545,866,528	1,850,450,324

End of period	$688,644,704	$838,681,577	$2,260,854,869	$2,545,866,528

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.28		$11.32	$10.43	$8.93	$10.93	$8.62

Net investment income(a)	0.30		0.28	0.10	0.02	0.18	0.11

Net realized and unrealized gain (loss)	(2.66)		1.07	0.92	1.49	(2.03)	2.38

Total from investment operations	(2.36)		1.35	1.02	1.67	(1.85)	2.49

Distributions to shareholders from net investment income	—		(0.39)	(0.13)	(0.17)	(0.15)	(0.18)

Net asset value, end of period	$9.92		$12.28	$11.32	$10.43	$8.93	$10.93

Total Return(b)	(19.22)%		12.02%	9.75%	18.66%	(16.86)%	28.85%

Net assets, end of period (in 000’s)	$5,409		$7,235	$6,662	$8,419	$8,145	$9,429

Ratio of net expenses to average net assets	1.22	%(c)	1.22%	1.23%	1.25%	1.29%	1.31%

Ratio of total expenses to average net assets	1.34	%(c)	1.33%	1.36%	1.37%	1.37%	1.36%

Ratio of net investment income to average net assets	5.38	%(c)	2.33%	1.07%	1.81%	1.69%	1.04%

Portfolio turnover rate(d)	113%		162%	177%	231%	177%	134%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.03		$11.04	$10.18	$8.68	$10.59	$8.39

Net investment income(a)	0.25		0.20	0.03	0.12	0.10	0.04

Net realized and unrealized gain (loss)	(2.59)		1.03	0.88	1.42	(1.94)	2.30

Total from investment operations	(2.34)		1.23	0.91	1.54	(1.84)	2.34

Distributions to shareholders from net investment income	—		(0.24)	(0.05)	(0.04)	(0.07)	(0.14)

Net asset value, end of period	$9.69		$12.03	$11.04	$10.18	$8.68	$10.59

Total Return(b)	(19.45)%		11.19%	8.89%	17.74%	(17.39)%	27.85%

Net assets, end of period (in 000’s)	$752		$1,009	$1,060	$1,308	$2,551	$2,661

Ratio of net expenses to average net assets	1.97	%(c)	1.96%	1.98%	2.01%	2.04%	2.06%

Ratio of total expenses to average net assets	2.09	%(c)	2.07%	2.11%	2.12%	2.12%	2.11%

Ratio of net investment income to average net assets	4.63	%(c)	1.59%	0.33%	1.25%	1.01%	0.40%

Portfolio turnover rate(d)	113%		162%	177%	231%	177%	134%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.31		$11.29	$10.40	$8.91	$10.85	$8.54

Net investment income(a)	0.33		0.32	0.13	0.21	0.31	0.17

Net realized and unrealized gain (loss)	(2.67)		1.07	0.92	1.48	(2.10)	2.34

Total from investment operations	(2.34)		1.39	1.05	1.69	(1.79)	2.51

Distributions to shareholders from net investment income	—		(0.37)	(0.16)	(0.20)	(0.15)	(0.20)

Net asset value, end of period	$9.97		$12.31	$11.29	$10.40	$8.91	$10.85

Total Return(b)	(19.01)%		12.42%	10.11%	19.01%	(16.49)%	29.42%

Net assets, end of period (in 000’s)	$9,490		$11,247	$9,998	$15,783	$16,948	$619,288

Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	0.92%

Ratio of total expenses to average net assets	0.97	%(c)	0.96%	0.99%	0.99%	0.96%	0.97%

Ratio of net investment income to average net assets	5.83	%(c)	2.65%	1.36%	2.11%	2.87%	1.74%

Portfolio turnover rate(d)	113%		162%	177%	231%	177%	134%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Investor Shares(a)
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.32		$11.30	$10.40	$8.91	$10.91	$8.61

Net investment income(b)	0.35		0.31	0.13	0.20	0.19	0.13

Net realized and unrealized gain (loss)	(2.70)		1.07	0.92	1.48	(2.00)	2.36

Total from investment operations	(2.35)		1.38	1.05	1.68	(1.81)	2.49

Distributions to shareholders from net investment income	—		(0.36)	(0.15)	(0.19)	(0.19)	(0.19)

Net asset value, end of period	$9.97		$12.32	$11.30	$10.40	$8.91	$10.91

Total Return(c)	(19.07)%		12.31%	10.09%	18.90%	(16.66)%	29.09%

Net assets, end of period (in 000’s)	$10,146		$7,290	$9,085	$18,290	$14,008	$15,547

Ratio of net expenses to average net assets	0.97	%(d)	0.97%	0.98%	1.00%	1.04%	1.05%

Ratio of total expenses to average net assets	1.10	%(d)	1.08%	1.11%	1.12%	1.12%	1.11%

Ratio of net investment income to average net assets	6.40	%(d)	2.58%	1.38%	2.06%	1.82%	1.30%

Portfolio turnover rate(e)	113%		162%	177%	231%	177%	134%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$12.23		$11.22	$10.33	$8.85	$10.92

Net investment income(b)	0.32		0.32	0.14	0.21	0.08

Net realized and unrealized gain (loss)	(2.65)		1.06	0.92	1.47	(1.95)

Total from investment operations	(2.33)		1.38	1.06	1.68	(1.87)

Distributions to shareholders from net investment income	—		(0.37)	(0.17)	(0.20)	(0.20)

Net asset value, end of period	$9.90		$12.23	$11.22	$10.33	$8.85

Total Return(c)	(19.05)%		12.43%	10.20%	19.05%	(17.07)%

Net assets, end of period (in 000’s)	$597,902		$730,126	$640,212	$660,555	$530,891

Ratio of net expenses to average net assets	0.89	%(d)	0.89%	0.89%	0.89%	0.89	%(d)

Ratio of total expenses to average net assets	0.96	%(d)	0.95%	0.97%	0.98%	0.99	%(d)

Ratio of net investment income to average net assets	5.81	%(d)	2.66%	1.42%	2.12%	1.14	%(d)

Portfolio turnover rate(e)	113%		162%	177%	231%	177%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$12.23		$11.22	$10.34	$8.86	$11.07

Net investment income(b)	0.32		0.32	0.14	0.21	0.10

Net realized and unrealized gain (loss)	(2.65)		1.06	0.91	1.47	(2.11)

Total from investment operations	(2.33)		1.38	1.05	1.68	(2.01)

Distributions to shareholders from net investment income	—		(0.37)	(0.17)	(0.20)	(0.20)

Net asset value, end of period	$9.90		$12.23	$11.22	$10.34	$8.86

Total Return(c)	(19.05)%		12.42%	10.09%	19.02%	(18.09)%

Net assets, end of period (in 000’s)	$64,946		$81,775	$68,788	$67,038	$64,578

Ratio of net expenses to average net assets	0.89	%(d)	0.89%	0.89%	0.89%	0.89	%(d)

Ratio of total expenses to average net assets	0.96	%(d)	0.95%	0.98%	0.98%	1.00	%(d)

Ratio of net investment income to average net assets	5.77	%(d)	2.66%	1.45%	2.15%	1.43	%(d)

Portfolio turnover rate(e)	113%		162%	177%	231%	177%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$38.29		$29.78	$25.54	$20.43	$22.37	$18.75

Net investment income(a)	0.03		0.05	0.06	0.11	0.10	0.13

Net realized and unrealized gain (loss)	(8.73)		8.52	4.31	5.09	(1.93)	3.60

Total from investment operations	(8.70)		8.57	4.37	5.20	(1.83)	3.73

Distributions to shareholders from net investment income	—		(0.06)	(0.09)	(0.09)	(0.11)	(0.11)

Distributions to shareholders from return of capital	—		—	(0.04)	—	—	—

Total distributions	—		(0.06)	(0.13)	(0.09)	(0.11)	(0.11)

Net asset value, end of period	$29.59		$38.29	$29.78	$25.54	$20.43	$22.37

Total Return(b)	(22.72)%		28.80%	17.06%	25.48%	(8.15)%	19.88%

Net assets, end of period (in 000’s)	$84,681		$111,821	$75,584	$68,427	$57,833	$50,218

Ratio of net expenses to average net assets	1.05	%(c)	1.06%	1.08%	1.10%	1.14%	1.15%

Ratio of total expenses to average net assets	1.14	%(c)	1.11%	1.12%	1.13%	1.14%	1.15%

Ratio of net investment income to average net assets	0.15	%(c)	0.16%	0.24%	0.47%	0.44%	0.61%

Portfolio turnover rate(d)	108%		116%	177%	205%	152%	108%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$35.84		$28.04	$24.11	$19.36	$21.24	$17.86

Net investment loss(a)	(0.09)		(0.19)	(0.13)	(0.06)	(0.07)	(0.03)

Net realized and unrealized gain (loss)	(8.16)		7.99	4.06	4.81	(1.81)	3.41

Total from investment operations	(8.25)		7.80	3.93	4.75	(1.88)	3.38

Net asset value, end of period	$27.59		$35.84	$28.04	$24.11	$19.36	$21.24

Total Return(b)	(23.02)%		27.82%	16.25%	24.54%	(8.85)%	18.93%

Net assets, end of period (in 000’s)	$15,925		$21,720	$19,502	$18,341	$14,380	$22,337

Ratio of net expenses to average net assets	1.80	%(c)	1.81%	1.83%	1.85%	1.88%	1.90%

Ratio of total expenses to average net assets	1.90	%(c)	1.86%	1.87%	1.88%	1.89%	1.90%

Ratio of net investment loss to average net assets	(0.60	)%(c)	(0.59)%	(0.53)%	(0.28)%	(0.33)%	(0.14)%

Portfolio turnover rate(d)	108%		116%	177%	205%	152%	108%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$39.28		$30.53	$26.16	$20.91	$22.71	$19.04

Net investment income(a)	0.08		0.17	0.15	0.20	0.19	0.21

Net realized and unrealized gain (loss)	(8.96)		8.74	4.43	5.23	(1.97)	3.65

Total from investment operations	(8.88)		8.91	4.58	5.43	(1.78)	3.86

Distributions to shareholders from net investment income	—		(0.16)	(0.17)	(0.18)	(0.02)	(0.19)

Distributions to shareholders from return of capital	—		—	(0.04)	—	—	—

Total distributions	—		(0.16)	(0.21)	(0.18)	(0.02)	(0.19)

Net asset value, end of period	$30.40		$39.28	$30.53	$26.16	$20.91	$22.71

Total Return(b)	(22.61)%		29.23%	17.48%	25.90%	(7.78)%	20.29%

Net assets, end of period (in 000’s)	$57,174		$56,035	$47,997	$45,718	$34,812	$1,395,335

Ratio of net expenses to average net assets	0.72	%(c)	0.74%	0.74%	0.74%	0.74%	0.75%

Ratio of total expenses to average net assets	0.77	%(c)	0.75%	0.75%	0.75%	0.74%	0.75%

Ratio of net investment income to average net assets	0.49	%(c)	0.48%	0.56%	0.83%	0.79%	1.02%

Portfolio turnover rate(d)	108%		116%	177%	205%	152%	108%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Service Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$38.52		$29.96	$25.70	$20.57	$22.51	$18.88

Net investment income (loss)(a)	(0.01)		— (b)	0.02	0.08	0.08	0.11

Net realized and unrealized gain (loss)	(8.77)		8.56	4.33	5.13	(1.94)	3.61

Total from investment operations	(8.78)		8.56	4.35	5.21	(1.86)	3.72

Distributions to shareholders from net investment income	—		— (b)	(0.05)	(0.08)	(0.08)	(0.09)

Distributions to shareholders from return of capital	—		—	(0.04)	—	—	—

Total distributions	—		— (b)	(0.09)	(0.08)	(0.08)	(0.09)

Net asset value, end of period	$29.74		$38.52	$29.96	$25.70	$20.57	$22.51

Total Return(c)	(22.79)%		28.58%	16.87%	25.31%	(8.26)%	19.71%

Net assets, end of period (in 000’s)	$1,817		$2,476	$1,932	$1,649	$732	$736

Ratio of net expenses to average net assets	1.26	%(d)	1.23%	1.24%	1.24%	1.25%	1.25%

Ratio of total expenses to average net assets	1.32	%(d)	1.24%	1.25%	1.25%	1.25%	1.25%

Ratio of net investment income (loss) to average net assets	(0.07	)%(d)	0.01%	0.08%	0.33%	0.33%	0.52%

Portfolio turnover rate(e)	108%		116%	177%	205%	152%	108%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Investor Shares(a)
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$38.93		$30.26	$25.93	$20.73	$22.70	$19.03

Net investment income(b)	0.07		0.14	0.12	0.17	0.16	0.18

Net realized and unrealized gain (loss)	(8.88)		8.67	4.40	5.18	(1.97)	3.65

Total from investment operations	(8.81)		8.81	4.52	5.35	(1.81)	3.83

Distributions to shareholders from net investment income	—		(0.14)	(0.15)	(0.15)	(0.16)	(0.16)

Distributions to shareholders from return of capital	—		—	(0.04)	—	—	—

Total distributions	—		(0.14)	(0.19)	(0.15)	(0.16)	(0.16)

Net asset value, end of period	$30.12		$38.93	$30.26	$25.93	$20.73	$22.70

Total Return(c)	(22.63)%		29.13%	17.38%	25.82%	(7.95)%	20.14%

Net assets, end of period (in 000’s)	$15,872		$20,599	$15,938	$21,591	$17,894	$17,251

Ratio of net expenses to average net assets	0.80	%(d)	0.82%	0.83%	0.85%	0.89%	0.90%

Ratio of total expenses to average net assets	0.89	%(d)	0.87%	0.87%	0.88%	0.89%	0.90%

Ratio of net investment income to average net assets	0.40	%(d)	0.40%	0.46%	0.72%	0.68%	0.88%

Portfolio turnover rate(e)	108%		116%	177%	205%	152%	108%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$38.93		$30.26	$25.93	$20.73	$22.93

Net investment income(b)	0.08		0.17	0.15	0.20	0.13

Net realized and unrealized gain (loss)	(8.88)		8.67	4.40	5.18	(2.14)

Total from investment operations	(8.80)		8.84	4.55	5.38	(2.01)

Distributions to shareholders from net investment income	—		(0.17)	(0.18)	(0.18)	(0.19)

Distributions to shareholders from return of capital	—		—	(0.04)	—	—

Total distributions	—		(0.17)	(0.22)	(0.18)	(0.19)

Net asset value, end of period	$30.13		$38.93	$30.26	$25.93	$20.73

Total Return(c)	(22.60)%		29.24%	17.49%	25.96%	(8.72)%

Net assets, end of period (in 000’s)	$1,917,502		$2,111,315	$1,536,722	$1,575,990	$1,263,556

Ratio of net expenses to average net assets	0.71	%(d)	0.73%	0.73%	0.73%	0.74	%(d)

Ratio of total expenses to average net assets	0.76	%(d)	0.74%	0.74%	0.74%	0.74	%(d)

Ratio of net investment income to average net assets	0.50	%(d)	0.49%	0.57%	0.84%	0.85	%(d)

Portfolio turnover rate(e)	108%		116%	177%	205%	152%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$38.94		$30.27	$25.94	$20.74	$23.43

Net investment income(b)	0.08		0.17	0.15	0.20	0.16

Net realized and unrealized gain (loss)	(8.88)		8.67	4.40	5.18	(2.66)

Total from investment operations	(8.80)		8.84	4.55	5.38	(2.50)

Distributions to shareholders from net investment income	—		(0.17)	(0.18)	(0.18)	(0.19)

Distributions to shareholders from return of capital	—		—	(0.04)	—	—

Total distributions	—		(0.17)	(0.22)	(0.18)	(0.19)

Net asset value, end of period	$30.14		$38.94	$30.27	$25.94	$20.74

Total Return(c)	(22.60)%		29.23%	17.48%	25.94%	(10.62)%

Net assets, end of period (in 000’s)	$167,885		$221,902	$152,775	$138,399	$97,892

Ratio of net expenses to average net assets	0.71	%(d)	0.73%	0.73%	0.73%	0.74	%(d)

Ratio of total expenses to average net assets	0.77	%(d)	0.74%	0.74%	0.74%	0.75	%(d)

Ratio of net investment income to average net assets	0.50	%(d)	0.49%	0.59%	0.83%	0.95	%(d)

Portfolio turnover rate(e)	108%		116%	177%	205%	152%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements

June 30, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
International Tax-Managed Equity	A, C, Institutional, Investor, R6 and P	Diversified
U.S. Tax-Managed Equity	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

34

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
International Tax-Managed Equity	Annually	Annually
U.S. Tax-Managed Equity	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with the Fund’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

35

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and

36

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2022:

INTERNATIONAL TAX- MANAGED EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$6,975,554	$—

Asia	257,250	183,702,743	—

Europe	2,027,516	368,121,429	—

North America	10,233,424	26,267,531	—

Oceania	7,668,371	66,062,242	—

Securities Lending Reinvestment Vehicle	615,824	—	—

Total	$20,802,385	$651,129,499	$—

Derivative Type

Liabilities(b)

Futures Contracts	$(236,246)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

37

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. TAX-MANAGED EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$2,040,675	$—	$—

Europe	661,758	—	—

North America	2,048,884,343	—	—

South America	981,417	—	—

Investment Company	3,681,221	—	—

Total	$2,056,249,414	$—	$—

Derivative Type

Liabilities(b)

Futures Contracts	$(303,831)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2022. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Statements of Assets and Liabilities	Liabilities
International Tax-Managed Equity	Equity	Variation margin on futures contracts	$(236,246	)(a)
U.S. Tax-Managed Equity	Equity	Variation margin on futures contracts	(303,831	)(a)
Total			$(540,077)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only variation margin as of June 30, 2022 is reported within the Statements of Assets and Liabilities

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

38

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
International Tax-Managed Equity	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(786,243)	$(359,670)
U.S. Tax-Managed Equity	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(2,750,057)	(303,831)
Total			$(3,536,300)	$(663,501)

For the six months ended June 30, 2022, the relevant values for each derivative type were as follows:

Average number of Contracts(1)
Fund	Futures Contracts

International Tax-Managed Equity	147
U.S. Tax-Managed Equity	72

(1)	Amounts disclosed represent average number of contracts for futures contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2022.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2022, contractual and effective net management fees with GSAM were at the following rates:

Fund	Contractual Management Rate						Effective Net Management Rate^
	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
International Tax-Managed Equity	0.85%	0.77%	0.73%	0.72%	0.71%	0.85%	0.85%
U.S. Tax-Managed Equity	0.70	0.63	0.60	0.59	0.58	0.66	0.66

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those

39

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2022, GSAM waived $52 and $3,075 of the International Tax-Managed Equity and U.S. Tax-Managed Equity Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service
Distribution and/or Service Plan	0.25%	0.75%	0.25%

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2022, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
International Tax-Managed Equity	$662	$—
U.S. Tax-Managed Equity	4,177	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

40

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund are 0.014% and 0.044%, respectively. These Other Expense limitations will remain in place through at least April 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended June 30, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Transfer Agency Waivers/Credits	Total Expense Reductions
International Tax-Managed Equity	$52	$256,515	$3,852	$260,419
U.S. Tax-Managed Equity	3,075	591,278	27,007	621,360

G.  Line of Credit Facility — As of June 30, 2022, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2022, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

H.  Other Transactions with Affiliates — For the six months ended June 30, 2022, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund, respectively.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2022:

Fund	Beginning Value as of December 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2022	Shares as of June 30, 2022	Dividend Income
International Tax-Managed Equity	$—	$3,190,280	$(3,190,280)	$—	—	$69
U.S. Tax-Managed Equity	—	120,763,344	(117,082,123)	3,681,221	3,681,221	4,853

41

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of June 30, 2022, the following Goldman Sachs Global Tax-Aware Equity Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Tax-Advantaged Global Equity Portfolio
International Tax-Managed Equity	86%
U.S. Tax-Managed Equity	83%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2022, were as follows:

	Purchases		Sales
Fund	Long Term	In-Kind	Long Term	In-Kind
International Tax-Managed Equity	$888,336,714	$—	$860,613,194	$—
U.S. Tax-Managed Equity	2,598,608,519	—	2,484,978,107	—

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase

42

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

7. SECURITIES LENDING (continued)

replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2022, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended June 30, 2022
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2022
International Tax-Managed Equity	$410	$—	$—
U.S. Tax-Managed Equity	122	8	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended June 30, 2022:

Fund	Beginning Value as of December 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2022
International Tax-Managed Equity	$—	$20,551,555	$(19,935,731)	$615,824
U.S. Tax-Managed Equity	—	11,677,750	(11,677,750)	—

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2021, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	International Tax-Managed Equity	U.S. Tax-Managed Equity
Capital loss carryforwards:
Perpetual Short-term	$(71,024,776)	$—
Total capital loss carryforwards	$(71,024,776)	$—
Timing differences (Qualified Late Year Loss Deferral/Real Estate Investment Trust/Post October Capital Loss Deferral)	$(6,353,388)	$(2,471,659)

43

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

8. TAX INFORMATION (continued)

As of June 30, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	International Tax-Managed Equity	U.S. Tax-Managed Equity
Tax cost	$635,427,423	$1,374,720,838
Gross unrealized gain	77,866,678	704,813,101
Gross unrealized loss	(41,362,217)	(23,284,525)
Net unrealized gain (loss)	$36,504,461	$681,528,576

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign

44

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

9. OTHER RISKS (continued)

custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

45

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Tax-Managed Equity Fund
	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	38,568	$428,198	82,169	$978,215
Reinvestment of distributions	—	—	18,720	222,204
Shares redeemed	(82,600)	(930,571)	(100,557)	(1,205,539)
	(44,032)	(502,373)	332	$(5,120)
Class C Shares
Shares sold	664	7,305	11,059	131,494
Reinvestment of distributions	—	—	1,676	19,506
Shares redeemed	(6,843)	(72,170)	(24,912)	(289,233)
	(6,179)	(64,865)	(12,177)	(138,233)
Institutional Shares
Shares sold	94,556	1,056,060	134,048	1,620,123
Reinvestment of distributions			27,898	331,986
Shares redeemed	(55,557)	(628,336)	(134,055)	(1,614,884)
	38,999	427,724	27,891	337,225
Investor Shares
Shares sold	519,802	5,789,950	112,645	1,380,415
Reinvestment of distributions	—	—	17,347	206,596
Shares redeemed	(93,636)	(1,034,683)	(342,650)	(4,283,493)
	426,166	4,755,267	(212,658)	(2,696,482)
Class R6 Shares
Shares sold	2,056,513	23,887,771	7,411,481	89,650,350
Reinvestment of distributions	—	—	1,821,493	21,530,042
Shares redeemed	(1,347,177)	(15,136,382)	(1,693,155)	(20,462,337)
Shares redeemed in connection with in-kind transactions	—	—	(4,913,386)	(56,160,000)
	709,336	8,751,389	2,626,433	34,558,055
Class P Shares
Shares sold	357,154	3,928,179	580,266	6,939,110
Reinvestment of distributions	—	—	204,748	2,422,168
Shares redeemed	(481,832)	(5,332,592)	(231,168)	(2,788,727)
	(124,678)	(1,404,413)	553,846	6,572,551

NET INCREASE	999,612	$11,962,729	2,983,667	$38,627,996

46

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Tax-Managed Equity Fund
	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	158,902	$5,385,309	561,640	$19,883,314
Reinvestment of distributions	—	—	4,823	175,710
Shares redeemed	(217,441)	(6,978,388)	(184,155)	(6,276,955)
	(58,539)	(1,593,079)	382,308	$13,782,069
Class C Shares
Shares sold	39,792	1,246,051	51,099	1,652,501
Reinvestment of distributions	—	—	—	—
Shares redeemed	(68,702)	(2,130,480)	(140,687)	(4,315,583)
	(28,910)	(884,429)	(89,588)	(2,663,082)
Institutional Shares
Shares sold	635,835	22,132,493	198,502	6,943,237
Reinvestment of distributions	—	—	5,097	190,438
Shares redeemed	(181,941)	(6,210,670)	(349,173)	(12,553,273)
	453,894	15,921,823	(145,574)	(5,419,598)
Service Shares
Shares sold	4,138	136,677	7,861	270,576
Reinvestment of distributions	—	—	5	215
Shares redeemed	(7,305)	(250,337)	(8,075)	(275,024)
	(3,167)	(113,660)	(209)	(4,233)
Investor Shares
Shares sold	28,367	1,012,985	37,510	1,318,026
Reinvestment of distributions	—	—	1,926	71,313
Shares redeemed	(30,568)	(1,028,054)	(36,996)	(1,308,185)
	(2,201)	(15,069)	2,440	81,154
Class R6 Shares
Shares sold	10,658,651	345,275,616	8,763,616	296,622,030
Reinvestment of distributions	—	—	247,212	9,154,253
Shares redeemed	(1,261,376)	(44,154,146)	(1,583,015)	(55,340,703)
Shares redeemed in connection with in-kind transactions	—	—	(3,977,655)	(145,620,000)
	9,397,275	301,121,470	3,450,158	104,815,580
Class P Shares
Shares sold	375,957	12,921,074	791,646	27,401,422
Reinvestment of distributions	—	—	26,006	963,249
Shares redeemed	(504,880)	(17,548,080)	(166,433)	(6,029,305)
	(128,923)	(4,627,006)	651,219	22,335,366

NET INCREASE	9,629,429	$309,810,050	4,250,754	$132,927,256

47

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Tax-Managed Equity Fund and Goldman Sachs U.S. Tax-Managed Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

48

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2022. The information on each Fund’s investment performance was provided for the one-, three-, five-,

49

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the International Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2022. They noted that the U.S. Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period and in the third quartile for the three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

50

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	International Tax-Managed Equity Fund	U.S. Tax-Managed Equity Fund

First $1 billion	0.85%	0.70%

Next $1 billion	0.77	0.63

Next $3 billion	0.73	0.60

Next $3 billion	0.72	0.59

Over $8 billion	0.71	0.58

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fee with respect to certain share classes of each of the Funds. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the U.S. Tax-Managed Equity Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the

51

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2023.

52

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

53

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Funds’ operations are difficult to predict.

54

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Fund Expenses — Six Month Period Ended June 30, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6 or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) contingent deferred sales charges on redemptions (with respect to Class C Shares), (if any); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6 and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	International Tax-Managed Equity Fund				U.S. Tax-Managed Equity Fund
Share Class	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/2022*	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/2022*
Class A
Actual	$1,000.00	$809.91		$5.49	$1,000.00	$773.93		$4.63
Hypothetical 5% return	1,000.00	1,018.72	+	6.13	1,000.00	1,019.58	+	5.27
Class C
Actual	1,000.00	805.49		8.84	1,000.00	772.07		7.92
Hypothetical 5% return	1,000.00	1,015.01	+	9.86	1,000.00	1,015.86	+	9.01
Institutional
Actual	1,000.00	809.49		4.06	1,000.00	773.95		3.17
Hypothetical 5% return	1,000.00	1,020.31	+	4.53	1,000.00	1,021.22	+	3.61
Service
Actual	1,000.00	N/A		N/A	1,000.00	769.81		5.54
Hypothetical 5% return	1,000.00	N/A		N/A	1,000.00	1,018.53	+	6.32
Investor
Actual	1,000.00	807.82		4.37	1,000.00	772.79		3.53
Hypothetical 5% return	1,000.00	1,019.96	+	4.88	1,000.00	1,020.82	+	4.02
Class R6
Actual	1,000.00	809.25		4.01	1,000.00	773.70		3.13
Hypothetical 5% return	1,000.00	1,020.36	+	4.48	1,000.00	1,021.27	+	3.57
Class P
Actual	1,000.00	809.49		4.01	1,000.00	774.01		3.13
Hypothetical 5% return	1,000.00	1,020.36	+	4.48	1,000.00	1,021.26	+	3.57

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class P Shares
International Tax-Managed Equity	1.22%	1.97%	0.90%	N/A	0.97%	0.89%	0.89%

U.S. Tax-Managed Equity	1.05	1.80	0.72	1.26%	0.80	0.71	0.71

55

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.27 trillion in assets under supervision as of June 30, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown are as of June 30, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 287742-OTU-08/2022 TAXADVSAR-22

Goldman Sachs Funds

Semi-Annual Report	June 30, 2022

Tax-Advantaged Equity Funds II
International Equity Dividend and Premium
U.S. Equity Dividend and Premium

Goldman Sachs Tax-Advantaged Equity Funds II

∎	INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

∎	U.S. EQUITY DIVIDEND AND PREMIUM

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Tax-Advantaged Funds II

The following are highlights both of key factors affecting the U.S. and international equity markets and of any key changes made to the Goldman Sachs Tax-Advantaged Funds (the “Funds”) during the six months ended June 30, 2022 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmarks during the Reporting Period. A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended December 31, 2022.

Market and Economic Review

International Equities

•

Representing the developed international equity markets, the MSCI EAFE Index (net) returned -19.57% for the Reporting Period, in line with the U.S. equity market, as represented by the -19.96% return of the S&P 500 Index.

•	During the first quarter of 2022, the MSCI EAFE Index (net) returned -5.91%.

•

International equity prices faced pressures from global concerns around rising inflation, planned interest rate hikes by the U.S. Fed, rising bond yields, valuation concerns, and Russia’s late February invasion of Ukraine.

•

Certain governments around the world took a public stance condemning Russia’s action and imposed various economic sanctions, including removal of Russian financial institutions from bank connectivity network SWIFT, banning transactions with the Russian central bank and halting trading of Russian securities. Such sanctions boosted the price of crude oil in the global markets.

•	Driven by increased market volatility, the Fed signaled a slower than anticipated pace of monetary policy tightening while retaining a cautionary focus on rising inflation.

•	Hopes around the success of diplomatic talks and peaceful negotiations between Russia and Ukraine led to some market recovery toward the end of the quarter.

•

Still, beyond the broader concerns around the geopolitical crisis, the impact on commodity prices reinforced worries about supply-side inflation and a potential stagflation scenario—particularly in Europe. (Stagflation is characterized by slow economic growth and high inflation.) However, the corporate earnings season retained its overall strength.

•

Other macroeconomic uncertainties included those around regulation in China, the status of Chinese shares listed in the U.S., and slowing economic growth in China, all exacerbated by the imposition of lockdowns and manufacturing halts due to a rise in COVID-19 cases, leading, in turn, to further supply-chain issues.

•	During the second quarter of 2022, the MSCI EAFE Index (net) returned -14.51%.

•	All major regions performed roughly in line with each other, as inflationary pressures persisted, and odds of a U.S. recession grew.

•

Supply-chain issues worsened as China initially instituted lockdowns following a surge in COVID-19 cases. However, as the quarter progressed, China began easing its COVID-19-induced restrictions, mitigating the disruption.

•

In the Euro area, the geopolitical crisis of the ongoing war in Ukraine remained on the forefront of concerns, in part due to worries about potential gas shortages due to reduced supply from Russia. This was particularly concerning for countries with high energy dependence, such as Italy, Spain and Germany. Germany triggered an emergency plan in June 2022 that allowed utilities to pass on cost increases to consumers.

1

MARKET REVIEW

•	The Bank of England introduced a 25 basis point interest rate hike in June despite negative economic growth in the country.

•

Japanese equities fell, as the yen significantly weakened against the U.S. dollar, driven by concerns around a U.S. recession, currency markets and monetary policy. Inflation was also a headwind for Japan, with its inflation at the highest since 2008 and its consumer confidence index falling to its lowest level since January 2021.

•

The best performing sector within the MSCI EAFE Index during the Reporting Period was energy, the only sector to post a positive total return for the Reporting Period. The weakest performing sectors were information technology, industrials and consumer discretionary.

•

All of the country constituents of the MSCI EAFE Index posted negative total returns during the Reporting Period. On a relative basis, however, Hong Kong, Portugal, Norway and the U.K. were the best performing countries within the MSCI EAFE Index during the Reporting Period. The weakest performing countries during the Reporting Period were Ireland, Austria, Sweden and the Netherlands.

U.S. Equities

•

Overall, U.S. equities struggled during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a return of -19.96%, its worst showing in the first half of a calendar year since 1970 and erasing nearly all the gains achieved in 2021.

•

Inflationary pressures, shifting U.S. Federal Reserve (“Fed”) policy, COVID-19 pandemic overhangs and ongoing war between Russia and Ukraine were the primary concerns pressuring the U.S. equity markets during the Reporting Period.

•	During the first quarter of 2022, the S&P 500 Index returned -4.95%, marking the first quarterly decline since the first quarter of 2020.

•

Among the major economic and geopolitical developments were the dramatic repricing of the Fed interest rate hike path and accelerated expectations for a more aggressive balance sheet runoff phase due to concerns about elevated and persistent inflation pressures.

•	The hawkish Fed policy shift drove a large increase in bond yields, and U.S. Treasuries suffered one of their worst quarters on record. (Hawkish suggests higher interest rates; opposite of dovish.)

•	COVID-19, and more specifically, the Omicron variants, was still an overhang, with resurgent cases bringing back supply-chain issues and worker shortages.

•	Amid this backdrop, dampened corporate earnings momentum played into the bearish narrative for the U.S. equities markets. (Bearish refers to an expected downward movement in the prices of securities.)

•	Growth equities meaningfully lagged value equities as a potential by-product of anticipated higher interest rates in the near term.

•	During the second quarter of 2022, the S&P 500 Index returned -16.10%.

•	Inflation, the Fed’s policy response and recession worries were at the core of investors’ narratives, resulting in a broad risk-off, or heightened risk aversion, atmosphere.

•	Geopolitical overhang also remained a concern, as it affected energy prices, leading to low consumer sentiment and potentially changing consumer spending trends.

•	On the other hand, equity inflows, buyback strength, insider buying, resilient consumer spending and some hints of cooling in the labor market were seen by the consensus as tailwinds.

•	In late May/early June 2022, it remained unclear whether a rebound seen in the U.S. equity markets from the May 20, 2022 year-to-date lows represented the start of a recovery or a bear-market rally.

2

MARKET REVIEW

•	This question was quickly answered later in the month after the release of a higher than consensus expected May Consumer Price Index report, which sent the S&P 500® Index to new year-to-date lows.

•

Moreover, following a 25 basis point hike in March 2022 and a 50 basis point increase in May 2022, the Fed agreed to a 75 basis point interest rate hike during its June 2022 meeting, wherein Fed Chair Powell asserted the Fed’s unconditional commitment to price stability with a policy response evolving based on incoming data. (A basis point is 1/100th of a percentage point.)

•

At the end of the quarter, investors were looking ahead to the second quarter corporate earnings reporting season with some caution, as input price pressures and consumption trends factored into analyst arguments for downward revisions to earnings estimates.

•

During the Reporting Period overall, all segments of the U.S. equity markets declined, but small-cap stocks were weakest, followed by mid-cap stocks and large-cap stocks. Value stocks meaningfully outperformed growth stocks on a relative basis across the capitalization spectrum during the Reporting Period.

•

Ten of the 11 sectors of the S&P 500 Index declined during the Reporting Period. The best performing sector by far within the S&P 500 Index during the Reporting Period was energy, the only one to produce a positive total return. Still, utilities, consumer staples and health care also produced total returns that notably outpaced the broad S&P 500 Index. The weakest performing sectors during the Reporting Period were consumer discretionary, communication services and information technology.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

Goldman Sachs International Equity Dividend and Premium Fund

•	The Fund outperformed its benchmark, the MSCI EAFE Index (net, USD, unhedged), during the Reporting Period.

•	Security selection contributed positively to the Fund’s relative returns, especially the Fund’s bias toward stocks with higher dividend yields.

•

On a sector level, the Fund was helped most by investments in the industrials sector, followed by the consumer discretionary, financials and energy sectors. There was no sector in which stock selection had a negative impact overall on relative performance.

•

Regarding individual stock holdings, the Fund benefited from overweight positions versus the MSCI EAFE Index in Shell, a U.K.-based oil and gas company, and HSBC Holdings, a British investment bank. An investment in German pharmaceutical and life sciences company Bayer AG, in which the Fund was rather neutrally weighted compared to the MSCI EAFE Index, also bolstered relative returns. These positive results were partially offset by the Fund’s overweights in Nestle, a Swiss nutrition, health and wellness company; ASML Holding, a Netherlands-based manufacturer of photolithography systems used in the manufacturing of semiconductors; and Toyota Motor, a Japanese automaker.

•

The sale of call options on the MSCI EAFE Index added to the Fund’s total return during the Reporting Period. (A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.)

•

When the Fund sells an index call option, it retains the premium it receives from the sale, but the premium may not exceed the difference in the value of the index as call options are exercised. However, during the Reporting Period, the MSCI EAFE Index declined, and thus the Fund’s call writing added to performance.

Goldman Sachs U.S. Equity Dividend and Premium Fund

•	The Fund outperformed its benchmark, the S&P 500 Index (with dividends reinvested), during the Reporting Period.

•	Security selection added most to the Fund’s relative returns, especially the Fund’s bias toward stocks with higher dividend yields.

3

MARKET REVIEW

•

On a sector level, the Fund benefited from its investments in the health care, industrials and communication services sectors. Selection in the consumer discretionary sector detracted minimally from relative performance.

•

In terms of individual stock holdings, the Fund was helped by overweight positions versus the S&P 500 Index in telecommunications company AT&T and energy and utility holding company PPL. An underweight in online payment system PayPal Holdings also bolstered results. These positive results were partially offset by underweights in technology companies Apple, Microsoft and Alphabet, which detracted from relative returns.

•

The sale of call options on the S&P 500 Index contributed positively to the Fund’s total return during the Reporting Period. (A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.)

•

When the Fund sells an index call option, it retains the premium it receives from the sale, but the premium may not exceed the difference in the value of the index as call options are exercised. However, during the Reporting Period, the S&P 500 Index declined, and thus the Fund’s call writing added to performance.

4

FUND BASICS

International Equity Dividend and Premium Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Fund Total Return (based on NAV)[1]	MSCI EAFE Index (net, USD, unhedged)[2]	Bloomberg Global Aggregate Bond Index (gross, USD, unhedged)[3]
Class A	-15.68%	-19.57%	-13.91%
Class C	-16.09	-19.57	-13.91
Institutional	-15.60	-19.57	-13.91
Investor	-15.69	-19.57	-13.91
Class R6	-15.60	-19.57	-13.91
Class P	-15.58	-19.57	-13.91

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI EAFE Index (net, USD, unhedged) is an unmanaged market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an index.

[3]	The Bloomberg Global Aggregate Bond Index (gross, USD, unhedged) represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/22[4]

Holding	% of Net Assets	Line of Business	Country

Nestle SA	3.1%	Food Products	United States
Zurich Insurance Group AG	2.0	Insurance	Switzerland
Shell PLC	1.9	Oil, Gas & Consumable Fuels	Netherlands
ASML Holding NV	1.8	Semiconductors & Semiconductor Equipment	Netherlands
Toyota Motor Corp.	1.8	Automobiles	Japan
LVMH Moet Hennessy Louis Vuitton SE	1.8	Textiles, Apparel & Luxury Goods	France
Novartis AG	1.7	Pharmaceuticals	Switzerland
Novo Nordisk A/S Class B	1.7	Pharmaceuticals	Denmark
National Australia Bank Ltd.	1.6	Banks	Australia
Rio Tinto PLC ADR	1.5	Metals & Mining	Germany

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of June 30, 2022

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s Investment strategies, holdings, and performance.

6

FUND BASICS

U.S. Equity Dividend and Premium Fund

as of June 30, 2022

PERFORMANCE REVIEW

January 1, 2022–June 30, 2022	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]	Bloomberg U.S. Aggregate Bond Index[3]

Class A	-16.67%	-19.96%	-10.35%
Class C	-17.00	-19.96	-10.35
Institutional	-16.58	-19.96	-10.35
Investor	-16.61	-19.96	-10.35
Class R6	-16.53	-19.96	-10.35
Class P	-16.58	-19.96	-10.35

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is an unmanaged composite index of 500 common stock prices. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/22[4]

Holding	% of Net Assets	Line of Business

Apple, Inc.	6.5%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	6.0	Software
Amazon.com, Inc.	2.9	Internet & Direct Marketing Retail
Alphabet, Inc. Class A	2.6	Interactive Media & Services
Tesla, Inc.	1.9	Automobiles
UnitedHealth Group, Inc.	1.7	Health Care Providers & Services
The Home Depot, Inc.	1.5	Specialty Retail
Johnson & Johnson	1.5	Pharmaceuticals
The Procter & Gamble Co.	1.3	Household Products
Chevron Corp.	1.3	Oil, Gas & Consumable Fuels

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of June 30, 2022

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s Investment strategies, holdings, and performance.

8

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 104.2%
Australia – 10.2%
87,768	APA Group (Gas Utilities)	$683,517
462,911	Aurizon Holdings Ltd. (Road & Rail)	1,217,470
52,370	Australia & New Zealand Banking Group Ltd. (Banks)	797,632
47,767	BHP Group Ltd. (Metals & Mining)	1,367,741
36,465	Coles Group Ltd. (Food & Staples Retailing)	448,751
11,774	Commonwealth Bank of Australia (Banks)	735,599
809	CSL Ltd. (Biotechnology)	150,211
127,784	Fortescue Metals Group Ltd. (Metals & Mining)	1,536,571
181,654	Medibank Pvt. Ltd. (Insurance)	408,572
121,850	National Australia Bank Ltd. (Banks)	2,310,622
8,515	Rio Tinto Ltd. (Metals & Mining)	607,450
11,619	Rio Tinto PLC (Metals & Mining)	694,661
34,840	Rio Tinto PLC ADR(a) (Metals & Mining)	2,125,240
9,879	Sonic Healthcare Ltd. (Health Care Providers & Services)	225,175
24,176	Transurban Group (Transportation Infrastructure)	240,534
24,555	Wesfarmers Ltd. (Multiline Retail)	710,229
20,881	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	458,933

		14,718,908

Belgium – 1.1%
16,368	Ageas SA (Insurance)	721,708
57,166	Proximus SADP (Diversified Telecommunication Services)	843,761

		1,565,469

Brazil – 0.3%
11,034	Yara International ASA (Chemicals)	462,335

China – 0.6%
50,600	Budweiser Brewing Co. APAC Ltd.(b) (Beverages)	151,835
40,000	ESR Cayman Ltd.*(b) (Real Estate Management & Development)	108,466
8,877	Prosus NV* (Internet & Direct Marketing Retail)	574,818

		835,119

Denmark – 3.7%
7,006	Ambu A/S Class B (Health Care Equipment & Supplies)	68,456
375	AP Moller – Maersk A/S Class A (Marine)	870,358
430	AP Moller – Maersk A/S Class B (Marine)	1,009,467
6,157	Coloplast A/S Class B (Health Care Equipment & Supplies)	703,497
1	Danske Bank A/S (Banks)	14
21,512	Novo Nordisk A/S Class B (Pharmaceuticals)	2,385,730

Common Stocks – (continued)
Denmark – (continued)
13,235	Vestas Wind Systems A/S (Electrical Equipment)	281,403

		5,318,925

Finland – 2.9%
2,441	Kesko Oyj Class B (Food & Staples Retailing)	57,768
7,102	Kone Oyj Class B (Machinery)	339,441
7,263	Neste Oyj (Oil, Gas & Consumable Fuels)	323,065
184,503	Nordea Bank Abp (Banks)	1,629,811
4,735	Orion Oyj Class B (Pharmaceuticals)	211,913
26,278	Sampo Oyj Class A (Insurance)	1,148,378
3	Stora Enso Oyj Class R (Paper & Forest Products)	48
16,505	Valmet Oyj (Machinery)	406,738

		4,117,162

France – 11.0%
5,647	Airbus SE (Aerospace & Defense)	552,332
8,762	Amundi SA(b) (Capital Markets)	482,410
31,098	BNP Paribas SA (Banks)	1,487,478
21,873	Bouygues SA (Construction & Engineering)	675,077
1,796	Capgemini SE (IT Services)	309,738
152,111	Credit Agricole SA (Banks)	1,402,305
21,499	Danone SA (Food Products)	1,203,991
3,705	Dassault Systemes SE (Software)	137,236
8,725	Edenred (IT Services)	413,309
646	Euroapi Sasu Common Stock* (Pharmaceuticals)	10,191
1,617	Kering SA (Textiles, Apparel & Luxury Goods)	837,973
2,385	L’Oreal SA (Personal Products)	828,085
4,118	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,523,830
4,048	Orange SA (Diversified Telecommunication Services)	47,700
2,445	Pernod Ricard SA (Beverages)	452,019
6,820	Publicis Groupe SA (Media)	335,411
3,760	Safran SA (Aerospace & Defense)	374,366
14,858	Sanofi (Pharmaceuticals)	1,498,370
548	Sartorius Stedim Biotech (Life Sciences Tools & Services)	172,904
24,616	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,295,711
1,533	Unibail-Rodamco-Westfield* (Equity Real Estate Investment Trusts (REITs))	77,938
8,158	Vinci SA (Construction & Engineering)	732,274
1	Vivendi SE (Media)	10

		15,850,658

Germany – 8.1%
1,494	Adidas AG (Textiles, Apparel & Luxury Goods)	265,381
1,665	Allianz SE (Insurance)	319,197

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
24,132	BASF SE (Chemicals)	$1,055,829
7,182	Bayer AG (Pharmaceuticals)	428,883
29,535	Bayerische Motoren Werke AG (Automobiles)	2,181,606
1,503	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	180,705
27,689	Covestro AG(b) (Chemicals)	962,156
11,048	Deutsche Post AG (Air Freight & Logistics)	417,130
893	HelloFresh SE* (Food & Staples Retailing)	29,134
6,529	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	158,821
659	LEG Immobilien SE (Real Estate Management & Development)	54,843
24,481	Mercedes-Benz Group AG (Automobiles)	1,421,815
2	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	473
799	Nemetschek SE (Software)	48,609
2,633	Puma SE (Textiles, Apparel & Luxury Goods)	174,690
13,192	SAP SE (Software)	1,202,456
12,579	Siemens AG (Industrial Conglomerates)	1,293,077
4,920	Siemens Healthineers AG(b) (Health Care Equipment & Supplies)	250,853
337,548	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	973,390
9,614	Vonovia SE (Real Estate Management & Development)	297,462

		11,716,510

Hong Kong – 2.6%
104,400	AIA Group Ltd. (Insurance)	1,140,733
28,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	53,279
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	106
14,596	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	721,863
1,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	57,798
181,487	Link REIT (Equity Real Estate Investment Trusts (REITs))	1,482,996
24,276	Sino Land Co. Ltd. (Real Estate Management & Development)	35,848
500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,920
400	Swire Properties Ltd. (Real Estate Management & Development)	996
24,000	Techtronic Industries Co. Ltd. (Machinery)	250,612

		3,750,151

Common Stocks – (continued)
Ireland – 0.6%
24,567	CRH PLC (Construction Materials)	847,778

Israel – 0.2%
20,126	ICL Group Ltd. (Chemicals)	183,849
1,445	Wix.com Ltd.*(a) (IT Services)	94,720

		278,569

Italy – 1.7%
3,890	Amplifon SpA (Health Care Providers & Services)	119,596
27,996	Coca-Cola HBC AG (Beverages)	623,798
2,914	Davide Campari-Milano NV (Beverages)	30,742
1,438	DiaSorin SpA (Health Care Equipment & Supplies)	189,112
128,207	Enel SpA (Electric Utilities)	703,115
4,925	Eni SpA (Oil, Gas & Consumable Fuels)	58,414
47,270	Mediobanca Banca di Credito Finanziario SpA (Banks)	409,955
2,098	Moncler SpA (Textiles, Apparel & Luxury Goods)	90,394
48,755	Snam SpA (Gas Utilities)	255,787

		2,480,913

Japan – 22.3%
2,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	129,064
14,500	AGC, Inc. (Building Products)	509,496
2,200	Aisin Corp. (Auto Components)	68,092
1,600	Asahi Group Holdings Ltd. (Beverages)	52,617
7,100	Astellas Pharma, Inc. (Pharmaceuticals)	110,772
1,600	Bandai Namco Holdings, Inc. (Leisure Products)	112,949
5,700	Benefit One, Inc. (Professional Services)	77,222
28,200	Bridgestone Corp. (Auto Components)	1,028,154
22,100	Canon, Inc. (Technology Hardware, Storage & Peripherals)	500,816
11,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	296,734
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	27,743
20,500	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	521,366
1,200	Daikin Industries Ltd. (Building Products)	192,671
2,400	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	207,615
132,700	Daiwa Securities Group, Inc. (Capital Markets)	594,181
2,900	Denso Corp. (Auto Components)	153,069
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	356,943
6,400	Eisai Co. Ltd. (Pharmaceuticals)	270,593
4,000	FANUC Corp. (Machinery)	626,957
2,600	Fuji Electric Co. Ltd. (Electrical Equipment)	107,494
1,300	Hikari Tsushin, Inc. (Specialty Retail)	133,642

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,400	Hino Motors Ltd. (Machinery)	$38,092
1,916	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	254,409
1,400	Hitachi Ltd. (Industrial Conglomerates)	66,598
1,200	Honda Motor Co. Ltd. (Automobiles)	28,933
3,100	Hoya Corp. (Health Care Equipment & Supplies)	265,307
6,800	Iida Group Holdings Co. Ltd. (Household Durables)	104,396
7,700	Isuzu Motors Ltd. (Automobiles)	85,173
39,600	ITOCHU Corp. (Trading Companies & Distributors)	1,068,327
2,000	Japan Exchange Group, Inc. (Capital Markets)	28,989
16,700	Japan Post Insurance Co. Ltd. (Insurance)	267,279
21,900	Japan Tobacco, Inc. (Tobacco)	379,500
6,400	JSR Corp. (Chemicals)	166,311
12,400	Kajima Corp. (Construction & Engineering)	142,186
9,300	Kakaku.com, Inc. (Interactive Media & Services)	154,464
1,700	Kao Corp. (Personal Products)	68,934
600	Keyence Corp. (Electronic Equipment, Instruments & Components)	205,763
900	Kikkoman Corp. (Food Products)	47,895
1,800	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	56,001
38,100	Kirin Holdings Co. Ltd. (Beverages)	601,867
12,500	Komatsu Ltd. (Machinery)	278,339
1,700	Kose Corp. (Personal Products)	154,931
1,100	Lawson, Inc. (Food & Staples Retailing)	36,609
30,600	Lixil Corp. (Building Products)	575,144
8,100	M3, Inc. (Health Care Technology)	233,158
2,100	Makita Corp. (Machinery)	52,052
52,200	Marubeni Corp. (Trading Companies & Distributors)	468,317
1,900	Mercari, Inc.* (Internet & Direct Marketing Retail)	27,712
33,800	Mitsubishi Corp. (Trading Companies & Distributors)	1,006,604
23,400	Mitsubishi Electric Corp. (Electrical Equipment)	251,530
49,600	Mitsubishi HC Capital, Inc. (Diversified Financial Services)	228,923
162,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	868,313
12,100	Mitsui & Co. Ltd. (Trading Companies & Distributors)	265,892
12,500	Mitsui OSK Lines Ltd. (Marine)	287,557
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	420,088
8,800	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	478,960
400	Nidec Corp. (Electrical Equipment)	24,787

Common Stocks – (continued)
Japan – (continued)
1,500	Nintendo Co. Ltd. (Entertainment)	645,084
2,700	Nippon Express Holdings, Inc. (Road & Rail)	147,077
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	7,482
38	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	93,593
1	Nippon Steel Corp. (Metals & Mining)	14
8,200	Nippon Yusen KK (Marine)	562,232
5,000	Nisshin Seifun Group, Inc. (Food Products)	58,515
4,200	Nitto Denko Corp. (Chemicals)	271,650
51,900	Nomura Holdings, Inc. (Capital Markets)	188,558
14,700	Nomura Research Institute Ltd. (IT Services)	394,497
2,200	Obic Co. Ltd. (IT Services)	312,853
300	Odakyu Electric Railway Co. Ltd. (Road & Rail)	4,048
5,100	Olympus Corp. (Health Care Equipment & Supplies)	103,352
1,700	Omron Corp. (Electronic Equipment, Instruments & Components)	86,524
5,400	Otsuka Corp. (IT Services)	160,709
45,300	Panasonic Corp. (Household Durables)	365,761
13,200	Pola Orbis Holdings, Inc. (Personal Products)	163,388
17,600	Recruit Holdings Co. Ltd. (Professional Services)	518,328
66,300	Resona Holdings, Inc. (Banks)	247,996
1,000	Ryohin Keikaku Co. Ltd. (Multiline Retail)	9,796
17,100	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	241,913
2,400	Sekisui House Ltd. (Household Durables)	42,133
5,000	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	158,478
3,900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	438,403
300	Shiseido Co. Ltd. (Personal Products)	12,092
140,000	SoftBank Corp. (Wireless Telecommunication Services)	1,554,354
3,900	SoftBank Group Corp. (Wireless Telecommunication Services)	151,158
900	Sompo Holdings, Inc. (Insurance)	39,751
7,500	Sony Group Corp. (Household Durables)	611,676
3,700	Subaru Corp. (Automobiles)	65,447
11,800	Sumitomo Corp. (Trading Companies & Distributors)	160,403
6,900	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	213,930
46,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,385,189
300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	9,272

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,700	Sysmex Corp. (Health Care Equipment & Supplies)	$162,920
38,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,072,974
3,000	TDK Corp. (Electronic Equipment, Instruments & Components)	92,755
33,100	The Kansai Electric Power Co., Inc. (Electric Utilities)	327,643
1,600	Tokio Marine Holdings, Inc. (Insurance)	93,299
3,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,142,376
300	Tokyo Gas Co. Ltd. (Gas Utilities)	6,217
3,900	TOTO Ltd. (Building Products)	129,134
165,600	Toyota Motor Corp. (Automobiles)	2,555,093
2,500	Toyota Tsusho Corp. (Trading Companies & Distributors)	81,507
57,500	USS Co. Ltd. (Specialty Retail)	996,594
3,000	Yamaha Corp. (Leisure Products)	123,675
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	3,201
900	Yaskawa Electric Corp. (Machinery)	29,068
3,900	ZOZO, Inc. (Internet & Direct Marketing Retail)	70,561

		32,080,203

Macau – 0.3%
37,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	221,651
77,600	Sands China Ltd.* (Hotels, Restaurants & Leisure)	186,682

		408,333

Netherlands – 5.2%
466	Adyen NV*(b) (IT Services)	672,500
1	Akzo Nobel NV (Chemicals)	65
555	Argenx SE* (Biotechnology)	209,209
600	ASM International NV (Semiconductors & Semiconductor Equipment)	149,284
5,588	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,639,983
4,999	Heineken NV (Beverages)	455,017
2,547	Just Eat Takeaway.com NV*(b) (Internet & Direct Marketing Retail)	40,022
4,249	NN Group NV (Insurance)	192,449
3,570	Randstad NV (Professional Services)	172,540
103,576	Shell PLC (Oil, Gas & Consumable Fuels)	2,696,981
14,656	Universal Music Group NV (Entertainment)	293,648

		7,521,698

New Zealand – 1.1%
9,788	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	121,936

Common Stocks – (continued)
New Zealand – (continued)
72,733	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	212,246
431,573	Spark New Zealand Ltd. (Diversified Telecommunication Services)	1,291,588

		1,625,770

Norway – 0.5%
12,697	DNB Bank ASA (Banks)	229,861
58	Gjensidige Forsikring ASA (Insurance)	1,181
18,513	Norsk Hydro ASA (Metals & Mining)	104,622
9,166	Orkla ASA (Food Products)	73,426
27,368	Telenor ASA (Diversified Telecommunication Services)	365,724

		774,814

Portugal – 0.3%
14,664	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	171,583
9,319	Jeronimo Martins SGPS SA (Food & Staples Retailing)	202,021

		373,604

Russia(c) – 0.0%
74,513	Evraz PLC (Metals & Mining)	—

Singapore – 1.4%
238	CDL Hospitality Trusts (Equity Real Estate Investment Trusts (REITs))	218
1,500	City Developments Ltd. (Real Estate Management & Development)	8,810
36,746	DBS Group Holdings Ltd. (Banks)	786,269
5,200	Keppel Corp. Ltd. (Industrial Conglomerates)	24,292
2,866	Sea Ltd. ADR*(a) (Entertainment)	191,621
17,600	Singapore Exchange Ltd. (Capital Markets)	119,907
208,400	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	613,491
121,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	221,320

		1,965,928

South Africa – 0.0%
997	Anglo American PLC (Metals & Mining)	35,641

		35,641

South Korea*(b) – 0.2%
8,465	Delivery Hero SE (Internet & Direct Marketing Retail)	319,349

Spain – 2.8%
205	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	4,996

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
169	Amadeus IT Group SA* (IT Services)	$9,463
46,749	Enagas SA (Gas Utilities)	1,033,926
98,111	Endesa SA (Electric Utilities)	1,856,006
30,922	Ferrovial SA (Construction & Engineering)	786,772
4,443	Naturgy Energy Group SA (Gas Utilities)	128,383
6,715	Red Electrica Corp. SA (Electric Utilities)	127,112
2,879	Siemens Gamesa Renewable Energy SA* (Electrical Equipment)	54,282

		4,000,940

Sweden – 2.0%
17,280	Atlas Copco AB Class A (Machinery)	161,742
45,108	Atlas Copco AB Class B (Machinery)	377,956
28,324	Electrolux AB Class B (Household Durables)	382,568
6,784	EQT AB (Capital Markets)	139,432
2,714	Lundin Energy AB (Oil, Gas & Consumable Fuels)	1,845
2,714	Lundin Energy Mergerco AB (Diversified Financial Services)	110,449
43,039	Nibe Industrier AB Class B (Building Products)	324,438
74,470	Skandinaviska Enskilda Banken AB Class A (Banks)	733,666
1	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	8
160,202	Telia Co. AB (Diversified Telecommunication Services)	614,872
4,781	Volvo AB Class B (Machinery)	74,389

		2,921,365

Switzerland – 8.1%
15,419	Adecco Group AG (Professional Services)	525,554
1,194	Bachem Holding AG (Life Sciences Tools & Services)	83,222
501	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	53,889
68,110	Clariant AG (Chemicals)	1,298,740
313	Geberit AG (Building Products)	150,585
12,034	Holcim Ltd. (Construction Materials)	516,133
28,173	Novartis AG (Pharmaceuticals)	2,388,523
672	Partners Group Holding AG (Capital Markets)	606,881
5,781	Roche Holding AG (Pharmaceuticals)	1,932,587
164	SGS SA (Professional Services)	376,163
918	Sonova Holding AG (Health Care Equipment & Supplies)	293,376
2,490	Straumann Holding AG (Health Care Equipment & Supplies)	299,960
907	VAT Group AG(b) (Machinery)	216,915
6,693	Zurich Insurance Group AG (Insurance)	2,918,639

		11,661,167

Common Stocks – (continued)
United Kingdom – 11.9%
1,429	Ashtead Group PLC (Trading Companies & Distributors)	60,116
24,776	AstraZeneca PLC ADR(a) (Pharmaceuticals)	1,636,950
340,902	Aviva PLC (Insurance)	1,669,828
103,363	BAE Systems PLC (Aerospace & Defense)	1,046,446
35,015	Barclays PLC (Banks)	65,477
5,642	Berkeley Group Holdings PLC (Household Durables)	256,511
16,560	BP PLC ADR(a) (Oil, Gas & Consumable Fuels)	469,476
18,061	British American Tobacco PLC (Tobacco)	774,171
6,250	Coca-Cola Europacific Partners PLC(a) (Beverages)	322,563
13,945	Diageo PLC (Beverages)	602,322
7,315	Experian PLC (Professional Services)	214,774
240,798	HSBC Holdings PLC (Banks)	1,573,018
29,201	Imperial Brands PLC (Tobacco)	653,744
133,695	M&G PLC (Diversified Financial Services)	316,953
43,746	National Grid PLC (Multi-Utilities)	562,177
64,199	Persimmon PLC (Household Durables)	1,460,649
43,583	Phoenix Group Holdings PLC (Insurance)	313,996
1,916	Reckitt Benckiser Group PLC (Household Products)	144,107
17,073	RELX PLC (Professional Services)	463,555
104,340	Rolls-Royce Holdings PLC* (Aerospace & Defense)	106,183
22,706	Segro PLC (Equity Real Estate Investment Trusts (REITs))	271,059
44,462	SSE PLC (Electric Utilities)	877,472
9,344	St. James’s Place PLC (Capital Markets)	125,727
17,470	Unilever PLC(a) (Personal Products)	793,493
20,386	Unilever PLC ADR (Personal Products)	934,290
92,607	Vodafone Group PLC ADR(a) (Wireless Telecommunication Services)	1,442,817

		17,157,874

United States – 5.1%
446	CyberArk Software Ltd.* (Software)	57,070
40,622	GlaxoSmithKline PLC ADR(a) (Pharmaceuticals)	1,768,275
37,662	Nestle SA (Food Products)	4,401,659
7,531	Schneider Electric SE (Electrical Equipment)	897,360
23,089	Sinch AB*(b) (Software)	75,419
4,973	Tenaris SA (Energy Equipment & Services)	63,874

		7,263,657

TOTAL COMMON STOCKS
(Cost $145,092,618)		$150,052,840

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – 0.2%
Germany – 0.2%
Sartorius AG (Health Care Equipment & Supplies)
1,081	0.000%	$379,397

TOTAL INVESTMENTS – 104.4%
(Cost $145,421,294)		$150,432,237

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.4)%		(6,400,754)

NET ASSETS – 100.0%		$144,031,483

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
BP	—British Pound Offered Rate
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Allocation as of June 30, 2022
Sector Name	% of Total Market Value
Financials	19.5
Industrials	16.0
Health Care	13.0
Consumer Discretionary	12.7
Consumer Staples	10.2
Materials	9.0
Information Technology	7.3
Communication Services	6.3
Utilities	4.7
Energy	3.8
Real Estate	1.9

TOTAL INVESTMENTS	104.4

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro Stoxx 50 Index	23	09/16/22	$791,430	$(14,133)
FTSE 100 Index	3	09/16/22	213,630	(1,557)
Hang Seng Index	1	07/28/22	1,087,200	(1,462)
MSCI Singapore Index	1	07/28/22	28,055	(846)
SPI 200 Index	1	09/15/22	161,525	(2,780)
Topix Index	3	09/08/22	56,115,000	(12,942)

TOTAL FUTURES CONTRACTS				$(33,720)

WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
Euro Stoxx 50 Index	3,500.000	09/16/2022	(643)	(225,050,000)	$(899,565)	$(1,047,457)	$147,892
FTSE 100 Index	7,100.000	09/16/2022	(89)	(63,190,000)	(315,269)	(287,558)	(27,711)
Nikkei 225 Index	28,500.000	09/09/2022	(64)	(182,400,000)	(101,415)	(371,146)	269,731

TOTAL			(796)		$(1,316,249)	$(1,706,161)	$389,912

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 2.1%
53,634	Lockheed Martin Corp.	$23,060,475
265,130	Raytheon Technologies Corp.	25,481,644
49,400	The Boeing Co.*	6,753,968

		55,296,087

Air Freight & Logistics – 0.9%
124,398	United Parcel Service, Inc. Class B	22,707,611

Auto Components – 0.1%
12,900	Lear Corp.	1,623,981
1,100	QuantumScape Corp.*	9,449

		1,633,430

Automobiles* – 1.9%
72,074	Tesla, Inc.	48,536,073

Banks – 4.3%
440,579	Bank of America Corp.	13,715,224
7,300	First Hawaiian, Inc.	165,783
62,000	First Horizon Corp.	1,355,320
127,200	FNB Corp.	1,381,392
1,244,300	Huntington Bancshares, Inc.	14,968,929
269,929	JPMorgan Chase & Co.(a)	30,396,705
104,900	The PNC Financial Services Group, Inc.	16,550,073
413,400	Truist Financial Corp.	19,607,562
135,800	U.S. Bancorp	6,249,516
412,300	Umpqua Holdings Corp.	6,914,271
8,800	Webster Financial Corp.	370,920

		111,675,695

Beverages – 2.1%
28,500	Keurig Dr Pepper, Inc.	1,008,615
151,782	PepsiCo, Inc.	25,295,988
465,600	The Coca-Cola Co.(a)	29,290,896

		55,595,499

Biotechnology – 2.6%
205,186	AbbVie, Inc.(a)	31,426,288
57,402	Amgen, Inc.	13,965,907
2,500	BioMarin Pharmaceutical, Inc.*	207,175
8,300	Exact Sciences Corp.*	326,937
233,194	Gilead Sciences, Inc.	14,413,721
33,285	Moderna, Inc.*	4,754,762
1,200	Natera, Inc.*	42,528
5,400	Novavax, Inc.*	277,722
5,400	Sarepta Therapeutics, Inc.*	404,784
5,800	Seagen, Inc.*	1,026,252

		66,846,076

Capital Markets – 2.9%
150,600	Ares Management Corp. Class A	8,563,116
20,700	BlackRock, Inc.	12,607,128
307,800	Franklin Resources, Inc.	7,174,818
196,600	Janus Henderson Group PLC	4,622,066
53,600	Jefferies Financial Group, Inc.	1,480,432
324,064	Morgan Stanley	24,648,308

Common Stocks – (continued)
Capital Markets – (continued)
74,800	State Street Corp.	4,611,420
66,700	T. Rowe Price Group, Inc.	7,577,787
75,300	The Carlyle Group, Inc.	2,383,998
72,300	Virtu Financial, Inc. Class A	1,692,543

		75,361,616

Chemicals – 1.3%
49,526	Air Products & Chemicals, Inc.	11,910,013
3	Dow, Inc.	155
36,600	Element Solutions, Inc.	651,480
228,100	Huntsman Corp.	6,466,635
50,478	Linde PLC	14,513,939
16,300	The Chemours Co.	521,926

		34,064,148

Communications Equipment – 0.8%
383,748	Cisco Systems, Inc.(a)	16,363,015
163,300	Juniper Networks, Inc.	4,654,050

		21,017,065

Construction & Engineering – 0.0%
36,900	MDU Resources Group, Inc.	995,931

Consumer Finance – 0.5%
145,802	Ally Financial, Inc.	4,885,825
47,649	American Express Co.	6,605,104
12,400	OneMain Holdings, Inc.	463,512

		11,954,441

Containers & Packaging – 0.8%
252,799	International Paper Co.	10,574,582
61,500	Packaging Corp. of America	8,456,250
42,900	Sonoco Products Co.	2,447,016

		21,477,848

Diversified Consumer Services – 0.3%
5,500	Bright Horizons Family Solutions, Inc.*	464,860
148,300	H&R Block, Inc.	5,237,956
71,383	Mister Car Wash, Inc.*	776,647
6,100	Service Corp. International	421,632

		6,901,095

Diversified Financial Services – 1.3%
160,000	Apollo Global Management, Inc.	7,756,800
82,126	Berkshire Hathaway, Inc. Class B*	22,422,041
195,100	Equitable Holdings, Inc.	5,086,257

		35,265,098

Diversified Telecommunication Services(a) – 2.2%
1,370,228	AT&T, Inc.	28,719,979
592,002	Verizon Communications, Inc.	30,044,101

		58,764,080

Electric Utilities – 2.5%
1,400	Avangrid, Inc.	64,568
214,000	Duke Energy Corp.	22,942,940

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
218,800	OGE Energy Corp.	$8,436,928
283,101	PPL Corp.	7,680,530
357,001	The Southern Co.	25,457,741

		64,582,707

Electrical Equipment – 0.8%
83,662	Eaton Corp. PLC	10,540,575
84,661	Emerson Electric Co.	6,733,936
11,122	Hubbell, Inc.	1,986,167
2,143	nVent Electric PLC	67,140
23,800	Plug Power, Inc.*	394,366
23,100	Sunrun, Inc.*	539,616

		20,261,800

Electronic Equipment, Instruments & Components – 0.4%
31,900	Avnet, Inc.	1,367,872
156,400	Corning, Inc.	4,928,164
109,430	National Instruments Corp.	3,417,499

		9,713,535

Entertainment* – 0.5%
33,690	Netflix, Inc.	5,891,370
5,428	Roku, Inc.	445,856
95,800	Skillz, Inc.	118,792
76,926	The Walt Disney Co.	7,261,815

		13,717,833

Equity Real Estate Investment Trusts (REITs) – 2.6%
3,300	American Campus Communities, Inc.	212,751
129,991	American Homes 4 Rent Class A	4,606,881
46,000	Apartment Income REIT Corp.	1,913,600
59,187	Camden Property Trust	7,959,468
38,400	Crown Castle International Corp.	6,465,792
17,100	CubeSmart	730,512
16,500	Equinix, Inc.	10,840,830
19,400	Equity LifeStyle Properties, Inc.	1,367,118
1,800	First Industrial Realty Trust, Inc.	85,464
6,800	Healthcare Trust of America, Inc. Class A	189,788
125,900	Invitation Homes, Inc.	4,479,522
2,600	Kilroy Realty Corp.	136,058
1,800	Lamar Advertising Co. Class A	158,346
1,500	Life Storage, Inc.	167,490
5	Omega Healthcare Investors, Inc.	141
17,900	Public Storage	5,596,793
1	Realty Income Corp.	68
82,100	Rexford Industrial Realty, Inc.	4,728,139
36,600	SBA Communications Corp. Class A	11,713,830
40,193	Sun Communities, Inc.	6,405,157
19,800	VICI Properties, Inc.	589,842

		68,347,590

Food & Staples Retailing – 1.3%
23,300	Costco Wholesale Corp.	11,167,224
273,900	Walgreens Boots Alliance, Inc.	10,380,810
107,741	Walmart, Inc.	13,099,151

		34,647,185

Common Stocks – (continued)
Food Products – 0.5%
5,900	Bunge Ltd.	535,071
78,000	Flowers Foods, Inc.	2,052,960
3,200	Ingredion, Inc.	282,112
268,400	The Kraft Heinz Co.	10,236,776

		13,106,919

Gas Utilities – 0.0%
3,900	National Fuel Gas Co.	257,595

Health Care Equipment & Supplies – 2.5%
153,042	Abbott Laboratories	16,628,013
13,400	Align Technology, Inc.*	3,171,378
53,792	DexCom, Inc.*	4,009,118
11,300	Insulet Corp.*	2,462,722
32,170	Intuitive Surgical, Inc.*	6,456,841
263,153	Medtronic PLC	23,617,982
800	Novocure Ltd.*	55,600
2,341	Penumbra, Inc.*	291,501
47,640	Stryker Corp.	9,477,025
4,988	Tandem Diabetes Care, Inc.*	295,240

		66,465,420

Health Care Providers & Services – 2.7%
190,600	Cardinal Health, Inc.	9,962,662
26,300	Cigna Corp.	6,930,576
119,478	CVS Health Corp.	11,070,831
2,200	Guardant Health, Inc.*	88,748
1,900	Oak Street Health, Inc.*	31,236
84,177	UnitedHealth Group, Inc.(a)	43,235,833

		71,319,886

Health Care Technology* – 0.0%
15,600	Teladoc Health, Inc.	518,076

Hotels, Restaurants & Leisure – 0.8%
11,871	Aramark	363,609
3,300	Booking Holdings, Inc.*	5,771,667
3,627	Choice Hotels International, Inc.	404,882
11,719	Hyatt Hotels Corp. Class A*	866,151
15,465	Planet Fitness, Inc. Class A*	1,051,775
26,900	Six Flags Entertainment Corp.*	583,730
93,400	Starbucks Corp.	7,134,826
68,700	Travel + Leisure Co.	2,666,934
14,043	Wyndham Hotels & Resorts, Inc.	922,906

		19,766,480

Household Durables – 0.5%
74,700	Garmin Ltd.	7,339,275
10,527	Lennar Corp. Class B	618,040
20,120	Toll Brothers, Inc.	897,352
27,900	Whirlpool Corp.	4,320,873

		13,175,540

Household Products – 1.9%
101,498	Kimberly-Clark Corp.	13,717,455
12,800	Reynolds Consumer Products, Inc.	349,056
245,198	The Procter & Gamble Co.	35,257,020

		49,323,531

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 0.7%
142,868	3M Co.	$18,488,548

Insurance – 2.3%
1,600	Axis Capital Holdings Ltd.	91,344
21,400	CNA Financial Corp.	960,860
1,800	Erie Indemnity Co. Class A	345,942
219,600	Fidelity National Financial, Inc.	8,116,416
42,800	First American Financial Corp.	2,264,976
232,499	Mercury General Corp.	10,299,706
556,706	Old Republic International Corp.	12,447,946
232,600	Prudential Financial, Inc.	22,255,168
91,200	Unum Group	3,102,624

		59,884,982

Interactive Media & Services* – 4.8%
31,229	Alphabet, Inc. Class A	68,056,110
12,466	Alphabet, Inc. Class C(a)	27,268,752
1	Match Group, Inc.	70
179,894	Meta Platforms, Inc. Class A	29,007,907
66,700	Snap, Inc. Class A	875,771
4,600	ZoomInfo Technologies, Inc.	152,904

		125,361,514

Internet & Direct Marketing Retail* – 3.0%
725,080	Amazon.com, Inc.	77,010,747
1,218	MercadoLibre, Inc.	775,707

		77,786,454

IT Services – 5.3%
47,800	Accenture PLC Class A	13,271,670
2,500	Affirm Holdings, Inc.*	45,150
27,608	Automatic Data Processing, Inc.	5,798,784
14,110	Block, Inc.*	867,201
34,600	Cloudflare, Inc. Class A*	1,513,750
200	Globant SA*	34,800
209,801	International Business Machines Corp.	29,621,803
3	Kyndryl Holdings, Inc.*	29
67,655	Mastercard, Inc. Class A	21,343,799
8,422	MongoDB, Inc.*	2,185,509
8,827	Okta, Inc.*	797,961
132,900	Paychex, Inc.	15,133,323
59,391	PayPal Holdings, Inc.*	4,147,867
12,700	Sabre Corp.*	74,041
13,000	Snowflake, Inc. Class A*	1,807,780
883,299	The Western Union Co.	14,547,935
14,800	Twilio, Inc. Class A*	1,240,388
135,447	Visa, Inc. Class A	26,668,160

		139,099,950

Leisure Products – 0.0%
11,100	Brunswick Corp.	725,718

Life Sciences Tools & Services – 1.5%
4,600	10X Genomics, Inc. Class A*	208,150
35,700	Adaptive Biotechnologies Corp.*	288,813
3,800	Azenta, Inc.	273,980
800	Bruker Corp.	50,208

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
66,367	Danaher Corp.	$16,825,362
7,300	Maravai LifeSciences Holdings, Inc. Class A*	207,393
24,300	Repligen Corp.*	3,946,320
32,589	Thermo Fisher Scientific, Inc.	17,704,952

		39,505,178

Machinery – 1.0%
79,287	Caterpillar, Inc.	14,173,344
70,150	Illinois Tool Works, Inc.	12,784,838

		26,958,182

Media – 1.1%
299,819	Comcast Corp. Class A	11,764,898
146,200	Omnicom Group, Inc.	9,299,782
309,701	The Interpublic Group of Cos., Inc.	8,526,068

		29,590,748

Metals & Mining – 0.8%
4,100	Alcoa Corp.	186,878
64,300	Newmont Corp.	3,836,781
322,400	Southern Copper Corp.	16,058,744
1,400	Steel Dynamics, Inc.	92,610

		20,175,013

Multi-Utilities – 1.1%
164,100	Consolidated Edison, Inc.	15,605,910
87,997	Dominion Energy, Inc.	7,023,041
104,500	Public Service Enterprise Group, Inc.	6,612,760

		29,241,711

Oil, Gas & Consumable Fuels – 3.5%
237,098	Chevron Corp.	34,327,048
111,000	ConocoPhillips	9,968,910
47,177	EOG Resources, Inc.	5,210,228
395,119	Exxon Mobil Corp.(a)	33,837,991
71,600	Occidental Petroleum Corp.	4,215,808
18,300	Pioneer Natural Resources Co.	4,082,364

		91,642,349

Paper & Forest Products – 0.0%
7	Sylvamo Corp.	229

Pharmaceuticals – 5.6%
279,101	Bristol-Myers Squibb Co.	21,490,777
64,878	Eli Lilly & Co.	21,035,394
214,934	Johnson & Johnson	38,152,934
355,653	Merck & Co., Inc.	32,424,884
7	Organon & Co	236
653,399	Pfizer, Inc.	34,257,710
5	Viatris, Inc.	52

		147,361,987

Professional Services – 0.1%
7,100	Booz Allen Hamilton Holding Corp.	641,556
24,300	ManpowerGroup, Inc.	1,856,763
886	TransUnion	70,871

		2,569,190

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development* – 0.0%
1,475	Zillow Group, Inc. Class A	$46,920

Road & Rail – 1.3%
39,546	Norfolk Southern Corp.	8,988,410
28,200	Ryder System, Inc.	2,003,892
107,562	Union Pacific Corp.	22,940,824

		33,933,126

Semiconductors & Semiconductor Equipment – 5.7%
158,396	Advanced Micro Devices, Inc.*	12,112,542
84,300	Analog Devices, Inc.	12,315,387
45,190	Broadcom, Inc.	21,953,754
409,909	Intel Corp.	15,334,696
12,100	KLA Corp.	3,860,868
25,953	Lam Research Corp.	11,059,871
36,501	Marvell Technology, Inc.	1,588,888
212,600	NVIDIA Corp.	32,228,034
119,497	QUALCOMM, Inc.	15,264,547
151,650	Texas Instruments, Inc.(a)	23,301,022

		149,019,609

Software – 8.2%
8,500	Asana, Inc. Class A*	149,430
6,500	Atlassian Corp. PLC Class A*	1,218,100
7,300	Avalara, Inc.*	515,380
8,300	Bill.com Holdings, Inc.*	912,502
9,000	Coupa Software, Inc.*	513,900
18,100	Crowdstrike Holdings, Inc. Class A*	3,050,936
24,800	Datadog, Inc. Class A*	2,361,952
22,268	DocuSign, Inc.*	1,277,738
18,400	Dynatrace, Inc.*	725,696
11,700	HubSpot, Inc.*	3,517,605
32,200	Intuit, Inc.	12,411,168
608,833	Microsoft Corp.(a)	156,366,579
37,000	Palantir Technologies, Inc. Class A*	335,590
1,600	RingCentral, Inc. Class A*	83,616
76,435	salesforce.com, Inc.*	12,614,833
27,762	ServiceNow, Inc.*	13,201,386
10,100	Smartsheet, Inc. Class A*	317,443
39,500	The Trade Desk, Inc. Class A*	1,654,655
14,300	Unity Software, Inc.*	526,526
18,100	Zscaler, Inc.*	2,706,131

		214,461,166

Specialty Retail – 2.4%
43,100	Dick’s Sporting Goods, Inc.	3,248,447
1,700	Floor & Decor Holdings, Inc. Class A*	107,032
200	Lithia Motors, Inc.	54,962
75,999	Lowe’s Cos., Inc.	13,274,745
12,300	Penske Automotive Group, Inc.	1,287,687
140,876	The Home Depot, Inc.	38,638,061
78,500	The TJX Cos., Inc.	4,384,225
22,000	Williams-Sonoma, Inc.	2,440,900

		63,436,059

Technology Hardware, Storage & Peripherals – 7.0%
1,239,556	Apple, Inc.(a)	169,472,096
51,500	Dell Technologies, Inc. Class C	2,379,815

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
88,100	NetApp, Inc.	5,747,644
68,800	Seagate Technology Holdings PLC	4,915,072

		182,514,627

Textiles, Apparel & Luxury Goods – 0.5%
2,433	Capri Holdings Ltd.*	99,777
3	Kontoor Brands, Inc.	100
637	Lululemon Athletica, Inc.*	173,653
130,200	NIKE, Inc. Class B	13,306,440

		13,579,970

Tobacco – 0.8%
184,400	Altria Group, Inc.	7,702,388
132,454	Philip Morris International, Inc.	13,078,508

		20,780,896

Trading Companies & Distributors – 0.8%
130,798	Fastenal Co.	6,529,436
93,900	MSC Industrial Direct Co., Inc. Class A	7,052,829
27,699	Watsco, Inc.	6,615,075

		20,197,340

TOTAL COMMON STOCKS
(Cost $2,155,806,378)		$2,579,657,356

Shares	Dividend Rate	Value

Investment Company(b) – 0.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
14,929,141	1.367%	$14,929,141
(Cost $14,929,141)

TOTAL INVESTMENTS – 99.2%
(Cost $2,170,735,519)		$2,594,586,497

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		19,996,993

NET ASSETS – 100.0%		$2,614,583,490

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	79	09/16/22	$14,968,525	$(437,020)

WRITTEN OPTIONS CONTRACTS — At June 30, 2022, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
S&P 500 Index	$4,240.000	08/31/2022	(631)	$(267,544,000)	$(918,105)	$(8,643,438)	$7,725,333
S&P 500 Index	3,860.000	09/30/2022	(621)	(239,706,000)	(9,283,950)	(9,127,458)	(156,492)

Total written option contracts			(1,252)		$(10,202,055)	$(17,770,896)	$7,568,841

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund
Assets:
Investments in unaffiliated issuers, at value (cost $2,155,806,378 and $145,421,294, respectively)	$150,432,237	$2,579,657,356
Investments in affiliated issuers, at value (cost $14,929,141 and $0, respectively)	—	14,929,141
Cash	—	4,082,493
Foreign currencies, at value (cost $0 and $319,863, respectively)	309,808	—
Variation margin on futures contracts	1,832	—
Receivables:
Fund shares sold	270,158	18,067,300
Investments sold	—	9,127,458
Dividends and interest	1,502,116	2,682,631
Reimbursement from investment adviser	36,641	47,557
Due from broker	111,889	16,788
Collateral on futures contracts(a)	371,233	—
Foreign tax reclaims	1,675,162	—
Other assets	37,868	83,850
Total assets	154,748,944	2,628,694,574

Liabilities:
Due to custodian (overdraft)	1,175,232	—
Variation margin on futures contracts	—	142,174
Written option contracts, at value (premium received $17,770,896 and $1,706,161, respectively)	1,316,249	10,202,055
Payables:
Fund shares redeemed	7,835,029	1,639,171
Management fees	105,692	1,446,779
Distribution and Service fees and Transfer Agency fees	4,854	226,576
Investments purchased	—	17,250
Due to Broker	—	19,178
Accrued expenses	280,405	417,901
Total liabilities	10,717,461	14,111,084

Net Assets:
Paid-in capital	220,876,495	2,080,248,367
Total distributable earnings (loss)	(76,845,012)	534,335,123
NET ASSETS	$144,031,483	$2,614,583,490
Net Assets:
Class A	$1,571,044	$158,888,992
Class C	214,976	81,024,426
Institutional	3,857,747	1,097,389,389
Investor	2,093,775	381,957,978
Class R6	69,533,033	314,229,229
Class P	66,760,908	581,093,476
Total Net Assets	$144,031,483	$2,614,583,490
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	254,748	11,677,387
Class C	36,185	5,979,402
Institutional	639,713	80,918,649
Investor	348,253	28,144,575
Class R6	11,533,695	23,182,045
Class P	11,056,324	42,856,301
Net asset value, offering and redemption price per share:(b)
Class A	$6.17	$13.61
Class C	5.94	13.55
Institutional	6.03	13.56
Investor	6.01	13.57
Class R6	6.03	13.55
Class P	6.04	13.56

(a)	Segregated for initial margin and/or collateral for futures contracts.
(b)	Maximum public offering price per share for Class A Shares of the U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds is $14.40 and $6.53, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund
Investment income:

Dividends — unaffiliated issuers	$5,193,461	$30,493,493

Dividends — affiliated issuers	489	48,128

Interest	3,036	2,563

Total investment income	5,196,986	30,544,184

Expenses:

Management fees	681,110	9,995,174

Transfer Agency fees(a)	28,590	949,788

Distribution and Service (12b-1) fees(a)	3,543	575,143

Custody, accounting and administrative services	66,077	183,534

Printing and mailing costs	19,058	123,253

Service fees — Class C	371	119,391

Registration fees	39,435	73,875

Professional fees	83,427	52,332

Trustee fees	10,615	12,714

Other	56,212	29,313

Total expenses	988,438	12,114,517

Less — expense reductions	(238,731)	(962,051)

Net expenses	749,707	11,152,466

NET INVESTMENT INCOME	4,447,279	19,391,718

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(93,121)	36,658,615

Futures contracts	153,684	(1,470,736)

Written options	2,169,556	67,506,306

Foreign currency transactions	(260,881)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(35,265,515)	(658,936,112)

Futures contracts	(79,877)	(588,485)

Written options	872,616	16,821,053

Foreign currency translation	(140,519)	—

Net realized and unrealized loss	(32,644,057)	(540,009,359)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,196,778)	$(520,617,641)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Fund	Class A	Class C	Class A	Class C	Institutional	Investor	Class R6	Class P
International Equity Dividend and Premium	$2,431	$1,112	$1,556	$237	$843	$2,088	$12,589	$11,277
U.S. Equity Dividend and Premium	216,970	358,173	138,862	76,410	244,196	347,407	46,322	96,591

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Changes in Net Assets

	International Equity Dividend and Premium Fund		U.S. Equity Dividend and Premium Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Fiscal Year Ended December 31, 2021
From operations:
Net investment income	$4,447,279	$5,974,522	$19,439,393	$36,810,190
Net realized gain	1,969,238	9,841,480	102,690,036	147,586,957
Net change in unrealized gain (loss)	(34,613,295)	1,174,822	(642,747,070)	414,042,886
Net increase (decrease) in net assets resulting from operations	(28,196,778)	16,990,824	(520,617,641)	598,440,033

Distributions to shareholders:
From distributable earnings:
Class A Shares	(65,285)	(59,547)	(917,481)	(9,824,749)
Class C Shares	(7,390)	(7,337)	(135,254)	(5,383,356)
Institutional Shares	(152,258)	(146,586)	(8,364,440)	(77,734,244)
Investor Shares	(78,132)	(154,566)	(2,747,202)	(26,472,514)
Class R6 Shares	(3,043,015)	(2,859,038)	(2,196,949)	(19,587,103)
Class P Shares	(2,675,950)	(2,564,990)	(4,450,473)	(40,891,276)
Total distributions to shareholders	(6,022,030)	(5,792,064)	(18,811,799)	(179,893,242)

From share transactions:
Proceeds from sales of shares	7,435,106	15,077,004	310,421,253	604,320,258
Reinvestment of distributions	5,948,185	5,716,638	17,114,422	163,634,347
Cost of shares redeemed	(20,213,257)	(47,759,106)	309,575,451	(762,104,051)
Net increase (decrease) in net assets resulting from share transactions	(6,829,966)	(26,965,464)	17,960,224	5,850,554
TOTAL INCREASE (DECREASE)	(41,048,774)	(15,766,704)	(521,469,216)	424,397,345

Net assets:
Beginning of period	185,080,257	200,846,961	3,136,052,706	2,711,655,361
End of period	$144,031,483	$185,080,257	$2,614,583,490	$3,136,052,706

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$7.59		$7.16	$7.28	$6.55	$7.76	$6.43

Net investment income(a)	0.18		0.21	0.15	0.20	0.20	0.15

Net realized and unrealized gain (loss)	(1.36)		0.42	(0.11)	0.73	(1.22)	1.34

Total from investment operations	(1.18)		0.63	0.04	0.93	(1.02)	1.49

Distributions to shareholders from net investment income	(0.24)		(0.20)	(0.16)	(0.20)	(0.19)	(0.16)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.24)		(0.20)	(0.16)	(0.20)	(0.19)	(0.16)

Net asset value, end of period	$6.17		$7.59	$7.16	$7.28	$6.55	$7.76

Total return(c)	(15.68)%		8.94%	0.93%	14.42%	(13.34)%	23.36%

Net assets, end of period (in 000s)	$1,571		$2,170	$2,050	$2,424	$2,232	$3,962

Ratio of net expenses to average net assets	1.23	%(d)	1.23%	1.27%	1.33%	1.34%	1.34%

Ratio of total expenses to average net assets	1.55	%(d)	1.39%	1.48%	1.44%	1.38%	1.34%

Ratio of net investment income to average net assets	4.95	%(d)	2.85%	2.39%	2.86%	2.71%	2.16%

Portfolio turnover rate(e)	11%		17%	34%	9%	14%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$7.32		$6.90	$7.02	$6.32	$7.48	$6.21

Net investment income(a)	0.15		0.14	0.10	0.14	0.16	0.09

Net realized and unrealized gain (loss)	(1.32)		0.42	(0.11)	0.71	(1.20)	1.30

Total from investment operations	(1.17)		0.56	(0.01)	0.85	(1.04)	1.39

Distributions to shareholders from net investment income	(0.21)		(0.14)	(0.11)	(0.15)	(0.12)	(0.12)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.21)		(0.14)	(0.11)	(0.15)	(0.12)	(0.12)

Net asset value, end of period	$5.94		$7.32	$6.90	$7.02	$6.32	$7.48

Total return(c)	(16.09)%		8.22%	0.18%	13.54%	(14.01)%	22.50%

Net assets, end of period (in 000s)	$215		$362	$621	$815	$1,252	$4,276

Ratio of net expenses to average net assets	1.98	%(d)	1.98%	2.02%	2.08%	2.09%	2.09%

Ratio of total expenses to average net assets	2.30	%(d)	2.16%	2.23%	2.19%	2.11%	2.09%

Ratio of net investment income to average net assets	3.92	%(d)	1.91%	1.63%	2.11%	2.24%	1.29%

Portfolio turnover rate(e)	11%		17%	34%	9%	14%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$7.43		$7.01	$7.14	$6.42	$7.62	$6.32

Net investment income(a)	0.19		0.24	0.16	0.22	0.31	0.18

Net realized and unrealized gain (loss)	(1.34)		0.41	(0.10)	0.73	(1.29)	1.31

Total from investment operations	(1.15)		0.65	0.06	0.95	(0.98)	1.49

Distributions to shareholders from net investment income	(0.25)		(0.23)	(0.19)	(0.23)	(0.22)	(0.19)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.25)		(0.23)	(0.19)	(0.23)	(0.22)	(0.19)

Net asset value, end of period	$6.03		$7.43	$7.01	$7.14	$6.42	$7.62

Total return(c)	(15.60)%		9.38%	1.18%	14.82%	(12.96)%	23.85%

Net assets, end of period (in 000s)	$3,858		$4,417	$4,897	$12,005	$15,696	$399,955

Ratio of net expenses to average net assets	0.89	%(d)	0.89%	0.92%	0.95%	0.95%	0.95%

Ratio of total expenses to average net assets	1.18	%(d)	1.04%	1.10%	1.06%	0.95%	0.95%

Ratio of net investment income to average net assets	5.34	%(d)	3.19%	2.51%	3.28%	4.12%	2.58%

Portfolio turnover rate(e)	11%		17%	34%	9%	14%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Investor Shares(a)
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$7.41		$7.00	$7.12	$6.41	$7.60	$6.31

Net investment income(b)	0.19		0.23	0.15	0.21	0.20	0.17

Net realized and unrealized gain (loss)	(1.35)		0.40	(0.09)	0.72	(1.18)	1.30

Total from investment operations	(1.16)		0.63	0.06	0.93	(0.98)	1.47

Distributions to shareholders from net investment income	(0.24)		(0.22)	(0.18)	(0.22)	(0.21)	(0.18)

Distributions to shareholders from return of capital	—		—	— (c)	—	—	—

Total distributions	(0.24)		(0.22)	(0.18)	(0.22)	(0.21)	(0.18)

Net asset value, end of period	$6.01		$7.41	$7.00	$7.12	$6.41	$7.60

Total return(d)	(15.69)%		9.15%	1.20%	14.71%	(13.10)%	23.58%

Net assets, end of period (in 000s)	$2,094		$5,313	$4,288	$8,915	$8,207	$6,048

Ratio of net expenses to average net assets	0.98	%(e)	0.98%	1.03%	1.08%	1.09%	1.09%

Ratio of total expenses to average net assets	1.30	%(e)	1.14%	1.23%	1.19%	1.14%	1.09%

Ratio of net investment income to average net assets	4.95	%(e)	3.09%	2.39%	3.14%	2.76%	2.36%

Portfolio turnover rate(f)	11%		17%	34%	9%	14%	17%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			April 17, 2018* to December 31, 2018
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$7.43		$7.01	$7.13	$6.42	$7.60

Net investment income(a)	0.19		0.23	0.17	0.22	0.08

Net realized and unrealized gain (loss)	(1.34)		0.42	(0.10)	0.72	(1.07)

Total from investment operations	(1.15)		0.65	0.07	0.94	(0.99)

Distributions to shareholders from net investment income	(0.25)		(0.23)	(0.19)	(0.23)	(0.19)

Distributions to shareholders from return of capital	—		—	— (b)	—	—

Total distributions	(0.25)		(0.23)	(0.19)	(0.23)	(0.19)

Net asset value, end of period	$6.03		$7.43	$7.01	$7.13	$6.42

Total return(c)	(15.60)%		9.38%	1.34%	14.85%	(13.25)%

Net assets, end of period (in 000s)	$69,533		$91,208	$102,041	$136,241	$125,311

Ratio of net expenses to average net assets	0.88	%(d)	0.88%	0.90%	0.94%	0.93	%(d)

Ratio of total expenses to average net assets	1.17	%(d)	1.02%	1.10%	1.05%	1.03	%(d)

Ratio of net investment income to average net assets	5.30	%(d)	3.14%	2.70%	3.23%	1.81	%(d)

Portfolio turnover rate(e)	11%		17%	34%	9%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			April 17, 2018* to December 31, 2018
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$7.44		$7.02	$7.14	$6.43	$7.71

Net investment income(a)	0.19		0.23	0.17	0.22	0.09

Net realized and unrealized gain (loss)	(1.34)		0.42	(0.10)	0.72	(1.18)

Total from investment operations	(1.15)		0.65	0.07	0.94	(1.09)

Distributions to shareholders from net investment income	(0.25)		(0.23)	(0.19)	(0.23)	(0.19)

Distributions to shareholders from return of capital	—		—	— (b)	—	—

Total distributions	(0.25)		(0.23)	(0.19)	(0.23)	(0.19)

Net asset value, end of period	$6.04		$7.44	$7.02	$7.14	$6.43

Total return(c)	(15.58)%		9.37%	1.33%	14.83%	(14.35)%

Net assets, end of period (in 000s)	$66,761		$81,611	$86,949	$138,381	$162,129

Ratio of net expenses to average net assets	0.88	%(d)	0.88%	0.90%	0.94%	0.93	%(d)

Ratio of total expenses to average net assets	1.17	%(d)	1.02%	1.10%	1.05%	1.03	%(d)

Ratio of net investment income to average net assets	5.30	%(d)	3.17%	2.67%	3.26%	1.81	%(d)

Portfolio turnover rate(e)	11%		17%	34%	9%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class A Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.43		$14.20	$13.38	$11.46	$13.16	$12.11

Net investment income(a)	0.08		0.15	0.18	0.21	0.21	0.19

Net realized and unrealized gain (loss)	(2.82)		3.01	1.61	2.57	(1.05)	1.61

Total from investment operations	(2.74)		3.16	1.79	2.78	(0.84)	1.80

Distributions to shareholders from net investment income	(0.08)		(0.15)	(0.19)	(0.21)	(0.22)	(0.19)

Distributions to shareholders from net realized gains	—		(0.78)	(0.78)	(0.65)	(0.64)	(0.56)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.08)		(0.93)	(0.97)	(0.86)	(0.86)	(0.75)

Net asset value, end of period	$13.61		$16.43	$14.20	$13.38	$11.46	$13.16

Total return(c)	(16.67)%		22.42%	13.62%	24.62%	(6.63)%	14.83%

Net assets, end of period (in 000s)	$158,889		$183,895	$135,937	$195,689	$187,524	$275,451

Ratio of net expenses to average net assets	1.05	%(d)	1.06%	1.09%	1.12%	1.12%	1.13%

Ratio of total expenses to average net assets	1.14	%(d)	1.13%	1.15%	1.16%	1.15%	1.15%

Ratio of net investment income to average net assets	1.07	%(d)	0.97%	1.41%	1.65%	1.61%	1.47%

Portfolio turnover rate(e)	19%		19%	39%	26%	37%	34%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class C Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.36		$14.14	$13.33	$11.41	$13.11	$12.07

Net investment income(a)	0.03		0.04	0.08	0.12	0.11	0.10

Net realized and unrealized gain (loss)	(2.82)		2.99	1.60	2.57	(1.05)	1.60

Total from investment operations	(2.79)		3.03	1.68	2.69	(0.94)	1.70

Distributions to shareholders from net investment income	(0.02)		(0.03)	(0.09)	(0.12)	(0.12)	(0.10)

Distributions to shareholders from net realized gains	—		(0.78)	(0.78)	(0.65)	(0.64)	(0.56)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.02)		(0.81)	(0.87)	(0.77)	(0.76)	(0.66)

Net asset value, end of period	$13.55		$16.36	$14.14	$13.33	$11.41	$13.11

Total return(c)	(17.00)%		21.48%	12.83%	23.72%	(7.38)%	13.99%

Net assets, end of period (in 000s)	$81,024		$109,023	$118,819	$141,029	$139,580	$177,178

Ratio of net expenses to average net assets	1.80	%(d)	1.81%	1.84%	1.87%	1.87%	1.88%

Ratio of total expenses to average net assets	1.89	%(d)	1.88%	1.90%	1.91%	1.90%	1.90%

Ratio of net investment income to average net assets	0.32	%(d)	0.23%	0.64%	0.90%	0.86%	0.76%

Portfolio turnover rate(e)	19%		19%	39%	26%	37%	34%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Institutional Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.37		$14.16	$13.35	$11.43	$13.13	$12.09

Net investment income(a)	0.11		0.21	0.23	0.26	0.27	0.24

Net realized and unrealized gain (loss)	(2.82)		2.99	1.60	2.57	(1.06)	1.60

Total from investment operations	(2.71)		3.20	1.83	2.83	(0.79)	1.84

Distributions to shareholders from net investment income	(0.10)		(0.21)	(0.24)	(0.26)	(0.27)	(0.24)

Distributions to shareholders from net realized gains	—		(0.78)	(0.78)	(0.65)	(0.64)	(0.56)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.10)		(0.99)	(1.02)	(0.91)	(0.91)	(0.80)

Net asset value, end of period	$13.56		$16.37	$14.16	$13.35	$11.43	$13.13

Total return(c)	(16.58)%		22.82%	14.12%	25.06%	(6.28)%	15.31%

Net assets, end of period (in 000s)	$1,097,389		$1,329,450	$1,252,383	$1,242,858	$1,106,179	$2,565,883

Ratio of net expenses to average net assets	0.71	%(d)	0.71%	0.72%	0.75%	0.74%	0.74%

Ratio of total expenses to average net assets	0.77	%(d)	0.76%	0.78%	0.77%	0.76%	0.76%

Ratio of net investment income to average net assets	1.42	%(d)	1.33%	1.73%	2.02%	2.01%	1.89%

Portfolio turnover rate(e)	19%		19%	39%	26%	37%	34%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Investor Shares(a)
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.38		$14.17	$13.36	$11.44	$13.14	$12.10

Net investment income(b)	0.10		0.19	0.21	0.25	0.25	0.23

Net realized and unrealized gain (loss)	(2.81)		2.99	1.60	2.57	(1.06)	1.60

Total from investment operations	(2.71)		3.18	1.81	2.82	(0.81)	1.83

Distributions to shareholders from net investment income	(0.10)		(0.19)	(0.22)	(0.25)	(0.25)	(0.23)

Distributions to shareholders from net realized gains	—		(0.78)	(0.78)	(0.65)	(0.64)	(0.56)

Distributions to shareholders from return of capital	—		—	— (c)	—	—	—

Total distributions	(0.10)		(0.97)	(1.00)	(0.90)	(0.89)	(0.79)

Net asset value, end of period	$13.57		$16.38	$14.17	$13.36	$11.44	$13.14

Total return(d)	(16.61)%		22.78%	13.90%	25.00%	(6.47)%	15.18%

Net assets, end of period (in 000s)	$381,958		$473,054	$402,711	$468,254	$432,136	$473,178

Ratio of net expenses to average net assets	0.80	%(e)	0.81%	0.83%	0.87%	0.87%	0.88%

Ratio of total expenses to average net assets	0.89	%(e)	0.88%	0.90%	0.91%	0.90%	0.90%

Ratio of net investment income to average net assets	1.32	%(e)	1.23%	1.64%	1.90%	1.86%	1.76%

Portfolio turnover rate(f)	19%		19%	39%	26%	37%	34%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class R6 Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			April 30, 2018 to December 31, 2018*
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$16.36		$14.15	$13.34	$11.42	$12.84

Net investment income(a)	0.11		0.21	0.23	0.26	0.17

Net realized and unrealized gain (loss)	(2.82)		2.99	1.60	2.57	(0.75)

Total from investment operations	(2.71)		3.20	1.83	2.83	(0.58)

Distributions to shareholders from net investment income	(0.10)		(0.21)	(0.24)	(0.26)	(0.20)

Distributions to shareholders from net realized gains	—		(0.78)	(0.78)	(0.65)	(0.64)

Distributions to shareholders from return of capital	—		—	— (b)	—	—

Total distributions	(0.10)		(0.99)	(1.02)	(0.91)	(0.84)

Net asset value, end of period	$13.55		$16.36	$14.15	$13.34	$11.42

Total return(c)	(16.53)%		22.85%	14.13%	25.09%	(4.78)%

Net assets, end of period (in 000s)	$314,229		$336,827	$208,584	$275,973	$252,381

Ratio of net expenses to average net assets	0.70	%(d)	0.70%	0.72%	0.74%	0.73	%(d)

Ratio of total expenses to average net assets	0.76	%(d)	0.75%	0.77%	0.76%	0.76	%(d)

Ratio of net investment income to average net assets	1.43	%(d)	1.33%	1.77%	2.03%	1.91	%(d)

Portfolio turnover rate(e)	19%		19%	39%	26%	37%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class P Shares
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,			April 17, 2018* to December 31, 2018
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$16.37		$14.15	$13.34	$11.43	$13.12

Net investment income(a)	0.11		0.21	0.23	0.26	0.18

Net realized and unrealized gain (loss)	(2.82)		3.00	1.60	2.56	(1.03)

Total from investment operations	(2.71)		3.21	1.83	2.82	(0.85)

Distributions to shareholders from net investment income	(0.10)		(0.21)	(0.24)	(0.26)	(0.20)

Distributions to shareholders from net realized gains	—		(0.78)	(0.78)	(0.65)	(0.64)

Distributions to shareholders from return of capital	—		—	— (b)	—	—

Total distributions	(0.10)		(0.99)	(1.02)	(0.91)	(0.84)

Net asset value, end of period	$13.56		$16.37	$14.15	$13.34	$11.43

Total return(c)	(16.58)%		22.93%	14.05%	25.07%	(6.73)%

Net assets, end of period (in 000s)	$581,093		$703,803	$593,220	$679,431	$648,424

Ratio of net expenses to average net assets	0.70	%(d)	0.70%	0.72%	0.74%	0.73	%(d)

Ratio of total expenses to average net assets	0.76	%(d)	0.75%	0.77%	0.76%	0.76	%(d)

Ratio of net investment income to average net assets	1.43	%(d)	1.34%	1.76%	2.03%	1.93	%(d)

Portfolio turnover rate(e)	19%		19%	39%	26%	37%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements

June 30, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
International Equity Dividend and Premium and U.S. Equity Dividend and Premium	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each

35

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Investment income distributions, if any, are declared and paid at least quarterly. Capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

International Equity Dividend and Premium	Quarterly	Annually
U.S. Equity Dividend and Premium	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price

36

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an

37

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

The International Equity Dividend and Premium Fund has limited market value in Russian securities. These Russian assets have been fair valued to reflect the limited liquidity and transferability in the current environment. With the closure of local markets and imposition of sanctions in February and March, there is currently only a limited degree of portfolio management actions possible as most of these assets are either sanctioned and/or cannot be settled. These assets continue to be closely monitored and proactively managed to ensure the Fund complies with all sanctions and to maximize shareholder value where possible.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2022:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,166,753	$37,525,339	$—

Australia and Oceania	—	13,524,777	—

Europe	11,405,492	86,701,410	—

North America	—	108,466	—

Total	$12,572,245	$137,859,992	$—

Derivative Type

Liabilities

Futures contracts(b)	$(33,720)	$—	$—

Written option contracts	—	(1,316,249)	—

Total	$(33,720)	$(1,316,249)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

38

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Australia and Oceania	$1,218,100	$—	$—

Europe	68,437,544	—	—

North America	2,493,167,260	—	—

South America	16,834,452	—	—

Investment Company	14,929,141	—	—

Total	$2,594,586,497	$—	$—

Derivative Type

Liabilities

Futures contracts(b)	$(437,020)	$—	$—

Written option contracts	—	(10,202,055)	—

Total	$(437,020)	$(10,202,055)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENT IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2022. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts; Payable for written options, at value	$(1,349,969)	(a)

U.S. EQUITY DIVIDEND AND PREMIUM FUND

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	—	$—	Variation margin on futures contracts; Payable for written options, at value	$(10,639,075)	(a)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only variation margin as of June 30,2022 is reported within the Statements of Assets and Liabilities.

39

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Risk	Statement of Operations	Net Realized Loss	Net Change in Unrealized Loss
Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$2,323,240	$(792,739)

U.S. EQUITY DIVIDEND AND PREMIUM FUND
Risk	Statement of Operations	Net Realized Loss	Net Change in Unrealized Loss
Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$66,035,570	$16,232,568

For the six months ended June 30, 2022, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Shares/Units(a)
Fund	Futures Contracts	Written Options

International Equity Dividend and Premium Fund	32	8,057
U.S. Equity Dividend and Premium Fund	76	184,025

(a)	Amounts disclosed represent average number of contracts for futures contracts, or shares/units outstanding for written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Funds held such derivatives for the six months ended June 30, 2022.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. For the six months ended June 30, 2022, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Goldman Sachs International Equity Dividend and Premium	0.81%	0.73%	0.69%	0.68%	0.67%	0.81%	0.81%
Goldman Sachs U.S. Equity Dividend and Premium	0.75	0.68	0.65	0.64	0.63	0.70	0.65	*

^	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.
*	GSAM has agreed to waive a portion of its management fee in an amount equal to 0.04% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 29, 2023, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2022, GSAM waived $182 and $19,783 of the management fee for the International Equity Dividend and Premium and U.S. Equity Dividend Funds, respectively.

B.  Distribution and/or Service (12b-1) Plans —The Trust, on behalf of Class A Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C
Distribution Plan and/or Service Plan	0.25%	0.75%

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2022, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contigent Deferred Sales Charge
Fund	Class A	Class C
International Equity Dividend and Premium	$17	$—
U.S. Equity Dividend and Premium	7,823	—

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% and 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the International Equity Dividend and Premium and U.S. Equity Dividend Funds, respectively. These arrangements will remain in effect through at least April 29, 2023, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees. Prior to April 29, 2022, Goldman Sachs waived its transfer agent fee equal to 0.02% of the U.S. Equity Dividend and Premium Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Equity Dividend and Premium and U.S. Equity Dividend Funds are 0.044% and 0.014%, respectively. These Other Expense limitations will remain in place through at least April 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended June 30, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
International Equity Dividend and Premium	$182	$728	$237,821	$238,731
U.S. Equity Dividend and Premium	595,203	93,210	273,638	962,051

G.  Line of Credit Facility — As of June 30, 2022, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2022, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

H.  Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2022:

Fund Name	Beginning Value as of December 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2022	Shares as of June 30, 2022	Dividend Income
International Equity Dividend and Premium	$504,243	$5,198,508	$(5,702,751)	$—	$—	$489
U.S. Equity Dividend and Premium	4,137,766	191,126,885	(180,335,510)	14,929,141	14,929,141	48,128

As of June 30, 2022, the following Goldman Sachs Global Tax-Aware Equity Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Enhanced Dividend Global Equity Portfolio
International Equity Dividend and Premium	48%
U.S. Equity Dividend and Premium	7

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2022, were as follows:

Fund	Purchases	Sales
International Equity Dividend and Premium	$25,471,733	$19,179,834
U.S. Equity Dividend and Premium	551,343,934	536,724,488

7. TAX INFORMATION

As of December 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	International Equity Dividend and Premium	U.S. Equity Dividend and Premium
Capital loss carryforwards:
Perpetual Short-Term	$(74,546,117)	$—
Perpetual Long-Term	(8,437,388)	—
Total capital loss carryforwards	$(82,983,505)	$—
Timing differences (Real Estate Investment Trusts/Post October Capital Loss Deferral)	$(21,840)	$(9,121,110)

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

7. TAX INFORMATION (continued)

As of June 30, 2022, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	International Equity Dividend and Premium	U.S. Equity Dividend and Premium
Tax Cost	$144,919,031	$2,161,703,788
Gross unrealized gain	23,378,679	579,630,668
Gross unrealized loss	(17,865,473)	(146,747,959)
Net unrealized security gain (loss)	$5,513,206	$432,882,709

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and options contracts, and differences in the tax treatment of partnership investments and real estate investment trust investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

8. OTHER RISKS (continued)

markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Equity Dividend and Premium Fund
	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	15,493	$107,925	38,276	$286,919

Reinvestment of distributions	10,297	65,285	7,993	59,547

Shares redeemed	(56,856)	(377,661)	(46,827)	(350,353)
	(31,066)	(204,451)	(558)	(3,887)
Class C Shares

Shares sold	3,660	25,308	4,171	30,400

Reinvestment of distributions	1,219	7,390	1,003	7,221

Shares redeemed	(18,189)	(118,907)	(45,662)	(326,957)
	(13,310)	(86,209)	(40,488)	(289,336)
Institutional Shares

Shares sold	69,939	482,618	81,531	591,238

Reinvestment of distributions	16,755	104,138	12,678	92,444

Shares redeemed	(41,572)	(286,390)	(198,016)	(1,459,775)
	45,122	300,366	(103,807)	(776,093)
Investor Shares

Shares sold	28,685	172,782	275,916	2,021,371

Reinvestment of distributions	12,583	78,132	21,259	154,566

Shares redeemed	(409,982)	(2,966,840)	(193,155)	(1,419,459)
	(368,714)	(2,715,926)	104,020	756,478
Class R6 Shares

Shares sold	593,782	4,086,093	1,073,091	7,884,259

Reinvestment of distributions	490,271	3,043,015	392,194	2,859,038

Shares redeemed	(1,832,054)	(11,652,332)	(3,738,617)	(27,034,591)
	(748,001)	(4,523,224)	(2,273,332)	(16,291,294)
Class P Shares

Shares sold	374,561	2,560,380	576,440	4,262,817

Reinvestment of distributions	425,897	2,650,225	348,446	2,543,822

Shares redeemed	(717,107)	(4,811,127)	(2,336,341)	(17,167,971)
	83,351	399,478	(1,411,455)	(10,361,332)

NET DECREASE	(1,032,618)	$(6,829,966)	(3,725,620)	$(26,965,464)

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Dividend and Premium Fund
	For the Six Months Ended June 30, 2022 (Unaudited)		For the Fiscal Year Ended December 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,616,261	$24,683,081	3,071,696	$47,934,630

Reinvestment of distributions	54,089	798,801	538,836	8,627,242

Shares redeemed	(1,188,370)	(18,079,277)	(1,986,087)	(31,209,475)
	481,980	7,402,605	1,624,445	25,352,397
Class C Shares

Shares sold	248,883	3,808,833	663,493	10,366,879

Reinvestment of distributions	8,442	124,191	306,290	4,890,543

Shares redeemed	(943,211)	(14,005,262)	(2,707,607)	(41,897,327)
	(685,886)	(10,072,238)	(1,737,824)	(26,639,905)
Institutional Shares

Shares sold	10,617,473	159,464,649	15,305,046	239,419,750

Reinvestment of distributions	510,306	7,509,948	4,277,140	68,232,724

Shares redeemed	(11,414,679)	(169,794,596)	(26,845,489)	(423,221,873)
	(286,900)	(2,819,999)	(7,263,303)	(115,569,399)
Investor Shares

Shares sold	3,485,487	53,002,629	6,748,651	106,802,082

Reinvestment of distributions	186,255	2,747,043	1,657,720	26,470,639

Shares redeemed	(4,401,942)	(65,346,761)	(7,959,798)	(123,914,679)
	(730,200)	(9,597,089)	446,573	9,358,042
Class R6 Shares

Shares sold	3,447,713	48,273,147	8,807,588	141,751,659

Reinvestment of distributions	100,966	1,483,966	910,495	14,521,923

Shares redeemed	(951,417)	(14,627,866)	(3,874,637)	(60,289,891)
	2,597,262	35,129,247	5,843,446	95,983,691
Class P Shares

Shares sold	1,404,719	21,188,914	3,705,712	58,045,258

Reinvestment of distributions	302,191	4,450,473	2,563,555	40,891,276

Shares redeemed	(1,848,735)	(27,721,689)	(5,184,667)	(81,570,806)
	(141,825)	(2,082,302)	1,084,600	17,365,728

NET INCREASE (DECREASE)	1,234,431	$17,960,224	(2,063)	$5,850,554

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Equity Dividend and Premium Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2022. The information on each Fund’s investment performance was provided for the one-, three-, five-,

50

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the International Equity Dividend and Premium Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-year period and in the fourth quartile for the three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2022. They noted that the U.S. Equity Dividend and Premium Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-year period and in the fourth quartile for the three-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

51

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

First $1 billion	0.81%	0.75%

Next $1 billion	0.73	0.68

Next $3 billion	0.69	0.65

Next $3 billion	0.68	0.64

Over $8 billion	0.67	0.63

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to waive a portion of its management fee with respect to U.S. Equity Dividend and Premium Fund and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fee with respect to each of the Funds. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the U.S. Equity Dividend and Premium Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the

52

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2023.

53

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 8-9, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

54

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Funds’ operations are difficult to predict.

55

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Fund Expenses — Six Month Period Ended June 30, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6 or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) contingent deferred sales charges on redemptions (with respect to Class C Shares), (if any); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A and Class C Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6 and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	International Equity Dividend and Premium Fund				U.S. Equity Dividend and Premium Fund
Share Class	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/22*	Beginning Account Value 1/1/22	Ending Account Value 6/30/22		Expenses Paid for the 6 months ended 6/30/22*
Class A
Actual	$1,000.00	$843.20		$5.62	$1,000.00	$833.30		$4.77
Hypothetical 5% return	1,000.00	1,018.70	+	6.16	1,000.00	1,019.59	+	5.26
Class C
Actual	1,000.00	839.10		9.03	1,000.00	830.00		8.17
Hypothetical 5% return	1,000.00	1,014.98	+	9.89	1,000.00	1,015.87	+	9.00
Institutional
Actual	1,000.00	844.00		4.07	1,000.00	834.20		3.23
Hypothetical 5% return	1,000.00	1,020.38	+	4.46	1,000.00	1,021.27	+	3.56
Investor
Actual	1,000.00	843.10		4.48	1,000.00	833.90		3.64
Hypothetical 5% return	1,000.00	1,019.93	+	4.91	1,000.00	1,020.83	+	4.01
Class R6
Actual	1,000.00	844.00		4.02	1,000.00	834.70		3.18
Hypothetical 5% return	1,000.00	1,020.43		4.41	1,000.00	1,021.32	+	3.51
Class P
Actual	1,000.00	844.20		4.02	1,000.00	834.20		3.18
Hypothetical 5% return	1,000.00	1,020.43	+	4.41	1,000.00	1,020.32	+	3.51

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class P
International Equity Dividend and Premium	1.23%	1.98%	0.89%	0.98%	0.88%	0.88%

U.S. Equity Dividend and Premium	1.05	1.80	0.71	0.80	0.70	0.70

56

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.27 trillion in assets under supervision as of June 30, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[5]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[6]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[6]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown are as of June 30, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2022 Goldman Sachs. All rights reserved. 287744-OTU-08/2022 TAXADVSAR2-22

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)		Not applicable to open-end investment companies.

(a)(4)		There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 26, 2022

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 26, 2022